Registration No. 333-65048
811-07837
As Filed with the Securities and Exchange Commission on April 29, 2013

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933          [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No.__25__         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__48__          [ X ]

Sun Life of Canada (U.S.) Variable Account G
Registrant

Sun Life Assurance Company of Canada (U.S.)
Depositor

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Depositor's Address

1-888-594-2654
Depositor's Telephone Number

Michael S. Bloom
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on April 29, 2013 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on July 27, 2009 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Futurity Corporate VUL
Sun Life of Canada (U.S.) Variable Account G
A Flexible Premium Variable Universal Life Insurance Policy
Prospectus
April 29, 2013

This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the “Variable Account”), one of our separate accounts.  The Policy is being offered to corporations to insure employees and other persons in whom they have an insurable interest on an individual basis.  This prospectus contains important information You should understand before purchasing a Policy.  We use certain special terms which are defined in Appendix A.  You should read this prospectus carefully and keep it for future reference.  You may choose among a number of Sub-Accounts and a Fixed Account Option.  The Sub-Accounts in the Variable Account invest in shares of the following Funds:

ASSET ALLOCATION	LARGE CAP EQUITY
MFS® Total Return Portfolio (Service Class)	AllianceBernstein Growth and Income Portfolio (Class B)
EMERGING MARKETS BOND	American Funds Insurance Series® Growth-Income Fund (Class 2)
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	American Funds Insurance Series® Growth Fund (Class 2)
HIGH YIELD BOND	American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 2)
American Funds Insurance Series® High-Income Bond Fund (Class 2)	Dreyfus Stock Index Fund, Inc. (Initial Shares)
MFS® High Yield Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)5
MFS® High Yield Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Service Class 2)4
INFLATION-PROTECTED BOND	Goldman Sachs Strategic Growth Fund (Institutional Class)
PIMCO Real Return Portfolio (Administrative Class)	Goldman Sachs Structured U.S. Equity Fund (Institutional Class)
INTERMEDIATE TERM BOND	Invesco V.I. American Franchise Fund (Series I Shares)7
American Funds Insurance Series® Bond Fund (Class 2)	Invesco V.I. Core Equity Fund (Series I Shares)
MFS® Bond Portfolio (Service Class)	MFS® Blended Research Core Equity Portfolio (Service Class)
MFS® Government Securities Portfolio (Service Class)	MFS® Core Equity Portfolio (Service Class)
MFS® Research Bond Series (Initial Class)	MFS® Growth Series (Service Class)
PIMCO Total Return Portfolio (Administrative Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
INTERNATIONAL/GLOBAL EQUITY	MFS® Research Series (Initial Class)
AllianceBernstein International Growth Portfolio (Class B)	MFS® Value Series (Initial Class)
American Funds Insurance Series® International Fund (Class 2)	MFS® Value Portfolio (Service Class)
American Funds Insurance Series® Global Growth Fund (Class 2)	Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)
American Funds Insurance Series® Global Growth and Income Fund (Class 2)	Rydex Variable Trust Nova Fund3
Fidelity® VIP Overseas Portfolio (Service Class 2)4	Rydex Variable Trust NASDAQ-100® Fund3
Invesco V.I. International Growth Fund (Series I Shares)	T. Rowe Price Equity Income Portfolio3
MFS® Global Research Portfolio (Service Class)	REAL ESTATE EQUITY
MFS® International Growth Portfolio (Service Class)	MFS® Global Real Estate Portfolio(Initial Class)
Templeton Foreign Securities Fund (Class 2)	SHORT TERM BOND
Templeton Growth Securities Fund (Class 2)	MFS® Limited Maturity Portfolio (Initial Class)
INTERNATIONAL/ GLOBAL SMALL/MID CAP EQUITY	SMALL CAP EQUITY
American Funds Insurance Series® Global Small Capitalization Fund (Class 2)	AllianceBernstein Small Cap Growth Portfolio (Class B)6
Lord Abbett Series Fund – International Opportunities Portfolio (Class VC)	Delaware VIP Small Cap Value Series (Standard Class)
MID CAP EQUITY	DWS Small Cap Index VIP (Class B)2
Delaware VIP Smid Cap Growth Series (Standard Class)	Invesco V.I. Small Cap Equity Fund (Series I Shares)
Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares)	MFS® Blended Research Small Cap Equity Portfolio (Initial Class)
Invesco V.I. Mid Cap Growth Fund (Series I Shares)8	MFS® New Discovery Portfolio (Service Class)1
MFS® Mid Cap Growth Series (Initial Class)
MFS® Mid Cap Growth Series (Service Class)	SPECIALTY/SECTOR EQUITY
MFS® Mid Cap Value Portfolio (Initial Class)	AllianceBernstein Global Thematic Growth Portfolio (Class B)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class I)	MFS® Utilities Portfolio (Service Class)
MONEY MARKET	MULTI SECTOR BOND
MFS® Money Market Potfolio (Initial Class)	MFS® Strategic Income Portfolio (Service Class)

AllianceBernstein L.P. advises the AllianceBernstein Variable Products Series Fund, Inc. Portfolios.  Capital Research and Management Company advises the American Fund Insurance Series® Funds.  Delaware Management Company advises the Delaware Series.  Dreyfus Corporation advises the Dreyfus Investment Portfolios MidCap Stock Portfolio and the Dreyfus Stock Index Fund, Inc.  Deutsche Investment Management Americas, Inc. advises the DWS Small Cap Index VIP with Northern Trust Investments, Inc. serving as subadviser.  Fidelity Management & Research Company advises the Fidelity® VIP Portfolios and advisory entities affiliated with Fidelity Management & Research Company subadvise the Fidelity® VIP Portfolios.  Goldman Sachs Asset Management, L.P. advises the Goldman Sachs Funds.  Invesco Advisers, Inc. advises the Invesco Funds.  Lord, Abbett & Co. LLC advises the Lord Abbett International Opportunities Portfolio.  Massachusetts Financial Services Company advises the MFS® Portfolios and Series.  Neuberger Berman Management LLC advises the Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio.  OFI Global Asset Management, Inc. advises the Oppenheimer Capital Appreciation Fund/VA.  Pacific Investment Management Company advises the PIMCO Variable Insurance Trust Portfolios.  Security Investors, LLC advises the Rydex Variable Trust Funds.  Templeton Investment Counsel, LLC advises Templeton Foreign Securities Fund.  Templeton Global Advisors Limited advises the Templeton Growth Securities Fund.  T. Rowe Price Associates, Inc. advises the T. Rowe Price Equity Income Portfolio.
1On and after July 1, 2008, this investment option is not open to new premium or transfers.
2On and after November 15, 2010, these investment options are not open to new premium or transfers.
3These Funds do not have different share classes.
4These Portfolios are in Variable Insurance Products Fund.
5This Portfolio is in Variable Insurance Products Fund II.
6This Portfolio is not an available investment option for Policies with Investment Start Dates on and after February 1, 2013.
7Formerly Invesco Van Kampen V.I. American Franchise Fund.
8Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund.

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(888) 594-2654

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Topic	Page

Risk/Benefit Summary of Policy [INSERT PAGE NUMBER]
About Who We Are [INSERT PAGE NUMBER]
The Variable Account [INSERT PAGE NUMBER]
The Funds [INSERT PAGE NUMBER]
Fees and Expenses of the Funds [INSERT PAGE NUMBER]
Potential Conflicts [INSERT PAGE NUMBER]
Our General Account [INSERT PAGE NUMBER]
Application and Issuance [INSERT PAGE NUMBER]
Death Benefit Compliance Test [INSERT PAGE NUMBER]
Initial Premium Payment [INSERT PAGE NUMBER]
Insurable Interest Requirement. [INSERT PAGE NUMBER]
Right to Return Policy Period [INSERT PAGE NUMBER]
Premium Payments [INSERT PAGE NUMBER]
General Limitations [INSERT PAGE NUMBER]
Guideline Premium Test Limitations [INSERT PAGE NUMBER]
Planned Periodic Premiums [INSERT PAGE NUMBER]
Allocation of Net Premium [INSERT PAGE NUMBER]
Modified Endowment Contract [INSERT PAGE NUMBER]
Additional Protection Benefit Rider (APB Rider) [INSERT PAGE NUMBER]
Maturity Date Extension Rider [INSERT PAGE NUMBER]
Enhanced Cash Surrender Value Endorsement [INSERT PAGE NUMBER]
Fixed Account Endorsement [INSERT PAGE NUMBER]
Directed Deductions Endorsement [INSERT PAGE NUMBER]
Death Benefit [INSERT PAGE NUMBER]
Policy Proceeds [INSERT PAGE NUMBER]
Death Benefit Options [INSERT PAGE NUMBER]
Changes in the Death Benefit Option [INSERT PAGE NUMBER]
APB Rider Death Benefit [INSERT PAGE NUMBER]
Minimum Face Amount [INSERT PAGE NUMBER]
Changes in Face Amount [INSERT PAGE NUMBER]
Increases in Face Amount [INSERT PAGE NUMBER]
Decreases in Face Amount [INSERT PAGE NUMBER]
Account Value [INSERT PAGE NUMBER]
Account Value in the Investment Options [INSERT PAGE NUMBER]
Net Investment Factor [INSERT PAGE NUMBER]
Account Value in the Loan Account [INSERT PAGE NUMBER]
Insufficient Value [INSERT PAGE NUMBER]
Grace Period [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Transfer Privileges [INSERT PAGE NUMBER]
Short-Term Trading [INSERT PAGE NUMBER]
The Funds’ Harmful Trading Policies [INSERT PAGE NUMBER]
Accessing Your Account Value [INSERT PAGE NUMBER]
Surrender [INSERT PAGE NUMBER]
Partial Surrenders [INSERT PAGE NUMBER]
Policy Loans [INSERT PAGE NUMBER]
Deferral of Payment [INSERT PAGE NUMBER]
Charges, Deductions and Refunds [INSERT PAGE NUMBER]
Expense Charges Applied to Premium [INSERT PAGE NUMBER]
Sales Load Refund at Surrender [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Monthly Expense Charge [INSERT PAGE NUMBER]
Monthly Cost of Insurance [INSERT PAGE NUMBER]
APB Rider Charge [INSERT PAGE NUMBER]
Other Charges and Expenses [INSERT PAGE NUMBER]
Reduction of Charges [INSERT PAGE NUMBER]
Termination of Policy [INSERT PAGE NUMBER]
Other Policy Provisions [INSERT PAGE NUMBER]
Alteration [INSERT PAGE NUMBER]
Assignments [INSERT PAGE NUMBER]
Rights of Owner [INSERT PAGE NUMBER]
Rights of Beneficiary [INSERT PAGE NUMBER]
Reports to Policyowners [INSERT PAGE NUMBER]
Illustrations [INSERT PAGE NUMBER]
Conversion [INSERT PAGE NUMBER]
Misstatement of Age or Sex [INSERT PAGE NUMBER]
Suicide [INSERT PAGE NUMBER]
Incontestability [INSERT PAGE NUMBER]
Addition, Deletion or Substitution of Investments [INSERT PAGE NUMBER]
Nonparticipating [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Entire Contract [INSERT PAGE NUMBER]
Reinstatement 27
Voting Rights [INSERT PAGE NUMBER]
Distribution of Policy [INSERT PAGE NUMBER]
Federal Income Tax Considerations [INSERT PAGE NUMBER]
Our Tax Status [INSERT PAGE NUMBER]
Taxation of Policy Proceeds [INSERT PAGE NUMBER]
Withholding [INSERT PAGE NUMBER]
Other Information [INSERT PAGE NUMBER]
State Regulation [INSERT PAGE NUMBER]
Legal Proceedings [INSERT PAGE NUMBER]
Experts [INSERT PAGE NUMBER]
Registration Statements [INSERT PAGE NUMBER]
Financial Statements [INSERT PAGE NUMBER]
Appendix A - Glossary of Policy Terms [INSERT PAGE NUMBER]
Appendix B - Privacy Policy [INSERT PAGE NUMBER]

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful.  You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds.  We have not authorized anyone to provide You with information that is different.

Risk/Benefit Summary of Policy

Use of Policy

The Policy provides corporations life insurance coverage on employees or other persons in whose lives they have an insurable interest.  It may be used in connection with various types of non-tax-qualified executive benefit plans.

Premium Payments

-	Generally, You must make an initial minimum premium payment that will sustain the Policy for three months from its Issue Date.

-	You choose the amount and timing of subsequent premium payments, within certain limits.

-	We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

CONTRACT BENEFITS

Account Value

-	The Account Value equals

-	premiums, plus

-	investment performance of the Sub-Accounts, the Fixed Account and the Loan Account; less

-	any partial surrenders and Policy charges.

Accessing Your Account Value

Cash Surrender Value is

-	Account Value, less

-	Policy Debt, plus

-	any sales load refund due at surrender, plus

-	any Enhanced Cash Surrender Value endorsement benefit.

-	You may borrow from us using the Account Value as collateral. Taking Policy loans may increase the risk of Policy lapse.

-	You may surrender the Policy for its Cash Surrender Value.

-
You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year.  Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the Net Amount at Risk after the partial surrender exceeds the Net Amount at Risk before the partial surrender.  The Net Amount at Risk equals the Death Benefit minus your Account Value.

Mortality Tables

For Policies with an Investment Start Date on or before December 31, 2008, the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  For Policies with an Investment Start Date on or after January 1, 2009, the 2001 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.

Death Benefit Compliance Test

-	For favorable federal tax treatment, the Policy must meet one of the following standards-

	-	the Guideline Premium Test, or

	-	the Cash Value Accumulation Test.

-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for Guideline Premium Test and Cash Value Accumulation Test definitions.

Death Benefit

Specified Face Amount is the amount of life insurance coverage You request.

-	If the Guideline Premium Test applies, You have a choice of two death benefit options-

-	the Specified Face Amount (Option A); or

-	the Specified Face Amount plus your Account Value (Option B).

-	You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

-	If the Cash Value Accumulation Test applies, You will be deemed to have elected Option A, which may not be changed.

-	After the first Policy Year, You may-

-	increase the Specified Face Amount, subject to satisfactory evidence of the Insured’s insurability; or

-	decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.

Investment Options

-	You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

-	You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose.

-	You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.

CONTRACT RISKS

The Variable Account

-	We have established a separate account (the "Variable Account") to fund the variable insurance benefits under your Policy.

-	The assets of the Variable Account are free from our general creditor's claims.

-	The Variable Account is divided into Sub-Accounts.

-	Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

-
When You choose Sub-Accounts in the Variable Account, your benefits will fluctuate because the benefits reflect the impact of certain economic conditions on the mutual funds underlying the Sub-Accounts You have elected.  These conditions include, but are not limited to

-	inflationary forces,

-	changes in rates of return available from different types of investments,

-	changes in employment rates and

-	the presence of international conflict.

-	With such Sub-Accounts, You assume all investment risk. Investment risk is the risk of poor investment performance.

-	Poor investment performance can result in a loss of all or some of your investment.

-	A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

-	It is unsuitable to purchase a life insurance policy as a short-term investment vehicle.

-
This Policy is unsuitable if You plan to surrender it to meet short-term needs because the Expense Charge Applied to Premium is higher in the early Policy Years.  “Expense Charge Applied to Premium” is a charge imposed on the premium at the time the Company receives it.  The Charge consists of an element to cover State and Federal tax obligations and an element to cover costs of issuing and selling the Policy.  See the Fee Tables following the Risk/Benefit Summary for the Charges and also a detailed description in the Charges, Deductions and Refunds section within the prospectus.

Right to Return Policy Period

You may return the Policy and receive a refund within the later of 45 days after You sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when You receive the Policy.  Please see the Right To Return Policy Period section on pages 12-13 for additional detail.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due.  If this occurs, we will send You written notice and allow You a 61 day grace period.  If You do not make a premium payment within the grace period, sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have adverse or unfavorable tax consequences that You should consider.  You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Policy.  The first table describes the expenses that You will pay at the time that You buy the Policy and at the time of each subsequent premium payment.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium1

Premium Tax
Maximum Charge:
Current Charge:

DAC Tax
Maximum Charge:

Sales Load on Premium up to and Including Target Premium2
Maximum Charge:

Sales Load on Premium in Excess of Target Premium2
Maximum Charge:
	Upon premium receipt Upon premium receipt Upon premium receipt Upon premium receipt	(as a % of premium) 4% 2% 1.25% 8.75% 2.25%
Illustration Charge Maximum Charge:	Upon fulfillment of illustration request	$25.00 per illustration

The next table describes the fees and expenses that You will pay periodically during the time You own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance3 Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, preferred, non-tobacco, Issue Age 45, Policy Year 1)	At the end of each Policy Month	(per $1000 of Policy Net Amount at Risk) $83.33 $0.03 $0.09
Mortality and Expense Risk Charge5 Maximum Charge: Current Charge:	Daily	(On the assets allocated to the investment options in the Variable Account) 0.60% per year 0.40% per year
Monthly Expense Charge	At the beginning of each Policy Month	$13.75
Loan Interest6	At the end of each Policy Year	(as a % of Policy Debt)
Maximum Charge:		5.0%
Flat Extra Charge7 Maximum Charge:	At the beginning of each Policy Month	(per $1000 of Specified Face Amount and APB Rider Face Amount) $50.00

OPTIONAL CHARGE (FOR ADDITIONAL PROTECTION BENEFIT RIDER):
Charge	When Charge is Deducted	Amount Deducted
Additional Protection Benefit (“APB”) Rider8

Maximum Cost of Insurance Charge:
Minimum Cost of Insurance Charge:
Representative Owner Cost of Insurance Charge4:
(male, preferred, non-tobacco, Issue Age 45, Policy Year 1)
	At the end of each Policy Month	(per $1000 of APB Rider Net Amount at Risk) $83.33 $0.03 $0.09

The next table describes the Fund fees and expenses that You will pay periodically during the time that You own the Policy.  The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.
ANNUAL FUND OPERATING EXPENSES (deducted by the Fund on the average daily net assets of each Fund)
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	Minimum	Maximum
	0.27%	1.61%
1The Expense Charge Applied to Premium is deducted from premium received.
2The Sales Load on Premium up to and Including Target Premium in Policy Years 1-7 is guaranteed not to exceed 8.75%.  The Load is not applicable beyond Policy Year 7.  The Sales Load on Premium in Excess of Target Premium in Policy Years 1-7 is guaranteed not to exceed 2.25%.  The Load is not applicable beyond Policy Year 7.
3The charge varies based on the length of time the Policy has been in force, the Insured's Issue Age, sex, rating class, and applicable mortality tables.  For Policies with an Investment Start Date on or before December 31, 2008, the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  For Policies with an Investment Start Date on or after January 1, 2009, the 2001 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  The charge is for the Specified Face Amount and does not include any charge for the Additional Protection Benefit Rider.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.  The maximum charge possible is for an Insured male, standard, non-tobacco, Issue Age 80, Policy Year 40 (20 for 1980 CSO).  The minimum charge possible is for an Insured female, preferred, non-tobacco, Issue Age 26, Policy Year 1.  The charges shown are monthly charges and are deducted on a monthly basis.
4It is assumed the Owner and the Insured are the same person.  Charges shown are those currently applicable.
5The Mortality and Expense Risk Charge is deducted in all Policy Years.  The charge shown is an annual charge.  The charge is deducted on a daily basis.
6Loan Interest is charged as a percentage of Policy Debt and is added to Policy Debt.  It is 5.0% in Policy Years 1-10 and 4.25% thereafter.
7For Policies with Investment Start Dates before July 27, 2009, the maximum Flat Extra Charge per $1000 of Specified Face Amount and APB Rider Face Amount is $20.00.
8The charge varies based on the length of time the Rider has been in force and the Insured's Issue Age, sex, rating class, and applicable mortality tables.  For Policies with an Investment Start Date on or before December 31, 2008, the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  For Policies with an Investment Start Date on or after January 1, 2009, the 2001 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  The charge is for the Additional Protection Benefit Rider and does not include any charge for the Specified Face Amount.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.  The maximum charge possible is for an Insured male, standard, non-tobacco, Issue Age 80, Rider Year 40 (20 for 1980 CSO). The minimum charge possible is for an Insured female, preferred, non-tobacco, Issue Age 26, Rider Year 1.  The charges shown are monthly charges and are deducted on a monthly basis.

About Who We Are

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970.  We do business in 49 states, the District of Columbia, Puerto Rico and the Virgin Islands.  We have an insurance company subsidiary that does business in New York.  Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The ultimate corporate parent of Sun Life Assurance Company of Canada (U.S.) is Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.  Sun Life Financial has announced the execution of a definitive agreement  to sell its United States domestic annuity business and certain of its United States life insurance businesses to Delaware Life Holdings, LLC (the “Purchaser”) (the “Proposed Transaction”).  The Purchaser is a limited liability company organized under the laws of the State of Delaware.  The Proposed Transaction will include the transfer of all of the issued and outstanding shares of the Company to the Purchaser.  The closing date for the Proposed Transaction is expected to be as soon as May 31, 2013, subject to receipt of all required regulatory approvals as well as satisfaction of other closing conditions.   Although completion of the Proposed Transaction will result in a change in control of the Company, the terms and conditions of your Policy with the Company will not change and you will not need to take any action.

The Variable Account

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996.  The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.  We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account and the Variable Account is fully funded for the purpose of Federal securities laws.  The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business.  Our obligations for the fixed account allocations and death benefits payable under the policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.  That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required under applicable Federal securities law.  We may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company.  All determinations will be made by our Board of Directors.  In the event of any change in the registration status of the Variable Account, we will notify all policyholders and any regulatory authorities requiring notice of such change.  We may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts.  Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new or delete existing Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds

The Policy offers several mutual fund options shown on page 1.  Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the “Fund Prospectuses”).  The Fund Prospectuses should be read in connection with this prospectus.  A copy of each Fund Prospectus may be obtained without charge by calling 888-594-2654, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds’ investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.  Some of the Funds’ investment advisers may compensate us for administering the Funds as investment options under the Policy.  Such compensation is paid from advisers’ assets.

Fees and Expenses of the Funds.  Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and other expenses.  The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities.  Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary.

Because they are assessed at the Fund level, You will indirectly bear the fees and expenses of the Funds You select.  The table presented earlier in this prospectus shows the range of fees and expenses paid by the Funds as a percentage on average daily net asset value of each Fund.  These fees and expenses are more fully described in the Fund Prospectuses.  The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Potential Conflicts.  We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts.  As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds.  The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners.  In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund.  If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts.  Subject to applicable law, we have sole discretion over the investment of our general account assets.  Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.  An allocation of premium to the Fixed Account does not entitle You to share in the investment experience of our general account.  Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 2%, without regard to the actual investment experience of our general account.  We may credit a higher rate of interest but are not obligated to do so.

About the Policy

This prospectus describes the material provisions of the Policy.  The Policy, as issued, may differ in some respects due to the insurance laws and regulations of the state where the Policy is issued.

Application and Issuance.  To apply for a Policy, You must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 81 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that You provide us with such additional information as we may deem necessary, before an application is approved.  To qualify for an expanded guaranteed issue or guaranteed issue underwriting basis, a proposed Insured must submit underwriting information and be pre-approved for such underwriting basis.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.

Death Benefit Compliance Test.  The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law.  We will refer to these standards as the “Cash Value Accumulation Test” and the “Guideline Premium Test.”  Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the “Death Benefit Percentage”).  The Death Benefit Percentages for the Guideline Premium Test vary by Attained Age, whereas those for the Cash Value Accumulation Test vary by Attained Age and sex.  The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test.  The Guideline Premium Test imposes limits on the amount of premium You may pay under the Policy, where the Cash Value Accumulation Test does not.  You must specify in the Policy application which of these tests will apply to the Policy.  You may not change your selection once the Policy has been issued.  In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice.  If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate.  Because your choice of tests depends on complex factors and may not be changed, You should consult with a qualified tax adviser before deciding.

Initial Premium Payment.  A Minimum Premium will be due and payable as of the Issue Date.  The Minimum Premium is generally that which will sustain the Policy for three months from its Issue Date.  The amount of Minimum Premium is determined by the Specified Face Amount, APB Rider Face Amount, death benefit option election, death benefit compliance test election and risk and underwriting classification of the Insured.  Pending approval of your application, we will allocate any premium payments You make to our general account.  If your application is not approved, we will promptly return your premium payments.

Upon approval of your application, we will issue to You a Policy on the life of the Insured which will set forth your rights and our obligations.  The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.  The Investment Start Date is the date the first premium is applied, which will be the latest of-

-	the Issue Date, or

-	the date we approve the application for the Policy, or

-	the date You pay a premium equal to or in excess of the Minimum Premium.

You will receive a confirmation statement that will provide the Investment Start Date.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage.  Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law.  You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that You have an insurable interest for the full amount of coverage.

Right to Return Policy Period

If You are not satisfied with the Policy, You may return it by delivering or postmarking it to our Principal Office or to the sales representative through whom You purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the “Right to Return Policy Period”).

If You return the Policy during the Right to Return Policy Period, the Policy will be deemed void and You will receive a refund equal to the sum of-

-	the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account and the Fixed Account;

-
the value of the amounts allocated to the Variable Account and the Fixed Account on the date the cancellation request is received by us or the sales representative through whom You purchased the Policy; and

-	any fees or charges imposed on amounts allocated to the Variable Account and the Fixed Account.

If required by applicable state insurance law, however, You will receive instead a refund equal to the greater of  premium payments made and premium payments made plus money market return.  Unless You are entitled to receive a full refund of premium, You bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right to Return Policy Period with respect to the Policy.
If You are entitled under applicable state law to receive a full refund during the Right to Return Policy Period, we will allocate the net premium payments to the MFS Money Market Fund Sub-Account during that period beginning on the Investment Start Date.  Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

In general, You may choose the frequency and amount of any additional premium payments subject to the limits described below.  All premium payments should be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office.

General Limitations.  We reserve the right to limit the number of premium payments we accept on an annual basis.  No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force. We reserve the right to reject a premium payment that, if accepted, would cause the Policy, at its current Death Benefit, to no longer meet the definition of “life insurance” under the Internal Revenue Code.  If You provide satisfactory evidence of insurability, we can retain the premium and increase the Death Benefit while maintaining the Policy’s “life insurance” status under the Internal Revenue Code.

Guideline Premium Test Limitations.  The Guideline Premium Test limits the amount of premium You may pay per year.  We will not accept premium payments that would, in our opinion, exceed these limits, if You have chosen this test as the applicable Death Benefit Compliance Test, unless You have expressly directed us to do so.  We may require satisfactory evidence of insurability before we accept such a premium.  We will inform You of the applicable maximum premium limitations for the coming years in our annual report to You.  In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium You may pay.

Planned Periodic Premiums.  While You are not required to make premium payments according to a fixed schedule, You may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits.  In general, the billing period must be annual or semiannual.  We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below.  You are not required, however, to pay the planned periodic premium; You may increase or decrease premium payments, subject to our limits, and You may skip a planned payment or make unscheduled payments.  You may change your planned payment schedule or the billing period, subject to our approval.  Depending on the investment performance of the Sub-Accounts You select, the planned periodic premium may not be sufficient to keep the Policy in force, and You may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy.  We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period).  We will notify You prior to suspending reminder notices.  We will also suspend reminder notices at your written request.

Allocation of Net Premium.  Net Premium is the amount You pay as premium minus Expense Charges Applied to Premium.  We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Right to Return Policy Period as described above.  You will be required to specify initial allocation percentages in the policy application.  While there are no limitations concerning the number of Investment Options to which Net Premium may be allocated, we reserve the right to impose minimum allocation amounts, as determined by the Fund, for any or all Investment Options.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to our Principal Office.  An allocation change will be effective as of the date our Principal Office receives your request for that change provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If a request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will become effective on the next Valuation Date.

Modified Endowment Contract.  Less favorable federal tax rules apply to life insurance policies that are defined as “Modified Endowment Contracts.”  One way the Policy could become a Modified Endowment Contract is if You pay premiums in excess of applicable tax-law limitations.

We will notify You if we receive a premium that would, in our opinion, cause the Policy to become a Modified Endowment Contract.  We will not credit the premium unless we receive specific instructions from You to do so.  Any such premium will be held, for a period not to exceed 90 days, in a non-interest bearing account.  This premium will be refunded at the end of the 90 day period if we have not received specific instruction from You concerning the premium.

Additional Protection Benefit Rider (APB Rider)

The Policy may be issued with an APB Rider.  This rider provides life insurance coverage, annually renewable to Attained Age 121 (100 if 1980 CSO applies), on the life of the Insured equal to the amount of the APB Rider Death Benefit.  You will be required to specify the initial APB Rider Face Amount in the policy application.

The cost of insurance associated with the APB Rider is deducted from the Account Value as part of the Monthly Cost of Insurance deduction.  This portion of the Monthly Cost of Insurance deduction for the APB Rider cost of insurance will cease when the APB Rider terminates.  The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine the Expense Charge Applied to Premium.  Target Premium is equal to the (Specified Face Amount divided by 1000) multiplied by the Target Premium factor.  Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount.  Target Premium will be lower for the Policy which has the greater APB Rider Face Amount because the Target Premium calculation uses the Specified Face Amount not the Total Face Amount.  Lower Target Premium results in lower Expense Charges Applied to Premium for that Policy.

If You convert the Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically.  An APB Rider will also terminate on the earliest of-

-	our receipt of your written request for termination,

-	the lapse of the Policy because of insufficient value, or

-	the Insured’s Attained Age 121 (100 if 1980 CSO applies) if the Maturity Date Extension Rider is in effect, or

-	the termination of the Policy.

Maturity Date Extension Rider

You may elect to extend the maturity date beyond the Insured’s Attained Age 121 (100 if 1980 CSO applies).  No further premium will be accepted and no further deduction for Monthly Cost of Insurance will be made.  The Base Death Benefit will be equal to the Account Value.  There is no charge for this rider.

The Policy may not qualify as life insurance beyond the Insured’s Attained Age 100, not Attained Age 121, and may be subject to tax consequences.  We recommend that You receive counsel from your tax adviser.  This rider may not be available in all states.

Enhanced Cash Surrender Value Endorsement

This endorsement provides an enhanced cash surrender value benefit if You surrender the Policy during the first ten Policy Years and such surrender is not made pursuant to an exchange under Section 1035 of the Internal Revenue Code (or any successor provision).  The benefit is a return of a certain percentage of premium paid.  Percentages for each Policy Year are shown in this endorsement.  The amount available for Policy loan or partial surrender will not increase due to this endorsement.  For purposes of computing any Death Benefit, the Account Value will be increased by the amount of this endorsement.  This endorsement may not be available in all states and is provided at no charge.

Fixed Account Endorsement

All Policies include the Fixed Account Endorsement, which adds a Fixed Account to the Policy as an additional investment option.

Directed Deductions Endorsement

All Policies include the Directed Deductions Endorsement.  This endorsement gives the Owner the ability to direct from which investment options the Monthly Expense Charge, Monthly Cost of Insurance Charge and Mortality & Expense Risk Charge are taken.  This endorsement may not be available in all states and is provided at no charge.  If the Owner fails to provide direction on charge deductions, deductions will be allocated among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.

Death Benefit

Policy Proceeds.  If the Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary a lump sum amount equal to-

-	the amount of the Base Death Benefit, minus

-	the amount of any outstanding Policy Debt, plus

-	the amount of any APB Rider Death Benefit, plus

-	the amount of any other supplemental benefits.

The amount of the Base Death Benefit and APB Rider Death Benefit depends upon the death benefit option in effect at the time of the Insured’s death.

Death Benefit Options.  The Policy has two death benefit options. You will be required to select one of them in the Policy application.

  Option A-Specified Face Amount.  Under this option, the Base Death Benefit is the greater of-

-	the Policy's Specified Face Amount, or

-	the Account Value multiplied by the applicable Death Benefit Percentage.

  Option B-Specified Face Amount Plus Account Value.  Under this option, the Base Death Benefit is the greater of-

-	the Specified Face Amount plus the Account Value, or

-	the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and You will be deemed to have elected Option A, if You have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test.

Changes in the Death Benefit Option.  If You have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then You may change the death benefit option, subject to our underwriting rules in effect at the time of the change.  Requests for a change must be made in writing to our Principal Office.  The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If You change from Option B to Option A, we will increase the Specified Face Amount by the Account Value.  If You change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value.  In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test.  The change could also reduce these limitations for future premium payments.  If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, You will be required to make a partial surrender of the Policy.  You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit.  The APB Rider Death Benefit is the Total Death Benefit minus the Base Death Benefit.  For Option A, the Total Death Benefit is the greater of a) the Total Face Amount and b) the Account Value multiplied by the applicable Death Benefit Percentage.  For Option B, the Total Death Benefit is the greater of a) the Total Face Amount plus the Account Value and b) the Account Value multiplied by the applicable Death Benefit Percentage.  The Total Face Amount is equal to the Base Face Amount plus the APB Rider Face Amount.

Minimum Face Amount.  Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.  In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000.  We reserve the right to waive these minimums.

Changes in Face Amount.  After the end of the first Policy Year, You may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change.  Unless You specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible.  You must send your request for a change to our Principal Office in writing.  The effective date for changes will be-

-	for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

-	for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount.  An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase.  You may be required to submit satisfactory evidence of the Insured’s insurability.  The cost of insurance charges applicable to an increase in Specified Face Amount and APB Rider Face Amount may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  Additional policy specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increases.

Decreases in Face Amount.  The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy.  Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy.  A decrease in face amount will be applied-

-	first, to the most recent increase;
-	second, to the next most recent increases, in reverse chronological order; and
-	finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test.  The change could also reduce these limitations for future premium payments.  If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, You will be required to make a partial surrender of the Policy.  You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

Account Value

Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values.  On any given day, the amount You have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to You in that Sub-Account.  The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account.  Units are redeemed when You make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge.  The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account.  A Valuation Date is any day on which the New York Stock Exchange is open for business and valuation will occur at the close of the New York Stock Exchange.  The New York Stock Exchange historically closes on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00.  The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.  The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.  The Valuation Period is the period of time from one determination of Unit Values to the next.

If accompanied by proper allocation instructions, premium received at our Principal Office is credited to the Policy on the same date it is received unless that date is not a Valuation Date or receipt is after the close of the New York Stock Exchange on a Valuation Date.  In those instances, the premium will be credited on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve the policy application or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Investment Options.  The Account Value in the investment options on the Investment Start Date equals-

-	that portion of Net Premium received and allocated to the investment options, minus

-	the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus

-	the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value in the investment options on subsequent Valuation Dates is equal to-

-	the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account’s Net Investment Factor, minus

-	the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account in the Variable Account, plus

-	the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus

-	that portion of Net Premium received and allocated to the investment options during the current Valuation Period, plus

-	any amounts transferred by You to the investment options during the current Valuation Period, minus

-	any amounts transferred by You from the investment options during the current Valuation Period, plus

-	that portion of any loan repayment including repayment of loan interest allocated to an investment option during the current Valuation Period, plus

-	that portion of any interest credited to the Loan Account which is allocated to an investment option during the current Valuation Period; minus

-	that portion of any partial surrenders deducted from an investment option during the current Valuation Period, minus

-	that portion of any Policy loan transferred from an investment option to the Loan Account during the current Valuation Period, minus

-	any illustration charge assessed during the current Valuation Period, minus

-	if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the investment options, minus

-	if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the investment options, minus

-	if You surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the investment options.

A Sub-Account’s Unit Value on any Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.

Net Investment Factor.  The Net Investment Factor is used to measure the Sub-Account’s investment performance from one Valuation Period to the next.  This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account’s investment performance for the preceding Valuation Period.  Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so.  The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

-the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

-the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend date” occurs during the Valuation Period, plus or minus

-a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account, by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The “ex-dividend date” is the date after which a Fund share begins trading without the dividend.

Account Value in the Loan Account.  The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

-	the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the “interest credited on Loan Account rate” of 4%, plus

-	any amount transferred from the investment options to the Loan Account for Policy loans requested on that day; minus

-	any loan repayments made on that day.

Policy loans, with interest charged at the applicable rate, is “Policy Debt”.  Policy Debt is not part of the Loan Account.  Policy Debt increases by unpaid loan interest and reduces the Policy Proceeds and the Cash Surrender Value.

Insufficient Value.  If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.

Grace Period.  If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period.  This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the daily and monthly deductions due for charges under the Policy from the Account Value.  Notice of premium due will be mailed to your last known address or the last known address of any assignee of record.  We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address.  If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice.  The Policy will continue to remain in force during this grace period.  If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable unless state law dictates otherwise.  If the Policy terminates by reason of insufficient value, there is generally no right to reinstate the coverage.

Splitting Units.  We reserve the right to split or combine the value of Units.  In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Transfer Privileges

You normally may transfer all or a portion of your Account Value among Sub-Accounts and into the Fixed Account.  Transfers from the Fixed Account may not exceed the greater of the transfer percentage multiplied by the highest Fixed Account value over the transfer period and the transfer minimum.  The transfer percentage, transfer period and transfer minimum are shown in the Policy.  We will make transfers pursuant to an acceptable request to our Principal Office.  An “acceptable request” is one that is authorized by a person with proper authority, provides clear instruction to the Company, as administrator of the Variable Account, and is for a transaction that is not restricted by policies and procedures of the Variable Account or the Fund.

An acceptable transfer request will be executed as of the date our Principal Office receives your request for the transfer provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If an acceptable transfer request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will be processed effective on the next Valuation Date.  The Unit Value of Sub-Accounts affected by a transfer request will be that next determined after receipt of such transfer request.

You may transfer a specified dollar amount or a specified percentage of the investment option’s value.

Your transfer privileges are subject to our consent.  We reserve the right to impose limitations on transfers, including, but not limited to-

-	the minimum amount that may be transferred;

-	the frequency of transfers; and

-	the minimum amount that may remain in an investment option following a transfer from that investment option.

We will notify You in writing of the imposition of a transfer limitation.  We do not reserve any right to impose charges for transfers.  Any restrictions on transfers will apply to all policyowners in a non-discriminatory fashion.

Short-Term Trading

The Policy is not designed for short-term trading.  If You wish to employ such strategies, do not purchase a Policy.  Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to Owners.  Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of Account Value.  As described above under "Transfer Privileges," the Policy includes the right to limit the frequency of transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well (including transfers to and from the Fixed Account Option).  For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S., mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions into a Fund.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by You directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  We may also impose special restrictions on third parties that engage in reallocations of Policy values.  We may limit the frequency of the transfer and prohibit exchanges into a Fund.

Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the policyowner’s transfer instructions will be considered a request that is not in good order.  Therefore, neither side of the requested transaction will be honored.  We will provide You notice that the transfer instructions were not executed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interest of the relevant underlying Fund and other of the Company’s contract owners and Owners, in certain instances such as:

-	when a new broker of record is designated for the Policy;
-	when necessary in our view to avoid hardship to an Owner;
-	when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks.  The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks.  Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

The Funds’ Harmful Trading Policies.  In addition to the restrictions that we impose (as described above under Short-Term Trading and under Transfer Privileges), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Funds’ shares.  These policies (the “Funds’ Harmful Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund.  The Funds’ Harmful Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Harmful Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount You cause to be deposited into a Fund (including by way of premium payments and transfers under your Policy) or removed from the Fund (including by way of withdrawals and transfers).  If a Fund identifies You as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by You (or a third party acting on your behalf) into that Fund.  Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if You do not comply with any Fund’s Harmful Trading Policies, You (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund.  You should review and comply with each Fund’s Harmful Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as:  (a) the amount, format and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions.  As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased.   Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described above under Short-Term Trading and under Transfer Privileges.  Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, You could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as an investment option.

Accessing Your Account Value

Surrender.  By written request, You may surrender the Policy for its Cash Surrender Value at any time.  The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate.  The Cash Surrender Value is-

-	the Account Value, minus

-	the outstanding balance of any outstanding Policy Debt; plus

-	the benefit payable under the Enhanced Cash Surrender Value endorsement, if any, plus

-	the Sales Load Refund at Surrender, if any.

Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if You surrender the Policy in the first three Policy Years.

Partial Surrenders.  You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to our Principal Office.  The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt.  It will be payable in a lump sum.  Partial surrenders may have tax consequences.  The Total Face Amount may be reduced in connection with a partial surrender depending on the current risk status of the Insured.  The Insured may provide evidence of insurability.  The Total Face Amount will not be reduced if the Insured remains an acceptable risk under our then current underwriting standards.  If evidence is not provided or the Insured is not an acceptable risk, the Total Face Amount will be reduced to the extent necessary so that the Net Amount at Risk after the partial surrender does not exceed the Net Amount at Risk before the partial surrender.

You may allocate a partial surrender among the Sub-Accounts.  If You do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts of the Variable Account in the same proportion that the Account Value of each Sub-Account of the Variable Account bears to the aggregate Account Value less the Loan Account of all Sub-Accounts of the Variable Account on the date of partial surrender.

Policy Loans.  Using the Policy as collateral, You may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made.  We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made.  Amounts in the Loan Account accrue interest daily at an effective annual rate of 4%.  You may allocate the policy loan among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value less the Loan Account of all investment options immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter.  This interest will be due and payable to us in arrears on each Policy Anniversary.  Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from You will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan.  It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not.  Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans.  We will accept repayment of any policy loan at any time before Maturity.  The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account.  You may allocate the loan repayment among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.  We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment.  We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the Insured, Due Proof of such death.  Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

-	the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

-	the SEC, by order, permits postponement for the protection of policyowners; or

-
an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Charges, Deductions and Refunds

Expense Charges Applied to Premium.  We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states.  We will from time to time determine the applicable premium tax rate based on the rate we expect to pay.  The premium tax rate is guaranteed not to exceed 4% for all states.

We deduct a 1.25% charge from each premium payment for our federal tax obligations.  This charge is guaranteed not to exceed 1.25%.  The charge for federal tax obligations is referred to as the "DAC tax" in the Policy and the Fee Table.

We also charge a current sales load of 8.75% in Policy Year 1, 7.25% in Policy Years 2-4 and 6.00% in Policy Years 5-7 on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years.  This sales load is guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium and 2.25% on premium in excess of Target Premium.  There are no sales load charges after Policy Year 7.  Target Premium varies based on the Specified Face Amount and the Insured’s Issue Age and sex.  We may reduce or waive the sales load for certain sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender.  If You surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which You surrendered the Policy.

Mortality and Expense Risk Charge.  We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy.  We may realize a profit from this charge.  Unless You direct otherwise, we will allocate the Mortality and Expense Risk Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.  This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes.  Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.60% of assets.  Our current effective annual rates as a percentage of assets are-

-	0.40% for Policy Years 1 through 10;
-	0.25% for Policy Years 11 through 20; and
-	0.20% thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated.  The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.  Per state law, the Mortality and Expense Risk Charge may be referred to as a Product Risk Percentage.

Monthly Expense Charge.  We deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred.  We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month.  Unless You direct otherwise, we will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.  Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance.  We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage.  This charge is made, in arrears, at the end of each Policy Month.  We may realize a profit from this charge.  If You surrender the Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where

(1)
is the Specified Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the net amount at risk divided by 1000.  The net amount at risk equals the Base Death Benefit at the end of the Policy Month before the deduction of the Monthly Cost of Insurance less the Account Value at the end of the Policy Month before the deduction of the Monthly Cost of Insurance;

(2)
is the APB Rider Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the net amount at risk divided by 1000.  The net amount at risk equals the APB Rider Death Benefit at the end of the Policy Month before the deduction of the Monthly Cost of Insurance; and

(3)	is any Flat Extra specified in Section 1 of the Policy, multiplied by the Total Face Amount divided by 1000.

The maximum Specified Face Amount Monthly Cost of Insurance Rate and APB Rider Face Amount Monthly Cost of Insurance Rate is $83.33 per $1000 of Policy Net Amount at Risk and APB Rider Net Amount at Risk respectively.  The minimum charge is $0.03 and the representative owner charge is $0.09.   A representative owner is a male, preferred, non-tobacco, Issue Age 45, Policy Year 1.

The Net Amount at Risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.

Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class, table rating, if any, and applicable mortality tables.  We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes.  The expenses we consider will include, but not be limited to, any additional commissions we are required to pay as a result of any additional services that a corporate purchaser specifically requests or authorizes to be provided by our agent.  Any variations will be based on uniformly applied criteria that do not discriminate unfairly against any person.  We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk.  For Policies with Investment Start Dates on or after January 1, 2009, the cost of insurance rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables.  For Policies with Investment Start Dates on or before December 31, 2008, the cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables.

APB Rider Charge.  The Account Value will be reduced monthly by the cost of this rider, if attached to the Policy.  We anticipate the rider's cost of insurance to be less than the guaranteed maximum monthly rates shown in the Policy for this rider.  For Policies with an Investment Start Date on or after January 1, 2009, the rates are based on 125% of the 2001 Commissioners Standard Ordinary Mortality Tables, unless the Insured has been rated a substandard risk.  For Policies with an Investment Start Date on or before December 31, 2008, the rates are based on 125% of the 1980 Commissioners Standard Ordinary Mortality Tables, unless the Insured has been rated a substandard risk.

Other Charges and Expenses.  We reserve the right to impose a charge for in-force illustrations, as more fully described at page 26.  We currently do not impose a charge and guarantee any charge will not exceed $25.00.  In addition, the interest charged for outstanding loans as well as the interest credited to the Loan Account is more fully described at page 22.  Lastly, a flat extra charge may apply if an Insured is a substandard risk.  A flat extra charge will not exceed $50.00 per $1000 of Specified Face Amount and APB Rider Face Amount.  (For Policies with Investment Start Dates before July 27, 2009, the maximum flat extra charge is $20.00 per $1000 of Specified Face Amount and APB Rider Face Amount.)  It is deducted from the Account Value on a monthly basis and covers the additional mortality risks of the Insured borne by the Company.  A definition of “flat extra” is provided in the Glossary.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy

The Policy will terminate at the earliest of-

-	the date we receive your request to surrender, or

-	the expiration date of the grace period due to insufficient value, or

-	the date of Insured’s death; or

-	the date of maturity.

Other Policy Provisions

Alteration.  Our sales representatives do not have the authority to either alter or modify the Policy or to waive any of its provisions.  The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments.  During the lifetime of the Insured, You may assign all or some of your rights under the Policy.  All assignments must be filed at our Principal Office and must be in satisfactory written form.  The assignment will then be effective as of the date You signed the form, subject to any action taken before we receive it at our Principal Office.  We are not responsible for the validity or legal effect of any assignment.

Rights of Owner.  While the Insured is alive, unless You have assigned any of these rights, You may-

-	transfer ownership to a new owner;
-	name a contingent owner who will automatically become the owner of the Policy if You die before the Insured;
-	change or revoke a contingent owner;
-	change or revoke a beneficiary; and
-	exercise all other rights in the Policy.

When You transfer your rights to a new owner, You automatically revoke any prior contingent owner designation.  You do not affect a prior beneficiary when You merely transfer ownership, or change or revoke a contingent owner designation.  When You want to change or revoke a prior beneficiary designation, You have to specify that action.  You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights.  However, You must give us written notice of the requested action.  The request must be filed at our Principal Office and must be in satisfactory written form.  Your request will then, except as otherwise specified in the Policy, be effective as of the date You signed the form, subject to any action taken before we receive it at our Principal Office.

Rights of Beneficiary.  The beneficiary has no rights in the Policy until the death of the Insured.  If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners.  We will send You a report at least once each Policy Year.  The report will show current policy values, premiums paid and deductions made since the last report.  It will also show the balance of any outstanding policy loans and accrued interest on those loans.  Additionally, confirmations of individual transactions (e.g. premium payments, allocations, transfers) in the Policy will be sent at the time of the transaction.

Illustrations.  Upon request, we will provide You with a hypothetical illustration of future Account Value and Death Benefits.  Currently, we do not charge for the illustration but reserve the right to do so.  Any fee will not exceed $25.00.

Conversion.  You may convert the Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force.  Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as the Policy.  Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured’s insurability.  This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy.  Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex.  If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-If permitted by state law, the Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide.  Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds.  We will refund to You the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability.  All statements made in the application or in a supplemental application are representations and not warranties.  We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy.  We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application.  In the absence of fraud (if permitted by state law), after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums.  However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of the increase.  Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments.  Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future.  In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware.  We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts, subject to the approval of the Securities and Exchange Commission.  In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating.  The Policy does not pay dividends.  The Policy does not share in our profits or surplus earnings.

Modification.  Upon notice to You, we may modify the Policy if that modification-

-	is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

-	is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

-	is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

-	adds, deletes or otherwise changes Sub-Account options.

When required, approval of the Securities and Exchange Commission will be obtained.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions.  In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract.  Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements, and any other attachments.  Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with You and are intended solely to provide information about how Policy values may be affected by different investment returns and other factors.

Reinstatement.  If a reinstatement right is required by the insurance law of the state of Policy issue, the following provision applies.  The time in which reinstatement may be requested and the amount sufficient to put the Policy in force may vary by state.  Please contact your sales representative to determine if You have a reinstatement right, the time period during which reinstatement must be elected and the amount sufficient to put the Policy in force.

Before the Insured’s death, we may reinstate the Policy provided that the Policy has not been surrendered and You-

-make a request for reinstatement within three years from the date of termination;
-submit satisfactory evidence of insurability to us; and
-pay an amount, as determined by us, sufficient to put the Policy in force.

An amount sufficient to put the Policy in force is:

-the monthly deductions overdue at the end of the grace period; plus
-any excess of Policy Debt over Cash Value at the end of the grace period; plus
-three times the Monthly Cost of Insurance charges applicable at the date of reinstatement ; plus
-three times the Monthly Expense Charges applicable at the date of reinstatement.

Any Policy Debt at the time the Policy is terminated must be repaid at time of reinstatement or carried over to the reinstated Policy.

The reinstated Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the effective date of reinstatement.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having interests in the corresponding Sub-Accounts, to the extent required by law.  We will provide each policyowner who has interests in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us.  We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.  As a result of proportional voting, the instructions of a small number of policyowners could determine the outcome of a proposal subject to shareholder vote.

We will determine the number of shares for which You are entitled to provide voting instructions as of the record date established for the applicable Fund.  This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund.  In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund.  Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund.  If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.  The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 40% of premium paid in the first Policy Year and 15% per annum of premium paid in Policy Years two through seven.  We may also pay a commission of-

-	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

-	up to 0.10% per annum of Account Value thereafter.

We may also pay up to an additional 0.15% per annum of Account Value to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.  The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.
During 2010, 2011, and 2012, commissions of $532,077, $643,555, and $518,199 respectively were paid and Clarendon did not retain any commissions in connection with the distribution of the Policies.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice.  You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively.  New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts.  The Internal Revenue Code of 1986, as amended (the “Code”), is not in force in the Commonwealth of Puerto Rico but certain residents of Puerto Rico may be subject to the Code’s income tax provisions.  Thus, this summary will apply to their Policies.  For those residents not subject to such Code provisions, (1) some references in this summary will not apply to their Policies and (2) due to IRS Rev. Rul. 2004-75, as amplified by Rev. Rul. 2004-97, we will treat Puerto Rico Policy distributions and withdrawals occurring on and after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser.  We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code.  Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value.  Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us.  Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account.  Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor.  We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Variable Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Variable Account receives and (ii) under applicable income tax law, policyowners are not the owners of the assets generating the benefits.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a “life insurance contract” for tax purposes.  Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract.  As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, You may be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance that an election to extend the maturity date of the Policy will avoid that result.  In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements.  Section 7702 requires that actuarial calculations be based on mortality charges that meet the “reasonable mortality charge” requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy.  The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues.  Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called “sub-standard risks”) meet the applicable requirements, we cannot be certain.  It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

IRS Notice 2006-95 provides special guidance concerning the “reasonable mortality charge” requirements for certain changes made in 2009 or later to Policies with Investment Start Dates prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.  The Notice provides a safe harbor which would not require such changes to cause a pre-2009 Policy to become subject to the 2001 CSO mortality tables for purposes of Section 7702 of the Code.  If we determine that the safe harbor does not include a particular change, we will not permit You to make such change since to do so could cause your Policy to not qualify as life insurance under Section 7702.  Before requesting a change under a pre-2009 Policy, you should consult with a qualified tax advisor on the potential impact of IRS Notice 2006-95.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code.  We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.  The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets.  In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances.  We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying.  Nevertheless, You should consult with a qualified tax adviser on the potential impact of the “owner control” rules of the IRS as they relate to the investment decisions and activities You may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager.  Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy.  However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect You.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject.  Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent You from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify You if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent You from being considered the owner of the assets of the Separate Account.  You bear the risk that You may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code.  Due to the flexibility of the payment of premiums and other rights You have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy.  A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums.  If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level.  If there is a “material change” to the Policy, the seven year testing period for Modified Endowment Contract status is restarted.  A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract.  In general, You should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner’s Investment in the Policy (as defined below) and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax.  (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years.  Such a cash distribution is taxed in whole or in part as ordinary income.)  Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner’s gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy (as defined below).  Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy.  A 10% additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner’s becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner’s Beneficiary.  These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual).  For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest.  You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy’s Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner’s Investment in the Policy (as defined below) is treated as ordinary income subject to tax and, if the Policy is a Modified Endowment Contract, the 10% additional tax discussed above may apply also.  Any loss incurred upon surrender generally is not deductible.  Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term “Investment in the Policy” means-

-	the aggregate amount of any premiums or other consideration paid for a Policy, minus

-	the aggregate amount received under the Policy which is excluded from the policyowner’s gross income (other than loan amounts), plus

-	the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined above) to the extent that such amount is included in the policyowner’s gross income.

The “Investment in the Policy” is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income.  Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the “Investment in the Policy” by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.  If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange.  In no event will the gain recognized exceed the amount by which the Policy’s Account Value (which includes unpaid policy loans) exceeds the policyowner’s Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called “split-dollar” arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser.  For instance, if You transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee.  Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to You as ordinary income.

The Code denies the income tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the amount received under the contract to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied.  These rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business.  Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of these Code provisions to the proposed purchase.

A tax adviser should also be consulted with respect to the Treasury’s split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan.  Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.  There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

The Policy and the Policy Proceeds may be subject to federal tax, as well as state and local, estate, inheritance and other taxes due to the consequences of ownership or receipt of Policy Proceeds.  Tax obligations will depend on your individual circumstances and those of the beneficiary.  Please contact your tax advisor.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold.  The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

We believe that the purchase of a Policy is not currently subject to the income tax return disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4.  However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4 to your federal income tax return.

Under Code Section 6111 and Temporary Treasury Regulation Section 301.6111-1T, we are required to register with the IRS any offerings or sales of Policies that are considered tax shelters.  We believe that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

We believe that the customer list requirements of Code Section 6112 and Treasury Regulation Section 301.6112-1 are not currently applicable to such offerings and sales.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations.  We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

We, like other insurance companies, are involved in lawsuits, including class action lawsuits.  Although the outcome of any litigation cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policies.

Experts

Actuarial matters concerning the Policy have been examined by Philip Johnson, FSA, MAAA, Assistant Vice President.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy.  It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement.  You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks.  They should not be considered as bearing on the investment performance of the Variable Account or shares of any Fund held in the Variable Account.  Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A

Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account.  Account Value does not include Policy Debt.  Policy Debt, which includes the amount of loans and interest charged, is not deducted from the Account Value.  It is reflected in the amounts received upon surrender or payment of Policy Proceeds.  It is also reflected in the amount of total Account Value that may be borrowed against.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.  The APB Rider terminates no later than the Insured’s Attained Age 121 (100 if 1980 CSO applies).

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage You request, as specified in your application, used in determining the Death Benefit.

APB Rider Net Amount at Risk-The APB Rider Net Amount at Risk is based on the insurance coverage provided by the APB Rider.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender and any benefit payable under the Enhanced Cash Surrender Value endorsement.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.  For purposes of calculating the Death Benefit, the Account Value will be increased by the value provided under the Enhanced Cash Surrender Value Endorsement.

Death Benefit Percentage-A percentage prescribed by the Internal Revenue Code to insure the Death Benefit provided under the Policy meets the definition of “life insurance” under the Internal Revenue Code.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.  Generally, evidence will consist of the Insured’s death certificate.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Flat Extra-An additional charge imposed if the Insured is a substandard risk.  It is a flat dollar charge per $1000 of Specified Face Amount and any APB Rider Face Amount.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.

Insured-The person on whose life the Policy is issued.

Investment Option-The Fixed Account and any of the Sub-Accounts of the Variable Account.

Investment Start Date-The date the first premium is applied, which will be the later of

-	the Issue Date,

-	the Business Day we approve the application for a Policy, or

-	the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in the Policy.  The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the Specified Face Amount (called “Cost of Insurance” in the Fee Table) and any APB Rider Face Amount (called “Additional Protection Benefit Rider cost of insurance charge” in the Fee Table) provided by the Policy and Rider.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount You pay as the premium minus Expense Charges Applied to Premium that is allocated to the investment options per your election.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481, or such other address as we may specify to You by written notice.

Policy-The form issued by Sun Life Assurance Company of Canada (U.S.) which evidences the insurance coverage provided and is a contract between the policyowner and the Company.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Net Amount at Risk-The Policy Net Amount at Risk is based on the insurance coverage provided by the base Policy and does not include any insurance coverage provided by rider.  The Policy Net Amount at Risk equals the Death Benefit provided by the Policy minus your Account Value and represents the liability of the Company, excepting rider benefits, at the Insured’s death.  The Policy Net Amount at Risk also determines the amount of Account Value deduction for cost of insurance charges.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if You surrender the Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Specified Face Amount-The amount of life insurance coverage You request, as specified in the Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You, and the Fixed Account.

Target Premium-An amount of premium specified as such in the Policy, used to determine our Expense Charge Applied to Premium.

Target Premium Factor-Factors that are approximately equal to the Seven Pay Premium factors referenced in the Internal Revenue Code.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each investment option.

Unit Value-The value of each Unit of assets in an investment option.

Valuation Date-A day that the New York Stock Exchange is open for business.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Valuation Period-The period of time from one Valuation Date to the next Valuation Date.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

You-is the owner of the Policy.

Appendix B
PRIVACY POLICY

Introduction

At the Sun Life Financial group of companies,1 protecting your privacy is important to us.  Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers’ information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products.  When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you.  As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:

•  Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;

•  Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and

•  Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts.  Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them.  The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, dental and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements.  Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers’ nonpublic personal information.  These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers’ nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us.  If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts.  Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

Questions

Questions about this Privacy Policy may be directed to SLF_US_Privacy@sunlife.com.

1This notice applies to all Sun Life Financial companies and branches operating in the United States other than those that have adopted their own privacy policies.  Massachusetts Financial Services Company, Professional Insurance Company and California Benefits Dental Plan have each adopted their own separate privacy policies.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account G and is incorporated herein by reference.  The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request.  There is no charge for the SAI.  We currently do not charge for personalized illustrations but reserve the right to do so.  You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C.  To find out more about this public service, call the Securities and Exchange Commission at 202-551-8090.  Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or You can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C.  20549.

Securities Act of 1933 File No. 333-65048
Investment Company Act File No. 811-07837

PART B

STATEMENT OF ADDITIONAL INFORMATION

FUTURITY CORPORATE

VARIABLE UNIVERSAL LIFE POLICY

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

April 29, 2013

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Corporate VUL prospectus, dated April 29, 2013.  The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-888-594-2654.

TABLE OF CONTENTS
THE COMPANY AND THE VARIABLE ACCOUNT
CUSTODIAN
EXPERTS
DISTRIBUTION AND UNDERWRITING OF POLICY
THE POLICY
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT G
FINANCIAL STATEMENTS OF THE COMPANY

THE COMPANY AND THE VARIABLE ACCOUNT
The corporate parent of Sun Life Assurance Company of Canada (U.S.) is Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.  Sun Life Financial ultimately controls Sun Life Assurance Company of Canada (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.  Sun Life Assurance Company of Canada (U.S) is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970.Sun Life Financial has announced the execution of a definitive agreement to sell its United States domestic annuity business and certain of its United States life insurance businesses to Delaware Life Holdings, LLC (the “Purchaser”) (the “Proposed Transaction”).  The Purchaser is a limited liability company organized under the laws of the State of Delaware.  The Proposed Transaction will include the transfer of all of the issued and outstanding shares of the Company to the Purchaser.  The closing date for the Proposed Transaction is expected to be as soon as May 31, 2013, subject to receipt of all required regulatory approvals as well as satisfaction of other closing conditions.   Although completion of the Proposed Transaction will result in a change in control of the Company, the terms and conditions of your Policy with the Company will not change and you will not need to take any action.

Sun Life Assurance Company of Canada (U.S) is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970.

Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account.  The Variable Account is fully funded at all times for the purposes of Federal securities laws.

EXPERTS

The statutory-basis financial statements of Sun Life Assurance Company of Canada (U.S.) (the “Company”) as of December 31, 2012 and December 31, 2011 and for each of the three years in the period ended December 31, 2012 (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and includes an emphasis-of-matter paragraph relating to the Company adopting Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 in 2012 and an other matter paragraph relating to significant balances and transactions with affiliates), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts 02116.

The financial statements of Sun Life of Canada (U.S.) Variable Account G, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.  The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 40% of premium paid in the first Policy Year and 15% per annum of premium paid in Policy Years two through seven.  We may also pay a commission of-

o	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

o	up to 0.10% per annum of Account Value thereafter.

We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.
Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2010, 2011, and 2012, were approximately $10,200,198, $14,303,925, and $6,101,652, respectively.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 81 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved.  To qualify for an expanded guaranteed issue or guaranteed issue underwriting basis, a proposed Insured must submit underwriting information and be pre-approved for such underwriting basis.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.  For Policies with Investment Start Dates on or after January 1, 2009, the cost of insurance rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables.  For Policies with Investment Start Dates on or before December 31, 2008, the cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables.

Expense Charges Applied to Premium.  We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance.  We will from time to time determine the applicable premium tax rate based on the rate we expect to pay.  The premium tax rate is guaranteed not to exceed 4%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations.  This charge is guaranteed not to exceed 1.25%.  The charge for federal tax obligations is referred to as the “DAC tax” in the Policy and the Fee Table.

We also charge a current sales load of 8.75% in Policy Year 1, 7.25% in Policy Years 2-4 and 6.00% in Policy Years 5-7 on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years.  This sales load is guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium and 2.25% on premiums paid in excess of Target Premium. There are no sales load charges after the seventh Policy Year.  Target Premium varies based on the Specified Face Amount and the Insured’s Issue Age and sex. We may reduce or waive the sales load for certain sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender.  If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Increase in Face Amount.  After the first policy anniversary, you may request an increase in the Specified Face Amount.  You must provide satisfactory evidence of the Insured's insurability.  Once requested, an increase will become effective at the next policy anniversary following our approval of your request.  The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount.  The cost of insurance charges applicable to an increase in Specified Face Amount may be higher or lower than those charged on the original Specified Face Amount if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included in this Statement of Additional Information.  The statutory-basis financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of Alger Mid Cap Growth Portfolio I-2 Sub-Account, Alger Small Cap Growth Portfolio I-2 Sub-Account, AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) Sub-Account, AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account, AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account, AllianceBernstein VPS International Value Portfolio (Class A) Sub-Account, AllianceBernstein VPS Small Cap Growth Portfolio (Class B) Sub-Account, AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class A) Sub-Account, American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account, American Funds Insurance Series Bond Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account, American Funds Insurance Series Growth Fund Class 2 Sub-Account, American Funds Insurance Series Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account, American Funds Insurance Series International Fund Class 2 Sub-Account, BlackRock Global Allocation V.I. Fund (Class I) Sub-Account, BlackRock Value Opportunities V.I. (Class I) Sub-Account, Columbia Variable Portfolio - Marsico Growth Fund (Class 1) Sub-Account, Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2) Sub-Account, Delaware VIP REIT Series (Standard Class) Sub-Account, Delaware VIP Small Cap Value Series (Standard Class) Sub-Account, Delaware VIP Smid Cap Growth Series Standard Class Sub-Account, Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account, Dreyfus IP Technology Growth Portfolio (Initial Shares) Sub-Account, Dreyfus Stock Index Fund, Inc. (Initial Shares) Sub-Account, Dreyfus VIF Appreciation Portfolio (Initial Shares) Sub-Account, Dreyfus VIF Developing Leaders Portfolio (Initial Shares) Sub-Account, Dreyfus VIF Growth and Income Portfolio (Initial Shares) Sub-Account, Dreyfus VIF Quality Bond Portfolio (Initial Shares) Sub-Account, DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account, DWS Large Cap Value VIP (Class A) Sub-Account, DWS Small Cap Index VIP - Class A Sub-Account, DWS Small Cap Index VIP - Class B Sub-Account, Fidelity VIP Balanced Portfolio (Initial Class) Sub-Account, Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account, Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account, Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account, Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account, Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account, Fidelity VIP Growth Portfolio (Initial Class) Sub-Account, Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account, Fidelity VIP High Income Portfolio (Initial Class) Sub-Account, Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account, Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account, Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account, Fidelity VIP Money Market Portfolio (Service Class) Sub-Account, Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account, Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Franklin Global Real Estate Securities Fund (Class 1) Sub-Account, Franklin Templeton VIP Franklin Small-Mid Cap Growth Securities Fund (Class 1) Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 1) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 1) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 1) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account, Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account, Invesco V.I. Capital Appreciation Fund (Series I) Sub-Account, Invesco V.I. Capital Development Fund (Series I) Sub-Account, Invesco V.I. Core Equity Fund I Sub-Account, Invesco V.I. International Growth Fund I Sub-Account, Invesco V.I. Mid Cap Core Equity Fund I Sub-Account, Invesco V.I. Small Cap Equity Fund I Sub-Account, Invesco Van Kampen V.I. American Franchise Fund (Series I) Sub-Account, Invesco Van Kampen V.I. Comstock Fund Series I Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund I Sub-Account, Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I) Sub-Account, Invesco Van Kampen V.I. Value Opportunities Fund (Series I) Sub-Account, Janus Aspen Perkins Mid Cap Value Portfolio Institutional Class Sub-Account, JPMorgan Insurance Trust Core Bond Portfolio (Class 1) Sub-Account, JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account, JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account, Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account, Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account, MFS Growth Portfolio Initial Class Sub-Account, MFS Growth Portfolio Service Class Sub-Account, MFS VIT I Growth Series Initial Class Sub-Account, MFS VIT I Growth Series Service Class Sub-Account, MFS VIT I Mid Cap Growth Series Initial Class Sub-Account, MFS VIT I Mid Cap Growth Series Service Class Sub-Account, MFS VIT I Research Bond Series Initial Class Sub-Account, MFS VIT I Research Series Initial Class Sub-Account, MFS VIT I Value Series Initial Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account, MFS VIT II Bond Portfolio I Class Sub-Account, MFS VIT II Bond Portfolio S Class Sub-Account, MFS VIT II Core Equity Portfolio S Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account, MFS VIT II Global Growth Portfolio I Class Sub-Account, MFS VIT II Global Research Portfolio I Class Sub-Account, MFS VIT II Global Research Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II High Yield Portfolio Initial Class Sub-Account, MFS VIT II High Yield Portfolio Service Class Sub-Account, MFS VIT II International Growth Portfolio I Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II International Value Portfolio I Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account, MFS VIT II Money Market Portfolio Initial Class Sub-Account, MFS VIT II New Discovery Portfolio S Class Sub-Account, MFS VIT II Research International Portfolio I Class Sub-Account, MFS VIT II Strategic Income Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Total Return Portfolio S Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, MFS VIT III Blended Research Small Cap Portfolio Initial Class Sub-Account, MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account, MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account, MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class I Sub-Account, Neuberger Berman AMT Large Cap Value Portfolio Fund Class 1 Sub-Account, Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account, Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account, Oppenheimer Global Securities Fund/VA (Non-Service Shares) Sub-Account, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (Non-Service Shares) Sub-Account, PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account, Rydex VT Nova Fund Sub-Account, SC BlackRock International Index Fund (Initial Class) Sub-Account, SC BlackRock Large Cap Index Fund (Initial Class) Sub-Account, SC Davis Venture Value Fund (Initial Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC PIMCO High Yield Fund (Initial Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Initial Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Initial Class) Sub-Account, Sun Capital Money Market Fund (Initial Class) Sub-Account, T. Rowe Price Blue Chip Growth Portfolio Sub-Account, T. Rowe Price Equity Income Portfolio Sub-Account, T. Rowe Price New America Growth Portfolio Sub-Account, and Wanger USA Sub-Account of Sun Life of Canada (U.S.) Variable Account G (collectively the "Sub-Accounts"), as of December 31, 2012, and the related statements of operations and the statements of changes in net assets for each of the periods presented.  These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2012, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2012
Assets:	Shares	Cost	Value
Investments at fair value:
Alger Mid Cap Growth Portfolio I-2 Sub-Account (AL4)	123,997	$ 1,541,799	$ 1,680,165
Alger Small Cap Growth Portfolio I-2 Sub-Account (AL3)	76,308	2,343,413	2,119,848
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) Sub-Account (AN2)	1	3	11
AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account (AN3)	11,497	212,459	237,519
AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account (AN4)	122,648	1,872,044	2,080,114
AllianceBernstein VPS International Value Portfolio (Class A) Sub-Account (IVP)	111,246	1,309,964	1,441,743
AllianceBernstein VPS Small Cap Growth Portfolio (Class B) Sub-Account (AN5)	21,522	333,241	395,140
AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class A) Sub-Account (ASM)	87,715	1,416,520	1,549,930
American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account (308)	77,620	723,114	773,867
American Funds Insurance Series Bond Fund Class 2 Sub-Account (301)	26,004	294,456	290,467
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	89,213	1,798,452	2,091,161
American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account (307)	2,860	29,389	30,142
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	52,641	931,577	1,045,450
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	85,147	4,737,787	5,147,112
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	5,044	154,890	192,888
American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account (305)	192,963	2,144,723	2,128,382
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	1,595,642	27,262,820	28,115,209
BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG)	105,035	1,693,767	1,691,066
BlackRock Value Opportunities V.I. (Class I) Sub-Account (MSV)	696	12,323	13,496
Columbia Variable Portfolio - Marsico Growth Fund (Class 1) Sub-Account (NNG)	44,273	886,062	982,418
Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2) Sub-Account (NMI)	1,169	16,678	18,102
Delaware VIP REIT Series (Standard Class) Sub-Account (DRS)	408,773	4,501,799	4,929,807
Delaware VIP Small Cap Value Series (Standard Class) Sub-Account (DSV)	228,064	7,183,943	7,558,049
Delaware VIP Smid Cap Growth Series Standard Class Sub-Account (DGO)	20,689	476,940	504,191
Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account (DMC)	26,310	332,840	412,545
Dreyfus IP Technology Growth Portfolio (Initial Shares) Sub-Account (DTG) 1	-	4	5
Dreyfus Stock Index Fund, Inc. (Initial Shares) Sub-Account (DSI)	1,688,906	50,165,879	53,808,548
Dreyfus VIF Appreciation Portfolio (Initial Shares) Sub-Account (DCA)	63,012	2,098,788	2,550,095
Dreyfus VIF Developing Leaders Portfolio (Initial Shares) Sub-Account (DSC)	35,549	1,235,190	1,125,475
Dreyfus VIF Growth and Income Portfolio (Initial Shares) Sub-Account (DGI)	973	16,739	21,476
Dreyfus VIF Quality Bond Portfolio (Initial Shares) Sub-Account (DQB)	16,313	175,273	201,960
DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account (SCV)	49,633	580,870	634,309
DWS Large Cap Value VIP (Class A) Sub-Account (001)	2,298	28,593	28,614
DWS Small Cap Index VIP - Class A Sub-Account (SSI)	589,301	6,529,285	7,990,918
DWS Small Cap Index VIP - Class B Sub-Account (SSC)	139,411	1,402,529	1,889,019
Fidelity VIP Balanced Portfolio (Initial Class) Sub-Account (FVI)	49,319	774,326	777,270
Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN)	495,345	12,057,317	13,096,914
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (FL1)	67,594	1,327,349	1,757,433

1 Share amount is less than 1 share.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FE3)	306,584	$ 6,272,094	$ 6,113,279
Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1)	131,594	1,417,978	1,476,482
Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2)	143,292	1,559,005	1,606,299
Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3)	95,998	994,264	1,044,462
Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG)	67,584	872,503	986,054
Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP)	10,583	422,657	445,026
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (FL3)	27,725	955,839	1,154,469
Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI)	411,220	2,406,829	2,389,188
Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP)	66	7,127	9,627
Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG)	1,407,848	18,675,790	18,386,495
Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC)	261,759	8,251,891	7,996,751
Fidelity VIP Money Market Portfolio (Service Class) Sub-Account (FL5)	42,447,430	42,447,430	42,447,430
Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF)	25,531	358,731	410,799
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (FL2)	60,759	843,677	969,101
First Eagle Overseas Variable Fund Sub-Account (SGI)	4,610	127,298	130,267
Franklin Templeton VIP Franklin Global Real Estate Securities Fund (Class 1) Sub-Account (FRE)	14,925	174,875	218,649
Franklin Templeton VIP Franklin Small-Mid Cap Growth Securities Fund (Class 1) Sub-Account (FSC)	37,270	613,848	815,084
Franklin Templeton VIP Mutual Shares Securities Fund (Class 1) Sub-Account (FSS)	69,844	1,033,554	1,218,783
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 1) Sub-Account (TFS)	127,677	1,733,249	1,867,917
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	23,085	320,934	331,727
Franklin Templeton VIP Templeton Growth Securities Fund (Class 1) Sub-Account (TSF)	565,787	6,732,464	6,879,970
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	3,597	45,225	43,054
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (GS7)	3,122	40,776	43,273
Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account (GS3)	5,900	58,542	71,625
Invesco V.I. Core Equity Fund I Sub-Account (AI3)	2,470	59,298	74,433
Invesco V.I. International Growth Fund I Sub-Account (AI4)	44,912	1,168,760	1,348,702
Invesco V.I. Mid Cap Core Equity Fund I Sub-Account (A22)	41,206	516,690	523,725
Invesco V.I. Small Cap Equity Fund I Sub-Account (ASC)	1,325	21,080	24,770
Invesco Van Kampen V.I. American Franchise Fund (Series I) Sub-Account (FFG)	58,984	2,194,753	2,139,951
Invesco Van Kampen V.I. Comstock Fund Series I Sub-Account (VCP)	396	4,906	5,252
Invesco Van Kampen V.I. Growth and Income Fund I Sub-Account (VGI)	85,001	1,545,537	1,705,962
Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I) Sub-Account (FFI)	9,183	36,493	35,997
Invesco Van Kampen V.I. Value Opportunities Fund (Series I) Sub-Account (AI6)	4,441	25,679	31,528
Janus Aspen Perkins Mid Cap Value Portfolio Institutional Class Sub-Account (MVP)	368,983	5,659,675	5,833,629
JPMorgan Insurance Trust Core Bond Portfolio (Class 1) Sub-Account (JM7)	344,911	3,652,391	4,063,056
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (JP6)	38,888	496,713	660,701
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (JP4)	5,162	56,695	91,050
Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI)	113,600	2,282,688	2,498,057
Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account (LA3)	7,006	60,969	59,410
MFS VIT I Growth Series Initial Class Sub-Account (FFL)	12,931	363,622	372,797

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT I Growth Series Service Class Sub-Account (TEG)	17,576	$ 484,757	$ 496,533
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (FFJ)	362,689	2,332,258	2,379,238
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (FFK)	47,060	289,418	300,242
MFS VIT I Research Bond Series Initial Class Sub-Account (FFQ)	344,069	4,641,485	4,641,485
MFS VIT I Research Series Initial Class Sub-Account (FFM)	27,857	601,441	608,684
MFS VIT I Value Series Initial Class Sub-Account (FFO)	158,143	2,263,770	2,277,261
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	416	12,886	15,054
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MFL)	12,003	370,976	431,261
MFS VIT II Bond Portfolio I Class Sub-Account (BDS)	9,522	115,815	117,686
MFS VIT II Bond Portfolio S Class Sub-Account (MF7)	14,934	157,058	182,642
MFS VIT II Core Equity Portfolio S Class Sub-Account (RG1)	18,761	227,068	300,179
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (EME)	213,343	3,238,375	3,326,020
MFS VIT II Global Growth Portfolio I Class Sub-Account (GGR)	1,265	18,522	22,715
MFS VIT II Global Research Portfolio I Class Sub-Account (RES)	172	2,726	3,501
MFS VIT II Global Research Portfolio S Class Sub-Account (RE1)	38,452	655,387	778,643
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	980,704	13,090,227	13,229,700
MFS VIT II Government Securities Portfolio S Class Sub-Account (MFK)	46,771	624,478	626,260
MFS VIT II High Yield Portfolio Initial Class Sub-Account (HYS)	920,112	5,530,006	5,566,679
MFS VIT II High Yield Portfolio Service Class Sub-Account (MFC)	19,330	111,743	115,787
MFS VIT II International Growth Portfolio I Class Sub-Account (IGS)	955,646	11,639,754	12,566,749
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	193,718	2,696,383	2,528,019
MFS VIT II International Value Portfolio I Class Sub-Account (MII)	711,365	11,130,200	12,342,191
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	11,239	111,721	150,265
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (M1B)	27,771	296,337	368,525
MFS VIT II Money Market Portfolio Initial Class Sub-Account (MMS)	80,267,160	80,267,160	80,267,160
MFS VIT II New Discovery Portfolio S Class Sub-Account (M1A)	58,942	892,982	945,427
MFS VIT II Research International Portfolio I Class Sub-Account (RIS)	413,022	5,288,642	5,625,361
MFS VIT II Strategic Income Portfolio S Class Sub-Account (SI1)	29,253	266,596	296,332
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	326,411	5,693,481	5,885,193
MFS VIT II Total Return Portfolio S Class Sub-Account (MFJ)	239,546	3,840,234	4,275,903
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	118,211	2,513,480	2,877,263
MFS VIT II Utilities Portfolio S Class Sub-Account (MFE)	3,377	62,195	81,312
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	715,614	9,064,442	9,825,386
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	66,075	988,234	898,624
MFS VIT III Blended Research Small Cap Portfolio Initial Class Sub-Account (SCB)	71,749	921,593	973,640
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (SC3)	948,701	11,542,229	11,906,193
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (SDC)	191,357	1,971,694	1,969,059
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (SGC)	252,970	2,199,291	2,213,492
Morgan Stanley UIF Mid Cap Growth Portfolio Class I Sub-Account (VMG)	428,434	4,923,232	4,614,229
Neuberger Berman AMT Large Cap Value Portfolio Fund Class 1 Sub-Account (NPP)	3,398	37,396	39,416
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC)	446	9,755	13,810

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account (NAR)	8,107	$ 110,013	$ 98,018
Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM)	37,789	424,640	413,793
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account (OCF)	41,554	1,835,806	1,872,413
Oppenheimer Global Securities Fund/VA (Non-Service Shares) Sub-Account (OGS)	39,098	1,183,313	1,272,630
Oppenheimer Main Street Small- & Mid-Cap Fund/VA (Non-Service Shares) Sub-Account (OSC)	26,951	541,992	542,802
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (PCR)	263,519	2,032,835	1,878,891
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	121,153	1,668,539	1,856,057
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	2,602,715	36,361,949	37,088,693
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	5,113,621	57,999,895	59,062,317
Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP)	783,130	8,329,223	8,637,929
Rydex VT Nova Fund Sub-Account (RX1)	3	37	300
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	1,858,364	22,628,211	24,994,990
T. Rowe Price Equity Income Portfolio Sub-Account (REI)	1,139,873	21,605,114	25,384,982
T. Rowe Price New America Growth Portfolio Sub-Account (RNA)	311,866	7,204,742	7,070,006
Wanger USA Sub-Account (USC)	52,191	1,641,823	1,766,141

Total investments		607,809,233	633,858,770

Total assets		$ 607,809,233	$ 633,858,770

Liabilities:
Payable to Sponsor			$ -

Total liabilities			$ -

Net assets			$ 633,858,770

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012

Net Assets:
	Units	Value

AL4	121,733	$ 1,680,165
AL3	183,900	2,119,848
AN22	-	11
AN3	14,566	237,519
AN4	78,762	2,080,114
IVP	172,870	1,441,743
AN5	16,194	395,140
ASM	132,678	1,549,930
308	50,871	773,867
301	21,108	290,467
304	120,434	2,091,161
307	1,756	30,142
306	59,531	1,045,450
303	294,600	5,147,112
302	12,128	192,888
305	119,121	2,128,382
300	1,817,458	28,115,209
BLG	118,354	1,691,066
MSV	875	13,496
NNG	85,075	982,418
NMI	1,980	18,102
DRS	227,470	4,929,807
DSV	384,634	7,558,049
DGO	23,359	504,191
DMC	26,587	412,545
DTG2	-	5
DSI	4,099,279	53,808,548
DCA	138,798	2,550,095
DSC	80,852	1,125,475
DGI	1,511	21,476
DQB	9,400	201,960
SCV	37,451	634,309
001	2,816	28,614
SSI	490,264	7,990,918
SSC	84,658	1,889,019
FVI	45,873	777,270
FCN	418,586	13,096,914
FL1	78,383	1,757,433
FE3	428,012	6,113,279
FF1	112,017	1,476,482
FF2	124,557	1,606,299

2 Unit amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012

Net Assets (continued):
	Units	Value

FF3	83,510	$ 1,044,462
FVG	66,956	986,054
FGP	23,203	445,026
FL3	76,047	1,154,469
FHI	128,213	2,389,188
FIP	442	9,627
FIG	781,413	18,386,495
FMC	574,640	7,996,751
FL5	3,581,186	42,447,430
FOF	27,751	410,799
FL2	52,319	969,101
SGI	8,281	130,267
FRE	19,701	218,649
FSC	51,733	815,084
FSS	80,048	1,218,783
TFS	108,796	1,867,917
FTI	13,962	331,727
TSF	322,220	6,879,970
FTG	2,130	43,054
GS7	2,801	43,273
GS3	4,604	71,625
AI3	3,820	74,433
AI4	55,898	1,348,702
A22	33,383	523,725
ASC	2,050	24,770
FFG	219,481	2,139,951
VCP	346	5,252
VGI	107,359	1,705,962
FFI	3,663	35,997
AI6	2,748	31,528
MVP	401,329	5,833,629
JM7	309,186	4,063,056
JP6	34,925	660,701
JP4	5,189	91,050
LRI	136,848	2,498,057
LA3	3,530	59,410
FFL	36,362	372,797
TEG	48,476	496,533
FFJ	233,209	2,379,238
FFK	28,943	300,242
FFQ	464,149	4,641,485
FFM	60,144	608,684

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012

Net Assets (continued):
	Units	Value

FFO	226,303	$ 2,277,261
MIT	994	15,054
MFL	26,157	431,261
BDS	7,475	117,686
MF7	10,389	182,642
RG1	27,705	300,179
EME	231,431	3,326,020
GGR	809	22,715
RES	234	3,501
RE1	46,759	778,643
GSS	562,740	13,229,700
MFK	37,351	626,260
HYS	552,987	5,566,679
MFC	4,879	115,787
IGS	887,707	12,566,749
IG1	117,140	2,528,019
MII	1,134,769	12,342,191
MIS	11,611	150,265
M1B	22,909	368,525
MMS	5,987,821	80,267,160
M1A	43,351	945,427
RIS	331,149	5,625,361
SI1	17,175	296,332
TRS	242,681	5,885,193
MFJ	240,870	4,275,903
UTS	81,498	2,877,263
MFE	2,615	81,312
MVS	738,439	9,825,386
MV1	50,521	898,624
SCB	64,274	973,640
SC3	349,753	11,906,193
SDC	173,660	1,969,059
SGC	186,059	2,213,492
VMG	226,639	4,614,229
NPP	2,167	39,416
NMC	622	13,810
NAR	5,982	98,018
NLM	24,889	413,793
OCF	138,431	1,872,413
OGS	70,780	1,272,630

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012

Net Assets (continued):	Units	Value

OSC	30,261	$ 542,802
PCR	155,994	1,878,891
PMB	104,253	1,856,057
PRR	1,880,953	37,088,693
PTR	3,082,057	59,062,317
SCP	616,628	8,637,929
RX1	30	300
TBC	1,764,125	24,994,990
REI	1,257,556	25,384,982
RNA	455,786	7,070,006
USC	131,619	1,766,141

Total net assets		$ 633,858,770

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

	AL4	AL3	AN2
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	40,994	16,680	518
Realized gain distributions	-	431,581	-
Net realized gains (losses)	40,994	448,261	518

Net change in unrealized appreciation (depreciation)	174,136	(267,551)	(191)

Net realized and change in unrealized gains (losses)	215,130	180,710	327

Increase (decrease) from operations	$ 215,130	$ 180,710	$ 327

	AN3	AN4	IVP
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 3,073	$ 25,809	$ 22,699

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,575	(6,734)	(949,728)
Realized gain distributions	-	-	-
Net realized gains (losses)	9,575	(6,734)	(949,728)

Net change in unrealized appreciation (depreciation)	16,313	250,028	1,552,553

Net realized and change in unrealized gains (losses)	25,888	243,294	602,825

Increase (decrease) from operations	$ 28,961	$ 269,103	$ 625,524

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	AN5	ASM	308
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 8,090	$ 15,051

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	66,387	44,305	26,984
Realized gain distributions	14,240	47,148	-
Net realized gains (losses)	80,627	91,453	26,984

Net change in unrealized appreciation (depreciation)	(13,289)	147,290	40,717

Net realized and change in unrealized gains (losses)	67,338	238,743	67,701

Increase (decrease) from operations	$ 67,338	$ 246,833	$ 82,752

	301	304	307
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 5,977	$ 16,465	$ 608

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	73	20,171	546
Realized gain distributions	-	-	-
Net realized gains (losses)	73	20,171	546

Net change in unrealized appreciation (depreciation)	(3,990)	338,001	701

Net realized and change in unrealized gains (losses)	(3,917)	358,172	1,247

Increase (decrease) from operations	$ 2,060	$ 374,637	$ 1,855

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	306	303	302
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 14,460	$ 45,844	$ 3,024

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(20,416)	14,485	7,325
Realized gain distributions	-	-	-
Net realized gains (losses)	(20,416)	14,485	7,325

Net change in unrealized appreciation (depreciation)	181,742	1,039,086	19,190

Net realized and change in unrealized gains (losses)	161,326	1,053,571	26,515

Increase (decrease) from operations	$ 175,786	$ 1,099,415	$ 29,539

	305	300	BLG
	Sub-Account	Sub-Account	Sub-Account

Income:	$ 140,881	$ 396,235	$ 25,625
Dividend income

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(55,353)	(593,534)	(1,852)
Realized gain distributions	-	-	4,859
Net realized gains (losses)	(55,353)	(593,534)	3,007

Net change in unrealized appreciation (depreciation)	137,783	3,637,960	6,757

Net realized and change in unrealized gains (losses)	82,430	3,044,426	9,764

Increase (decrease) from operations	$ 223,311	$ 3,440,661	$ 35,389

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	MSV	NNG	NMI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 77	$ 7,152	$ 174

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(129,503)	4,174	(127)
Realized gain distributions	-	-	-
Net realized gains (losses)	(129,503)	4,174	(127)

Net change in unrealized appreciation (depreciation)	491,704	86,996	2,230

Net realized and change in unrealized gains (losses)	362,201	91,170	2,103

Increase (decrease) from operations	$ 362,278	$ 98,322	$ 2,277

	DRS	DSV	DGO
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 87,283	$ 39,043	$ 1,145

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	503,362	411,180	15,882
Realized gain distributions	-	460,907	25,868
Net realized gains (losses)	503,362	872,087	41,750

Net change in unrealized appreciation (depreciation)	183,583	(102,806)	9,028

Net realized and change in unrealized gains (losses)	686,945	769,281	50,778

Increase (decrease) from operations	$ 774,228	$ 808,324	$ 51,923

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	DMC	DTG	DSI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 2,679	$ -	$ 1,257,900

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	134,756	4,591	7,295,024
Realized gain distributions	-	-	3,263,371
Net realized gains (losses)	134,756	4,591	10,558,395

Net change in unrealized appreciation (depreciation)	(9,792)	3,684	(2,657,841)

Net realized and change in unrealized gains (losses)	124,964	8,275	7,900,554

Increase (decrease) from operations	$ 127,643	$ 8,275	$ 9,158,454

	DCA	DSC	DGI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 87,834	$ -	$ 303

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,126	(10,559)	3
Realized gain distributions	-	-	-
Net realized gains (losses)	5,126	(10,559)	3

Net change in unrealized appreciation (depreciation)	131,811	203,145	3,002

Net realized and change in unrealized gains (losses)	136,937	192,586	3,005

Increase (decrease) from operations	$ 224,771	$ 192,586	$ 3,308

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	DQB	SCV	001
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 6,350	$ 11,309	$ 849

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	466	(32,971)	(419)
Realized gain distributions	-	-	-
Net realized gains (losses)	466	(32,971)	(419)

Net change in unrealized appreciation (depreciation)	7,055	131,453	3,446

Net realized and change in unrealized gains (losses)	7,521	98,482	3,027

Increase (decrease) from operations	$ 13,871	$ 109,791	$ 3,876

	SSI	SSC	FVI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 64,926	$ 12,389	$ 12,920

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	116,695	(34,949)	1,543
Realized gain distributions	1,722	458	26,505
Net realized gains (losses)	118,417	(34,491)	28,048

Net change in unrealized appreciation (depreciation)	926,417	297,576	2,999

Net realized and change in unrealized gains (losses)	1,044,834	263,085	31,047

Increase (decrease) from operations	$ 1,109,760	$ 275,474	$ 43,967

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	FCN	FL1	FE3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 174,615	$ 19,522	$ 185,790

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,666,212	(87,951)	18,419
Realized gain distributions	-	-	364,313
Net realized gains (losses)	2,666,212	(87,951)	382,732

Net change in unrealized appreciation (depreciation)	(314,793)	378,073	301,815

Net realized and change in unrealized gains (losses)	2,351,419	290,122	684,547

Increase (decrease) from operations	$ 2,526,034	$ 309,644	$ 870,337

	FF1	FF2	FF3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 28,948	$ 31,886	$ 21,481

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,850	9,949	26,864
Realized gain distributions	22,649	15,897	8,197
Net realized gains (losses)	36,499	25,846	35,061

Net change in unrealized appreciation (depreciation)	62,619	76,228	39,652

Net realized and change in unrealized gains (losses)	99,118	102,074	74,713

Increase (decrease) from operations	$ 128,066	$ 133,960	$ 96,194

The accompanying notes are an integral part of these financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	FVG	FGP	FL3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 21,583	$ 2,678	$ 4,140

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	113,014	15,038	(3,144)
Realized gain distributions	462	-	-
Net realized gains (losses)	113,476	15,038	(3,144)

Net change in unrealized appreciation (depreciation)	34,950	16,684	141,289

Net realized and change in unrealized gains (losses)	148,426	31,722	138,145

Increase (decrease) from operations	$ 170,009	$ 34,400	$ 142,285

	FHI	FIP	FIG
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 134,223	$ 199	$ 525,511

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	21,687	1,349	1,216,426
Realized gain distributions	-	331	533,822
Net realized gains (losses)	21,687	1,680	1,750,248

Net change in unrealized appreciation (depreciation)	49,974	802	(1,192,262)

Net realized and change in unrealized gains (losses)	71,661	2,482	557,986

Increase (decrease) from operations	$ 205,884	$ 2,681	$ 1,083,497

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	FMC	FL5	FOF
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 49,622	$ 35,398	$ 7,666

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	722,324	-	(7,520)
Realized gain distributions	624,124	-	1,319
Net realized gains (losses)	1,346,448	-	(6,201)

Net change in unrealized appreciation (depreciation)	(331,494)	-	65,658

Net realized and change in unrealized gains (losses)	1,014,954	-	59,457

Increase (decrease) from operations	$ 1,064,576	$ 35,398	$ 67,123

	FL2	SGI	FRE
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 16,122	$ 945	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	40,747	60	(7,371)
Realized gain distributions	3,200	6,927	-
Net realized gains (losses)	43,947	6,987	(7,371)

Net change in unrealized appreciation (depreciation)	121,288	5,619	55,069

Net realized and change in unrealized gains (losses)	165,235	12,606	47,698

Increase (decrease) from operations	$ 181,357	$ 13,551	$ 47,698

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	FSC	FSS	TFS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 24,345	$ 52,117

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	60,375	(26,695)	(229,371)
Realized gain distributions	56,783	-	-
Net realized gains (losses)	117,158	(26,695)	(229,371)

Net change in unrealized appreciation (depreciation)	(30,026)	153,732	688,960

Net realized and change in unrealized gains (losses)	87,132	127,037	459,589

Increase (decrease) from operations	$ 87,132	$ 151,382	$ 511,706

	FTI	TSF	FTG
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 10,347	$ 143,973	$ 796

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,028)	129,991	(395)
Realized gain distributions	-	-	-
Net realized gains (losses)	(5,028)	129,991	(395)

Net change in unrealized appreciation (depreciation)	44,273	961,205	7,196

Net realized and change in unrealized gains (losses)	39,245	1,091,196	6,801

Increase (decrease) from operations	$ 49,592	$ 1,235,169	$ 7,597

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	GS7	GS3	AI13
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 294	$ 1,288	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	460	322	251,148
Realized gain distributions	-	-	-
Net realized gains (losses)	460	322	251,148

Net change in unrealized appreciation (depreciation)	4,078	7,098	45,789

Net realized and change in unrealized gains (losses)	4,538	7,420	296,937

Increase (decrease) from operations	$ 4,832	$ 8,708	$ 296,937

	AAH3	AI3	AI4
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 703	$ 19,174

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,494)	1,354	29,027
Realized gain distributions	-	-	-
Net realized gains (losses)	(1,494)	1,354	29,027

Net change in unrealized appreciation (depreciation)	5,656	6,682	156,397

Net realized and change in unrealized gains (losses)	4,162	8,036	185,424

Increase (decrease) from operations	$ 4,162	$ 8,739	$ 204,598

3These Sub-Accounts were closed, liquidated or merged into new or existing Sub-Accounts during 2012 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2012. See note 1 for additional information around merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	A22	ASC	FFG
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 327	$ -	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	27,984	450	(851)
Realized gain distributions	4,249	-	-
Net realized gains (losses)	32,233	450	(851)

Net change in unrealized appreciation (depreciation)	24,226	1,925	(54,802)

Net realized and change in unrealized gains (losses)	56,459	2,375	(55,653)

Increase (decrease) from operations	$ 56,786	$ 2,375	$ (55,653)

	VCP	VGI	FFI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 144	$ 25,843	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	98	30,731	(47)
Realized gain distributions	-	-	11
Net realized gains (losses)	98	30,731	(36)

Net change in unrealized appreciation (depreciation)	346	151,111	(496)

Net realized and change in unrealized gains (losses)	444	181,842	(532)

Increase (decrease) from operations	$ 588	$ 207,685	$ (532)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	AI6	MVP	JM7
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 458	$ 52,742	$ 184,162

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,355)	125,302	20,270
Realized gain distributions	-	333,966	-
Net realized gains (losses)	(1,355)	459,268	20,270

Net change in unrealized appreciation (depreciation)	8,357	37,749	6,164

Net realized and change in unrealized gains (losses)	7,002	497,017	26,434

Increase (decrease) from operations	$ 7,460	$ 549,759	$ 210,596

	JP6	JP4	LRI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 1,406	$ 1,267	$ 41,007

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	100,057	20,143	6,961
Realized gain distributions	-	-	26,030
Net realized gains (losses)	100,057	20,143	32,991

Net change in unrealized appreciation (depreciation)	30,319	(3,836)	337,640

Net realized and change in unrealized gains (losses)	130,376	16,307	370,631

Increase (decrease) from operations	$ 131,782	$ 17,574	$ 411,638

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	LA3	EGS3	MFF3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 1,137	$ 167	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,305)	160,486	122,443
Realized gain distributions	955	-	-
Net realized gains (losses)	(1,350)	160,486	122,443

Net change in unrealized appreciation (depreciation)	13,428	(115,106)	(65,675)

Net realized and change in unrealized gains (losses)	12,078	45,380	56,768

Increase (decrease) from operations	$ 13,215	$ 45,547	$ 56,768

	FFL	TEG	FFJ
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	102	88	120
Realized gain distributions	-	-	-
Net realized gains (losses)	102	88	120

Net change in unrealized appreciation (depreciation)	9,175	11,776	46,980

Net realized and change in unrealized gains (losses)	9,277	11,864	47,100

Increase (decrease) from operations	$ 9,277	$ 11,864	$ 47,100

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	FFK	FFQ	FFM
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	67	(1)	25
Realized gain distributions	-	-	-
Net realized gains (losses)	67	(1)	25

Net change in unrealized appreciation (depreciation)	10,824	-	7,243

Net realized and change in unrealized gains (losses)	10,891	(1)	7,268

Increase (decrease) from operations	$ 10,891	$ (1)	$ 7,268

	FFO	MIT	MFL
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 311	$ 5,891

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	19	351	1,484
Realized gain distributions	-	-	-
Net realized gains (losses)	19	351	1,484

Net change in unrealized appreciation (depreciation)	13,491	1,928	54,521

Net realized and change in unrealized gains (losses)	13,510	2,279	56,005

Increase (decrease) from operations	$ 13,510	$ 2,590	$ 61,896

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	BDS	MF7	RG1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 4,943	$ 8,542	$ 1,601

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,541	2,817	(920)
Realized gain distributions	-	-	-
Net realized gains (losses)	2,541	2,817	(920)

Net change in unrealized appreciation (depreciation)	1,635	6,217	40,014

Net realized and change in unrealized gains (losses)	4,176	9,034	39,094

Increase (decrease) from operations	$ 9,119	$ 17,576	$ 40,695

	EME	GGR	RES
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 34,696	$ 182	$ 106

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	101,107	246	80
Realized gain distributions	130,543	-	-
Net realized gains (losses)	231,650	246	80

Net change in unrealized appreciation (depreciation)	244,888	3,881	695

Net realized and change in unrealized gains (losses)	476,538	4,127	775

Increase (decrease) from operations	$ 511,234	$ 4,309	$ 881

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	RE1	GSS	MFK
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 9,763	$ 410,242	$ 17,800

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,592	147,665	1,637
Realized gain distributions	-	116,106	5,494
Net realized gains (losses)	5,592	263,771	7,131

Net change in unrealized appreciation (depreciation)	92,936	(334,615)	(11,220)

Net realized and change in unrealized gains (losses)	98,528	(70,844)	(4,089)

Increase (decrease) from operations	$ 108,291	$ 339,398	$ 13,711

	HYS	MFC	IGS
	Sub-Account	Sub-Account	Sub-Account

Income:	$ -	$ 7,161	$ 126,450
Dividend income

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,196	(406)	761,710
Realized gain distributions	-	-	-
Net realized gains (losses)	1,196	(406)	761,710

Net change in unrealized appreciation (depreciation)	36,673	7,333	1,384,730

Net realized and change in unrealized gains (losses)	37,869	6,927	2,146,440

Increase (decrease) from operations	$ 37,869	$ 14,088	$ 2,272,890

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	IG1	MII	MIS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 17,795	$ 196,500	$ 594

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(23,303)	672,061	616
Realized gain distributions	-	-	-
Net realized gains (losses)	(23,303)	672,061	616

Net change in unrealized appreciation (depreciation)	415,845	955,832	20,984

Net realized and change in unrealized gains (losses)	392,542	1,627,893	21,600

Increase (decrease) from operations	$ 410,337	$ 1,824,393	$ 22,194

	M1B	MC13	MMS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 445	$ -	$ 8

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,361	29,151	-
Realized gain distributions	-	-	-
Net realized gains (losses)	2,361	29,151	-

Net change in unrealized appreciation (depreciation)	49,490	2,250	-

Net realized and change in unrealized gains (losses)	51,851	31,401	-

Increase (decrease) from operations	$ 52,296	$ 31,401	$ 8

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	M1A	RIS	SI1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 163,786	$ 14,641

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,295	328,014	(306)
Realized gain distributions	89,772	-	-
Net realized gains (losses)	93,067	328,014	(306)

Net change in unrealized appreciation (depreciation)	70,676	573,317	11,871

Net realized and change in unrealized gains (losses)	163,743	901,331	11,565

Increase (decrease) from operations	$ 163,743	$ 1,065,117	$ 26,206

	TRS	MFJ	UTS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 180,059	$ 98,408	$ 113,068

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	312,387	(29,371)	39,231
Realized gain distributions	-	-	-
Net realized gains (losses)	312,387	(29,371)	39,231

Net change in unrealized appreciation (depreciation)	194,141	365,887	175,933

Net realized and change in unrealized gains (losses)	506,528	336,516	215,164

Increase (decrease) from operations	$ 686,587	$ 434,924	$ 328,232

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	MFE	MVS	MV1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 3,437	$ 203,566	$ 13,838

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(349)	590,099	(10,212)
Realized gain distributions	-	527,334	42,027
Net realized gains (losses)	(349)	1,117,433	31,815

Net change in unrealized appreciation (depreciation)	6,678	369,311	74,301

Net realized and change in unrealized gains (losses)	6,329	1,486,744	106,116

Increase (decrease) from operations	$ 9,766	$ 1,690,310	$ 119,954

	SCB	SC3	SDC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 5,548	$ 111,307	$ 47,739

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,794	10,242	8,833
Realized gain distributions	41,033	-	-
Net realized gains (losses)	54,827	10,242	8,833

Net change in unrealized appreciation (depreciation)	64,738	2,643,522	20,004

Net realized and change in unrealized gains (losses)	119,565	2,653,764	28,837

Increase (decrease) from operations	$ 125,113	$ 2,765,071	$ 76,576

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	SGC	VMG	NPP
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 31,331	$ -	$ 162

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	88,443	447,910	(4,895)
Realized gain distributions	380,431	567,930	-
Net realized gains (losses)	468,874	1,015,840	(4,895)

Net change in unrealized appreciation (depreciation)	(125,320)	(603,948)	9,558

Net realized and change in unrealized gains (losses)	343,554	411,892	4,663

Increase (decrease) from operations	$ 374,885	$ 411,892	$ 4,825

	NMC	NAR	NLM
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 453	$ 13,622

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,223	(6,426)	(4,835)
Realized gain distributions	-	19,523	-
Net realized gains (losses)	1,223	13,097	(4,835)

Net change in unrealized appreciation (depreciation)	793	64,243	11,815

Net realized and change in unrealized gains (losses)	2,016	77,340	6,980

Increase (decrease) from operations	$ 2,016	$ 77,793	$ 20,602

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	OCF	OGS	OSC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 22,890	$ 79,993	$ 14,808

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	849,956	438,718	482,527
Realized gain distributions	-	-	-
Net realized gains (losses)	849,956	438,718	482,527

Net change in unrealized appreciation (depreciation)	(338,722)	51,250	(139,222)

Net realized and change in unrealized gains (losses)	511,234	489,968	343,305

Increase (decrease) from operations	$ 534,124	$ 569,961	$ 358,113

	PCR	PMB	PRR
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 46,619	$ 82,263	$ 390,334

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,811)	18,817	1,431,007
Realized gain distributions	58,872	-	1,892,555
Net realized gains (losses)	50,061	18,817	3,323,562

Net change in unrealized appreciation (depreciation)	(11,634)	170,144	(736,110)

Net realized and change in unrealized gains (losses)	38,427	188,961	2,587,452

Increase (decrease) from operations	$ 85,046	$ 271,224	$ 2,977,786

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	PTR	SCP	RX1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 2,368,466	$ 9,243	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,175,728	535,453	21
Realized gain distributions	1,661,582	212,744	-
Net realized gains (losses)	3,837,310	748,197	21

Net change in unrealized appreciation (depreciation)	2,164,446	130,933	32

Net realized and change in unrealized gains (losses)	6,001,756	879,130	53

Increase (decrease) from operations	$ 8,370,222	$ 888,373	$ 53

	SBB3	SCM3	SC73
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 455	$ 8,898	$ 10,548

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	27,666	(37,433)	(65,319)
Realized gain distributions	99	53,842	128,236
Net realized gains (losses)	27,765	16,409	62,917

Net change in unrealized appreciation (depreciation)	-	5,840	(18,292)

Net realized and change in unrealized gains (losses)	27,765	22,249	44,625

Increase (decrease) from operations	$ 28,220	$ 31,147	$ 55,173

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	SLC3	SPC3	SC53
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 34,980	$ 308,907	$ 10,439

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(837,530)	(178,493)	394,775
Realized gain distributions	605,831	270,163	506,995
Net realized gains (losses)	(231,699)	91,670	901,770

Net change in unrealized appreciation (depreciation)	404,163	195,126	(182,091)

Net realized and change in unrealized gains (losses)	172,464	286,796	719,679

Increase (decrease) from operations	$ 207,444	$ 595,703	$ 730,118

	SC23	SC13	TBC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 108,371	$ 6,750	$ 37,039

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,019	-	1,143,489
Realized gain distributions	290,186	52	-
Net realized gains (losses)	294,205	52	1,143,489

Net change in unrealized appreciation (depreciation)	(133,245)	-	1,734,826

Net realized and change in unrealized gains (losses)	160,960	52	2,878,315

Increase (decrease) from operations	$ 269,331	$ 6,802	$ 2,915,354

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	REI	RNA	USC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 513,410	$ 33,964	$ 5,336

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,893,305	9,685	163,749
Realized gain distributions	-	43,227	84,675
Net realized gains (losses)	1,893,305	52,912	248,424

Net change in unrealized appreciation (depreciation)	1,277,581	730,209	36,702

Net realized and change in unrealized gains (losses)	3,170,886	783,121	285,126

Increase (decrease) from operations	$ 3,684,296	$ 817,085	$ 290,462

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AL4 Sub-Account		AL3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ -	$ 5,601	$ -	$ -
Net realized gains (losses)	40,994	129,600	448,261	140,218
Net change in unrealized appreciation (depreciation)	174,136	(254,755)	(267,551)	(165,520)
Increase (decrease) in net assets from operations	215,130	(119,554)	180,710	(25,302)

Contract Owner Transactions:

Purchase payments received	235,694	33,054	164,570	381,587
Transfers between Sub-Accounts
(including the Fixed Account), net	(40,573)	65,474	584,862	(110,192)
Withdrawals and surrenders	(2,257)	-	(54,143)	(4,586)
Mortality and expense risk charges	(23,748)	(23,040)	(47,602)	(32,488)
Increase (decrease) in net assets from contract owner transactions	169,116	75,488	647,687	234,321

Total increase (decrease) in net assets	384,246	(44,066)	828,397	209,019

Net assets at beginning of year	1,295,919	1,339,985	1,291,451	1,082,432
Net assets at end of year	$ 1,680,165	$ 1,295,919	$ 2,119,848	$ 1,291,451

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AN2 Sub-Account		AN3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ -	$ 42	$ 3,073	$ 1,284
Net realized gains (losses)	518	(959)	9,575	(12,938)
Net change in unrealized appreciation (depreciation)	(191)	(1,772)	16,313	16,566
Increase (decrease) in net assets from operations	327	(2,689)	28,961	4,912

Contract Owner Transactions:

Purchase payments received	-	-	27,506	13,785
Transfers between Sub-Accounts
(including the Fixed Account), net	(7,898)	2,071	100,926	32,093
Withdrawals and surrenders	-	(5,349)	(18,685)	(6,846)
Mortality and expense risk charges	(15)	(423)	(15,339)	(15,189)
Increase (decrease) in net assets from contract owner transactions	(7,913)	(3,701)	94,408	23,843

Total increase (decrease) in net assets	(7,586)	(6,390)	123,369	28,755

Net assets at beginning of year	7,597	13,987	114,150	85,395
Net assets at end of year	$ 11	$ 7,597	$ 237,519	$ 114,150

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AN4 Sub-Account		IVP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 25,809	$ 54,895	$ 22,699	$ 304,943
Net realized gains (losses)	(6,734)	(197,447)	(949,728)	58,485
Net change in unrealized appreciation (depreciation)	250,028	(189,975)	1,552,553	(1,811,011)
Increase (decrease) in net assets from operations	269,103	(332,527)	625,524	(1,447,583)

Contract Owner Transactions:

Purchase payments received	87,776	222,119	4,411	205,775
Transfers between Sub-Accounts
(including the Fixed Account), net	205,383	(199,124)	(5,544,120)	1,667,768
Withdrawals and surrenders	(60,870)	(58,818)	(20,471)	(18,394)
Mortality and expense risk charges	(47,890)	(53,276)	(25,725)	(75,768)
Increase (decrease) in net assets from contract owner transactions	184,399	(89,099)	(5,585,905)	1,779,381

Total increase (decrease) in net assets	453,502	(421,626)	(4,960,381)	331,798

Net assets at beginning of year	1,626,612	2,048,238	6,402,124	6,070,326
Net assets at end of year	$ 2,080,114	$ 1,626,612	$ 1,441,743	$ 6,402,124

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AN5 Sub-Account		ASM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ -	$ -	$ 8,090	$ 6,112
Net realized gains (losses)	80,627	29,619	91,453	21,695
Net change in unrealized appreciation (depreciation)	(13,289)	(17,536)	147,290	(139,043)
Increase (decrease) in net assets from operations	67,338	12,083	246,833	(111,236)

Contract Owner Transactions:

Purchase payments received	1,571	87,289	8,428	138,680
Transfers between Sub-Accounts
(including the Fixed Account), net	13,964	(45,090)	411,269	124,986
Withdrawals and surrenders	(134,415)	-	(488,681)	-
Mortality and expense risk charges	(9,490)	(9,735)	(31,175)	(26,307)
Increase (decrease) in net assets from contract owner transactions	(128,370)	32,464	(100,159)	237,359

Total increase (decrease) in net assets	(61,032)	44,547	146,674	126,123

Net assets at beginning of year	456,172	411,625	1,403,256	1,277,133
Net assets at end of year	$ 395,140	$ 456,172	$ 1,549,930	$ 1,403,256

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	308 Sub-Account		301 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 15,051	$ 8,457	$ 5,977	$ 793
Net realized gains (losses)	26,984	2,035	73	2
Net change in unrealized appreciation (depreciation)	40,717	1,056	(3,990)	380
Increase (decrease) in net assets from operations	82,752	11,548	2,060	1,175

Contract Owner Transactions:

Purchase payments received	167,540	408,719	12,362	12,403
Transfers between Sub-Accounts
(including the Fixed Account), net	133,056	941	250,000	11
Withdrawals and surrenders	(116,521)	-	-	-
Mortality and expense risk charges	(33,505)	(29,575)	(2,198)	(1,422)
Increase (decrease) in net assets from contract owner transactions	150,570	380,085	260,164	10,992

Total increase (decrease) in net assets	233,322	391,633	262,224	12,167

Net assets at beginning of year	540,545	148,912	28,243	16,076
Net assets at end of year	$ 773,867	$ 540,545	$ 290,467	$ 28,243

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	304 Sub-Account		307 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 16,465	$ 20,948	$ 608	$ 76
Net realized gains (losses)	20,171	14,842	546	(12)
Net change in unrealized appreciation (depreciation)	338,001	(103,465)	701	52
Increase (decrease) in net assets from operations	374,637	(67,675)	1,855	116

Contract Owner Transactions:

Purchase payments received	213,900	968,346	15,251	2,641
Transfers between Sub-Accounts
(including the Fixed Account), net	(145,857)	(21,718)	11,187	963
Withdrawals and surrenders	(4,205)	(421)	-	-
Mortality and expense risk charges	(69,630)	(31,093)	(1,623)	(278)
Increase (decrease) in net assets from contract owner transactions	(5,792)	915,114	24,815	3,326

Total increase (decrease) in net assets	368,845	847,439	26,670	3,442

Net assets at beginning of year	1,722,316	874,877	3,472	30
Net assets at end of year	$ 2,091,161	$ 1,722,316	$ 30,142	$ 3,472

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	306 Sub-Account		303 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 14,460	$ 4,063	$ 45,844	$ 35,005
Net realized gains (losses)	(20,416)	(8,175)	14,485	90,188
Net change in unrealized appreciation (depreciation)	181,742	(68,096)	1,039,086	(764,402)
Increase (decrease) in net assets from operations	175,786	(72,208)	1,099,415	(639,209)

Contract Owner Transactions:

Purchase payments received	150,561	829,464	136,875	629,692
Transfers between Sub-Accounts
(including the Fixed Account), net	(259,978)	281,755	(1,121,644)	5,858,346
Withdrawals and surrenders	(3,965)	-	(1,797,563)	(26,681)
Mortality and expense risk charges	(45,383)	(11,877)	(175,092)	(128,483)
Increase (decrease) in net assets from contract owner transactions	(158,765)	1,099,342	(2,957,424)	6,332,874

Total increase (decrease) in net assets	17,021	1,027,134	(1,858,009)	5,693,665

Net assets at beginning of year	1,028,429	1,295	7,005,121	1,311,456
Net assets at end of year	$ 1,045,450	$ 1,028,429	$ 5,147,112	$ 7,005,121

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	302 Sub-Account		305 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 3,024	$ 2,853	$ 140,881	$ 130,764
Net realized gains (losses)	7,325	4,825	(55,353)	(10,827)
Net change in unrealized appreciation (depreciation)	19,190	(12,641)	137,783	(82,025)
Increase (decrease) in net assets from operations	29,539	(4,963)	223,311	37,912

Contract Owner Transactions:

Purchase payments received	2,911	5,944	54,027	50,875
Transfers between Sub-Accounts
(including the Fixed Account), net	338	44,254	246,871	(90,907)
Withdrawals and surrenders	(11,825)	(6,187)	-	-
Mortality and expense risk charges	(5,264)	(4,883)	(47,169)	(42,101)
Increase (decrease) in net assets from contract owner transactions	(13,840)	39,128	253,729	(82,133)

Total increase (decrease) in net assets	15,699	34,165	477,040	(44,221)

Net assets at beginning of year	177,189	143,024	1,651,342	1,695,563
Net assets at end of year	$ 192,888	$ 177,189	$ 2,128,382	$ 1,651,342

The accompanying notes are an integral part of these financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	300 Sub-Account		BLG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 396,235	$ 334,104	$ 25,625	$ 2,763
Net realized gains (losses)	(593,534)	(460,888)	3,007	6,705
Net change in unrealized appreciation (depreciation)	3,637,960	(2,684,658)	6,757	(15,525)
Increase (decrease) in net assets from operations	3,440,661	(2,811,442)	35,389	(6,057)

Contract Owner Transactions:

Purchase payments received	946,911	948,435	34,965	12,377
Transfers between Sub-Accounts
(including the Fixed Account), net	7,860,518	(586,144)	1,522,387	51,116
Withdrawals and surrenders	(735,303)	-	(4,972)	(2,570)
Mortality and expense risk charges	(405,403)	(327,518)	(14,572)	(3,073)
Increase (decrease) in net assets from contract owner transactions	7,666,723	34,773	1,537,808	57,850

Total increase (decrease) in net assets	11,107,384	(2,776,669)	1,573,197	51,793

Net assets at beginning of year	17,007,825	19,784,494	117,869	66,076
Net assets at end of year	$ 28,115,209	$ 17,007,825	$ 1,691,066	$ 117,869

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MSV Sub-Account4		NNG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 77	$ 14,910	$ 7,152	$ 2,731
Net realized gains (losses)	(129,503)	(25,221)	4,174	981
Net change in unrealized appreciation (depreciation)	491,704	(75,938)	86,996	9,323
Increase (decrease) in net assets from operations	362,278	(86,249)	98,322	13,035

Contract Owner Transactions:

Purchase payments received	3,094	7,717	124,568	795,123
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,807,709)	10	1,188	(27,162)
Withdrawals and surrenders	(27,599)	-	-	-
Mortality and expense risk charges	(9,421)	(52,907)	(39,796)	(5,914)
Increase (decrease) in net assets from contract owner transactions	(3,841,635)	(45,180)	85,960	762,047

Total increase (decrease) in net assets	(3,479,357)	(131,429)	184,282	775,082

Net assets at beginning of year	3,492,853	3,624,282	798,136	23,054
Net assets at end of year	$ 13,496	$ 3,492,853	$ 982,418	$ 798,136

4 The Sub-Account abbreviation changed from MLV to MSV as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NMI Sub-Account		DRS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 174	$ 115	$ 87,283	$ 64,261
Net realized gains (losses)	(127)	(59)	503,362	419,995
Net change in unrealized appreciation (depreciation)	2,230	(2,554)	183,583	(101,607)
Increase (decrease) in net assets from operations	2,277	(2,498)	774,228	382,649

Contract Owner Transactions:

Purchase payments received	4,190	3,363	705,630	874,212
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	2,434,911	(389,949)
Withdrawals and surrenders	-	-	(2,807,159)	-
Mortality and expense risk charges	(832)	(624)	(114,870)	(71,843)
Increase (decrease) in net assets from contract owner transactions	3,358	2,739	218,512	412,420

Total increase (decrease) in net assets	5,635	241	992,740	795,069

Net assets at beginning of year	12,467	12,226	3,937,067	3,141,998
Net assets at end of year	$ 18,102	$ 12,467	$ 4,929,807	$ 3,937,067

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	DSV Sub-Account		DGO Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 39,043	$ 31,929	$ 1,145	$ 3,917
Net realized gains (losses)	872,087	963,413	41,750	59,221
Net change in unrealized appreciation (depreciation)	(102,806)	(1,153,735)	9,028	(28,234)
Increase (decrease) in net assets from operations	808,324	(158,393)	51,923	34,904

Contract Owner Transactions:

Purchase payments received	971,140	510,895	119,058	316,555
Transfers between Sub-Accounts
(including the Fixed Account), net	984,502	(1,275,282)	(68,311)	(171,870)
Withdrawals and surrenders	(176,960)	(273,967)	(7,044)	(100,026)
Mortality and expense risk charges	(129,365)	(115,467)	(23,397)	(22,169)
Increase (decrease) in net assets from contract owner transactions	1,649,317	(1,153,821)	20,306	22,490

Total increase (decrease) in net assets	2,457,641	(1,312,214)	72,229	57,394

Net assets at beginning of year	5,100,408	6,412,622	431,962	374,568
Net assets at end of year	$ 7,558,049	$ 5,100,408	$ 504,191	$ 431,962

.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	DMC Sub-Account		DTG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:				2010AL3
Net investment income (loss)	$ 2,679	$ 3,186	$ -	$ -
Net realized gains (losses)	134,756	5,179	4,591	(2,067)
Net change in unrealized appreciation (depreciation)	(9,792)	(10,652)	3,684	(3,610)
Increase (decrease) in net assets from operations	127,643	(2,287)	8,275	(5,677)

Contract Owner Transactions:

Purchase payments received	34,043	82,002	4,107	3,655
Transfers between Sub-Accounts
(including the Fixed Account), net	(163,082)	(5,417)	(34,476)	19,626
Withdrawals and surrenders	(258,828)	(2,221)	-	-
Mortality and expense risk charges	(12,445)	(11,682)	(2,679)	(733)
Increase (decrease) in net assets from contract owner transactions	(400,312)	62,682	(33,048)	22,548

Total increase (decrease) in net assets	(272,669)	60,395	(24,773)	16,871

Net assets at beginning of year	685,214	624,819	24,778	7,907
Net assets at end of year	$ 412,545	$ 685,214	$ 5	$ 24,778

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	DSI Sub-Account		DCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011DGO	2010DGO	2011DSC	2010DSC
Net investment income (loss)	$ 1,257,900	$ 1,414,586	$ 87,834	$ 36,845
Net realized gains (losses)	10,558,395	3,419,490	5,126	(44,463)
Net change in unrealized appreciation (depreciation)	(2,657,841)	(3,639,314)	131,811	196,804
Increase (decrease) in net assets from operations	9,158,454	1,194,762	224,771	189,186

Contract Owner Transactions:

Purchase payments received	2,618,225	3,473,677	55,121	169,719
Transfers between Sub-Accounts
(including the Fixed Account), net	4,315,624	(13,390,768)	196,789	(29,349)
Withdrawals and surrenders	(12,527,684)	(206,494)	(26,100)	-
Mortality and expense risk charges	(1,239,860)	(1,134,416)	(44,129)	(46,388)
Increase (decrease) in net assets from contract owner transactions	(6,833,695)	(11,258,001)	181,681	93,982

Total increase (decrease) in net assets	2,324,759	(10,063,239)	406,452	283,168

Net assets at beginning of year	51,483,789	61,547,028	2,143,643	1,860,475
Net assets at end of year	$53,808,548	$ 51,483,789	$ 2,550,095	$ 2,143,643

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	DSC Sub-Account		DGI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011DGI	2010DGI	2011DTG	2010DTG
Net investment income (loss)	$ -	$ 4,191	$ 303	$ 240
Net realized gains (losses)	(10,559)	(65,859)	3	(502)
Net change in unrealized appreciation (depreciation)	203,145	(86,242)	3,002	(226)
Increase (decrease) in net assets from operations	192,586	(147,910)	3,308	(488)

Contract Owner Transactions:

Purchase payments received	4,783	5,878	1,915	2,228
Transfers between Sub-Accounts
(including the Fixed Account), net	8,994	(123,783)	-	-
Withdrawals and surrenders	(2,094)	(12,468)	-	-
Mortality and expense risk charges	(18,103)	(16,828)	(2,154)	(1,743)
Increase (decrease) in net assets from contract owner transactions	(6,420)	(147,201)	(239)	485

Total increase (decrease) in net assets	186,166	(295,111)	3,069	(3)

Net assets at beginning of year	939,309	1,234,420	18,407	18,410
Net assets at end of year	$ 1,125,475	$ 939,309	$ 21,476	$ 18,407

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	DQB Sub-Account		SCV Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011DMC	2010DMC	2011DQB	2010DQB
Net investment income (loss)	$ 6,350	$ 6,234	$ 11,309	$ 10,972
Net realized gains (losses)	466	241	(32,971)	180,641
Net change in unrealized appreciation (depreciation)	7,055	5,633	131,453	(257,375)
Increase (decrease) in net assets from operations	13,871	12,108	109,791	(65,762)

Contract Owner Transactions:

Purchase payments received	1,327	1,438	61,985	253,854
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	(152,647)	57,977
Withdrawals and surrenders	-	-	(269,436)	(233,938)
Mortality and expense risk charges	(4,175)	(3,486)	(22,561)	(24,400)
Increase (decrease) in net assets from contract owner transactions	(2,848)	(2,048)	(382,659)	53,493

Total increase (decrease) in net assets	11,023	10,060	(272,868)	(12,269)

Net assets at beginning of year	190,937	180,877	907,177	919,446
Net assets at end of year	$ 201,960	$ 190,937	$ 634,309	$ 907,177

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	001 Sub-Account		SSI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011DSI	2010DSI	2011DCA	2010DCA
Net investment income (loss)	$ 849	$ -	$ 64,926	$ 45,022
Net realized gains (losses)	(419)	(96)	118,417	434,618
Net change in unrealized appreciation (depreciation)	3,446	(3,425)	926,417	(575,030)
Increase (decrease) in net assets from operations	3,876	(3,521)	1,109,760	(95,390)

Contract Owner Transactions:

Purchase payments received	6,506	34	354,147	141,569
Transfers between Sub-Accounts
(including the Fixed Account), net	-	47,573	17,854	1,333,310
Withdrawals and surrenders	(21,953)	-	(151,447)	(42,459)
Mortality and expense risk charges	(2,444)	(1,457)	(165,497)	(123,202)
Increase (decrease) in net assets from contract owner transactions	(17,891)	46,150	55,057	1,309,218

Total increase (decrease) in net assets	(14,015)	42,629	1,164,817	1,213,828

Net assets at beginning of year	42,629	-	6,826,101	5,612,273
Net assets at end of year	$ 28,614	$ 42,629	$ 7,990,918	$ 6,826,101

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SSC Sub-Account		FVI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SCV	2010SCV	2011001	2010001
Net investment income (loss)	$ 12,389	$ 11,192	$ 12,920	$ 606
Net realized gains (losses)	(34,491)	(85,746)	28,048	199
Net change in unrealized appreciation (depreciation)	297,576	(15,934)	2,999	(1,855)
Increase (decrease) in net assets from operations	275,474	(90,488)	43,967	(1,050)

Contract Owner Transactions:

Purchase payments received	10,291	14,009	81,131	16,744
Transfers between Sub-Accounts
(including the Fixed Account), net	(142,834)	46,683	628,993	2,660
Withdrawals and surrenders	(37,355)	(48,162)	-	-
Mortality and expense risk charges	(38,662)	(37,193)	(11,808)	(1,449)
Increase (decrease) in net assets from contract owner transactions	(208,560)	(24,663)	698,316	17,955

Total increase (decrease) in net assets	66,914	(115,151)	742,283	16,905

Net assets at beginning of year	1,822,105	1,937,256	34,987	18,082
Net assets at end of year	$ 1,889,019	$ 1,822,105	$ 777,270	$ 34,987

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FCN Sub-Account		FL1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SSI	2010SSI	2011SSC	2010SSC
Net investment income (loss)	$ 174,615	$ 168,480	$ 19,522	$ 18,564
Net realized gains (losses)	2,666,212	9,714	(87,951)	(122,653)
Net change in unrealized appreciation (depreciation)	(314,793)	(696,189)	378,073	39,639
Increase (decrease) in net assets from operations	2,526,034	(517,995)	309,644	(64,450)

Contract Owner Transactions:

Purchase payments received	1,268,201	660,184	67,169	94,137
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,993,812)	(178,978)	(103,848)	10,717
Withdrawals and surrenders	(3,262,392)	(1,464,021)	(664,733)	(20,002)
Mortality and expense risk charges	(310,105)	(302,584)	(76,386)	(73,207)
Increase (decrease) in net assets from contract owner transactions	(5,298,108)	(1,285,399)	(777,798)	11,645

Total increase (decrease) in net assets	(2,772,074)	(1,803,394)	(468,154)	(52,805)

Net assets at beginning of year	15,868,988	17,672,382	2,225,587	2,278,392
Net assets at end of year	$ 13,096,914	$ 15,868,988	$ 1,757,433	$ 2,225,587

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FE3 Sub-Account		FF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SHR	2010SHR	2011AMG	2010AMG
Net investment income (loss)	$ 185,790	$ 116,390	$ 28,948	$ 19,007
Net realized gains (losses)	382,732	12,006	36,499	24,670
Net change in unrealized appreciation (depreciation)	301,815	(83,199)	62,619	(38,146)
Increase (decrease) in net assets from operations	870,337	45,197	128,066	5,531

Contract Owner Transactions:

Purchase payments received	15,404	32,897	145,015	382,180
Transfers between Sub-Accounts
(including the Fixed Account), net	816,875	(12,839)	386,138	109,662
Withdrawals and surrenders	-	(12,687)	(40,246)	-
Mortality and expense risk charges	(77,156)	(63,049)	(35,221)	(17,396)
Increase (decrease) in net assets from contract owner transactions	755,123	(55,678)	455,686	474,446

Total increase (decrease) in net assets	1,625,460	(10,481)	583,752	479,977

Net assets at beginning of year	4,487,819	4,498,300	892,730	412,753
Net assets at end of year	$ 6,113,279	$ 4,487,819	$ 1,476,482	$ 892,730

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FF2 Sub-Account		FF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FVI	2010FVI	2011FCN	2010FCN
Net investment income (loss)	$ 31,886	$ 14,100	$ 21,481	$ 9,720
Net realized gains (losses)	25,846	13,927	35,061	15,438
Net change in unrealized appreciation (depreciation)	76,228	(43,069)	39,652	(32,282)
Increase (decrease) in net assets from operations	133,960	(15,042)	96,194	(7,124)

Contract Owner Transactions:

Purchase payments received	353,047	230,601	164,693	96,209
Transfers between Sub-Accounts
(including the Fixed Account), net	694,545	101,092	478,778	46,616
Withdrawals and surrenders	(180,531)	-	(123,074)	-
Mortality and expense risk charges	(34,453)	(20,338)	(21,720)	(10,083)
Increase (decrease) in net assets from contract owner transactions	832,608	311,355	498,677	132,742

Total increase (decrease) in net assets	966,568	296,313	594,871	125,618

Net assets at beginning of year	639,731	343,418	449,591	323,973
Net assets at end of year	$ 1,606,299	$ 639,731	$ 1,044,462	$ 449,591

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FVG Sub-Account		FGP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 21,583	$ 16,765	$ 2,678	$ 446
Net realized gains (losses)	113,476	50,640	15,038	20,606
Net change in unrealized appreciation (depreciation)	34,950	(59,745)	16,684	(26,819)
Increase (decrease) in net assets from operations	170,009	7,660	34,400	(5,767)

Contract Owner Transactions:

Purchase payments received	149,426	130,763	97,188	28,128
Transfers between Sub-Accounts
(including the Fixed Account), net	(128,118)	120,658	231,541	(2,505)
Withdrawals and surrenders	(88,889)	(28,890)	(23,925)	(158,943)
Mortality and expense risk charges	(25,212)	(21,438)	(10,609)	(16,244)
Increase (decrease) in net assets from contract owner transactions	(92,793)	201,093	294,195	(149,564)

Total increase (decrease) in net assets	77,216	208,753	328,595	(155,331)

Net assets at beginning of year	908,838	700,085	116,431	271,762
Net assets at end of year	$ 986,054	$ 908,838	$ 445,026	$ 116,431
.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FL3 Sub-Account		FHI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FF1	2010FF1	2011FF2	2010FF2
Net investment income (loss)	$ 4,140	$ 1,248	$ 134,223	$ 91,735
Net realized gains (losses)	(3,144)	(18,116)	21,687	967
Net change in unrealized appreciation (depreciation)	141,289	(1,205)	49,974	(48,579)
Increase (decrease) in net assets from operations	142,285	(18,073)	205,884	44,123

Contract Owner Transactions:

Purchase payments received	85,251	110,780	104,153	267,676
Transfers between Sub-Accounts
(including the Fixed Account), net	45,265	50,039	849,080	27,124
Withdrawals and surrenders	(17,042)	(11,048)	(57,205)	(2,070)
Mortality and expense risk charges	(34,114)	(31,498)	(45,584)	(23,754)
Increase (decrease) in net assets from contract owner transactions	79,360	118,273	850,444	268,976

Total increase (decrease) in net assets	221,645	100,200	1,056,328	313,099

Net assets at beginning of year	932,824	832,624	1,332,860	1,019,761
Net assets at end of year	$ 1,154,469	$ 932,824	$ 2,389,188	$ 1,332,860

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FIP Sub-Account		FIG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FF3	2010FF3	2011FVG	2010FVG
Net investment income (loss)	$ 199	$ 529	$ 525,511	$ 807,043
Net realized gains (losses)	1,680	403	1,750,248	823,936
Net change in unrealized appreciation (depreciation)	802	(445)	(1,192,262)	64,799
Increase (decrease) in net assets from operations	2,681	487	1,083,497	1,695,778

Contract Owner Transactions:

Purchase payments received	409	493	774,099	281,030
Transfers between Sub-Accounts
(including the Fixed Account), net	(19,531)	-	(7,983,839)	(371,346)
Withdrawals and surrenders	-	-	(118,529)	(1,232,035)
Mortality and expense risk charges	(303)	(376)	(255,318)	(285,621)
Increase (decrease) in net assets from contract owner transactions	(19,425)	117	(7,583,587)	(1,607,972)

Total increase (decrease) in net assets	(16,744)	604	(6,500,090)	87,806

Net assets at beginning of year	26,371	25,767	24,886,585	24,798,779
Net assets at end of year	$ 9,627	$ 26,371	$ 18,386,495	$ 24,886,585

.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FMC Sub-Account		FL5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 49,622	$ 20,247	$ 35,398	$ 24,241
Net realized gains (losses)	1,346,448	899,644	-	-
Net change in unrealized appreciation (depreciation)	(331,494)	(1,765,308)	-	-
Increase (decrease) in net assets from operations	1,064,576	(845,417)	35,398	24,241

Contract Owner Transactions:

Purchase payments received	889,272	1,443,779	16,476,024	32,514,731
Transfers between Sub-Accounts
(including the Fixed Account), net	364,162	397,421	(41,861,007)	(12,200,219)
Withdrawals and surrenders	(1,363,778)	(26,230)	(32,663,517)	(2,318,635)
Mortality and expense risk charges	(180,386)	(152,864)	(1,608,415)	(1,687,622)
Increase (decrease) in net assets from contract owner transactions	(290,730)	1,662,106	(59,656,915)	16,308,255

Total increase (decrease) in net assets	773,846	816,689	(59,621,517)	16,332,496

Net assets at beginning of year	7,222,905	6,406,216	102,068,947	85,736,451
Net assets at end of year	$ 7,996,751	$ 7,222,905	$ 42,447,430	$ 102,068,947

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FOF Sub-Account		FL2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FHI	2010FHI	2011FIP	2010FIP
Net investment income (loss)	$ 7,666	$ 1,136	$ 16,122	$ 9,917
Net realized gains (losses)	(6,201)	75,725	43,947	(146,684)
Net change in unrealized appreciation (depreciation)	65,658	(123,406)	121,288	(43,431)
Increase (decrease) in net assets from operations	67,123	(46,545)	181,357	(180,198)

Contract Owner Transactions:

Purchase payments received	79,461	57,531	149,593	165,574
Transfers between Sub-Accounts
(including the Fixed Account), net	18,387	(224,762)	(60,770)	(241,687)
Withdrawals and surrenders	(13,922)	(28,003)	(22,532)	(59,408)
Mortality and expense risk charges	(11,155)	(9,383)	(35,888)	(44,512)
Increase (decrease) in net assets from contract owner transactions	72,771	(204,617)	30,403	(180,033)

Total increase (decrease) in net assets	139,894	(251,162)	211,760	(360,231)

Net assets at beginning of year	270,905	522,067	757,341	1,117,572
Net assets at end of year	$ 410,799	$ 270,905	$ 969,101	$ 757,341

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SGI Sub-Account		FRE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FIG	2010FIG	2011FMC	2010FMC
Net investment income (loss)	$ 945	$ 3,473	$ -	$ 14,416
Net realized gains (losses)	6,987	(6,446)	(7,371)	(9,945)
Net change in unrealized appreciation (depreciation)	5,619	(5,010)	55,069	(14,667)
Increase (decrease) in net assets from operations	13,551	(7,983)	47,698	(10,196)

Contract Owner Transactions:

Purchase payments received	14,571	40,654	7,016	8,850
Transfers between Sub-Accounts
(including the Fixed Account), net	32,608	11,780	7,246	321
Withdrawals and surrenders	-	-	(11,099)	-
Mortality and expense risk charges	(2,693)	(2,431)	(4,787)	(4,695)
Increase (decrease) in net assets from contract owner transactions	44,486	50,003	(1,624)	4,476

Total increase (decrease) in net assets	58,037	42,020	46,074	(5,720)

Net assets at beginning of year	72,230	30,210	172,575	178,295
Net assets at end of year	$ 130,267	$ 72,230	$ 218,649	$ 172,575

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FSC Sub-Account		FSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ -	$ -	$ 24,345	$ 28,799
Net realized gains (losses)	117,158	13,361	(26,695)	(53,604)
Net change in unrealized appreciation (depreciation)	(30,026)	(50,268)	153,732	16,542
Increase (decrease) in net assets from operations	87,132	(36,907)	151,382	(8,263)

Contract Owner Transactions:

Purchase payments received	68,887	75,904	49,138	104,474
Transfers between Sub-Accounts
(including the Fixed Account), net	(112,699)	24,252	(109,430)	80,051
Withdrawals and surrenders	(4,045)	-	-	(81,049)
Mortality and expense risk charges	(17,488)	(18,357)	(23,902)	(27,608)
Increase (decrease) in net assets from contract owner transactions	(65,345)	81,799	(84,194)	75,868

Total increase (decrease) in net assets	21,787	44,892	67,188	67,605

Net assets at beginning of year	793,297	748,405	1,151,595	1,083,990
Net assets at end of year	$ 815,084	$ 793,297	$ 1,218,783	$ 1,151,595

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TFS Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FL2	2010FL2	2011SGI	2010SGI
Net investment income (loss)	$ 52,117	$ 92,911	$ 10,347	$ 5,024
Net realized gains (losses)	(229,371)	(4,805)	(5,028)	25,070
Net change in unrealized appreciation (depreciation)	688,960	(601,177)	44,273	(64,072)
Increase (decrease) in net assets from operations	511,706	(513,071)	49,592	(33,978)

Contract Owner Transactions:

Purchase payments received	315,755	205,906	89,283	30,793
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,357,424)	95,156	(20,678)	29,311
Withdrawals and surrenders	(19,815)	(4,798)	(18,728)	(5,388)
Mortality and expense risk charges	(50,826)	(80,885)	(18,885)	(19,152)
Increase (decrease) in net assets from contract owner transactions	(3,112,310)	215,379	30,992	35,564

Total increase (decrease) in net assets	(2,600,604)	(297,692)	80,584	1,586

Net assets at beginning of year	4,468,521	4,766,213	251,143	249,557
Net assets at end of year	$ 1,867,917	$ 4,468,521	$ 331,727	$ 251,143

The accompanying notes are an integral part of these financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TSF Sub-Account		FTG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FRE	2010FRE	2011FSS	2010FSS
Net investment income (loss)	$ 143,973	$ 102,107	$ 796	$ 527
Net realized gains (losses)	129,991	(28,687)	(395)	(309)
Net change in unrealized appreciation (depreciation)	961,205	(531,853)	7,196	(2,997)
Increase (decrease) in net assets from operations	1,235,169	(458,433)	7,597	(2,779)

Contract Owner Transactions:

Purchase payments received	76,039	2,642	713	1,184
Transfers between Sub-Accounts
(including the Fixed Account), net	128,466	139,787	-	(4)
Withdrawals and surrenders	(262,062)	(3,714)	-	-
Mortality and expense risk charges	(88,166)	(87,541)	(1,654)	(1,486)
Increase (decrease) in net assets from contract owner transactions	(145,723)	51,174	(941)	(306)

Total increase (decrease) in net assets	1,089,446	(407,259)	6,656	(3,085)

Net assets at beginning of year	5,790,524	6,197,783	36,398	39,483
Net assets at end of year	$ 6,879,970	$ 5,790,524	$ 43,054	$ 36,398

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GS7 Sub-Account		GS3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FSC	2010FSC	2011GS7	2010GS7
Net investment income (loss)	$ 294	$ 122	$ 1,288	$ 1,080
Net realized gains (losses)	460	2,142	322	(1,260)
Net change in unrealized appreciation (depreciation)	4,078	(3,697)	7,098	2,904
Increase (decrease) in net assets from operations	4,832	(1,433)	8,708	2,724

Contract Owner Transactions:

Purchase payments received	-	9,197	10,828	10,103
Transfers between Sub-Accounts
(including the Fixed Account), net	13,053	(723)	-	(354)
Withdrawals and surrenders	-	-	-	(12,011)
Mortality and expense risk charges	(383)	(316)	(8,775)	(6,014)
Increase (decrease) in net assets from contract owner transactions	12,670	8,158	2,053	(8,276)

Total increase (decrease) in net assets	17,502	6,725	10,761	(5,552)

Net assets at beginning of year	25,771	19,046	60,864	66,416
Net assets at end of year	$ 43,273	$ 25,771	$ 71,625	$ 60,864

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AI1 Sub-Account		AAH Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011GS3	2010GS3	2011AI6	2010AI6
Net investment income (loss)	$ -	$ 3,210	$ -	$ -
Net realized gains (losses)	251,148	5,386	(1,494)	(106)
Net change in unrealized appreciation (depreciation)	45,789	(173,888)	5,656	(5,656)
Increase (decrease) in net assets from operations	296,937	(165,292)	4,162	(5,762)

Contract Owner Transactions:

Purchase payments received	550	1,997	1,089	3,266
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,213,822)	-	(34,462)	32,963
Withdrawals and surrenders	-	-	-	-
Mortality and expense risk charges	(7,854)	(20,806)	(422)	(834)
Increase (decrease) in net assets from contract owner transactions	(2,221,126)	(18,809)	(33,795)	35,395

Total increase (decrease) in net assets	(1,924,189)	(184,101)	(29,633)	29,633

Net assets at beginning of year	1,924,189	2,108,290	29,633	-
Net assets at end of year	$ -	$ 1,924,189	$ -	$ 29,633

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AI3 Sub-Account		AI4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011AI1	2010AI1	2011AAH	2010AAH
Net investment income (loss)	$ 703	$ 590	$ 19,174	$ 30,080
Net realized gains (losses)	1,354	855	29,027	(130,612)
Net change in unrealized appreciation (depreciation)	6,682	(1,394)	156,397	(46,090)
Increase (decrease) in net assets from operations	8,739	51	204,598	(146,622)

Contract Owner Transactions:

Purchase payments received	8,014	8,787	3,732	82,667
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	(240,609)	(341,808)
Withdrawals and surrenders	-	-	(41,384)	(79,526)
Mortality and expense risk charges	(4,321)	(3,489)	(23,012)	(31,347)
Increase (decrease) in net assets from contract owner transactions	3,693	5,298	(301,273)	(370,014)

Total increase (decrease) in net assets	12,432	5,349	(96,675)	(516,636)

Net assets at beginning of year	62,001	56,652	1,445,377	1,962,013
Net assets at end of year	$ 74,433	$ 62,001	$ 1,348,702	$ 1,445,377

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	A22 Sub-Account		ASC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011AI3	2010AI3	2011IV1	2010IV1
Net investment income (loss)	$ 327	$ 1,672	$ -	$ -
Net realized gains (losses)	32,233	22,360	450	2,227
Net change in unrealized appreciation (depreciation)	24,226	(62,919)	1,925	(1,769)
Increase (decrease) in net assets from operations	56,786	(38,887)	2,375	458

Contract Owner Transactions:

Purchase payments received	92,159	44,497	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(95,468)	92,385	6,110	(915)
Withdrawals and surrenders	(36,060)	-	-	(11,068)
Mortality and expense risk charges	(18,725)	(11,807)	(442)	(867)
Increase (decrease) in net assets from contract owner transactions	(58,094)	125,075	5,668	(12,850)

Total increase (decrease) in net assets	(1,308)	86,188	8,043	(12,392)

Net assets at beginning of year	525,033	438,845	16,727	29,119
Net assets at end of year	$ 523,725	$ 525,033	$ 24,770	$ 16,727

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFG Sub-Account		VCP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011AI4	2010AI4	2011A22	2010A22
Net investment income (loss)	$ -	$ -	$ 144	$ 23,022
Net realized gains (losses)	(851)	-	98	(22,414)
Net change in unrealized appreciation (depreciation)	(54,802)	-	346	(90,938)
Increase (decrease) in net assets from operations	(55,653)	-	588	(90,330)

Contract Owner Transactions:

Purchase payments received	1,100	-	3,997	-
Transfers between Sub-Accounts
(including the Fixed Account), net	2,213,822	-	866	-
Withdrawals and surrenders	(2,902)	-	-	(1,335,958)
Mortality and expense risk charges	(16,416)	-	(199)	(11,600)
Increase (decrease) in net assets from contract owner transactions	2,195,604	-	4,664	(1,347,558)

Total increase (decrease) in net assets	2,139,951	-	5,252	(1,437,888)

Net assets at beginning of year	-	-	-	1,437,888
Net assets at end of year	$ 2,139,951	$ -	$ 5,252	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	VGI Sub-Account		FFI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011ASC	2010ASC	2011MVP	2010MVP
Net investment income (loss)	$ 25,843	$ 15,658	$ -	$ -
Net realized gains (losses)	30,731	58,833	(36)	-
Net change in unrealized appreciation (depreciation)	151,111	(92,525)	(496)	-
Increase (decrease) in net assets from operations	207,685	(18,034)	(532)	-

Contract Owner Transactions:

Purchase payments received	306,694	357,675	2,994	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(107,040)	(161,277)	34,462	-
Withdrawals and surrenders	(5,193)	-	-	-
Mortality and expense risk charges	(36,290)	(29,032)	(927)	-
Increase (decrease) in net assets from contract owner transactions	158,171	167,366	36,529	-

Total increase (decrease) in net assets	365,856	149,332	35,997	-

Net assets at beginning of year	1,340,106	1,190,774	-	-
Net assets at end of year	$ 1,705,962	$ 1,340,106	$ 35,997	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AI6 Sub-Account		MVP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 458	$ 427	$ 52,742	$ 39,956
Net realized gains (losses)	(1,355)	(2,715)	459,268	246,021
Net change in unrealized appreciation (depreciation)	8,357	522	37,749	(394,447)
Increase (decrease) in net assets from operations	7,460	(1,766)	549,759	(108,470)

Contract Owner Transactions:

Purchase payments received	3,148	7,195	551,531	781,561
Transfers between Sub-Accounts
(including the Fixed Account), net	(1)	-	427,585	(566,776)
Withdrawals and surrenders	(22,578)	-	(495,400)	(45,182)
Mortality and expense risk charges	(2,153)	(2,165)	(137,289)	(132,331)
Increase (decrease) in net assets from contract owner transactions	(21,584)	5,030	346,427	37,272

Total increase (decrease) in net assets	(14,124)	3,264	896,186	(71,198)

Net assets at beginning of year	45,652	42,388	4,937,443	5,008,641
Net assets at end of year	$ 31,528	$ 45,652	$ 5,833,629	$ 4,937,443

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	JM7 Sub-Account		JP6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011JP4	2010JP4	2011LRI	2010LRI
Net investment income (loss)	$ 184,162	$ 209,074	$ 1,406	$ 974
Net realized gains (losses)	20,270	7,672	100,057	71,755
Net change in unrealized appreciation (depreciation)	6,164	58,569	30,319	(114,514)
Increase (decrease) in net assets from operations	210,596	275,315	131,782	(41,785)

Contract Owner Transactions:

Purchase payments received	3,971	7,739	757	815
Transfers between Sub-Accounts
(including the Fixed Account), net	55,999	319,097	(155,799)	(87,213)
Withdrawals and surrenders	(80,822)	(9,858)	(20,875)	-
Mortality and expense risk charges	(71,035)	(67,357)	(14,148)	(14,685)
Increase (decrease) in net assets from contract owner transactions	(91,887)	249,621	(190,065)	(101,083)

Total increase (decrease) in net assets	118,709	524,936	(58,283)	(142,868)

Net assets at beginning of year	3,944,347	3,419,411	718,984	861,852
Net assets at end of year	$ 4,063,056	$ 3,944,347	$ 660,701	$ 718,984

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	JP4 Sub-Account		LRI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011LA3	2010LA3	2011MF9	2010MF9
Net investment income (loss)	$ 1,267	$ 1,508	$ 41,007	$ 41,835
Net realized gains (losses)	20,143	360	32,991	(19,164)
Net change in unrealized appreciation (depreciation)	(3,836)	(4,209)	337,640	(140,271)
Increase (decrease) in net assets from operations	17,574	(2,341)	411,638	(117,600)

Contract Owner Transactions:

Purchase payments received	-	-	508,367	1,470,828
Transfers between Sub-Accounts
(including the Fixed Account), net	(49,224)	-	1,103	165,651
Withdrawals and surrenders	-	-	(5,030)	(2,729)
Mortality and expense risk charges	(883)	(1,070)	(90,400)	(27,730)
Increase (decrease) in net assets from contract owner transactions	(50,107)	(1,070)	414,040	1,606,020

Total increase (decrease) in net assets	(32,533)	(3,411)	825,678	1,488,420

Net assets at beginning of year	123,583	126,994	1,672,379	183,959
Net assets at end of year	$ 91,050	$ 123,583	$ 2,498,057	$ 1,672,379

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	LA3 Sub-Account		EGS Sub-Account5
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 1,137	$ 859	$ 167	$ 512
Net realized gains (losses)	(1,350)	(43,151)	160,486	11,416
Net change in unrealized appreciation (depreciation)	13,428	(18,956)	(115,106)	(12,873)
Increase (decrease) in net assets from operations	13,215	(61,248)	45,547	(945)

Contract Owner Transactions:

Purchase payments received	1,873	2,294	486	846
Transfers between Sub-Accounts
(including the Fixed Account), net	(22,328)	55,169	(321,225)	(20,644)
Withdrawals and surrenders	(3,448)	(1,665)	(13,278)	(201)
Mortality and expense risk charges	(2,457)	(4,523)	(4,712)	(7,197)
Increase (decrease) in net assets from contract owner transactions	(26,360)	51,275	(338,729)	(27,196)

Total increase (decrease) in net assets	(13,145)	(9,973)	(293,182)	(28,141)

Net assets at beginning of year	72,555	82,528	293,182	321,323
Net assets at end of year	$ 59,410	$ 72,555	$ -	$ 293,182

5 The Sub-Account abbreviation changed from MF2 to EGS as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MFF Sub-Account		FFL Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011MF6	2010MF6	2011MFK	2010MFK
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	122,443	4,316	102	-
Net change in unrealized appreciation (depreciation)	(65,675)	(7,484)	9,175	-
Increase (decrease) in net assets from operations	56,768	(3,168)	9,277	-

Contract Owner Transactions:

Purchase payments received	6,924	17,053	275	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(430,172)	9,871	371,071	-
Withdrawals and surrenders	-	-	(4,157)	-
Mortality and expense risk charges	(10,409)	(13,016)	(3,669)	-
Increase (decrease) in net assets from contract owner transactions	(433,657)	13,908	363,520	-

Total increase (decrease) in net assets	(376,889)	10,740	372,797	-

Net assets at beginning of year	376,889	366,149	-	-
Net assets at end of year	$ -	$ 376,889	$ 372,797	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TEG Sub-Account		FFJ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011MF2	2010MF2	2011MFF	2010MFF
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	88	-	120	-
Net change in unrealized appreciation (depreciation)	11,776	-	46,980	-
Increase (decrease) in net assets from operations	11,864	-	47,100	-

Contract Owner Transactions:

Purchase payments received	-	-	129	-
Transfers between Sub-Accounts
(including the Fixed Account), net	492,473	-	2,341,798	-
Withdrawals and surrenders	-	-	(5,579)	-
Mortality and expense risk charges	(7,804)	-	(4,210)	-
Increase (decrease) in net assets from contract owner transactions	484,669	-	2,332,138	-

Total increase (decrease) in net assets	496,533	-	2,379,238	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 496,533	$ -	$ 2,379,238	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFK Sub-Account		FFQ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011MFC	2010MFC	2011IG1	2010IG1
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	67	-	(1)	-
Net change in unrealized appreciation (depreciation)	10,824	-	-	-
Increase (decrease) in net assets from operations	10,891	-	(1)	-

Contract Owner Transactions:

Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	294,238	-	4,658,692	-
Withdrawals and surrenders	-	-	-	-
Mortality and expense risk charges	(4,887)	-	(17,206)	-
Increase (decrease) in net assets from contract owner transactions	289,351	-	4,641,486	-

Total increase (decrease) in net assets	300,242	-	4,641,485	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 300,242	$ -	$ 4,641,485	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFM Sub-Account		FFO Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011M11	2010M11	2011M1B	2010M1B
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	25	-	19	-
Net change in unrealized appreciation (depreciation)	7,243	-	13,491	-
Increase (decrease) in net assets from operations	7,268	-	13,510	-

Contract Owner Transactions:

Purchase payments received	-	-	472	-
Transfers between Sub-Accounts
(including the Fixed Account), net	602,733	-	2,266,703	-
Withdrawals and surrenders	-	-	-	-
Mortality and expense risk charges	(1,317)	-	(3,424)	-
Increase (decrease) in net assets from contract owner transactions	601,416	-	2,263,751	-

Total increase (decrease) in net assets	608,684	-	2,277,261	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 608,684	$ -	$ 2,277,261	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MIT Sub-Account6		MFL Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011MC1	2010MC1	2011MMS	2010MMS
Net investment income (loss)	$ 311	$ 332	$ 5,891	$ 6,836
Net realized gains (losses)	351	(52)	1,484	(1,054)
Net change in unrealized appreciation (depreciation)	1,928	97	54,521	(1,320)
Increase (decrease) in net assets from operations	2,590	377	61,896	4,462

Contract Owner Transactions:

Purchase payments received	316	375	1,571	37,732
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	84,508	4,561
Withdrawals and surrenders	(3,734)	-	(114,011)	-
Mortality and expense risk charges	(1,268)	(1,038)	(13,784)	(11,103)
Increase (decrease) in net assets from contract owner transactions	(4,686)	(663)	(41,716)	31,190

Total increase (decrease) in net assets	(2,096)	(286)	20,180	35,652

Net assets at beginning of year	17,150	17,436	411,081	375,429
Net assets at end of year	$ 15,054	$ 17,150	$ 431,261	$ 411,081

6 The Sub-Account abbreviation changed from MF9 to MIT as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	BDS Sub-Account7		MF7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011M1A	2010M1A	2011RES	2010RES
Net investment income (loss)	$ 4,943	$ 1,816	$ 8,542	$ 7,904
Net realized gains (losses)	2,541	69	2,817	5,837
Net change in unrealized appreciation (depreciation)	1,635	(193)	6,217	(3,951)
Increase (decrease) in net assets from operations	9,119	1,692	17,576	9,790

Contract Owner Transactions:

Purchase payments received	90,464	11,562	13,707	12,801
Transfers between Sub-Accounts
(including the Fixed Account), net	23,228	10,269	6,680	(13,581)
Withdrawals and surrenders	(29,566)	-	-	(24,929)
Mortality and expense risk charges	(15,310)	(1,260)	(15,838)	(11,799)
Increase (decrease) in net assets from contract owner transactions	68,816	20,571	4,549	(37,508)

Total increase (decrease) in net assets	77,935	22,263	22,125	(27,718)

Net assets at beginning of year	39,751	17,488	160,517	188,235
Net assets at end of year	$ 117,686	$ 39,751	$ 182,642	$ 160,517

7 The Sub-Account abbreviation changed from MFS to BDS as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	RG1 Sub-Account		EME Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011EME	2010EME	2011MFJ	2010MFJ
Net investment income (loss)	$ 1,601	$ 1,887	$ 34,696	$ 15,397
Net realized gains (losses)	(920)	(1,326)	231,650	514,940
Net change in unrealized appreciation (depreciation)	40,014	(3,761)	244,888	(1,083,480)
Increase (decrease) in net assets from operations	40,695	(3,200)	511,234	(553,143)

Contract Owner Transactions:

Purchase payments received	-	-	83,700	521,156
Transfers between Sub-Accounts
(including the Fixed Account), net	30,467	8,350	257,569	(225,664)
Withdrawals and surrenders	-	-	(58,262)	-
Mortality and expense risk charges	(11,562)	(8,463)	(48,459)	(41,507)
Increase (decrease) in net assets from contract owner transactions	18,905	(113)	234,548	253,985

Total increase (decrease) in net assets	59,600	(3,313)	745,782	(299,158)

Net assets at beginning of year	240,579	243,892	2,580,238	2,879,396
Net assets at end of year	$ 300,179	$ 240,579	$ 3,326,020	$ 2,580,238

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GGR Sub-Account		RES Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011MF5	2010MF5	2011MFE	2010MFE
Net investment income (loss)	$ 182	$ 181	$ 106	$ 80
Net realized gains (losses)	246	(111)	80	6
Net change in unrealized appreciation (depreciation)	3,881	(1,684)	695	(517)
Increase (decrease) in net assets from operations	4,309	(1,614)	881	(431)

Contract Owner Transactions:

Purchase payments received	1,294	1,552	255	256
Transfers between Sub-Accounts
(including the Fixed Account), net	13	-	-	-
Withdrawals and surrenders	(3,770)	(1,056)	(3,444)	-
Mortality and expense risk charges	(2,493)	(2,133)	(322)	(316)
Increase (decrease) in net assets from contract owner transactions	(4,956)	(1,637)	(3,511)	(60)

Total increase (decrease) in net assets	(647)	(3,251)	(2,630)	(491)

Net assets at beginning of year	23,362	26,613	6,131	6,622
Net assets at end of year	$ 22,715	$ 23,362	$ 3,501	$ 6,131

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	RE1 Sub-Account		GSS Sub-Account8
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 9,763	$ 6,244	$ 410,242	$ 354,915
Net realized gains (losses)	5,592	4,570	263,771	75,520
Net change in unrealized appreciation (depreciation)	92,936	(57,813)	(334,615)	220,347
Increase (decrease) in net assets from operations	108,291	(46,999)	339,398	650,782

Contract Owner Transactions:

Purchase payments received	-	-	546,002	2,957,923
Transfers between Sub-Accounts
(including the Fixed Account), net	83,654	24,129	(725,553)	3,106,779
Withdrawals and surrenders	-	-	(152,596)	(2,813)
Mortality and expense risk charges	(29,526)	(22,943)	(306,986)	(193,370)
Increase (decrease) in net assets from contract owner transactions	54,128	1,186	(639,133)	5,868,519

Total increase (decrease) in net assets	162,419	(45,813)	(299,735)	6,519,301

Net assets at beginning of year	616,224	662,037	13,529,435	7,010,134
Net assets at end of year	$ 778,643	$ 616,224	$ 13,229,700	$ 13,529,435

8 The Sub-Account abbreviation changed from MF6 to GSS as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MFK Sub-Account		HYS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011GGR	2010GGR	2011IGS	2010IGS
Net investment income (loss)	$ 17,800	$ 17,088	$ -	$ -
Net realized gains (losses)	7,131	21	1,196	-
Net change in unrealized appreciation (depreciation)	(11,220)	15,639	36,673	-
Increase (decrease) in net assets from operations	13,711	32,748	37,869	-

Contract Owner Transactions:

Purchase payments received	41,494	76,940	909	-
Transfers between Sub-Accounts
(including the Fixed Account), net	68,701	(8,979)	7,820,686	-
Withdrawals and surrenders	-	-	(2,287,000)	-
Mortality and expense risk charges	(11,625)	(8,524)	(5,785)	-
Increase (decrease) in net assets from contract owner transactions	98,570	59,437	5,528,810	-

Total increase (decrease) in net assets	112,281	92,185	5,566,679	-

Net assets at beginning of year	513,979	421,794	-	-
Net assets at end of year	$ 626,260	$ 513,979	$ 5,566,679	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MFC Sub-Account		IGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011IGI	2010IGI	2011RIS	2010RIS
Net investment income (loss)	$ 7,161	$ 8,250	$ 126,450	$ 133,627
Net realized gains (losses)	(406)	(345)	761,710	1,698,273
Net change in unrealized appreciation (depreciation)	7,333	(4,325)	1,384,730	(3,104,660)
Increase (decrease) in net assets from operations	14,088	3,580	2,272,890	(1,272,760)

Contract Owner Transactions:

Purchase payments received	2,334	2,177	649,625	1,757,943
Transfers between Sub-Accounts
(including the Fixed Account), net	8,977	275	2,882,483	1,418,840
Withdrawals and surrenders	-	-	(5,612,084)	(2,731)
Mortality and expense risk charges	(4,362)	(3,283)	(255,370)	(184,299)
Increase (decrease) in net assets from contract owner transactions	6,949	(831)	(2,335,346)	2,989,753

Total increase (decrease) in net assets	21,037	2,749	(62,456)	1,716,993

Net assets at beginning of year	94,750	92,001	12,629,205	10,912,212
Net assets at end of year	$ 115,787	$ 94,750	$ 12,566,749	$ 12,629,205

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	IG1 Sub-Account		MII Sub-Account9
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 17,795	$ 20,402	$ 196,500	$ 96,345
Net realized gains (losses)	(23,303)	189,897	672,061	115,193
Net change in unrealized appreciation (depreciation)	415,845	(461,383)	955,832	(322,044)
Increase (decrease) in net assets from operations	410,337	(251,084)	1,824,393	(110,506)

Contract Owner Transactions:

Purchase payments received	2,041	2,177	436,003	1,369,546
Transfers between Sub-Accounts
(including the Fixed Account), net	197,450	36,705	7,717,063	173,724
Withdrawals and surrenders	-	-	(6,159,740)	(82,404)
Mortality and expense risk charges	(81,734)	(64,893)	(263,878)	(187,099)
Increase (decrease) in net assets from contract owner transactions	117,757	(26,011)	1,729,448	1,273,767

Total increase (decrease) in net assets	528,094	(277,095)	3,553,841	1,163,261

Net assets at beginning of year	1,999,925	2,277,020	8,788,350	7,625,089
Net assets at end of year	$ 2,528,019	$ 1,999,925	$ 12,342,191	$ 8,788,350

9 The Sub-Account abbreviation changed from IGI to MII as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MIS Sub-Account10		M1B Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011MF7	2010MF7	2011RE1	2010RE1
Net investment income (loss)	$ 594	$ 772	$ 445	$ 898
Net realized gains (losses)	616	385	2,361	975
Net change in unrealized appreciation (depreciation)	20,984	(96)	49,490	(150)
Increase (decrease) in net assets from operations	22,194	1,061	52,296	1,723

Contract Owner Transactions:

Purchase payments received	1,496	1,740	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	29,735	11,303
Withdrawals and surrenders	-	-	-	-
Mortality and expense risk charges	(2,522)	(2,123)	(14,362)	(10,522)
Increase (decrease) in net assets from contract owner transactions	(1,026)	(383)	15,373	781

Total increase (decrease) in net assets	21,168	678	67,669	2,504

Net assets at beginning of year	129,097	128,419	300,856	298,352
Net assets at end of year	$ 150,265	$ 129,097	$ 368,525	$ 300,856

10 The Sub-Account abbreviation changed from M11 to MIS as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MC1 Sub-Account		MMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SI1	2010SI1	2011NAR	2010NAR
Net investment income (loss)	$ -	$ -	$ 8	$ 14
Net realized gains (losses)	29,151	594	-	-
Net change in unrealized appreciation (depreciation)	2,250	(17,406)	-	-
Increase (decrease) in net assets from operations	31,401	(16,812)	8	14

Contract Owner Transactions:

Purchase payments received	-	-	1,072	39,329
Transfers between Sub-Accounts
(including the Fixed Account), net	(269,696)	14,852	24,475,974	11,668,473
Withdrawals and surrenders	-	-	(391,266)	(70,282)
Mortality and expense risk charges	(6,809)	(8,980)	(2,113,567)	(1,692,969)
Increase (decrease) in net assets from contract owner transactions	(276,505)	5,872	21,972,213	9,944,551

Total increase (decrease) in net assets	(245,104)	(10,940)	21,972,221	9,944,565

Net assets at beginning of year	245,104	256,044	58,294,939	48,350,374
Net assets at end of year	$ -	$ 245,104	$ 80,267,160	$ 58,294,939

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	M1A Sub-Account		RIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ -	$ -	$ 163,786	$ 171,008
Net realized gains (losses)	93,067	80,019	328,014	554,598
Net change in unrealized appreciation (depreciation)	70,676	(172,965)	573,317	(1,600,395)
Increase (decrease) in net assets from operations	163,743	(92,946)	1,065,117	(874,789)

Contract Owner Transactions:

Purchase payments received	1,297	3,534	529,135	641,787
Transfers between Sub-Accounts
(including the Fixed Account), net	33,652	34,037	(2,038,948)	(334,774)
Withdrawals and surrenders	(2,187)	-	(806,929)	(856,718)
Mortality and expense risk charges	(23,617)	(20,129)	(146,646)	(158,187)
Increase (decrease) in net assets from contract owner transactions	9,145	17,442	(2,463,388)	(707,892)

Total increase (decrease) in net assets	172,888	(75,504)	(1,398,271)	(1,582,681)

Net assets at beginning of year	772,539	848,043	7,023,632	8,606,313
Net assets at end of year	$ 945,427	$ 772,539	$ 5,625,361	$ 7,023,632

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SI1 Sub-Account		TRS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 14,641	$ 13,757	$ 180,059	$ 164,949
Net realized gains (losses)	(306)	(723)	312,387	254,898
Net change in unrealized appreciation (depreciation)	11,871	(2,324)	194,141	(310,516)
Increase (decrease) in net assets from operations	26,206	10,710	686,587	109,331

Contract Owner Transactions:

Purchase payments received	-	-	152,579	751,320
Transfers between Sub-Accounts
(including the Fixed Account), net	32,886	(11,264)	(466,241)	(1,024,262)
Withdrawals and surrenders	-	-	(80,770)	(811)
Mortality and expense risk charges	(11,481)	(8,537)	(119,873)	(109,302)
Increase (decrease) in net assets from contract owner transactions	21,405	(19,801)	(514,305)	(383,055)

Total increase (decrease) in net assets	47,611	(9,091)	172,282	(273,724)

Net assets at beginning of year	248,721	257,812	5,712,911	5,986,635
Net assets at end of year	$ 296,332	$ 248,721	$ 5,885,193	$ 5,712,911

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MFJ Sub-Account		UTS Sub-Account11
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011OGS	2010OGS	2011OSC	2010OSC
Net investment income (loss)	$ 98,408	$ 96,093	$ 113,068	$ 77,000
Net realized gains (losses)	(29,371)	(211,510)	39,231	99,899
Net change in unrealized appreciation (depreciation)	365,887	155,138	175,933	(31,993)
Increase (decrease) in net assets from operations	434,924	39,721	328,232	144,906

Contract Owner Transactions:

Purchase payments received	18,551	259,674	389,935	125,410
Transfers between Sub-Accounts
(including the Fixed Account), net	494,534	26,023	64,222	136,062
Withdrawals and surrenders	(425,154)	(32,931)	(464)	-
Mortality and expense risk charges	(128,056)	(100,519)	(54,328)	(40,905)
Increase (decrease) in net assets from contract owner transactions	(40,125)	152,247	399,365	220,567

Total increase (decrease) in net assets	394,799	191,968	727,597	365,473

Net assets at beginning of year	3,881,104	3,689,136	2,149,666	1,784,193
Net assets at end of year	$ 4,275,903	$ 3,881,104	$ 2,877,263	$ 2,149,666

11 The Sub-Account abbreviation changed from MF5 to UTS as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MFE Sub-Account		MVS Sub-Account12
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011PCR	2010PCR	2011PMB	2010PMB
Net investment income (loss)	$ 3,437	$ 2,741	$ 203,566	$ 62,312
Net realized gains (losses)	(349)	(1,685)	1,117,433	271,727
Net change in unrealized appreciation (depreciation)	6,678	3,331	369,311	257,074
Increase (decrease) in net assets from operations	9,766	4,387	1,690,310	591,113

Contract Owner Transactions:

Purchase payments received	1,113	1,113	390,640	1,466,127
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,055)	13,117	(1,113,741)	6,073,365
Withdrawals and surrenders	-	(10,545)	(1,804,085)	(55,314)
Mortality and expense risk charges	(1,977)	(2,120)	(183,019)	(102,412)
Increase (decrease) in net assets from contract owner transactions	(1,919)	1,565	(2,710,205)	7,381,766

Total increase (decrease) in net assets	7,847	5,952	(1,019,895)	7,972,879

Net assets at beginning of year	73,465	67,513	10,845,281	2,872,402
Net assets at end of year	$ 81,312	$ 73,465	$ 9,825,386	$ 10,845,281

12 The Sub-Account abbreviation changed from EIS to MVS as of January 1, 2012.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MV1 Sub-Account		SCB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011PRR	2010PRR	2011PTR	2010PTR
Net investment income (loss)	$ 13,838	$ 10,507	$ 5,548	$ 1,947
Net realized gains (losses)	31,815	45,543	54,827	(1,857)
Net change in unrealized appreciation (depreciation)	74,301	(58,950)	64,738	106
Increase (decrease) in net assets from operations	119,954	(2,900)	125,113	196

Contract Owner Transactions:

Purchase payments received	4,082	4,355	117,789	73,693
Transfers between Sub-Accounts
(including the Fixed Account), net	81,766	31,431	(161,615)	434,850
Withdrawals and surrenders	-	-	(11,909)	(3,702)
Mortality and expense risk charges	(34,699)	(25,406)	(23,259)	(15,544)
Increase (decrease) in net assets from contract owner transactions	51,149	10,380	(78,994)	489,297

Total increase (decrease) in net assets	171,103	7,480	46,119	489,493

Net assets at beginning of year	727,521	720,041	927,521	438,028
Net assets at end of year	$ 898,624	$ 727,521	$ 973,640	$ 927,521

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SC3 Sub-Account		SDC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SCP	2010SCP	2011RX1	2010RX1
Net investment income (loss)	$ 111,307	$ 732,191	$ 47,739	$ 23,238
Net realized gains (losses)	10,242	(25,592)	8,833	10,085
Net change in unrealized appreciation (depreciation)	2,643,522	(1,462,216)	20,004	(26,167)
Increase (decrease) in net assets from operations	2,765,071	(755,617)	76,576	7,156

Contract Owner Transactions:

Purchase payments received	76,929	446,766	343,830	104,839
Transfers between Sub-Accounts
(including the Fixed Account), net	749,000	211,189	1,138,384	753,725
Withdrawals and surrenders	(784,320)	(16,944)	(1,620,352)	(3,307)
Mortality and expense risk charges	(195,111)	(166,398)	(74,513)	(43,628)
Increase (decrease) in net assets from contract owner transactions	(153,502)	474,613	(212,651)	811,629

Total increase (decrease) in net assets	2,611,569	(281,004)	(136,075)	818,785

Net assets at beginning of year	9,294,624	9,575,628	2,105,134	1,286,349
Net assets at end of year	$ 11,906,193	$ 9,294,624	$ 1,969,059	$ 2,105,134

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SGC Sub-Account		VMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SC7	2010SC7	2011SC3	2010SC3
Net investment income (loss)	$ 31,331	$ 30,739	$ -	$ 19,130
Net realized gains (losses)	468,874	446,957	1,015,840	592,914
Net change in unrealized appreciation (depreciation)	(125,320)	(469,036)	(603,948)	(992,496)
Increase (decrease) in net assets from operations	374,885	8,660	411,892	(380,452)

Contract Owner Transactions:

Purchase payments received	244,555	216,486	132,221	191,966
Transfers between Sub-Accounts
(including the Fixed Account), net	313,630	(350,411)	766,948	106,671
Withdrawals and surrenders	(563,616)	(778,914)	(1,829,318)	(29,436)
Mortality and expense risk charges	(72,033)	(74,917)	(95,692)	(106,300)
Increase (decrease) in net assets from contract owner transactions	(77,464)	(987,756)	(1,025,841)	162,901

Total increase (decrease) in net assets	297,421	(979,096)	(613,949)	(217,551)

Net assets at beginning of year	1,916,071	2,895,167	5,228,178	5,445,729
Net assets at end of year	$ 2,213,492	$ 1,916,071	$ 4,614,229	$ 5,228,178

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NPP Sub-Account		NMC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SGC	2010SGC	2011SDC	2010SDC
Net investment income (loss)	$ 162	$ -	$ -	$ -
Net realized gains (losses)	(4,895)	(623)	1,223	93
Net change in unrealized appreciation (depreciation)	9,558	(2,475)	793	3
Increase (decrease) in net assets from operations	4,825	(3,098)	2,016	96

Contract Owner Transactions:

Purchase payments received	646	694	1,386	1,608
Transfers between Sub-Accounts
(including the Fixed Account), net	10,584	-	-	-
Withdrawals and surrenders	-	-	(4,230)	-
Mortality and expense risk charges	(708)	(552)	(1,611)	(1,369)
Increase (decrease) in net assets from contract owner transactions	10,522	142	(4,455)	239

Total increase (decrease) in net assets	15,347	(2,956)	(2,439)	335

Net assets at beginning of year	24,069	27,025	16,249	15,914
Net assets at end of year	$ 39,416	$ 24,069	$ 13,810	$ 16,249

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NAR Sub-Account		NLM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SLC	2010SLC	2011SCM	2010SCM
Net investment income (loss)	$ 453	$ 9,068	$ 13,622	$ 18,250
Net realized gains (losses)	13,097	(14,377)	(4,835)	1,489
Net change in unrealized appreciation (depreciation)	64,243	(77,057)	11,815	(19,242)
Increase (decrease) in net assets from operations	77,793	(82,366)	20,602	497

Contract Owner Transactions:

Purchase payments received	-	7,976	336	557
Transfers between Sub-Accounts
(including the Fixed Account), net	(92,495)	62,384	(57,687)	100,970
Withdrawals and surrenders	(1,190,131)	(16,472)	-	(1,434)
Mortality and expense risk charges	(12,417)	(18,943)	(8,200)	(7,001)
Increase (decrease) in net assets from contract owner transactions	(1,295,043)	34,945	(65,551)	93,092

Total increase (decrease) in net assets	(1,217,250)	(47,421)	(44,949)	93,589

Net assets at beginning of year	1,315,268	1,362,689	458,742	365,153
Net assets at end of year	$ 98,018	$ 1,315,268	$ 413,793	$ 458,742

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	OCF Sub-Account		OGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SCB	2010SCB	2011SPC	2010SPC
Net investment income (loss)	$ 22,890	$ 46,175	$ 79,993	$ 46,066
Net realized gains (losses)	849,956	1,714,020	438,718	150,390
Net change in unrealized appreciation (depreciation)	(338,722)	(1,533,680)	51,250	(365,073)
Increase (decrease) in net assets from operations	534,124	226,515	569,961	(168,617)

Contract Owner Transactions:

Purchase payments received	188,814	331,952	209,445	179,498
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,905,327)	(6,931,857)	(1,563,051)	(559,145)
Withdrawals and surrenders	(905,087)	(35,246)	(1,088,452)	(43,380)
Mortality and expense risk charges	(62,821)	(151,801)	(74,877)	(77,237)
Increase (decrease) in net assets from contract owner transactions	(4,684,421)	(6,786,952)	(2,516,935)	(500,264)

Total increase (decrease) in net assets	(4,150,297)	(6,560,437)	(1,946,974)	(668,881)

Net assets at beginning of year	6,022,710	12,583,147	3,219,604	3,888,485
Net assets at end of year	$ 1,872,413	$ 6,022,710	$ 1,272,630	$ 3,219,604

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	OSC Sub-Account		PCR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SC5	2010SC5	2011SC2	2010SC2
Net investment income (loss)	$ 14,808	$ 19,668	$ 46,619	$ 92,049
Net realized gains (losses)	482,527	445,076	50,061	3,092
Net change in unrealized appreciation (depreciation)	(139,222)	(524,432)	(11,634)	(173,794)
Increase (decrease) in net assets from operations	358,113	(59,688)	85,046	(78,653)

Contract Owner Transactions:

Purchase payments received	-	152,791	258,965	1,361,398
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,476,131)	(860,323)	49,294	16,869
Withdrawals and surrenders	(707,878)	-	(7,051)	(3,877)
Mortality and expense risk charges	(50,233)	(60,952)	(67,655)	(15,302)
Increase (decrease) in net assets from contract owner transactions	(2,234,242)	(768,484)	233,553	1,359,088

Total increase (decrease) in net assets	(1,876,129)	(828,172)	318,599	1,280,435

Net assets at beginning of year	2,418,931	3,247,103	1,560,292	279,857
Net assets at end of year	$ 542,802	$ 2,418,931	$ 1,878,891	$ 1,560,292

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	PMB Sub-Account		PRR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011SC1	2010SC1	2011TBC	2010TBC
Net investment income (loss)	$ 82,263	$ 59,668	$ 390,334	$ 597,955
Net realized gains (losses)	18,817	6,054	3,323,562	1,970,492
Net change in unrealized appreciation (depreciation)	170,144	(637)	(736,110)	595,702
Increase (decrease) in net assets from operations	271,224	65,085	2,977,786	3,164,149

Contract Owner Transactions:

Purchase payments received	277,432	500,625	769,811	1,067,948
Transfers between Sub-Accounts
(including the Fixed Account), net	(102,995)	66,439	11,363,880	5,333,971
Withdrawals and surrenders	(599)	(309)	(9,200,079)	(1,519,886)
Mortality and expense risk charges	(46,255)	(34,022)	(571,788)	(461,041)
Increase (decrease) in net assets from contract owner transactions	127,583	532,733	2,361,824	4,420,992

Total increase (decrease) in net assets	398,807	597,818	5,339,610	7,585,141

Net assets at beginning of year	1,457,250	859,432	31,749,083	24,163,942
Net assets at end of year	$ 1,856,057	$ 1,457,250	$ 37,088,693	$ 31,749,083

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	PTR Sub-Account		SCP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011REI	2010REI	2011TFS	2010TFS
Net investment income (loss)	$ 2,368,466	$ 2,189,688	$ 9,243	$ 23,410
Net realized gains (losses)	3,837,310	2,683,558	748,197	530,068
Net change in unrealized appreciation (depreciation)	2,164,446	(1,851,170)	130,933	(762,782)
Increase (decrease) in net assets from operations	8,370,222	3,022,076	888,373	(209,304)

Contract Owner Transactions:

Purchase payments received	1,755,555	3,247,552	799,070	1,239,025
Transfers between Sub-Accounts
(including the Fixed Account), net	3,914,892	1,043,174	1,582,223	1,537,730
Withdrawals and surrenders	(37,702,649)	(659,355)	(1,343,388)	(18,965)
Mortality and expense risk charges	(1,581,062)	(1,391,645)	(185,372)	(148,806)
Increase (decrease) in net assets from contract owner transactions	(33,613,264)	2,239,726	852,533	2,608,984

Total increase (decrease) in net assets	(25,243,042)	5,261,802	1,740,906	2,399,680

Net assets at beginning of year	84,305,359	79,043,557	6,897,023	4,497,343
Net assets at end of year	$ 59,062,317	$ 84,305,359	$ 8,637,929	$ 6,897,023

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	RX1 Sub-Account		SBB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FTI	2010FTI	2011TSF	2010TSF
Net investment income (loss)	$ -	$ -	$ 455	$ -
Net realized gains (losses)	21	5	27,765	-
Net change in unrealized appreciation (depreciation)	32	(28)	-	-
Increase (decrease) in net assets from operations	53	(23)	28,220	-

Contract Owner Transactions:

Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	727,711	-
Withdrawals and surrenders	-	-	(748,468)	-
Mortality and expense risk charges	(44)	(31)	(7,463)	-
Increase (decrease) in net assets from contract owner transactions	(44)	(31)	(28,220)	-

Total increase (decrease) in net assets	9	(54)	-	-

Net assets at beginning of year	291	345	-	-
Net assets at end of year	$ 300	$ 291	$ -	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SCM Sub-Account		SC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011FTG	2010FTG	2011RNA	2010RNA
Net investment income (loss)	$ 8,898	$ 2,170	$ 10,548	$ 4,768
Net realized gains (losses)	16,409	43,428	62,917	57,425
Net change in unrealized appreciation (depreciation)	5,840	(43,858)	(18,292)	(80,729)
Increase (decrease) in net assets from operations	31,147	1,740	55,173	(18,536)

Contract Owner Transactions:

Purchase payments received	3,269	4,355	40,277	90,656
Transfers between Sub-Accounts
(including the Fixed Account), net	(248,617)	(10,132)	(592,735)	(70,006)
Withdrawals and surrenders	(18,262)	(20,494)	(3,561)	(16,243)
Mortality and expense risk charges	(4,095)	(4,355)	(15,242)	(16,412)
Increase (decrease) in net assets from contract owner transactions	(267,705)	(30,626)	(571,261)	(12,005)

Total increase (decrease) in net assets	(236,558)	(28,886)	(516,088)	(30,541)

Net assets at beginning of year	236,558	265,444	516,088	546,629
Net assets at end of year	$ -	$ 236,558	$ -	$ 516,088

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SLC Sub-Account		SPC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011VCP	2010VCP	2011VGI	2010VGI
Net investment income (loss)	$ 34,980	$ 15,027	$ 308,907	$ 369,472
Net realized gains (losses)	(231,699)	527,177	91,670	238,875
Net change in unrealized appreciation (depreciation)	404,163	(728,526)	195,126	(422,762)
Increase (decrease) in net assets from operations	207,444	(186,322)	595,703	185,585

Contract Owner Transactions:

Purchase payments received	181,727	58,273	207,466	194,500
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,289,738)	63,978	(5,206,389)	(489,125)
Withdrawals and surrenders	(102,409)	(110,923)	(28,408)	(41,893)
Mortality and expense risk charges	(44,690)	(47,709)	(70,649)	(81,866)
Increase (decrease) in net assets from contract owner transactions	(2,255,110)	(36,381)	(5,097,980)	(418,384)

Total increase (decrease) in net assets	(2,047,666)	(222,703)	(4,502,277)	(232,799)

Net assets at beginning of year	2,047,666	2,270,369	4,502,277	4,735,076
Net assets at end of year	$ -	$ 2,047,666	$ -	$ 4,502,277

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SC5 Sub-Account		SC2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011VCP	2010VCP	2011VGI	2010VGI
Net investment income (loss)	$ 10,439	$ 2,960	$ 108,371	$ 153,944
Net realized gains (losses)	901,770	(333,511)	294,205	56,027
Net change in unrealized appreciation (depreciation)	(182,091)	(141,488)	(133,245)	77,055
Increase (decrease) in net assets from operations	730,118	(472,039)	269,331	287,026

Contract Owner Transactions:

Purchase payments received	46,979	222,366	289,241	291,882
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,577,652)	172,331	(4,868,330)	202,901
Withdrawals and surrenders	(3,948,125)	(120,348)	(99,999)	-
Mortality and expense risk charges	(97,322)	(94,750)	(198,901)	(171,670)
Increase (decrease) in net assets from contract owner transactions	(5,576,120)	179,599	(4,877,989)	323,113

Total increase (decrease) in net assets	(4,846,002)	(292,440)	(4,608,658)	610,139

Net assets at beginning of year	4,846,002	5,138,442	4,608,658	3,998,519
Net assets at end of year	$ -	$ 4,846,002	$ -	$ 4,608,658

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SC1 Sub-Account		TBC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011VCP	2010VCP	2011VGI	2010VGI
Net investment income (loss)	$ 6,750	$ 17,574	$ 37,039	$ -
Net realized gains (losses)	52	57	1,143,489	305,805
Net change in unrealized appreciation (depreciation)	-	-	1,734,826	(16,514)
Increase (decrease) in net assets from operations	6,802	17,631	2,915,354	289,291

Contract Owner Transactions:

Purchase payments received	747,608	1,048,293	763,047	1,230,682
Transfers between Sub-Accounts
(including the Fixed Account), net	(7,675,501)	(1,468,285)	11,899,152	7,987,146
Withdrawals and surrenders	(2,342,132)	(1,717,110)	(2,699,090)	-
Mortality and expense risk charges	(370,449)	(422,898)	(320,736)	(104,792)
Increase (decrease) in net assets from contract owner transactions	(9,640,474)	(2,560,000)	9,642,373	9,113,036

Total increase (decrease) in net assets	(9,633,672)	(2,542,369)	12,557,727	9,402,327

Net assets at beginning of year	9,633,672	12,176,041	12,437,263	3,034,936
Net assets at end of year	$ -	$ 9,633,672	$ 24,994,990	$ 12,437,263

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	REI Sub-Account		RNA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:	2011VCP	2010VCP	2011VGI	2010VGI
Net investment income (loss)	$ 513,410	$ 390,848	$ 33,964	$ 13,726
Net realized gains (losses)	1,893,305	1,219,095	52,912	489,082
Net change in unrealized appreciation (depreciation)	1,277,581	(1,824,968)	730,209	(894,827)
Increase (decrease) in net assets from operations	3,684,296	(215,025)	817,085	(392,019)

Contract Owner Transactions:

Purchase payments received	813,733	1,530,599	687	807
Transfers between Sub-Accounts
(including the Fixed Account), net	7,524,289	(854,650)	267,593	6,371,991
Withdrawals and surrenders	(7,714,715)	(131,511)	-	-
Mortality and expense risk charges	(504,564)	(399,651)	(87,689)	(43,782)
Increase (decrease) in net assets from contract owner transactions	118,743	144,787	180,591	6,329,016

Total increase (decrease) in net assets	3,803,039	(70,238)	997,676	5,936,997

Net assets at beginning of year	21,581,943	21,652,181	6,072,330	135,333
Net assets at end of year	$ 25,384,982	$ 21,581,943	$ 7,070,006	$ 6,072,330

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	USC Sub-Account
	December 31,	December 31,
	2012	2011
Operations:	2011VMG	2010VMG
Net investment income (loss)	$ 5,336	$ -
Net realized gains (losses)	248,424	211,730
Net change in unrealized appreciation (depreciation)	36,702	(251,712)
Increase (decrease) in net assets from operations	290,462	(39,982)

Contract Owner Transactions:

Purchase payments received	127,624	56,639
Transfers between Sub-Accounts
(including the Fixed Account), net	88,344	133,883
Withdrawals and surrenders	(162,482)	-
Mortality and expense risk charges	(43,343)	(35,594)
Increase (decrease) in net assets from contract owner transactions	10,143	154,928

Total increase (decrease) in net assets	300,605	114,946

Net assets at beginning of year	1,465,536	1,350,590
Net assets at end of year	$ 1,766,141	$ 1,465,536

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2012

1. BUSINESS AND ORGANIZATION

Sun Life of Canada (U.S.) Variable Account G (the “Variable Account”) is a separate account of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”) and was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts (collectively, the “Contracts”) issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department.

There are three universal life insurance products in the Variable Account as follows: Sun Life Corporate VUL, FuturitySM Corporate VUL, and Sun Life Large Case VUL.  The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

Effective at the close of business on December 7, 2012, the funds of the Sun Capital Advisors Trust (the “Trust”) were integrated into the family of funds managed by Massachusetts Financial Services Company (“MFS”), an affiliate of the Sponsor.

•	Certain funds of the Trust changed their names and adopted investment strategies managed by MFS (included below with name changes occurring during the year)

•	Certain funds of the Trust reorganized and merged into existing funds managed by MFS (included below with fund mergers occurring during the year)

•
The remaining funds of the Trust liquidated and any liquidation proceeds not transferred by a contract owner to other investment options were transferred to the money market option under the relevant contract (included below with fund liquidations occurring during the year)

On December 17, 2012, Sun Life Financial Inc., the Sponsor’s indirect parent company, announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC, including all of the issued and outstanding shares of stock of the Sponsor (“the Sale Transaction”). The Sale Transaction is expected to close by the end of the second quarter 2013, subject to regulatory approvals and customary closing conditions.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
AI6	Invesco V.I. Basic Value Initial	April 30, 2012
NAR	Neuberger AMT Regency Portfolio Class I	April 30, 2012
NPP	Neuberger AMT Partners Portfolio Class I	April 30, 2012
SC3	Sun Capital Global Real Estate Fund (Initial Class)	December 10, 2012
SCB	SC BlackRock Small Cap Index Fund (Initial Class)	December 10, 2012
SDC	SC Goldman Sachs Short Duration Fund (Initial Class)	December 10, 2012
SGC	SC Goldman Sachs Mid Cap Value Fund (Initial Class)	December 10, 2012

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

1. BUSINESS AND ORGANIZATION (CONTINUED)

The following Sub-Accounts merged with new or existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
AI1	FFG	April 30, 2012
AAH	FFI	April 30, 2012
MC1	FFK	August 20, 2012
MFF	TEG	August 20, 2012
EGS	FFL	August 20, 2012
SC7	FFM	December 10, 2012
SLC	FFO	December 10, 2012
SC5	FFJ	December 10, 2012
SC2	FFQ	December 10, 2012
SPC	HYS	December 10, 2012

The following Sub-Accounts were liquidated during the current year.  Upon liquidation funds were transferred to an existing money market fund, MMS Sub-Account:

Liquidated Sub-Account	Effective Date
SBB	December 10, 2012
SCM	December 10, 2012
SC1	December 10, 2012

There were no Sub-Accounts held by the contract owners of the Variable Account that were closed during the current year, other than those referenced above in the mergers and liquidation section.

A summary of the commencement dates related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years), is as follows:

Sub-Account	Effective Date
001	May 1, 2011
AAH	May 1, 2011
FE3	January 1, 2010
PMB	January 1, 2010
SC7	January 1, 2010
JM7, JP6, JP4	April 24, 2009
FVI	May 1, 2009
AL3	February 7, 2008
FF2	March 27, 2008
NMI	April 1, 2008
FF1, FF3, SGC13 , SDC13 , SLC13 , SPC13	May 1, 2008
EME	May 19, 2008
30813 , 30413 , 30213	November 1, 2008
300	November 24, 2008
303	December 8, 2008

13 First activity in Sub-Account 2009.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

1. BUSINESS AND ORGANIZATION (CONTINUED)

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:
Sub-Account	Year of First Activity
301, 307, 306, 305, BLG, SGI, LRI, BDS, PCR, NNG	2010
DTG, MII	2009

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2012.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in note 5.

Purchase Payments
Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.”  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Contract Loans
Contract holders are permitted to borrow against the cash value of their accounts.  The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset.  Contract loan activity is reflected in the Withdrawals and surrenders line on the Statement of Changes in Net Assets.

Federal Income Taxes
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.  In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Accounting for Uncertain Tax Provisions
Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2003 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments.  Actual results could vary from the amounts derived from management's estimates.

Subsequent events
Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Variable Account’s financial statements, noting there are no subsequent events requiring accounting or disclosure.

New and Adopted Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  Many of the requirements in this update are not meant to result in a change in application of the requirements of Topic 820, but to improve upon an entities consistency in application across jurisdictions to ensure that U.S. GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements are described in the same way.  The amendments in ASU 2011-04 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 15, 2011.  On January 1, 2012, the Variable Account adopted the provisions of ASU 2011-04. The adoption did not impact the Variable Account’s financial statements or disclosures.

In October 2012, FASB issued ASU 2012-04, “Technical Corrections and Improvements”.  The amendments in this update cover a wide range of Topics in the Codification. The technical corrections (Section A) are divided into three main categories: (1) Source literature amendments – amendments to carry forward the original intent of certain pre-Codification authoritative literature that was inadvertently altered during the Codification process, (2) Guidance clarification and reference corrections – changes in wording and references to avoid misapplication or misinterpretation of guidance, and (3) Relocated guidance – moving guidance from one part of the Codification to another to correct instances in which the scope of pre-Codification guidance may have been unintentionally narrowed or broadened during the Codification process. The purpose of Section B of ASU 2012-04 is to conform the use of the term “fair value” throughout the Codification “to fully reflect the fair value measurement and disclosure requirements” of Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement”. These provisions are effective upon issuance, except for amendments that are subject to transition guidance discussed below. The Variable Account adopted the provisions of ASU 2012-04 on October 1, 2012.  The adoption did not impact the Variable Account’s financial statements or disclosures.

Accounting Pronouncements Not Yet Adopted
ASU 2012-04 includes certain amendments that are subject to transition guidance that will be effective for fiscal periods beginning after December 15, 2012.  The Variable Account will adopt these amendments on January 1, 2013 and does not expect its requirements to have a material impact on the Variable Account’s financial statements or disclosures.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

3.  FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value.  Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  As a basis for considering such assumptions, U.S. GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2012, the inputs used to price the Funds are observable and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2012. As of December 31, 2012, the Level 1 assets held by the Variable Account was $634 million.  There were no transfers between levels during the period.

4. RELATED PARTY TRANSACTIONS

As of December 31, 2012, MFS, an affiliate of the Sponsor, is the investment advisor to certain of the Funds and charges a management fee at an annual rate ranging from 0.40% to 1.05% of the Funds’ average daily net assets.  For additional related party transactions, see notes 1 and 5.

5. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the participant’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. As of December 31, 2012, the deduction is at an effective annual rate based on assets as follows:

	Years 1 - 10	Years 11 - 20	Years 21+
FuturitySM Corporate VUL	0.40%	0.25%	0.20%
Sun Life Corporate VUL	0.60%	0.20%	0.10%
Sun Life Large Case VUL	< 0.50%	< 0.10%	< 0.10%

Sales charges
Certain charges are deducted from the premium before it is allocated by Sub-Account.  For the Sun Life Corporate VUL and FuturitySM Corporate VUL products, these charges consist of premium tax, federal Deferred Acquisition Cost (“DAC”) tax and the sales load.  The premium tax ranges from 2% to 7% of the premium in most states, except Kentucky which will not exceed 9%.  The DAC tax charge is 1.25% of the premium. The sales load is not to exceed 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium.  For the Sun Life Large Case VUL product, these expense charges consist of only the premium expense load.  The premium expense load is 7.50% of the premium up to target premium and 2.50% of the premium in excess of the target premium.

Administration charges
At the beginning of each month, an account administration fee is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses.  For the Sun Life Corporate VUL and the FuturitySM Corporate VUL products, the monthly charge is $13.75 per policy for the first policy year and $7.50 for months thereafter.  For the Sun Life Large Case VUL products, the monthly charge is $5.00 per policy for each policy month.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

5. CONTRACT CHARGES (CONTINUED)

Charges for Life Insurance Protection
On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance.  The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 or 2001 Commissioners Standard Ordinary Mortality Tables, depending on the policy investment start date.

Other Contract Charges
The Sun Life Large Case VUL products also charges a deferred expense load applied to premium. The maximum charge will not exceed 0.40% of premium.

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct from the premium payment.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:
	Purchases	Sales
AL4	$347,431	$178,315
AL3	1,345,528	266,260
AN2	-	7,913
AN3	133,754	36,273
AN4	395,050	184,842
IVP	284,804	5,848,010
AN5	42,244	156,374
ASM	527,546	572,467
308	412,901	247,280
301	268,261	2,120
304	227,861	217,188
307	30,786	5,363
306	238,723	383,028
303	984,700	3,896,280
302	8,928	19,744
305	1,345,399	950,789
300	14,207,153	6,144,195
BLG	1,641,207	72,915
MSV	3,171	3,844,729
NNG	131,836	38,724
NMI	4,365	833
DRS	3,704,670	3,398,875
DSV	3,422,607	1,273,340
DGO	161,114	113,795
DMC	82,055	479,688
DTG	91,488	124,536
DSI	32,587,587	34,900,011
DCA	346,413	76,898
DSC	13,630	20,050
DGI	2,217	2,153
DQB	8,209	4,707
SCV	285,151	656,501
001	7,353	24,395
SSI	579,243	457,538
SSC	111,583	307,296
FVI	750,882	13,141
FCN	3,958,835	9,082,328
FL1	192,272	950,548
FE3	1,396,234	91,008
FF1	749,705	242,422
FF2	1,169,394	289,003
FF3	666,497	138,142
FVG	278,896	349,644
FGP	359,422	62,549

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6.  INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
FL3	$212,276	$128,776
FHI	1,279,337	294,670
FIP	1,018	19,913
FIG	13,882,460	20,406,714
FMC	3,155,291	2,772,275
FL5	37,899,476	97,520,993
FOF	149,198	67,442
FL2	215,726	166,001
SGI	58,814	6,456
FRE	20,323	21,947
FSC	123,989	132,551
FSS	147,815	207,664
TFS	857,137	3,917,330
FTI	114,779	73,440
TSF	477,335	479,085
FTG	1,433	1,578
GS7	20,790	7,826
GS3	12,111	8,770
AI1	537	2,221,663
AAH	1,088	34,883
AI3	8,713	4,317
AI4	122,789	404,888
A22	233,212	286,730
ASC	8,731	3,063
FFG	2,214,900	19,296
VCP	14,324	9,516
VGI	396,270	212,256
FFI	37,465	925
AI6	3,604	24,730
MVP	1,770,048	1,036,913
JM7	283,652	191,377
JP6	41,517	230,176
JP4	5,515	54,355
LRI	1,039,536	558,459
LA3	8,285	32,553
EGS	64,056	402,618
MFF	68,365	502,022
FFL	371,282	7,762
TEG	492,473	7,804
FFJ	2,341,776	9,638
FFK	294,238	4,887
FFQ	4,658,655	17,169
FFM	603,617	2,201
FFO	2,266,882	3,131
MIT	626	5,001
MFL	91,965	127,790

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
BDS	$117,225	$43,466
MF7	29,314	16,223
RG1	32,064	11,558
EME	669,855	270,068
GGR	1,488	6,262
RES	362	3,767
RE1	93,414	29,523
GSS	3,162,106	3,274,891
MFK	175,143	53,279
HYS	5,743,025	214,215
MFC	18,174	4,064
IGS	2,801,449	5,010,345
IG1	217,195	81,643
MII	7,264,827	5,338,879
MIS	2,065	2,497
M1B	30,178	14,360
MC1	24,537	301,042
MMS	44,931,899	22,959,678
M1A	124,706	25,789
RIS	1,926,630	4,226,232
SI1	47,525	11,479
TRS	1,902,269	2,236,515
MFJ	750,952	692,669
UTS	677,060	164,627
MFE	12,685	11,167
MVS	4,925,809	6,905,114
MV1	141,686	34,672
SCB	143,363	175,776
SC3	1,812,252	1,854,447
SDC	4,946,318	5,111,230
SGC	2,552,909	2,218,611
VMG	2,148,037	2,605,948
NPP	14,903	4,219
NMC	1,385	5,840
NAR	76,781	1,351,848
NLM	43,082	95,011
OCF	1,768,589	6,430,120
OGS	1,616,512	4,053,454
OSC	831,399	3,050,833
PCR	455,505	116,461
PMB	411,833	201,987
PRR	15,599,835	10,955,122
PTR	36,182,313	65,765,529
SCP	4,631,526	3,557,006
RX1	-	42
SBB	754,562	782,228

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6.  INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
SCM	$89,950	$294,915
SC7	239,732	672,209
SLC	1,134,899	2,749,198
SPC	2,064,159	6,583,069
SC5	5,435,243	10,493,929
SC2	715,083	5,194,515
SC1	3,021,244	12,654,916
TBC	15,214,374	5,534,962
REI	6,447,156	5,815,003
RNA	489,694	231,912
USC	542,654	442,500

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2012 were as follows:

			Net Increase (Decrease)
	Units Issued	Units Redeemed
AL4	26,187	13,566	12,621
AL3	90,340	32,479	57,861
AN2	-	645	(645)
AN3	9,210	2,849	6,361
AN4	15,319	7,530	7,789
IVP	35,768	742,082	(706,314)
AN5	1,165	6,420	(5,255)
ASM	46,423	56,387	(9,964)
308	27,386	16,981	10,405
301	19,108	163	18,945
304	12,847	13,985	(1,138)
307	1,905	387	1,518
306	14,516	24,193	(9,677)
303	73,398	251,477	(178,079)
302	411	1,371	(960)
305	72,226	58,191	14,035
300	991,696	470,552	521,144
BLG	115,284	6,028	109,256
MSV	204	256,062	(255,858)
NNG	11,008	3,507	7,501
NMI	474	98	376
DRS	265,619	250,587	15,032
DSV	162,355	73,375	88,980
DGO	6,929	5,789	1,140
DMC	6,076	32,336	(26,260)
DTG	5,423	7,035	(1,612)
DSI	3,352,992	3,793,185	(440,193)
DCA	15,353	5,401	9,952
DSC	1,074	1,576	(502)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)
	Units	Units	Net Increase (Decrease)
	Issued	Redeemed
DGI	142	161	(19)
DQB	65	201	(136)
SCV	28,620	52,123	(23,503)
001	646	2,436	(1,790)
SSI	33,758	30,351	3,407
SSC	5,154	15,122	(9,968)
FVI	44,774	1,278	43,496
FCN	202,183	374,038	(171,855)
FL1	8,792	45,708	(36,916)
FE3	84,362	7,669	76,693
FF1	58,155	22,149	36,006
FF2	98,235	29,923	68,312
FF3	57,156	15,194	41,962
FVG	18,902	25,116	(6,214)
FGP	20,587	4,340	16,247
FL3	15,702	9,952	5,750
FHI	63,973	17,460	46,513
FIP	23	987	(964)
FIG	558,950	897,583	(338,633)
FMC	200,662	222,032	(21,370)
FL5	4,991,963	10,022,918	(5,030,955)
FOF	10,922	5,267	5,655
FL2	12,840	9,737	3,103
SGI	3,461	453	3,008
FRE	2,111	2,270	(159)
FSC	4,394	8,607	(4,213)
FSS	8,389	15,024	(6,635)
TFS	52,526	252,369	(199,843)
FTI	5,425	3,961	1,464
TSF	17,234	24,243	(7,009)
FTG	40	91	(51)
GS7	1,364	563	801
GS3	713	587	126
AI1	49	201,697	(201,648)
AAH	121	3,719	(3,598)
AI3	429	233	196
AI4	4,823	18,137	(13,314)
A22	17,182	20,932	(3,750)
ASC	747	273	474
FFG	221,497	2,016	219,481
VCP	997	651	346
VGI	25,681	14,999	10,682
FFI	3,760	97	3,663
AI6	288	2,224	(1,936)
MVP	117,529	93,707	23,822
JM7	7,940	14,910	(6,970)
JP6	2,392	12,969	(10,577)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase (Decrease)
	Issued	Redeemed
JP4	254	3,351	(3,097)
LRI	59,067	34,301	24,766
LA3	393	2,053	(1,660)
EGS	3,109	18,445	(15,336)
MFF	3,763	26,155	(22,392)
FFL	37,134	772	36,362
TEG	49,247	771	48,476
FFJ	234,176	967	233,209
FFK	29,424	481	28,943
FFQ	480,916	16,767	464,149
FFM	60,362	218	60,144
FFO	226,643	340	226,303
MIT	22	334	(312)
MFL	5,476	8,017	(2,541)
BDS	7,616	2,952	4,664
MF7	1,218	965	253
RG1	3,016	1,121	1,895
EME	40,123	22,317	17,806
GGR	50	238	(188)
RES	18	263	(245)
RE1	5,500	1,880	3,620
GSS	118,959	146,255	(27,296)
MFK	12,517	6,509	6,008
HYS	801,310	248,323	552,987
MFC	501	195	306
IGS	557,015	738,919	(181,904)
IG1	10,447	4,085	6,362
MII	1,159,057	963,426	195,631
MIS	121	206	(85)
M1B	1,993	939	1,054
MC1	2,094	24,296	(22,202)
MMS	3,391,143	1,750,965	1,640,178
M1A	1,782	1,251	531
RIS	113,717	264,641	(150,924)
SI1	1,968	692	1,276
TRS	204,797	224,407	(19,610)
MFJ	43,783	45,627	(1,844)
UTS	17,789	5,797	11,992
MFE	325	401	(76)
MVS	365,896	539,795	(173,899)
MV1	5,137	2,049	3,088
SCB	9,989	17,145	(7,156)
SC3	208,391	213,677	(5,286)
SDC	470,585	486,749	(16,164)
SGC	261,100	262,482	(1,382)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net (Decrease) Increase
	Issued	Redeemed
VMG	150,441	202,915	(52,474)
NPP	882	258	624
NMC	63	263	(200)
NAR	3,796	90,559	(86,763)
NLM	1,776	5,751	(3,975)
OCF	223,121	592,837	(369,716)
OGS	249,810	396,171	(146,361)
OSC	46,736	175,583	(128,847)
PCR	31,902	12,433	19,469
PMB	23,999	15,920	8,079
PRR	1,200,001	1,070,207	129,794
PTR	2,775,709	4,512,726	(1,737,017)
SCP	363,456	300,722	62,734
RX1	-	4	(4)
SBB	81,310	81,310	-
SCM	1,796	18,550	(16,754)
SC7	10,032	63,881	(53,849)
SLC	52,801	285,608	(232,807)
SPC	143,720	503,047	(359,327)
SC5	407,547	621,671	(214,124)
SC2	16,302	263,300	(246,998)
SC1	291,208	1,099,625	(808,417)
TBC	1,302,800	655,745	647,055
REI	1,010,336	1,005,281	5,055
RNA	36,882	23,937	12,945
USC	38,785	38,243	542

The changes in units outstanding for the year ended December 31, 2011 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL4	53,019	47,394	5,625
AL3	74,984	51,223	23,761
AN2	243	505	(262)
AN3	3,683	1,988	1,695
AN4	12,936	16,995	(4,059)
IVP	439,826	233,782	206,044
AN5	4,597	3,316	1,281
ASM	64,983	41,271	23,712
308	31,663	2,244	29,419
301	969	112	857
304	79,773	14,468	65,305
307	293	57	236
306	84,554	15,416	69,138
303	540,532	152,558	387,974
302	4,162	1,445	2,717
305	31,747	36,633	(4,886)
300	506,012	507,084	(1,072)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase (Decrease)
	Issued	Redeemed
BLG	9,207	5,031	4,176
MSV	522	3,721	(3,199)
NNG	78,446	3,054	75,392
NMI	209,903	209,618	285
DRS	182,401	158,079	24,322
DSV	76,828	147,944	(71,116)
DGO	17,241	15,855	1,386
DMC	6,097	1,630	4,467
DTG	6,007	4,869	1,138
DSI	1,005,084	1,994,404	(989,320)
DCA	55,406	48,463	6,943
DSC	478	11,231	(10,753)
DGI	182	139	43
DQB	75	180	(105)
SCV	90,115	87,183	2,932
001	4,761	155	4,606
SSI	237,803	133,560	104,243
SSC	13,223	14,599	(1,376)
FVI	1,289	96	1,193
FCN	192,116	242,609	(50,493)
FL1	15,505	14,954	551
FE3	4,539	8,554	(4,015)
FF1	158,645	117,653	40,992
FF2	50,181	23,817	26,364
FF3	16,760	4,374	12,386
FVG	40,414	24,514	15,900
FGP	165,872	175,196	(9,324)
FL3	17,425	9,854	7,571
FHI	40,694	24,020	16,674
FIP	27	20	7
FIG	197,808	275,704	(77,896)
FMC	292,614	169,124	123,490
FL5	8,467,368	7,091,659	1,375,709
FOF	39,651	52,829	(13,178)
FL2	12,316	23,142	(10,826)
SGI	33,965	30,758	3,207
FRE	1,886	1,427	459
FSC	7,721	2,132	5,589
FSS	17,081	11,347	5,734
TFS	19,984	6,164	13,820
FTI	7,677	6,278	1,399
TSF	27,903	27,108	795
FTG	63	82	(19)
GS7	1,757	1,197	560
GS3	787	1,392	(605)
AI1	199	2,016	(1,817)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase (Decrease)
	Issued	Redeemed
AAH	3,693	95	3,598
AI3	513	198	315
AI4	23,627	42,034	(18,407)
A22	74,302	66,227	8,075
ASC	351	1,499	(1,148)
VCP	-	110,485	(110,485)
VGI	33,228	20,729	12,499
AI6	684	216	468
MVP	341,967	337,287	4,680
JM7	28,028	6,389	21,639
JP6	4,752	11,192	(6,440)
JP4	-	70	(70)
LRI	132,684	30,738	101,946
LA3	14,466	14,251	215
EGS	44	1,441	(1,397)
MFF	2,176	1,388	788
MIT	29	79	(50)
MFL	2,800	766	2,034
BDS	1,605	112	1,493
MF7	828	3,327	(2,499)
RG1	858	885	(27)
EME	78,894	59,486	19,408
GGR	63	129	(66)
RES	19	23	(4)
RE1	1,518	1,480	38
GSS	342,234	80,560	261,674
MFK	5,121	1,323	3,798
MFC	121	160	(39)
IGS	569,071	322,971	246,100
IG1	1,929	3,262	(1,333)
MII	313,563	176,870	136,693
MIS	158	189	(31)
M1B	807	748	59
MC1	1,225	759	466
MMS	2,268,735	1,526,489	742,246
M1A	1,761	986	775
RIS	153,003	197,342	(44,339)
SI1	-	1,291	(1,291)
TRS	105,030	122,892	(17,862)
MFJ	81,746	73,561	8,185
UTS	19,463	11,727	7,709
MFE	525	477	48
MVS	1,080,197	370,523	709,674
MV1	2,250	1,628	622
SCB	50,521	1,185	49,336

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase (Decrease)
	Issued	Redeemed
SC3	95,244	78,209	17,035
SDC	362,307	289,086	73,221
SGC	45,791	148,570	(102,779)
VMG	116,267	107,179	9,088
NPP	40	33	7
NMC	80	67	13
NAR	10,649	7,750	2,899
NLM	9,136	3,313	5,823
OCF	188,453	729,772	(541,319)
OGS	282,165	305,537	(23,372)
OSC	64,425	114,174	(49,749)
PCR	117,516	3,628	113,888
PMB	45,497	8,333	37,164
PRR	903,709	640,877	262,832
PTR	2,617,700	2,479,939	137,761
SCP	439,872	235,297	204,575
RX1	-	4	(4)
SCM	8,669	11,012	(2,343)
SC7	14,542	15,039	(497)
SLC	129,691	139,135	(9,444)
SPC	139,580	174,169	(34,589)
SC5	84,199	71,454	12,745
SC2	31,015	13,453	17,562
SC1	575,146	789,710	(214,564)
TBC	1,059,080	167,195	891,885
REI	702,747	697,854	4,893
RNA	437,055	3,978	433,077
USC	40,799	26,299	14,500

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratio, and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
AL4
2012	121,733	$ 13.8021	$ 1,680,165	-%	16.21%
2011	109,112	11.8770	1,295,919	0.37	(8.27)
2010	103,487	12.9484	1,339,985	-	19.38
2009	240,999	10.8462	2,613,922	-	51.70
2008	226,556	7.1496	1,619,775	0.16	(58.36)
AL3
2012	183,900	11.5272	2,119,848	-	12.50
2011	126,039	10.2464	1,291,451	-	(3.18)
2010	102,278	10.5833	1,082,432	-	25.29
2009	65,046	8.4468	549,427	-	45.51
2008	5,869	5.8051	34,069	-	(39.05)
AN2
2012	-	13.4552	11	-	13.24
2011	645	11.8819	7,597	0.33	(23.41)
2010	907	15.5134	13,987	1.95	18.58
2009	1,036	13.0824	13,486	-	53.14
2008	2,408	8.5428	20,527	-	(47.46)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
AN3
2012	14,566	$ 16.3019	$ 237,519	1.77%	17.24%
2011	8,205	13.9042	114,150	1.09	6.07
2010	6,510	13.1086	85,395	-	12.80
2009	6,697	11.6212	77,882	3.30	20.35
2008	8,291	9.6562	80,108	1.76	(40.69)
AN4
2012	78,762	26.4042	2,080,114	1.41	15.24
2011	70,973	22.9132	1,626,612	2.79	(16.04)
2010	75,032	27.2919	2,048,238	1.78	12.61
2009	75,905	24.2362	1,840,077	4.72	39.24
2008	72,117	17.4064	1,255,307	-	(48.96)
IVP
2012	172,870	8.3401	1,441,743	1.33	14.53
2011	879,184	7.2819	6,402,124	4.42	(19.25)
2010	673,140	9.0179	6,070,326	2.39	4.59
2009	1,811,060	8.6220	15,614,934	1.34	34.68
2008	1,978,025	6.4018	12,662,923	1.12	(53.18)
AN5
2012	16,194	24.4005	395,140	-	14.73
2011	21,449	21.2676	456,172	-	4.20
2010	20,168	20.4098	411,625	-	36.59
2009	17,354	14.9424	259,309	-	41.28
2008	13,041	10.5762	137,922	-	(45.62)
ASM
2012	132,678	11.6819	1,549,930	0.52	18.75
2011	142,642	9.8376	1,403,256	0.44	(8.39)
2010	118,930	10.7386	1,277,133	0.64	26.91
2009	90,140	8.4618	762,745	1.07	42.86
2008	25,855	5.9232	153,148	0.41	(32.99)
308
2012	50,871	15.2124	773,867	2.21	13.88
2011	40,466	13.3579	540,545	3.13	(0.90)
2010	11,047	13.4795	148,912	2.73	12.33
2009	3,923	12.0003	47,072	2.89	20.00
301
2012	21,108	13.7611	290,467	8.34	5.37
2011	2,163	13.0593	28,243	3.83	6.10
2010	1,306	12.3082	16,076	2.91	6.24

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
304
2012	120,434	$ 17.3635	$ 2,091,161	0.88%	22.56%
2011	121,572	14.1671	1,722,316	2.01	(8.89)
2010	56,267	15.5487	874,877	1.43	11.75
2009	39,700	13.9144	552,399	-	42.30
307
2012	1,756	17.1610	30,142	5.81	17.56
2011	238	14.5981	3,472	8.92	(4.85)
2010	2	15.3426	30	-	22.02
306
2012	59,531	17.5613	1,045,450	1.37	18.18
2011	69,208	14.8601	1,028,429	0.98	(19.14)
2010	70	18.3784	1,295	1.89	19.52
303
2012	294,600	17.4713	5,147,112	0.69	17.89
2011	472,679	14.8199	7,005,121	0.72	(4.28)
2010	84,705	15.4821	1,311,456	0.85	17.58
2009	-	13.1669	-	0.84	40.71
2008	19,545	9.3573	182,884	1.08	2.34
302
2012	12,128	15.9037	192,888	1.65	17.48
2011	13,088	13.5371	177,189	1.62	(1.83)
2010	10,371	13.7895	143,024	1.68	11.43
2009	6,229	12.3754	77,085	1.72	23.75
305
2012	119,121	17.8674	2,128,382	7.89	13.70
2011	105,086	15.7141	1,651,342	7.56	1.92
2010	109,972	15.4181	1,695,563	37.73	14.52
300
2012	1,817,458	15.4695	28,115,209	1.74	17.91
2011	1,296,314	13.1201	17,007,825	1.70	(13.96)
2010	1,297,386	15.2495	19,784,494	3.75	7.23
2009	296,607	14.2210	4,218,039	3.28	43.07
2008	31,758	9.9397	315,669	2.62	10.36
BLG
2012	118,354	14.2882	1,691,066	7.08	10.28
2011	9,098	12.9562	117,869	2.71	(3.49)
2010	1,297,386	15.2495	19,784,494	3.75	7.23

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)
	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
MSV
2012	875	$ 15.4471	$ 13,496	0.01%	13.54%
2011	256,733	13.6050	3,492,853	0.40	(2.43)
2010	259,932	13.9432	3,624,282	0.57	28.69
2009	263,495	10.8349	2,854,919	0.74	28.34
2008	222,819	8.4423	1,881,096	0.76	(40.04)
NNG
2012	85,075	11.5477	982,418	0.82	12.24
2011	77,574	10.2887	798,136	1.48	(2.64)
2010	2,182	10.5677	23,054	-	19.64
NMI
2012	1,980	9.1435	18,102	1.29	17.62
2011	1,604	7.7738	12,467	0.86	(16.18)
2010	1,319	9.2748	12,226	0.78	13.73
2009	1,014	8.1551	8,263	0.16	37.95
2008	51,948	5.9118	307,107	1.58	(43.95)
DRS
2012	227,470	21.6723	4,929,807	1.64	16.94
2011	212,438	18.5328	3,937,067	1.74	10.96
2010	188,116	16.7024	3,141,998	2.18	26.99
2009	67,234	13.1530	884,330	6.24	23.31
2008	23,668	10.6662	252,446	2.33	(35.06)
DSV
2012	384,634	19.6500	7,558,049	0.57	13.90
2011	295,654	17.2514	5,100,408	0.52	(1.33)
2010	366,770	17.4841	6,412,622	0.64	32.27
2009	311,931	13.2186	4,123,272	0.92	31.83
2008	221,133	10.0271	2,217,317	0.72	(29.88)
DGO
2012	23,359	21.5842	504,191	0.23	11.02
2011	22,219	19.4415	431,962	0.97	8.13
2010	20,833	17.9797	374,568	-	36.32
2009	5,271	13.1894	69,517	-	45.41
2008	5,850	9.0708	53,060	-	(40.55)
DMC
2012	26,587	15.5170	412,545	0.44	19.67
2011	52,847	12.9660	685,214	0.47	0.39
2010	48,380	12.9150	624,819	0.27	27.10
2009	8,457	10.1616	85,923	0.80	35.51
2008	2,456	7.4988	18,410	0.94	(40.42)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
DTG
2012	-	$ 17.7702	$ 5	-%	15.62%
2011	1,612	15.3691	24,778	-	(7.78)
2010	474	16.6660	7,907	-	29.93
2009	8	12.8269	105	-	28.27
DSI
2012	4,099,279	13.1250	53,808,548	1.98	15.74
2011	4,539,472	11.3403	51,483,789	2.47	1.88
2010	5,528,792	11.1313	61,547,028	1.83	14.84
2009	6,249,882	9.6931	60,384,784	2.12	26.33
2008	6,475,528	7.6726	49,677,793	2.11	(37.14)
DCA
2012	138,798	18.3726	2,550,095	3.63	10.43
2011	128,846	16.6373	2,143,643	1.72	9.01
2010	121,903	15.2620	1,860,475	1.98	15.32
2009	91,371	13.2349	1,209,273	2.04	22.56
2008	57,442	10.7988	620,319	1.52	(29.55)
DSC
2012	80,852	13.9258	1,125,475	-	20.56
2011	81,354	11.5506	939,309	0.39	(13.85)
2010	92,107	13.4067	1,234,420	0.74	31.15
2009	93,570	10.2225	956,197	2.03	26.04
2008	182,948	8.1107	1,483,575	0.91	(37.59)
DGI
2012	1,511	14.2129	21,476	1.48	18.07
2011	1,530	12.0374	18,407	1.29	(2.79)
2010	1,487	12.3834	18,410	1.28	18.61
2009	1,379	10.4408	14,412	1.34	28.79
2008	1,250	8.1071	10,138	0.66	(40.41)
DQB
2012	9,400	21.4860	201,960	3.22	7.00
2011	9,536	20.0810	190,937	3.35	7.03
2010	9,641	18.7618	180,877	3.87	8.38
2009	10,685	17.3119	184,977	4.76	14.96
2008	12,661	15.0594	188,583	5.17	(4.18)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
SCV
2012	37,451	$ 16.9231	$ 634,309	1.21%	13.77%
2011	60,954	14.8755	907,177	1.04	(6.08)
2010	58,022	15.8383	919,446	1.19	23.07
2009	36,710	12.8696	472,842	1.45	29.70
2008	14,816	9.9222	147,310	2.00	(33.42)
001
2012	2,816	10.1612	28,614	2.36	9.79
2011	4,606	9.2554	42,629	-	(7.45)
SSI
2012	490,264	16.2993	7,990,918	0.88	16.25
2011	486,857	14.0208	6,826,101	0.77	(4.41)
2010	382,614	14.6684	5,612,273	0.95	26.39
2009	384,660	11.6054	4,464,114	1.70	26.57
2008	265,760	9.1689	2,436,685	1.77	(34.12)
SSC
2012	84,658	22.3127	1,889,019	0.66	15.88
2011	94,626	19.2553	1,822,105	0.58	(4.58)
2010	96,002	20.1786	1,937,256	0.64	26.11
2009	110,266	16.0013	1,758,726	1.61	26.27
2008	114,039	12.6722	1,440,582	1.34	(34.33)
FVI
2012	45,873	16.9444	777,270	2.61	15.07
2011	2,377	14.7253	34,987	2.58	(3.61)
2010	1,184	15.2775	18,082	0.66	18.07
2009	15,816	12.9393	204,644	2.50	29.39
FCN
2012	418,586	31.2889	13,096,914	1.05	16.42
2011	590,441	26.8768	15,868,988	0.94	(2.53)
2010	640,934	27.5731	17,672,382	1.34	17.22
2009	601,137	23.5232	14,140,572	1.49	35.71
2008	570,465	17.3335	9,888,062	1.14	(42.51)
FL1
2012	78,383	22.4125	1,757,433	0.94	16.14
2011	115,299	19.2978	2,225,587	0.80	(2.78)
2010	114,748	19.8504	2,278,392	1.05	16.93
2009	128,380	16.9769	2,169,036	1.20	35.47
2008	139,337	12.5320	1,738,451	0.87	(42.69)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

At December 31	For year ended December 31
Investment
Units	Unit Value	Income	Total
Outstanding	lowest to highest	Net Assets	Ratio1	Return2
FE3
2012	428,012	$ 11.0067	to	$ 21.1997	$ 6,113,279	3.32%	17.31%
2011	351,319	9.3828	to	18.0719	4,487,819	2.55	0.97
2010	355,334	17.8980	4,498,300	2.13	15.15
FF1
2012	112,017	13.1808	1,476,482	2.49	12.23
2011	76,011	11.7447	892,730	3.46	(0.36)
2010	35,019	11.7866	412,753	2.64	13.09
2009	27,275	10.4227	284,279	0.74	25.28
2008	3,223	8.3192	26,812	3.07	(25.56)
FF2
2012	124,557	12.8961	1,606,299	2.68	13.38
2011	56,245	11.3741	639,731	2.51	(1.03)
2010	29,881	11.4927	343,418	3.94	14.49
2009	11,139	10.0382	111,817	0.77	28.97
2008	2,219	7.7832	17,269	2.99	(27.16)
FF3
2012	83,510	12.5071	1,044,462	2.72	15.58
2011	41,548	10.8210	449,591	2.72	(2.60)
2010	29,162	11.1094	323,973	2.73	16.08
2009	16,631	9.5704	159,166	1.24	31.66
2008	2,270	7.2689	16,503	3.91	(35.83)
FVG
2012	66,956	14.7269	986,054	2.12	18.56
2011	73,170	12.4209	908,838	2.08	1.61
2010	57,270	12.2243	700,085	0.80	14.87
2009	52,437	10.6419	558,028	1.23	27.20
2008	32,977	8.3660	275,881	1.71	(41.70)
FGP
2012	23,203	19.1719	445,026	0.67	14.69
2011	6,956	16.7165	116,431	0.19	0.20
2010	16,280	16.6827	271,762	0.26	24.17
2009	20,828	13.4351	279,935	0.35	28.29
2008	56,204	10.4727	588,701	1.26	(47.17)

At December 31	For year ended December 31
Investment
Units	Unit	Income	Total
Outstanding	Value	Net Assets	Ratio1	Return2
FL3
2012	76,047	$ 15.1812	$ 1,154,469	0.38%	14.40%
2011	70,297	13.2700	932,824	0.13	(0.03)
2010	62,726	13.2743	832,624	0.03	23.86
2009	75,655	10.7171	800,092	0.21	27.96
2008	69,379	8.3750	572,765	0.61	(47.31)
FHI
2012	128,213	18.6332	2,389,188	8.27	14.23
2011	81,700	16.3123	1,332,860	8.47	4.03
2010	65,026	15.6803	1,019,761	5.80	13.82
2009	73,309	13.7760	1,010,020	7.83	43.96
2008	76,201	9.5695	729,295	9.20	(24.98)
FIP
2012	442	21.8321	9,627	1.66	15.92
2011	1,406	18.8345	26,371	2.00	2.04
2010	1,399	18.4582	25,767	1.59	15.02
2009	1,886	16.0475	30,220	2.66	26.61
2008	1,848	12.6751	23,741	2.22	(37.00)
FIG
2012	781,413	23.5298	18,386,495	2.77	5.90
2011	1,120,046	22.2193	24,886,585	3.30	7.33
2010	1,197,942	20.7012	24,798,779	3.63	7.80
2009	1,214,558	19.2025	23,322,538	8.66	15.72
2008	1,230,661	16.5936	20,421,062	3.73	(3.25)
FMC
2012	574,640	13.9161	7,996,751	0.64	14.83
2011	596,010	12.1188	7,222,905	0.29	(10.61)
2010	472,520	13.5576	6,406,216	0.40	28.83
2009	397,712	10.5233	4,185,241	0.87	40.09
2008	211,333	7.5120	1,587,531	0.81	(39.44)
FL5
2012	3,581,186	11.8595	42,447,430	0.05	0.04
2011	8,612,141	11.8545	102,068,947	0.03	0.03
2010	7,236,432	11.8511	85,736,451	0.08	0.14
2009	7,278,340	11.8342	86,109,898	0.59	0.62
2008	5,750,070	11.7614	67,605,637	2.73	2.92
FOF
2012	27,751	14.8031	410,799	2.26	20.74
2011	22,096	12.2603	270,905	0.36	(17.16)
2010	35,274	14.8006	522,067	1.35	13.11
2009	39,559	13.0847	517,604	2.40	26.53
2008	27,179	10.3411	281,059	3.48	(43.80)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
FL2
2012	52,319	$ 18.5077	$ 969,101	1.76%	20.38%
2011	49,216	15.3746	757,341	0.93	(17.34)
2010	60,042	18.5996	1,117,572	1.20	12.83
2009	59,140	16.4848	975,630	1.87	26.22
2008	57,419	13.0603	750,050	2.65	(43.96)
SGI
2012	8,281	15.7300	130,267	0.91	14.83
2011	5,273	13.6985	72,230	4.18	(6.29)
2010	2,066	14.6187	30,210	4.50	17.69
FRE
2012	19,701	11.0989	218,649	-	27.72
2011	19,860	8.6897	172,575	7.85	(5.45)
2010	19,401	9.1903	178,295	3.11	21.24
2009	20,310	7.5802	153,948	13.36	19.41
2008	18,928	6.3479	120,151	1.42	(42.22)
FSC
2012	51,733	15.7584	815,084	-	11.12
2011	55,946	14.1820	793,297	-	(4.59)
2010	50,357	14.8647	748,405	-	27.94
2009	55,356	11.6187	643,052	-	43.95
2008	61,296	8.0715	494,673	-	(42.34)
FSS
2012	80,048	15.2256	1,218,783	2.20	14.61
2011	86,683	13.2851	1,151,595	2.53	(0.79)
2010	80,949	13.3909	1,083,990	1.62	11.47
2009	60,899	12.0130	731,573	2.11	26.35
2008	50,388	9.5078	479,085	3.30	(36.93)
TFS
2012	108,796	17.1714	1,867,917	2.54	18.60
2011	308,639	14.4789	4,468,521	1.92	(10.44)
2010	294,819	16.1674	4,766,213	2.10	8.67
2009	284,579	14.8769	4,233,416	2.85	37.34
2008	271,286	10.8321	2,938,412	2.73	(40.23)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
FTI
2012	13,962	$ 23.7658	$ 331,727	3.43%	18.23%
2011	12,498	20.1009	251,143	1.78	(10.63)
2010	11,099	22.4927	249,557	2.14	8.41
2009	6,772	20.7486	140,426	3.00	37.04
2008	5,768	15.1403	87,266	2.00	(40.38)
TSF
2012	322,220	21.3521	6,879,970	2.29	21.40
2011	329,229	17.5884	5,790,524	1.59	(6.80)
2010	328,434	18.8710	6,197,783	1.59	7.74
2009	359,343	17.5159	6,294,121	3.66	31.33
2008	389,326	13.3370	5,192,379	2.03	(42.13)
FTG
2012	2,130	20.2291	43,054	2.03	21.07
2011	2,181	16.7091	36,398	1.32	(6.97)
2010	2,200	17.9619	39,483	1.33	7.39
2009	2,777	16.7253	46,409	3.20	31.10
2008	3,189	12.7573	40,656	1.87	(42.32)
GS7
2012	2,801	15.4528	43,273	0.93	19.89
2011	2,000	12.8894	25,771	0.52	(2.62)
2010	1,440	13.2357	19,046	0.33	10.74
2009	6,370	11.9525	76,125	0.93	47.75
2008	5,061	8.0898	40,933	0.09	(41.75)
GS3
2012	4,604	15.5591	71,625	1.94	14.46
2011	4,478	13.5938	60,864	1.81	4.05
2010	5,083	13.0652	66,416	1.38	12.84
2009	6,255	11.5784	72,419	2.01	21.15
2008	7,755	9.5574	74,118	1.46	(37.00)
AI1
2012	-	-	-	-	15.36
2011	201,648	9.5422	1,924,189	0.15	(7.91)
2010	203,465	10.3618	2,108,290	0.77	15.49
2009	206,322	8.9722	1,851,176	0.66	21.08
2008	209,637	7.4102	1,553,475	-	(42.49)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
AAH
2012	-	$ -	$ -	-%	13.57%
2011	3,598	8.2341	29,633	-	(17.66)
AI3
2012	3,820	19.4826	74,433	1.02	13.88
2011	3,624	17.1077	62,001	0.98	(0.06)
2010	3,309	17.1185	56,652	1.01	9.56
2009	3,314	15.6255	13,987	2.39	28.30
2008	1,480	12.1791	18,925	1.58	(30.14)
AI4
2012	55,898	24.1250	1,348,702	1.40	15.53
2011	69,212	20.8817	1,445,377	1.61	(6.74)
2010	87,619	22.3910	1,962,013	2.18	12.86
2009	101,435	19.8392	2,012,516	1.57	35.24
2008	110,607	14.6694	1,622,630	0.52	(40.38)
A22
2012	33,383	15.6884	523,725	0.06	10.96
2011	37,133	14.1394	525,033	0.30	(6.38)
2010	29,058	15.1026	438,845	0.56	14.11
2009	23,061	13.2349	305,211	0.49	30.21
2008	722	10.1641	7,336	0.33	(28.52)
ASC
2012	2,050	12.0840	24,770	-	13.89
2011	1,576	10.6099	16,727	-	(0.73)
2010	2,724	10.6875	29,119	-	28.54
2009	3,065	8.3146	25,492	0.14	21.29
2008	4,690	6.8552	32,153	-	(31.31)
FFG
2012	219,481	9.7501	2,139,951	-	(2.50)
VCP
2012	346	15.2323	5,252	4.83	19.23
2011	-	12.7753	-	2.04	(1.84)
2010	110,485	13.0149	1,437,888	0.13	15.98
2009	95,328	11.2220	1,069,733	5.27	28.78
2008	77,068	8.7140	671,538	2.45	(35.67)
VGI
2012	107,359	15.8903	1,705,962	1.67	14.63
2011	96,677	13.8617	1,340,106	1.28	(2.01)
2010	84,178	14.1459	1,190,774	0.06	12.51
2009	27,424	12.5728	344,791	4.66	24.37
2008	27,315	10.1095	276,138	1.99	(32.03)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
FFI
2012	3,663	$ 9.8276	$ 35,997	-%	(1.72)%
AI6
2012	2,748	11.4721	31,528	1.07	17.70
2011	4,684	9.7466	45,652	0.93	(3.05)
2010	4,216	10.0532	42,388	0.60	7.35
2009	4,231	9.3648	39,628	1.88	48.00
2008	3,332	6.3275	21,080	0.92	(51.77)
MVP
2012	401,329	14.5364	5,833,629	0.97	11.14
2011	377,507	13.0796	4,937,443	0.78	(2.64)
2010	372,827	13.4348	5,008,641	0.65	15.66
2009	351,777	11.6154	4,085,863	0.60	33.69
2008	382,067	8.6882	3,319,322	0.68	(27.77)
JM7
2012	309,186	13.1411	4,063,056	4.56	5.33
2011	316,156	12.4760	3,944,347	5.48	7.46
2010	294,517	11.6103	3,419,411	3.76	9.24
2009	299,063	10.6286	3,178,624	-	6.29
JP6
2012	34,925	18.9181	660,701	0.21	19.73
2011	45,502	15.8011	718,984	0.13	(4.77)
2010	51,942	16.5928	861,852	-	27.13
2009	52,318	13.0523	682,865	0.28	30.52
JP4
2012	5,189	17.5460	91,050	1.36	17.65
2011	8,286	14.9142	123,583	1.18	(1.87)
2010	8,356	15.1980	126,994	0.89	13.58
2009	8,463	13.3814	113,245	-	33.81
LRI
2012	136,848	18.2543	2,498,057	1.97	22.34
2011	112,082	14.9211	1,672,379	5.67	(17.79)
2010	10,136	18.1498	183,959	3.36	19.49
LA3
2012	3,530	16.8307	59,410	1.80	20.38
2011	5,190	13.9812	72,555	0.43	(15.72)
2010	4,975	16.5884	82,528	0.84	21.22
2009	5,010	13.6845	68,564	1.69	47.87
2008	4,747	9.2543	43,933	0.25	(51.53)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
EGS
2012	-	$ -	$ -	0.05%	14.04%
2011	15,336	19.1181	293,182	0.17	(0.45)
2010	16,733	19.2048	321,323	0.09	15.81
2009	17,132	16.5827	284,074	0.31	37.74
2008	1,022	12.0396	12,285	0.49	(37.33)
MFF
2012	-	-	-	-	13.88
2011	22,392	16.8323	376,889	-	(0.69)
2010	21,604	16.9488	366,149	-	15.50
2009	17,886	14.6739	262,454	-	37.45
2008	8,505	10.6755	90,790	-	(37.53)
FFL
2012	36,362	10.2525	372,797	-	2.52
TEG
2012	48,476	10.2429	496,533	-	2.43
FFJ
2012	233,209	10.2022	2,379,238	-	2.02
FFK
2012	28,943	10.3740	300,242	-	3.74
FFQ
2012	464,149	10.0000	4,641,485	-	-
FFM
2012	60,144	10.1204	608,684	-	1.20
FFO
2012	226,303	10.0629	2,277,261	-	0.63
MIT
2012	994	15.1259	15,054	1.80	15.37
2011	1,306	13.1104	17,150	1.88	1.97
2010	1,356	12.8568	17,436	1.82	16.46
2009	1,466	11.0394	16,217	2.25	25.26
2008	1,470	8.8133	12,964	1.49	(34.95)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
MFL
2012	26,157	$ 16.4880	$ 431,261	1.46%	15.10%
2011	28,698	14.3247	411,081	1.70	1.74
2010	26,664	14.0800	375,429	1.51	16.12
2009	24,959	12.1259	302,652	1.84	25.00
2008	21,425	9.7010	207,843	1.10	(35.12)
BDS
2012	7,475	15.7430	117,686	5.41	11.31
2011	2,811	14.1430	39,751	6.05	6.63
2010	1,318	13.2637	17,488	0.60	10.55
MF7
2012	10,389	17.5796	182,642	5.02	11.00
2011	10,136	15.8372	160,517	4.80	6.30
2010	12,635	14.8980	188,235	4.28	10.67
2009	13,717	13.4616	184,654	7.13	27.66
2008	19,902	10.5449	209,862	5.73	(10.77)
RG1
2012	27,705	10.8352	300,179	0.59	16.24
2011	25,810	9.3213	240,579	0.76	(1.25)
2010	25,837	9.4397	243,892	1.00	16.95
2009	23,018	8.0718	185,797	1.55	32.44
2008	14,946	6.0949	91,094	0.44	(38.79)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total Return
	Outstanding	Value	Net Assets	Ratio1	Return2
EME
2012	231,431	$ 14.3716	$ 3,326,020	1.15%	18.99%
2011	213,625	12.0783	2,580,238	0.56	(18.53)
2010	194,217	14.8256	2,879,396	0.68	23.75
2009	154,910	11.9806	1,855,914	2.73	68.58
2008	155,024	7.1068	1,101,715	-	(56.21)
GGR
2012	809	27.9332	22,715	0.75	19.72
2011	997	23.3317	23,362	0.70	(6.38)
2010	1,063	24.9227	26,613	0.88	11.80
2009	3,870	22.2913	86,358	1.17	39.81
2008	4,034	15.9436	64,393	1.52	(38.93)
RES
2012	234	14.9614	3,501	1.90	16.81
2011	479	12.8080	6,131	1.20	(6.73)
2010	483	13.7319	6,622	1.38	12.66
2009	528	12.1886	6,444	1.59	32.44
2008	522	9.2030	4,805	0.66	(36.43)
RE1
2012	46,759	16.6523	778,643	1.41	16.57
2011	43,139	14.2847	616,224	0.93	(7.00)
2010	43,101	15.3602	662,037	1.13	12.42
2009	36,536	13.6634	499,197	1.33	32.03
2008	35,309	10.3489	365,406	0.37	(36.57)
GSS
2012	562,740	23.5112	13,229,700	3.08	2.53
2011	590,036	22.9315	13,529,435	4.00	7.40
2010	328,362	21.3516	7,010,134	3.15	4.75
2009	249,898	20.3831	5,092,814	4.82	4.49
2008	237,914	19.5066	4,640,043	5.06	8.55
HYS
2012	552,987	10.0666	5,566,679	-	0.67
MFK
2012	37,351	16.7472	626,260	2.99	2.27
2011	31,343	16.3756	513,979	3.66	7.11
2010	27,545	15.2885	421,794	3.42	4.49
2009	27,004	14.6310	395,750	7.36	4.23
2008	6,354	14.0369	89,808	5.08	8.29
MFC
2012	4,879	23.7326	115,787	6.86	14.54
2011	4,573	20.7208	94,750	8.77	3.86
2010	4,612	19.9503	92,001	8.86	15.38
2009	4,199	17.2915	72,614	9.73	49.71
2008	4,703	11.5502	54,320	8.88	(29.64)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For year ended December 31
						Investment
	Units	Unit Value				Income	Total
	Outstanding	lowest to highest			Net Assets	Ratio1	Return2
IGS
2012	887,707	$ 14.1564			$ 12,566,749	1.01%	19.90%
2011	1,069,611	11.8073			12,629,205	1.10	(10.89)
2010	823,511	13.2508			10,912,212	0.88	15.16
2009	1,018,908	11.5066			11,724,128	1.05	38.06
2008	949,836	8.3344			7,916,289	1.32	(39.82)
IG1
2012	117,140	21.5812			2,528,019	0.79	19.54
2011	110,778	18.0535			1,999,925	0.92	(11.11)
2010	112,111	20.3104			2,277,020	0.67	14.86
2009	104,182	17.6820			1,842,153	0.76	37.69
2008	99,532	12.8419			1,278,179	1.10	(39.96)
MII
2012	1,134,769	10.8764			12,342,191	1.55	16.23
2011	939,138	9.3579			8,788,350	1.19	(1.52)
2010	802,445	9.5023			7,625,089	1.64	9.11
2009	317,436	8.7092			2,764,618	-	(12.91)
MIS
2012	11,611	12.9372			150,265	0.42	17.25
2011	11,696	11.0340			129,097	0.59	0.80
2010	11,727	10.9470			128,419	0.33	13.15
2009	17,527	9.6745			169,600	0.76	40.14
2008	13,621	6.9035			94,062	0.60	(37.22)
M1B
2012	22,909	16.0877			368,525	0.13	16.85
2011	21,855	13.7673			300,856	0.29	0.57
2010	21,796	13.6894			298,352	0.08	12.83
2009	58,602	12.1332			711,018	0.51	39.78
2008	94,444	8.6801			819,783	0.36	(37.35)
MC1
2012	-	-			-	-	11.96
2011	22,202	11.0400			245,104	-	(6.28)
2010	21,736	11.7800			256,044	-	28.88
2009	15,304	9.1400			139,874	-	41.93
2008	15,256	6.4400			98,248	-	(51.43)
MMS
2012	5,987,821	10.0000	to	13.3979	80,267,160	-	-
2011	4,347,643	13.3979			58,294,939	-	-
2010	3,605,397	13.3979			48,350,374	-	-
2009	3,840,644	13.3979			51,502,185	-	-
2008	8,108,607	13.3979			108,683,614	2.05	2.04

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
M1A
2012	43,351	$ 21.7992	$ 945,427	-%	20.88%
2011	42,820	18.0338	772,539	-	(10.55)
2010	42,045	20.1611	848,043	-	36.21
2009	55,883	14.8011	827,424	-	62.71
2008	72,033	9.0964	655,426	-	(39.76)
RIS
2012	331,149	16.9874	5,625,361	2.29	16.59
2011	482,073	14.5697	7,023,632	2.07	(10.88)
2010	526,412	16.3490	8,606,313	1.34	10.63
2009	436,772	14.7785	6,454,848	3.11	30.94
2008	426,650	11.2869	4,815,547	1.76	(42.49)
SI1
2012	17,175	17.2537	296,332	5.42	10.29
2011	15,899	15.6437	248,721	5.46	4.31
2010	17,190	14.9980	257,812	5.12	10.05
2009	21,987	13.6288	299,662	11.15	27.24
2008	15,877	10.7110	170,059	8.75	(13.21)
TRS
2012	242,681	24.2489	5,885,193	2.82	11.34
2011	262,291	21.7793	5,712,911	2.70	1.93
2010	280,153	21.3678	5,986,635	2.67	9.97
2009	247,646	19.4314	4,812,471	3.32	18.09
2008	177,925	16.4546	2,927,978	3.32	(21.55)
MFJ
2012	240,870	17.7514	4,275,903	2.35	11.02
2011	242,714	15.9900	3,881,104	2.47	1.66
2010	234,529	15.7295	3,689,136	2.64	9.69
2009	253,775	14.3401	3,639,303	3.53	17.81
2008	262,109	12.1726	3,190,689	3.23	(21.74)
UTS
2012	81,498	35.3045	2,877,263	4.63	14.15
2011	69,506	30.9276	2,149,666	3.59	7.12
2010	61,797	28.8716	1,784,193	3.12	13.90
2009	42,658	25.3480	1,081,311	4.66	33.37
2008	24,029	19.0054	456,691	1.81	(37.06)
MFE
2012	2,615	31.0926	81,312	4.52	13.92
2011	2,691	27.2926	73,465	3.46	6.84
2010	2,643	25.5458	67,513	3.03	13.60
2009	2,705	22.4869	60,838	6.05	33.10
2008	15,965	16.8953	269,733	1.62	(37.25)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For year ended December 31
						Investment
	Units	Unit Value				Income	Total Return2
	Outstanding	lowest to highest			Net Assets	Ratio1	lowest to highest
MVS
2012	738,439	$ 12.3652	to	$16.4718	$ 9,825,386	1.86%	16.22%
2011	912,338	10.6397	to	14.1733	10,845,281	1.15	-	to	6.40
2010	202,664	14.1732			2,872,402	1.18	11.51
2009	70,008	12.7105			889,844	1.11	20.49
2008	80,947	10.5487			853,889	0.57	(32.64)
MV1
2012	50,521	17.7878			898,624	1.69	15.97
2011	47,433	15.3383			727,521	1.41	(0.29)
2010	46,811	15.3825			720,041	1.27	11.22
2009	59,070	13.8302			816,946	1.61	20.30
2008	56,591	11.4965			650,599	1.63	(32.87)
SCB
2012	64,274	11.9035	to	21.6249	973,640	0.62	14.74
2011	71,430	10.3747	to	18.8474	927,521	0.38	(4.87)
2010	22,094	19.8128			438,028	0.35	24.46
2009	23,798	15.9186			379,058	0.06	36.77
2008	26,010	11.6394			296,647	0.26	(37.99)
SC3
2012	349,753	34.0438			11,906,193	1.04	30.03
2011	355,039	26.1808			9,294,624	7.36	(7.59)
2010	338,004	28.3317			9,575,628	12.19	15.28
2009	303,257	24.5764			7,452,446	4.33	30.09
2008	300,766	18.8924			5,681,681	2.53	(44.73)
SDC
2012	173,660	11.3391			1,969,059	1.24	2.24
2011	189,824	11.0902			2,105,134	1.22	0.53
2010	116,603	11.0322			1,286,349	1.47	2.41
2009	54,955	10.7722			591,968	1.81	7.72
SGC
2012	186,059	11.8971			2,213,492	1.24	16.38
2011	187,441	10.2226			1,916,071	1.09	2.47
2010	290,220	9.9760			2,895,167	-	22.13
2009	470,535	8.1685			3,843,571	1.23	(18.31)
VMG
2012	226,639	20.3594			4,614,229	-	8.69
2011	279,113	18.7315			5,228,178	0.33	(7.12)
2010	270,025	20.1676			5,445,729	-	32.31
2009	253,684	15.2422			3,866,691	-	57.66
2008	373,569	9.6678			3,611,590	0.78	(46.77)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
NPP
2012	2,167	$ 18.2116	$ 39,416	0.46%	16.60%
2011	1,543	15.6190	24,069	-	(11.36)
2010	1,536	17.6203	27,025	0.70	15.67
2009	1,531	15.2338	23,294	2.84	56.07
2008	1,599	9.7606	15,589	0.54	(52.39)
NMC
2012	622	22.2224	13,810	-	12.41
2011	822	19.7684	16,249	-	0.47
2010	809	19.6751	15,914	-	29.10
2009	819	15.2407	12,484	-	31.60
2008	676	11.5812	7,594	-	(43.37)
NAR
2012	5,982	16.3837	98,018	0.06	15.53
2011	92,745	14.1815	1,315,268	0.66	(6.50)
2010	89,846	15.1669	1,362,689	0.69	26.18
2009	105,122	12.0198	1,263,546	1.65	46.56
2008	135,646	8.2012	1,112,465	1.27	(45.82)
NLM
2012	24,889	16.6223	413,793	3.02	4.61
2011	28,864	15.8905	458,742	3.99	0.29
2010	23,041	15.8447	365,153	5.21	5.28
2009	13,582	15.0494	204,487	11.52	13.33
2008	6,246	13.2797	83,017	4.15	(13.43)
OCF
2012	138,431	13.5256	1,872,413	0.66	14.12
2011	508,147	11.8522	6,022,710	0.49	(1.15)
2010	1,049,466	11.9900	12,583,147	0.18	9.42
2009	1,058,426	10.9581	11,598,393	0.28	44.52
2008	899,728	7.5825	6,822,231	0.14	(45.52)
OGS
2012	70,780	17.9802	1,272,630	2.43	21.26
2011	217,141	14.8273	3,219,604	1.16	(8.29)
2010	240,513	16.1675	3,888,485	1.46	15.96
2009	347,047	13.9418	4,838,461	2.19	39.77
2008	351,432	9.9746	3,505,419	1.41	(40.19)
OSC
2012	30,261	17.9377	542,802	0.65	17.99
2011	159,108	15.2031	2,418,931	0.65	(2.21)
2010	208,857	15.5470	3,247,103	0.52	23.41
2009	175,797	12.5983	2,214,742	0.86	37.20
2008	190,358	9.1827	1,747,995	0.46	(37.83)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)
	At December 31					For year ended December 31
						Investment
	Units	Unit Value				Income	Total
	Outstanding	lowest to highest			Net Assets	Ratio1	Return2
PCR
2012	155,994	$ 12.0446			$ 1,878,891	2.74%	5.39%
2011	136,525	11.4286			1,560,292	14.70	(7.56)
2010	22,637	12.3630			279,857	18.35	21.56
PMB
2012	104,253	17.2777	to	34.6206	1,856,057	4.93	17.90
2011	96,174	14.6541	to	29.3634	1,457,250	5.36	6.33
2010	59,010	27.6151			859,432	4.95	12.17
PRR
2012	1,880,953	19.7259			37,088,693	1.10	8.76
2011	1,751,159	18.1368			31,749,083	2.10	11.68
2010	1,488,327	16.2401			24,163,942	1.45	8.11
2009	1,288,845	15.0218			19,355,819	2.85	18.39
2008	1,115,487	12.6880			14,153,243	3.53	(7.05)
PTR
2012	3,082,057	19.1871			59,062,317	2.63	9.60
2011	4,819,074	17.5060			84,305,359	2.64	3.61
2010	4,681,313	16.8958			79,043,557	2.43	8.12
2009	4,195,953	15.6274			65,540,706	5.23	14.07
2008	3,473,090	13.6996			47,567,668	4.42	4.80
SCP
2012	616,628	14.0083			8,637,929	0.13	12.50
2011	553,894	12.4518			6,897,023	0.39	(3.28)
2010	349,319	12.8745			4,497,343	0.13	20.52
2009	272,540	10.6823			2,911,390	-	35.20
2008	229,176	7.9010			1,810,736	0.84	(27.18)
RX1
2012	30	9.5878			300	-	22.25
2011	34	7.8431			291	-	(1.17)
2010	38	7.9357			345	-	19.96
2009	40	6.6150			311	0.03	35.51
2008	3,006	4.8817			14,672	0.41	(54.47)
SBB
2012	-	-			-	0.10	11.79
SCM
2012	-	-			-	3.65	13.35
2011	16,754	14.1198			236,558	0.84	1.58
2010	19,097	13.9000			265,444	-	16.76
2009	25,188	11.9048			299,859	1.03	21.09
2008	36,215	9.8317			356,052	0.70	(37.06)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)
	At December 31					For year ended December 31
						Investment
	Units	Unit Value				Income	Total Return2
	Outstanding	lowest to highest			Net Assets	Ratio1	lowest to highest
SC7
2012	-	$ -			$ -	1.85%	10.40%
2011	53,849	9.0293	to	15.6926	516,088	0.87	(3.77)
2010	54,346	16.3074			546,629	0.51	12.92
SLC
2012	-	-			-	1.66	10.20
2011	232,807	8.7955			2,047,666	0.64	(6.15)
2010	242,251	9.3719			2,270,369	-	17.19
2009	334,206	7.9975			2,672,805	0.71	(20.03)
SPC
2012	-	-			-	6.40	13.22
2011	359,327	12.5553			4,502,277	7.46	4.28
2010	393,916	12.0400			4,735,076	7.49	12.70
2009	566,125	10.6827			6,042,282	8.07	6.83
SC5
2012	-	-			-	0.20	17.25
2011	214,124	9.8012	to	23.5273	4,846,002	0.06	(7.78)
2010	201,379	25.5134			5,138,442	0.05	23.17
2009	232,789	20.7139			4,801,649	0.03	30.07
2008	261,330	15.9246			4,145,958	0.18	(35.14)
SC2
2012	-	-			-	2.40	6.44
2011	246,998	18.6756			4,608,658	3.63	7.07
2010	229,436	17.4426			3,998,519	3.53	7.69
2009	235,729	16.1974			3,815,560	4.52	21.05
2008	219,218	13.3813			2,932,281	5.64	(12.50)
SC1
2012	-	-			-	0.08	0.08
2011	808,417	11.9328			9,633,672	0.15	0.15
2010	1,022,981	11.9152			12,176,041	0.18	0.19
2009	799,225	11.8926			9,491,947	0.26	0.25
2008	3,584,772	11.8633			42,514,382	2.25	2.25
TBC
2012	1,764,125	11.8469	to	16.1838	24,994,990	0.18	18.26
2011	1,117,070	10.0176	to	13.6848	12,437,263	-	0.18	to	1.52
2010	225,185	13.4806			3,034,936	-	16.39
2009	169,422	11.5823			1,961,693	-	42.18
2008	134,858	8.1460			1,098,136	0.12	(42.51)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)
	At December 31			For year ended December 31
				Investment
	Units	Unit		Income	Total
	Outstanding	Value	Net Assets	Ratio1	Return2
REI
2012	1,257,556	20.1858	$ 25,384,982	2.17%	17.15%
2011	1,252,501	17.2309	21,581,943	1.76	(0.71)
2010	1,247,608	17.3548	21,652,181	1.98	5.02
2009	1,121,775	15.0885	16,926,551	1.99	25.60
2008	1,581,165	12.0130	18,994,624	2.45	(36.11)
RNA
2012	455,786	15.5115	7,070,006	0.51	13.12
2011	442,841	13.7122	6,072,330	0.41	(1.07)
2010	9,764	13.8606	135,333	0.18	19.65
2009	11,735	11.5842	135,935	-	49.76
2008	9,164	7.7349	70,881	-	(38.24)
USC
2012	131,619	13.4186	1,766,141	0.32	20.02
2011	131,077	11.1807	1,465,536	-	(3.49)
2010	116,577	11.5854	1,350,590	-	23.35
2009	97,811	9.3921	918,654	-	42.23
2008	74,422	6.6036	491,454	-	(39.68)

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the total return for the year indicated, including changes in value of the underlying mutual fund, and expenses assessed through the reduction of units.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

INDEPENDENT AUDITORS' REPORT
To the Board of Directors of
Sun Life Assurance Company of Canada (U.S.)
1 Sun Life Executive Park
Wellesley, Massachusetts 02481

We have audited the accompanying statutory-basis financial statements of Sun Life Assurance Company of Canada (U.S.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital stock and surplus, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 of the statutory-basis financial statements, the statutory-basis financial statements are prepared by Sun Life Assurance Company of Canada (U.S) using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Delaware.

The effects on the statutory-basis financial statements of the variances between the regulatory basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position Sun Life Assurance Company of Canada (U.S.) as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Regulatory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware as described in Note 1 to the statutory-basis financial statements.

Emphasis-of-Matter

As discussed in Note 1 to the statutory-basis financial statements, in 2012, the Company adopted Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.

Other Matter

As discussed in Note 2 to the statutory-basis financial statements, the accompanying statutory-basis financial statements reflect significant balances and transactions with affiliates. The Company’s admitted assets, liabilities, and capital stock and surplus and results of its operations and cash flows may have been different if these balances and transactions had been with unrelated parties.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTS of admitted assets, liabilities and capital stock and surplus
AS OF DECEMBER 31, 2012 and 2011 (in thousands except share and per share data)

ADMITTED ASSETS	2012	2011	LIABILITIES, CAPITAL STOCK AND SURPLUS	2012	2011
GENERAL ACCOUNT ASSETS:			GENERAL ACCOUNT LIABILITIES:
Debt securities	$7,308,199	$7,455,226	Aggregate reserve for life contracts	$6,750,774	$7,300,954
Preferred stocks	23,000	23,330	Liability for deposit type contracts	1,128,331	1,159,839
Common stocks	414,206	372,408	Contract claims	19,805	20,040
Mortgage loans on real estate	814,612	967,480	Other amounts payable on reinsurance	789	10,322
Properties occupied by the Company	-	57,588	Interest maintenance reserve	64,711	36,660
Properties held for the production of income	100,798	127,027	Commissions to agents due or accrued	7,949	8,223
Properties held for sale	93,033	-	General expenses due or accrued	20,733	20,812
Cash, cash equivalents and short-term investments	341,431	747,160	Transfers from Separate Accounts due or accrued	(861,565)	(953,501)
Contract loans	564,071	582,575	Taxes, licenses and fees due or accrued	11,545	15,438
Derivatives	312,424	415,679	Unearned investment income	114	39
Other invested assets	121,773	121,291	Amounts withheld or retained by the Company	722	248
Receivable for securities	3,382	3,844	Remittances and items not allocated	1,581	6,683
Investment income due and accrued	100,290	114,019	Borrowed money and accrued interest thereon	100,002	118,005
Amounts recoverable from reinsurers	34,077	10,178	Asset valuation reserve	47,141	188,181
Current federal and foreign income tax recoverable	36,749	6,076	Payable for securities	1,030	-
Net deferred tax asset	161,198	215,031	Reinsurance in unauthorized companies	14	8
Receivables from parent, subsidiaries and affiliates	70,954	54,033	Funds held under coinsurance	1,659,347	1,740,875
Other assets	12,588	5,832	Derivatives	182,053	132,639
			Other liabilities	142,310	158,443
Total general account assets	10,512,785	11,278,777	Total general account liabilities	9,277,386	9,963,908
SEPARATE ACCOUNT ASSETS	31,948,727	31,623,647	SEPARATE ACCOUNT LIABLITIES	31,948,272	31,623,245
			Total liabilities	41,225,658	41,587,153

			CAPITAL STOCK AND SURPLUS:
			Common capital stock, $1,000 par value - 10,000 shares
			authorized; 6,437 shares issued and outstanding	6,437	6,437
			Surplus notes	565,000	565,000
			Special surplus funds	-	71,677
			Gross paid in and contributed surplus	2,588,377	2,588,377
			Unassigned funds	(1,923,960)	(1,916,220)
			Total surplus	1,229,417	1,308,834
			Total capital stock and surplus	1,235,854	1,315,271

			TOTAL LIABILITIES, CAPITAL STOCK AND
TOTAL ADMITTED ASSETS	$42,461,512	$42,902,424	SURPLUS	$42,461,512	$42,902,424

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTS of operations
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 and 2010 (in thousands)

	2012	2011	2010
INCOME:
Premiums and annuity considerations	$415,915	$3,230,219	$3,466,690
Considerations for supplementary contracts with life contingencies	18,123	11,474	14,627
Net investment income	613	605,357	319,475
Amortization of interest maintenance reserve	13,396	15,205	18,734
Commissions and expense allowances on reinsurance ceded	(557)	1,789	8,016
Reserve adjustments on reinsurance ceded	170	3,115	(14,400)
Income from fees associated with investment management,
administration and contract guarantees from Separate Accounts	539,845	524,948	495,388
Other income	134,495	129,179	118,810

Total Income	1,122,000	4,521,286	4,427,340

BENEFITS AND EXPENSES:
Death benefits	35,535	29,376	26,859
Annuity benefits	756,487	765,760	415,009
Surrender benefits and withdrawals for life contracts	2,781,813	2,713,462	2,825,593
Interest and adjustments on contracts or deposit-type contract funds	(5,342)	2,747	50,383
Payments on supplementary contracts with life contingencies	11,929	12,561	22,829
(Decrease) increase in aggregate reserves for life and accident and
health policies and contracts	(550,180)	380,852	(629,999)

Total Benefits	3,030,242	3,904,758	2,710,674

Commissions on premiums and annuity considerations (direct
business only)	109,722	272,446	273,819
Commissions and expense allowances on reinsurance assumed	131	132	122
General insurance expenses	152,556	207,334	198,137
Insurance taxes, licenses and fees, excluding federal income taxes	10,032	16,522	9,971
Net transfers (from) to Separate Accounts	(2,215,192)	463,339	1,064,578
Aggregate write-ins for deductions	76,306	80,010	97,772

Total Benefits and Expenses	1,163,797	4,944,541	4,355,073

Net (loss) gain from operations before federal income taxes and
net realized capital losses	(41,797)	(423,255)	72,267

Federal income tax benefit, excluding tax on
capital losses	(84,977)	(37,926)	(25,108)

Net gain (loss) from operations after federal income taxes and
before net realized capital losses	43,180	(385,329)	97,375

Net realized capital losses less capital gains tax and
transfers to the interest maintenance reserve	(443,936)	(131,722)	(233,177)

NET LOSS	$(400,756)	$(517,051)	$(135,802)

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTS of changes in capital stock and surplus
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 and 2010 (in thousands)

	2012	2011	2010

CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$1,315,271	$1,879,856	$1,749,839

Net loss	(400,756)	(517,051)	(135,802)

Change in net unrealized capital gains (losses), net of deferred income tax	158,563	230,011	191,534

Change in net unrealized foreign exchange capital (loss) gain	3,872	(5,354)	6,017

Change in net deferred income tax	(287,767)	169,379	52,182

Change in non-admitted assets	355,645	(40,194)	39,519

Change in liability for reinsurance in unauthorized companies	(7)	(8)	286

Change in asset valuation reserve	141,040	(106,042)	(48,955)

Changes in Separate Account surplus	54	(13)	62

Cumulative effect of changes in accounting principles (Note 1)	21,800	-	-

Dividends to stockholders	-	(300,000)	-

Stock option excess tax benefit	(184)	982	569

Surplus change from SSAP 10R	(71,677)	3,705	13,294

Aggregate write-ins for gains and (losses) in surplus (Note 1)	-	-	11,311

CAPITAL STOCK AND SURPLUS, END OF YEAR	$1,235,854	$1,315,271	$1,879,856

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTs OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 and 2010 (IN THOUSANDS)

	2012	2011	2010

CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$428,308	$3,261,075	$3,517,842
Net investment income	492,927	508,625	570,144
Miscellaneous income	707,003	671,323	697,430
Total receipts	1,628,238	4,441,023	4,785,416

Benefits and loss related payments	3,768,957	3,632,429	3,473,268
Net transfers (from) to Separate Accounts	(2,307,128)	528,821	1,213,069
Commissions, expenses paid and aggregate write-ins for deductions	277,329	497,711	541,253
Federal and foreign income taxes received	(56,336)	(30,269)	(80,273)
Total payments	1,682,822	4,628,692	5,147,317
Net cash from operations	(54,584)	(187,669)	(361,901)

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received	2,404,110	3,278,741	3,074,116
Cost of investments acquired	(2,642,421)	(1,865,311)	(3,177,296)
Net increase in contract loans and premium notes	18,509	6,378	5,356
Net cash from investments	(219,802)	1,419,808	(97,824)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Capital and paid in surplus, less treasury stock	-	-	400,000
Borrowed funds	(18,003)	(99,998)	(100,002)
Net deposits on deposit-type contracts and other liabilities	(64,737)	(1,298,514)	(962,633)
Dividends to stockholders	-	(300,000)	-
Other cash (used) provided	(48,603)	6,567	57,550
Net cash from financing and miscellaneous sources	(131,343)	(1,691,945)	(605,085)

Net increase in cash, cash equivalents, and short-term investments	(405,729)	(459,806)	(1,064,810)

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	747,160	1,206,966	2,271,776

End of year	$341,431	$747,160	$1,206,966

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES

During the years ended December 31, 2012, 2011 and 2010, the Company recorded the following non-cash activity: exchanges of debt securities of  $19.0 million, $49.0 million and $68.9 million, respectively, and transfers of mortgages to other invested assets of $41.1 million, $23.4 million and $30.5 million, respectively. During the years ended December 31, 2011 and 2010, the Company recorded the following non-cash activity: transfers of bonds to preferred stock of $16.0 million and $13.4 million, respectively, and transfers of other invested assets to real estate of $28.9 million and $2.0 million, respectively.  During the year ended December 31, 2010, the Company also transferred $7.1 million of bonds to other invested assets.

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the “Company”) is a stock life insurance company incorporated under the laws of Delaware.  The Company is a direct wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. (the “Parent”).  The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”) and is an indirect wholly-owned subsidiary of Sun Life Financial, Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.  In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York (“SLNY”), is authorized to transact business in the State of New York. The business of the Company and its subsidiaries includes a variety of wealth accumulation products, protection products and institutional investment contracts.  These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, group life, group disability, group dental and group stop loss insurance and funding agreements.

In the normal course of business, the Company and its subsidiaries reinsure portions of their life insurance, annuity, group life insurance, group disability income and group stop loss exposure with both affiliated and unaffiliated companies using traditional indemnity reinsurance agreements.

On December 17, 2012, SLF announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC, including all of the issued and outstanding shares of stock of the Company (the “Sale Transaction”).  The Sale Transaction is expected to close by the end of the second quarter of 2013, subject to regulatory approvals and customary closing conditions.  In connection with the Sale Transaction, the Company is seeking regulatory approval for certain affiliated transactions, including those described in Notes 2, 3, 5, 9 and 15.

During the first quarter of 2012, the Company and its wholly-owned subsidiary, SLNY, received all necessary insurance regulatory approvals to amend the fixed investment option period in their combination fixed and variable annuity contracts and other contracts to remove any negative market value adjustment (“MVA”) that can decrease the amount of the withdrawal proceeds. (Refer to Note 12 for additional information concerning the MVA Contracts.) The Company and SLNY filed amendments to the associated registration statements to include the contract amendments and to remove from registration any fixed investment options that remained unsold. The SEC declared the associated amended registration statements effective on March 22, 2012. As a result of the foregoing, the fixed investment option period in the contracts is no longer considered a “security” under the Securities Act of 1933, and the Company subsequently filed Forms 15 on March 23, 2012 to provide notice of suspension of its duty to file reports under Section 15(d) of the Securities Exchange Act of 1934. No other changes were made to the contracts, and all other terms and conditions of the contracts remain unchanged. The contract amendments described above did not have a material impact on the Company’s financial position.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

On December 12, 2011, SLF announced the completion of a major strategic review of its businesses. As a result of this strategic review, SLF announced that it would close its domestic U.S. variable annuity and individual life products to new sales effective December 30, 2011.

Existing legal, business and contractual requirements called for the Company to, among other things, continue accepting limited applications for (1) certain private placement variable annuities until mid-2012, and (2) new employees of corporate-owned life insurance (“COLI”) customers. Subject to these and other existing obligations, the Company ceased writing all other COLI new business effective January 31, 2012 and all other individual life and annuities new business effective December 31, 2011. The Company, through its subsidiary, SLNY, continues to offer group life, group disability, group dental and group stop loss insurance.

The decision to stop selling variable annuity and individual life products did not impact existing customers and their policies.  The Company continues to provide service to its policyholders, while focusing on the profitability, capital efficiency and risk management of its in-force business.  The Company will continue to earn revenue and to provide policyholder benefits on its in-force business.

Of the one-time restructuring costs on a pre-tax basis associated with the discontinuation of these product lines, $11.7 million was allocated to the Company. The restructuring costs related primarily to employee severance and other employee benefits, which were paid in the form of cash expenditures.

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”).  The Department recognizes only statutory accounting principles prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Delaware Insurance Law.  The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted principles by the State of Delaware.  As of December 31, 2009 and until withdrawn, the Company has received a permitted practice from the Insurance Commissioner of the State of Delaware related to Statement of Statutory Accounting Principles (“SSAP”) No. 97 Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP No. 97”), specifically paragraph 8.b.i to record the unaudited statutory equity of a subsidiary, Independence Life and Annuity Company (“ILAC”), as an admitted asset.  ILAC is not required to prepare audited financial statements under regulations adopted in its state of domicile, Delaware.  Note, effective December 10, 2012, after receiving regulatory approval, ILAC redomesticated from the State of Rhode Island to the State of Delaware. The Company would not have triggered a regulatory event if the permitted practice had not been used.  Effective Q1 2013, ILAC was distributed to the Parent.  Refer to Note 19 for additional information.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

A reconciliation of the Company’s capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware is shown below.  There is no difference in the Company’s net loss between NAIC SSAP and practices prescribed and permitted by the State of Delaware.

(In Thousands)	State of Domicile	2012	2011	2010

SURPLUS

Company state basis	Delaware	$1,235,854	$1,315,271	$1,879,856

State Permitted Practice that increase/(decrease) NAIC SAP: unaudited subsidiary	Delaware	64,186	61,818	58,579

NAIC SAP		$1,171,668	$1,253,453	$1,821,277

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”).  The more significant differences that affect the Company are as follows:

Under statutory accounting principles, financial statements are not consolidated.  Investments in domestic life insurance subsidiaries, as defined by SSAP No. 97 are carried at their net statutory-basis equity value.  The changes in value are recorded directly to surplus.  Non-public, non-insurance subsidiaries and controlled partnerships are carried at GAAP equity value. Dividends paid by subsidiaries to the Company are included in the Company’s net investment income.

Statutory accounting principles do not recognize the following assets or liabilities, which are recognized under GAAP: deferred policy acquisition costs, unearned premium reserve and statutory non-admitted assets. Deferred policy acquisition costs do create a temporary tax difference as disclosed in Note 15.  An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP.  Methods for calculating real estate investment valuation allowances differ under statutory accounting principles and GAAP.  Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP.  There are certain limitations on net deferred tax assets under statutory accounting principles. The MVA annuity products are classified within the General Account under GAAP, but are classified within the Separate Account under statutory accounting principles.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at aggregate fair value.  Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities and changes in unrealized gains and losses on trading securities are recorded in net investment income.  Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

RECONCILIATION OF STATUTORY FINANCIAL STATEMENTS, AS FILED, AND AUDITED
STATUTORY BASIS FINANCIAL STATEMENTS

Each year the Company files its annual statutory financial statements on March 1.  Subsequent to this filing, the annual independent audit of the statutory financial statements is performed.  Presented below is a reconciliation of amounts reported in the annual statement and those amounts reported in the audited statutory-basis financial statements for the year ended December 31, 2012. Total admitted assets and liabilities were reduced by $64.9 million due to a separate account balance sheet reclass.  There was no change to surplus, net income or cash flows.

(In Thousands)
	As reported in the Annual Statement	Adjustment	As reported herein

Total Admitted Assets	$42,526,371	$(64,859)	$42,461,512
Total Liabilities	(41,290,517)	64,859	(41,225,658)
Total Capital & Surplus	$1,235,854	$-	$1,235,854

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.  It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, liability for deposit-type contracts, deferred income taxes, provision for income taxes and other-than-temporary-impairments (“OTTI”) of investments.

CORRECTION OF ERRORS

Adjustments were recorded during 2011 to correct the Company’s prior year contract loan balances which were overstated due to inaccurate interest rates on certain loan balances related to single premium whole life (“SPWL”) policies. The adjustments were as follows: a decrease to Contract loans of $107.2 million, an

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

increase to Amounts recoverable from reinsurers of $3.0 million, an increase to Other liabilities of $2.3 million, and a decrease to Funds held under coinsurance of $106.5 million. These adjustments did not have an impact on surplus or net income for the current period or prior period, due to the 100% funds-withheld reinsurance agreement with the United States Branch of the Company’s affiliate, Sun Life Assurance Company of Canada “(SLOC)”

During 2010, the Company discovered the following error related to the prior period: Commissions to agents due or accrued and Commissions on premiums and annuity considerations were overstated by $17.4 million.  This error has been adjusted and recorded, net of tax, in “Aggregate write-ins for gains and losses in surplus” for the year ended December 31, 2010 in the amount of $11.3 million.

RECLASSIFICATIONS

During 2011, the Company changed its classification for certain perpetual debt instruments from bonds to preferred stock.  The classification change was made for assets where distributions and/or redemptions were at the sole discretion of the issuer.  The statement values of these assets were $16.0 million at December 31, 2011 and $13.4 million at December 31, 2010.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-based financial statements:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       (CONTINUED)

INVESTMENTS

Debt Securities

Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are carried at amortized cost using the scientific method, except for those securities where the NAIC rating has fallen to 6 and the fair value has fallen below amortized cost, in which case they are carried at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, a third-party vendor for each security type was appointed by the NAIC to develop a revised NAIC rating methodology to be used for December 31, 2010 and thereafter.  The ratings for these RMBS and CMBS securities were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges provided by the third-party vendors corresponding to each NAIC designation.  Comparisons were initially made to the model based on amortized cost.  Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating.  The net impact to surplus and unrealized gain/loss within surplus for the CMBS securities when placed under regulatory review at December 31, 2010 was a loss of $38.1 million.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities – Revised (“SSAP No. 43R”), was modified in 2011 to include within the category of ABS certain debt securities that were previously classified by the Company as issuer obligations.  The types of securities reclassified under the revised definition included certain equipment trust certificates, guaranteed contracts, secured leases and secured contracts. Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable.  For debt securities subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition.  If the collection of all contractual cash flows is not probable, an OTTI may be indicated.  The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks with an NAIC designation of 1 through 3 are carried at amortized cost.  Those with NAIC designations of 4 through 6 are carried at the lower of amortized cost or fair value.  Common stocks are carried at fair value except investments in subsidiaries.  The latter are carried based on the underlying statutory equity of the subsidiary.  The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97 with the exception of the permitted practice granted by the Commissioner discussed previously. The Company has ownership interests in joint ventures and partnerships which are carried at values based on the underlying equity of the investee in accordance with SSAP No. 48 Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”), and SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments (“SSAP No. 93”).  Audited financial statements are received on an annual basis.  OTTI on stocks is evaluated under the methodology described in Note 3.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loan’s trade date, which is the date that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statement of Operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method.  Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus.  Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income.  However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Real Estate

Real Estate includes properties held for investment and properties held for sale. Real estate held for investment is stated at depreciated cost using the straight-line method net of encumbrances.  Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and disposition costs.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus.  The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

Derivatives

As part of the Company’s overall risk management policy, the Company uses interest rate swaps, over the counter (“OTC”) and listed options, exchange traded futures, currency forwards, currency swaps and swaptions.  Interest rate swaps are used to adjust asset duration and to better match interest rates earned on long-term fixed rate assets with interest credited to policyholders.  Interest rate swaps, purchased prior to January 1, 2003, are financial instruments with off-balance sheet risk.  Swaps purchased on January 1, 2003 and after are stated at fair value and changes in fair value are recorded through unrealized gains/losses within surplus.  Since October 1, 2008, the Company also utilizes interest rate swaps to hedge interest rate risk arising from the variability of cash flows due to certain variable rate funding agreements. These swaps are designated as cash flow hedges. Interest rate swaps that qualify for hedge accounting treatment are recognized in a manner consistent with the hedged item, at amortized cost.  At the date of designation, the fair value of the associated interest rate swap which had previously been recorded as an unrealized loss to surplus is fixed with subsequent amortization into income through the related policy’s maturity date. In the event a swap is not proven highly effective it is stated at fair value and then changes in fair value are recorded through unrealized gains/losses within surplus.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

The Company utilizes OTC put options and exchange traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company's variable annuities.  These options are stated at fair value.  Changes in fair value for options purchased prior to January 1, 2003 are recorded in net investment income. Changes in fair value for options purchased on January 1, 2003 and after are recorded in unrealized gains/losses within surplus.  The Company also purchases OTC and listed call options and exchange traded futures on the S&P 500 Index and other indices to economically hedge its obligation under certain fixed indexed annuity contracts.  The interest credited on these 1, 3, 5, 7 and 10 year term products are based on the changes in the S&P 500 Index.

The Company uses currency swaps to hedge against the risk of fluctuations in foreign currency exchange rates.  Currency swaps are marked to market.  Changes in fair value are recorded as unrealized gains/losses  within surplus.  Swaptions are utilized by the Company to hedge exposure to interest rate risk.  At the trade settlement date of a swaption, a premium is paid to the counterparty and recorded as an asset.  At expiration, swaptions either cash settle for value, settle into an interest rate swap or expire worthless. Swaptions are marked to market and changes in fair value are recorded in unrealized gains/losses (surplus).  Credit valuation adjustments (“CVAs”) are necessary to properly reflect the component of fair value of derivative instruments that arises from default risk.  CVAs are based on a methodology that uses credit default swap (“CDS”) spreads as a key input in determining an implied level of expected loss over the total life of the derivative contact. Where no observable CDS spreads are available, the counterparty’s or the Company’s credit spreads derived from bond yields are used instead.  CVAs are intended to achieve a fair value of the underlying contracts and are normally based on publicly available information. The CVAs also take into account contractual factors designed to reduce the Company’s credit exposure to each counterparty, such as collateral and legal rights of offset. CVAs are not recorded for interest rate swaps used as cash flow hedges when proven highly effective.

POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amounts reported are based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.

The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.  Refer to Note 15 of the Company’s financial statements for further discussion of the Company’s income taxes.

INCOME AND EXPENSES

Life premiums are recognized as income over the premium paying period of the related policies.  Annuity considerations are recognized as revenue when received.  Expenses, such as commissions and other costs applicable to the acquisition of new business, are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits (the “variable separate accounts”). Contracts for which funds are invested in the variable separate accounts include individual and group life and annuity contracts.

The Company has also established non-unitized separate accounts for certain MVA fixed annuities including those for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets of the non-unitized separate account are not legally insulated from the Company’s general account and can be used to satisfy general account liabilities.  See Note 12 for additional information.

Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable separate accounts are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the variable separate accounts are carried at fair value. The investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable separate accounts.

The activity of the separate accounts is not reflected in the Company’s financial statements except for the following:

• The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       (CONTINUED)

•           The activity related to the guaranteed minimum death benefit (“GMDB”), guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”), which is reflected in the Company’s financial statements.

•           Premiums and withdrawals with offsetting transfers to/from the separate accounts are reflected in the Statement of Operations.

•           Transfers from the separate accounts due and accrued, which include accrued expense allowances receivable from the variable separate accounts and the aggregate surplus (income) due and accrued from MVA contracts.

• The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable separate accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Effective January 1, 2012, the NAIC adopted SSAP No. 101. Under SSAP No. 101, deferred tax assets are admitted based on a realization threshold limitation table. The Company recorded the following changes in surplus as a result of the adoption:

(In Thousands)

Reclassification of SSAP No. 10R
write-in within surplus	$71,677

Change in non-admitted DTA
as a result of adoption	(49,877)

Cumulative effect of change
in accounting principle	$21,800

Prior to the adoption of SSAP No. 101, the Company accounted for income taxes under SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (“SSAP No. 10R”), which provided for a three-year reversal period and 15% of adjusted surplus.  The application of SSAP No. 10R resulted in an increase of $71.7 million and $68.0 million in the Company’s surplus at December 31, 2011 and 2010, respectively.

Effective January 1, 2012, the NAIC revised the disclosure requirements of SSAP No. 100, Fair Value Measurements, to clarify the disclosures of the fair value of financial instruments. The changes in the disclosures have been reflected in Note 13.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       (CONTINUED)

Effective December 31, 2011, the NAIC adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”).   SSAP No. 5R requires entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote.  Guarantees made to/or on behalf of a wholly-owned subsidiary, and inter-company and related party guarantees that are considered “unlimited” are exempted from the initial liability recognition.  As such, the guidance did not have a significant impact upon adoption.  The additional disclosures required by SSAP No. 5R have been incorporated in Note 2.

Effective January 1, 2011, the NAIC adopted changes to SSAP No. 43R, Loan-backed and Structured Securities, Revised (“SSAP No. 43R”).  These changes included broadening the definition of loan-backed and structured securities and clarification of the requirement to bifurcate realized gains and losses between the asset valuation reserve (“AVR”) and the interest maintenance reserve (“IMR”).  Neither of the changes had a material impact on the Company's statutory-basis net income or surplus.

Effective January 1, 2011, the NAIC adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). SSAP No. 35R modifies the conditions required before recognizing liabilities for insurance-related assessments. The liability is not recognized until the event obligating an entity to pay an imposed or probable assessment has occurred. The adoption of SSAP No. 35R did not have a significant impact on the financial statements of the Company.

Accounting Standards Not Yet Adopted

Effective December 31, 2013, the NAIC adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 103”). SSAP No. 103 replaces SSAP No. 91R of the same name and establishes new conditions for when a transferred financial asset is accounted for as a sale in addition to removing the concept of a qualifying special-purpose entity. The adoption of the standard is not expected to have a significant impact on the financial statements of the Company.

2.   RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates.  Management believes intercompany revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  Below is a summary of significant transactions with affiliates.

As of December 31, 2012, the Company directly or indirectly owned all of the outstanding shares or members interest of the following entities, all of which are recorded as investments in subsidiaries in the Company’s statutory-basis financial statements: SLNY, the business of which includes individual fixed and variable annuity contracts, group life, group disability, group dental, group stop loss  and individual life insurance in New York; ILAC, a Delaware life insurance company that sold variable life insurance products and fixed annuities; Clarendon Insurance Agency, Inc., a registered broker-dealer; 7101 France Avenue, LLC; Sun MetroNorth, LLC; SL Investment DELRE Holdings 2009-1, LLC; SLF Private Placement Investment Company I, LLC and SLNY Private Placement Investment Company I, LLC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

SLF Private Placement Investment Company I, LLC and SLNY Private Placement Investment Company I, LLC are carried at a zero equity value.

In December 2012, the Company’s Board of Directors approved the extraordinary distribution of all of the issued and outstanding shares of ILAC to the Parent. The Company received regulatory approval for the distribution, and ILAC was distributed effective January 1, 2013.  Refer to Note 19.  In addition, SLNY Private Placement Investment Company I, LLC, which was carried at a zero equity value, was cancelled during the fourth quarter of 2012.  During 2011, Sun Parkaire Landing, LLC was dissolved.  The value of real estate transferred to held for production of income was $18.5 million.

Summarized combined financial information of the Company’s subsidiaries, which are included in common stocks and other invested assets in the accompanying financial statements on an equity basis, are as follows:

	Years Ended December 31,
(In Thousands)	2012	2011

Assets	$3,733,791	$3,700,561
Liabilities	3,239,634	3,264,337
Total net assets	$494,157	$436,224

Total revenues	$272,476	$508,828
Operating expenses	216,718	505,876
Income tax expense	16,379	919
Net gain	$39,379	$2,033

The Company does not own shares of an upstream intermediate entity or ultimate parent, directly or indirectly, via a downstream subsidiary, controlled, or affiliated entity.

In accordance with SLF’s strategy, SLNY also closed its variable annuity and individual life products to new sales effective December 30, 2011, with certain exceptions.  (See Note 1.)

Reinsurance Related Agreements

As more fully described in Note 9, the Company is party to several reinsurance transactions with SLOC and other affiliates.

In December 2012, in connection with the Sale Transaction, the Company’s Board of Directors of the Company approved the recapture of 100 percent of the risks under certain SPWL policies that are currently reinsured to its affiliate, SLOC, pursuant to a December 31, 2003 reinsurance agreement.  The transaction was recorded during the first quarter of 2013.  See Note 19 for further details.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company  has a reinsurance agreement with Sun Life Reinsurance (Barbados) No. 3 Corp. (“BarbCo 3”), an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld and a modified coinsurance basis.

Effective January 1, 2010, the Company and BarbCo 3 amended the agreement to include coverage of certain corporate and bank-owned variable universal life and private placement variable universal life insurance cases sold between December 31, 2009 and March 31, 2010, inclusive.  Reinsurance coverage continued for all cases sold prior to April 1, 2010.  However, cases sold on or after April 1, 2010 have not been reinsured.  This amendment also enabled the Company to discontinue reinsuring a portion of the covered business that was previously reinsured on a modified coinsurance basis, effective April 1, 2010.  The discontinuance of the business reinsured on a modified coinsurance basis did not have a material impact on the Company’s financial statements.

Capital Transactions

The Company did not receive any capital contributions from the Parent during the years ended December 31, 2012, 2011 and 2010.  No dividends were paid during the year ended December 31, 2012. During the year ended December 31, 2011, the Company paid an extraordinary cash dividend of $300.0 million to the Parent. No dividends were paid during the year ended December 31, 2010.

During 2012 and 2011, the Company contributed to its subsidiary, SL Investment DELRE Holdings 2009-1, LLC, mortgages with a book value and fair value of approximately $41.1 million and 23.4 million, respectively.

Debt and Surplus Note Transactions

As of December 31, 2011 and 2010, the Company had an $18.0 million outstanding promissory note that was originally issued to Sun Life (Hungary) Group Financing Limited Company (“Sun Life (Hungary) LLC”), an affiliate, for which the Company paid interest semi-annually.  On June 2, 2011, Sun Life (Hungry) LLC sold the $18.0 million note to SLOC.  With the exception of the change in lenders, this transaction did not have any impact on the terms of the promissory note.  Effective June 2, 2011, the Company began paying the related interest to SLOC. On June 29, 2012, the Company paid the $18.0 million of outstanding principal, plus $0.5 million in accrued interest to SLOC due to the maturity of the note.  Related to this note, the Company incurred interest expense of $0.5 million for the year ended December 31, 2012 and $1.0 million for each of the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2012, and 2011, the Company had $565.0 million of surplus notes payable to Sun Life Financial (U.S.) Finance Inc., an affiliate.  During 2012, the Company applied for and received approval from the Delaware Department of Insurance for certain modifications to two surplus notes payable to Sun Life Financial (U.S.) Finance, Inc. The modifications extended the maturity dates on both surplus notes from December 15, 2015 to December 15, 2032, changed the interest rates from 6.125% per annum and 7.25% per annum to 7.626% and modified the prepayment language in both surplus notes. These changes were effective October 1, 2012.  The Company expensed $42.7 million for interest on these surplus notes for year ended December 31, 2012 and $42.6 million for each of the years ended December 31, 2011 and 2010, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

Institutional Investments Contracts

On September 12, 2006, the Company issued two floating rate funding agreements totaling $900.0 million to Sun Life Financial Global Funding III, L.L.C. (“LLC III”) which will mature on October 6, 2013.  On April 7, 2008, the Company issued a third floating rate funding agreement totaling $5.8 million to LLC III, which matured on December 1, 2011.  The Company paid $5.9 million to LLC III, including $0.01 million in interest due to the maturity of the third funding agreement.  Total interest credited for these three funding agreements was $7.3 million, $5.9 million and $6.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.  On September 19, 2006, the Company also issued a $100.0 million floating rate demand note payable to LLC III.  For interest on this demand note, the Company expensed $0.8 million for year ended December 31, 2012 and $0.7 million for each of the years ended 2011 and 2010, respectively. The Company has entered into an interest rate swap agreement with LLC III with an aggregate notional amount of $900.0 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On May 17, 2006, the Company issued a floating rate funding agreement of $900.0 million to Sun Life Financial Global Funding II, L.L.C. (“LLC II”), an affiliate.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $7.5 million to LLC II.  On July 1, 2011 and July 19, 2011, the Company paid $901.3 million and $7.5 million to LLC II due to the maturity of these funding agreements that the Company issued to LLC II.  The payments included $1.3 million of accrued interest.

Total interest credited for these funding agreements was $2.6 million and $5.4 million for the years ended December 31, 2011 and 2010, respectively.

The Company also issued a $100.0 million floating rate demand note payable to LLC II on May 24, 2006.    On July 19, 2011, the Company paid $100.0 million to LLC II, including $0.01 million in interest due to the maturity of the floating rate demand note.  For interest on this demand note, the Company expensed $0.3 million and $0.6 million for the years ended December 31, 2011 and 2010, respectively.

The Company had entered into an interest rate swap agreement with LLC II with an aggregate notional amount of $900.0 million that effectively converted the floating rate payment obligations under the funding agreement to fixed rate obligations.  This interest swap agreement expired on July 6, 2011 due to the maturity of the underlying floating rate funding agreement with LLC II.

On June 3, 2005 and June 29, 2005, the Company issued two floating rate funding agreements with a combined total of $900.0 million to Sun Life Financial Global Funding, L.L.C. ("LLC") due 2010.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $10.0 million to LLC.  On July 1, 2010 and July 8, 2010, the Company paid $900.0 million and $10.0 million, respectively, to LLC due to the maturity of these funding agreements. Total interest credited for these funding agreements was $2.9 million for the year ended December 31, 2010.  On June 10, 2005, the Company also issued a $100.0 million floating rate demand note payable to LLC, which matured on July 6, 2010.  On August 6, 2010, the Company paid $100.1 million to LLC, including $0.1 million in interest due to settle the $100 million demand note payable.  The Company expensed $0.5 million for the year ended December 31, 2010, for interest on this demand note.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company had an interest rate swap agreement with LLC with an aggregate notional amount of $900.0 million that effectively converted the floating rate payment obligations under the funding agreements to fixed rate obligations. The related $900.0 million interest rate swap agreement expired on July 6, 2010 due to the maturity of the floating rate funding agreements with LLC.

The account values related to these funding agreements issued to LLC III, and LLC II  are reported in the Company’s statutory-basis statements of admitted assets, liabilities, capital stock and surplus as a component of liability for deposit-type contracts.

The details of outstanding notes due affiliates at December 31, 2012 are as follows (amounts in thousands):

Issue Date	Payees	Type	Rate	Maturity	Principal/ Carrying Value	Interest Expense

12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	$150,000	$9,225
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.626%	12/15/2032	150,000	10,991
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.626%	12/15/2032	7,500	483
12/22/1997	Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	250,000	21,563
	Total surplus notes				$565,000	$42,723

07/22/2002	Sun Life Assurance Company of Canada	Promissory	5.710%	06/30/2012	-	514
09/19/2006	Sun Life Financial Global Funding III, L.L.C.	Demand	Libor plus 0.35%	10/06/2013	100,000	836
	Total borrowed money				$100,000	$1,350
	Grand total				$665,000	$44,073

The details of outstanding notes due affiliates at December 31, 2011 are as follows (amounts in thousands):

Issue Date	Payees	Type	Rate	Maturity	Principal/ Carrying Value	Interest Expense

12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	$150,000	$9,225
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
12/22/1997	Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	250,000	21,563
	Total surplus notes				$565,000	$42,583

07/22/2002	Sun Life Assurance Company of Canada	Promissory	5.710%	06/30/2012	18,000	1,028
05/24/2006	Sun Life Financial Global Funding II, L.L.C.	Demand	Libor plus 0.26%	07/06/2011	-	310
09/19/2006	Sun Life Financial Global Funding III, L.L.C.	Demand	Libor plus 0.35%	10/06/2013	100,000	664
	Total borrowed money				$118,000	$2,002
	Grand total				$683,000	$44,585

Each payment and accrual of interest on surplus notes may be made only with the prior approval of the Commissioner of Insurance of the State of Delaware and only to the extent the Company has sufficient surplus to make such payment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

Administrative Service Agreements, Rent and Other

The Company participates in a pension plan and other retirement plans sponsored by an affiliate, Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”). The allocated expenses to the Company from Sun Life Services were $18.0 million, $21.9 million and $24.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On December 31, 2009 the Company transferred assets to Sun Life Services, which resulted in a sale-leaseback transaction.  At the time of the transfer, the Company established a liability, which represented the cost of certain of the assets transferred, and had been amortizing the liability over the remaining useful life of the assets on a straight-line basis.  During December, 2012, the value of the assets transferred were written down to zero, and the remaining liability was amortized into income.  The write-off resulted in an increase to surplus of approximately $8.6 million, pre-tax, as the leased assets had been previously non-admitted.  The Company has no remaining future minimum lease payments related to these assets.  For the year ended December 31, 2011, the Company recorded non-admitted assets with a corresponding deposit liability of $11.4 million.

The Company is party to various related party administrative service agreements as described below.  Certain of these affiliated service agreements may be amended or terminated upon the close of the Sale Transaction, described in Note 1.

Pursuant to an administrative services agreement between the Company and Sun Life Services, Sun Life Services agrees to provide human resource services (e.g., recruiting and maintaining appropriately trained and qualified personnel and equipment necessary for the performance of actuarial, financial, legal, administrative, and other operational support functions) to the Company, and the Company agrees to reimburse Sun Life Services for the cost of such services plus an arms-length based profit margin to be agreed upon by the parties.  Total expenses under this agreement were $75.1 million, $91.1 million and $100.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with SLOC under which the Company provides various administrative services to SLOC upon request.  Pursuant to this agreement, the Company recorded reimbursements of $129.6 million, $99.3 million and $99.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with SLOC, which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis.  Expenses under this agreement amounted to approximately $7.5 million, $12.6 million, and $11.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with Sun Life Information Services Canada, Inc. ("SLISC"), an affiliate, under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity business.  Expenses under this agreement amounted to approximately $18.4 million, $19.3 million and $18.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has service agreements with Sun Life Information Services Ireland Limited ("SLISIL"), an affiliate, under which SLISIL provides various insurance related and information systems services to the Company.  Expenses under these agreements amounted to approximately $25.3 million, $22.6 million and $23.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with SLC-U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company (“MFS”), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $14.2 million, $12.7 million and $13.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, the Company paid $10.2 million, $35.9 million and $38.2 million, respectively, in commission fees to Sun Life Financial Distributors, Inc. (“SLFD”), an affiliated broker dealer.

The Company has an administrative services agreement with Sun Capital Advisers LLC (“SCA”), an affiliated investment adviser, under which the Company provides administrative services with respect to certain open-end investment management companies for which SCA serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with variable contracts issued by the Company. Amounts received under this agreement amounted to approximately $16.4 million, $16.6 million and $13.0 million for the years ended December 31, 2012, 2011 and 2010.  The Company paid $15.7 million, $17.9 million and $18.9 million in investment management fees to SCA under a separate investment services agreement for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a management services agreement with SLNY, whereby the Company furnishes certain investment, actuarial, and administrative services to SLNY on a cost reimbursement basis.  The Company received reimbursements related to this agreement of $30.0 million, $31.2 million and $30.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company leased office space to SLOC under lease agreements with terms expiring on December 31, 2014 and options to extend the terms for each of twelve successive five-year terms at fair market rental value, not to exceed 125% of the fixed rent for the term which is then ending.  Rent received by the Company under the leases amounted to approximately $12.6 million in 2012 and $12.1 million in 2011 and 2010. Rental income is reported as a component of net investment income.  This lease was revised on January 1, 2013.  Refer to Note 19.

During 2010, the Company sold mortgages to SLOC with a book value of $85.6 million and a fair value of $93.4 million and recognized a pre-tax gain of $7.8 million as a result.  During 2010, the Company also purchased $52.2 million of unrelated mortgage loans from SLOC at fair value.

The Company had $71.0 million and $54.0 million due from related parties at December 31, 2012 and 2011, respectively, and had $18.5 million and $27.9 million due to related parties, recorded as a component of Other liabilities, at December 31, 2012 and 2011, respectively, under the terms of various management and service contracts which provide for cash settlements on a quarterly or more frequent basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company, as successor to Keyport Life Insurance Company (“Keyport”), which merged with and into the Company at close of business on December 31, 2003, unconditionally guarantees the full and punctual payment when due of any obligations of its wholly-owned subsidiary, ILAC, arising out of or in connection with any insurance or annuity contract (“Contract”) issued by ILAC on or after June 25, 1998. The purpose of this guaranty is to enhance the financial strength of ILAC. The liability of the Company under the guaranty is unlimited to any specific sum and continues until terminated by mutual agreement of the parties. In the event of such termination, the Company will not be liable under the guarantee in connection with any Contract issued by ILAC after the termination date; however, the guarantee will continue in effect with respect to any obligations arising out of or in connection with any Contract issued after June 25, 1998 and before the termination date. The guaranty will not exceed contractual obligations to the policyholders of the contracts.  No contracts were issued by ILAC after June 25, 1998. At December 31, 2012 and 2011, there is no liability accrued under this guaranty.

The Company, as successor to Keyport, unconditionally guarantees the full and punctual payment when due of any obligations of Keyport Benefit Life Insurance Company (“KBL”) arising out of or in connection with any Contract issued by KBL on or after June 25, 1998 and before December 31, 2002, the date that KBL merged with and into the Company’s wholly-owned subsidiary, SLNY. The purpose of this guaranty was to enhance the financial strength of KBL. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the policyholders of the contracts. At December 31, 2012 and 2011, there is no liability accrued under this guaranty.

The Company guarantees on a subordinated basis all amounts payable by SLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by SLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by SLNY from a Guarantee Period to any holder. The guarantee is subject to no preconditions other than the failure by SLNY to pay when due any Guarantee Period interests. SLNY registered such Guarantee Period interests under the Securities Act of 1933 with the Securities and Exchange Commission (“SEC”). Under the SEC’s rules, implementation of the guarantee permitted SLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guarantee was to achieve that result. The Company’s guarantee in this regard guarantees the payment of amounts payable by SLNY from a Guarantee Period but does not guarantee any other obligations of SLNY under the MVA Contracts. The obligations under the guarantee are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guarantee. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the policyholders of the MVA Contracts. At December 31, 2012 and 2011, there is no liability accrued under this guaranty.

The Company guaranteed the full and timely payment of the obligations of SLFD, as tenant under a commercial office lease dated April 13, 2007.  Prior to December 31, 2011, SLFD provided written notice to the landlord of its intention to terminate the lease effective January 14, 2013 and paid $3.5 million in surrender considerations.  The maximum potential amount of future payments (undiscounted) that the guarantor could have been required to make under the guarantee was $0. This guarantee terminated with the termination of the office lease.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company recorded tax benefits from stock options of approximately $(0.2) million, $1.0 million and $0.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Employees of the Company’s affiliates are participants in a restricted share unit (“RSU”) plan with the Company’s indirect parent, SLF.

Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair value of a common share of SLF stock on the date of grant.  RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock.  The redemption value, upon vesting, is the fair value of an equal number of common shares of SLF stock.  The Company incurred expenses of $7.8 million, $5.7 million and $9.6 million relating to RSUs for the years ended December 31, 2012, 2011 and 2010, respectively.

3.  DEBT SECURITIES

The statement value and fair value of the Company’s debt securities were as follows:

	December 31, 2012
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value

Foreign Government	$3,211	$441	$-	$3,652
US State, Municipals and Political Subdivisions	1,058	22	(14)	1,066
US Treasury & Agency	1,099,088	2,974	(954)	1,101,108
Residential Mortgage Backed Securities	672,085	12,385	(25)	684,445
Commercial Mortgage Backed Securities	616,847	38,538	(7,109)	648,276
Corporate	4,504,111	350,525	(25,611)	4,829,025
Asset Backed Securities	411,799	53,507	(1,439)	463,867
Total	$7,308,199	$458,392	$(35,152)	$7,731,439

	December 31, 2011
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value

Foreign Government	$3,183	$236	$-	$3,419
US State, Municipals and Political Subdivisions	816	56	-	872
US Treasury & Agency	503,412	5,187	-	508,599
Residential Mortgage Backed Securities	864,049	13,534	(113,865)	763,718
Commercial Mortgage Backed Securities	669,740	30,605	(85,563)	614,782
Corporate	4,911,942	252,596	(74,871)	5,089,667
Asset Backed Securities	502,084	52,826	(14,912)	539,998
Total	$7,455,226	$355,040	$(289,211)	$7,521,055

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

The statement value and estimated fair value by maturity periods for debt securities, other than ABS and MBS are shown below.  Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly the contractual maturities for those securities are not shown.

	December 31, 2012
(In Thousands)	Statement	Estimated
	Value	Fair Value
Due in one year or less	$1,136,526	$1,144,560
Due after one year through five years	2,147,269	2,265,367
Due after five years through ten years	1,229,766	1,311,661
Due after ten years	1,093,907	1,213,263
Total before asset and mortgage-backed securities	5,607,468	5,934,851
Asset and mortgage-backed securities	1,700,731	1,796,588
Total	$7,308,199	$7,731,439

Proceeds from sales and maturities of investments in debt securities during 2012, 2011 and 2010, were $2.2 billion, $3.0 billion, and $2.9 billion, respectively; gross gains were $56.8 million, $98.5 million and $161.4 million; and gross losses were $31.0 million, $26.0 million and $40.6 million, respectively.

Debt securities included above with a statement value of approximately $4.2 million for each of the years ended December 31, 2012 and 2011, respectively, were on deposit with governmental authorities as required by law.

Investment grade debt securities were 93.6% and 89.0% of the Company’s total debt securities as of December 31, 2012 and 2011, respectively.

The fair values of publicly traded debt securities are determined using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third party pricing services with the remaining unpriced securities priced using one of the other two methods.  For privately-placed fixed maturity securities, fair values are estimated using a fair value model which includes estimates that take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

Estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

Other-than-temporary-impairment

The Company recognizes and measures OTTI for ABS and MBS in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred.  The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios.

OTTI was recognized during 2012 on loan-backed or structured securities that the Company had intent to sell in conjunction with the Sale Transaction, as defined in Note 1.  Refer to details in Note 20.  The OTTI balances under SSAP No. 43R where the present value of expected cash flows are less than amortized cost as of December 31, 2012 and 2011 are also detailed in Note 20.

If the fair value of a debt security other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred.  If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.  The Company has a Credit Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern.  In determining whether a security is OTTI, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis.   Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s statements of operations for unrealized loss on securities related to these issuers.

“Watch List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s statements of operations for unrealized loss on securities related to these issuers.

“Impaired List”- Management has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s statements of operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value.  For the year ended December 31, 2012, the Company incurred write-downs of debt securities, including those subject to SSAP No. 43R and those which the Company had the intent to sell in connection with the Sale Transaction, defined in Note 1, totaling $367.6 million.  Of this amount, $119.9 million was recorded related to sub-prime and Alternative-A (“Alt-A”) loans.  For the year ended December 31, 2011, the Company incurred write-downs on debt securities of $111.4 million in total, of which $17.7 million was related to sub-prime and Alt-A loans.  For the year ended December 31, 2010, the Company incurred write-downs of debt securities of $163.1 million in total, of which $11.3 million was recorded on sub prime and Alt-A loans.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2012 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Asset Backed Securities	3	2,951	(36)	3	6,247	(1,403)	6	$9,198	$(1,439)

Commercial Mortgage Backed Securities	2	6,852	(63)	6	9,043	(7,046)	8	15,895	(7,109)

Corporate	52	220,145	(9,731)	18	116,941	(15,880)	70	337,086	(25,611)

Residential Mortgage Backed Securities	1	84	(1)	7	6,229	(24)	8	6,313	(25)

US State, Municipals and Political Subdivisions	1	234	(14)	-	-	-	1	234	(14)

US Treasury and Agency	3	208,831	(954)	-	-	-	3	208,831	(954)
Total	62	$439,097	$(10,799)	34	$138,460	$(24,353)	96	$577,557	$(35,152)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2011 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Asset Backed Securities	12	$36,144	$(1,401)	11	$19,392	$(13,511)	23	$55,536	$(14,912)

Commercial Mortgage Backed Securities	36	91,193	(14,376)	84	212,669	(71,187)	120	303,862	(85,563)

Corporate	75	632,286	(43,159)	30	178,972	(31,712)	105	811,258	(74,871)

Residential Mortgage Backed Securities	15	37,937	(4,656)	214	436,452	(109,209)	229	474,389	(113,865)

Total	138	$797,560	$(63,592)	339	$847,485	$(225,619)	477	$1,645,045	$(289,211)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

As summarized in the table below, the Company had indirect exposure to residential sub-prime and Alt-A loans with book adjusted carrying values of $122.9 million and $81.9 million, respectively, as of December 31, 2012.  This represents approximately 2.0% of the Company’s total invested assets. Alt-A loans are generally residential loans made to borrowers with credit profiles that are stronger than sub-prime but weaker than prime. Of these investments 96.2 % were issued before 2007 and 65.0% have a NAIC 1 rating.

		Book/Adjusting
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Sub-prime: Residential asset backed securities	$122,907	$122,873	$123,665
Alt-A loans: Residential asset backed securities	81,893	81,918	81,974
	$204,800	$204,791	$205,639

As summarized in the table below, the Company had indirect exposure to residential sub-prime and Alt-A loans with book adjusted carrying values of $153.4 million and $104.1 million, respectively, as of December 31, 2011.  This represents approximately 2.3% of the Company’s total invested assets. Alt-A loans are generally residential loans made to borrowers with credit profiles that are stronger than sub-prime but weaker than prime. Of these investments 96.1 % were issued before 2007 and 43.7% have a NAIC 1 rating.

		Book/Adjusting
Type	Actual Cost	Carrying Value	Fair Value
Sub-prime: Residential asset backed securities	$206,115	$153,352	$116,571
Alt-A loans: Residential asset backed securities	151,342	104,094	90,219
	$357,457	$257,446	$206,790

4.  MORTGAGE LOANS

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.   MORTGAGE LOANS (CONTINUED)

The following table shows the geographical distribution of the statement value of the mortgage loans portfolio for the years ended December 31:

(In Thousands)	2012	2011
Alabama	$10,539	$6,482
Alaska	5,286	5,450
Arizona	15,908	17,772
California	54,122	59,178
Colorado	11,412	15,948
District of Columbia	12,404	12,744
Florida	58,522	115,445
Georgia	22,376	28,733
Idaho	1,798	1,846
Illinois	35,002	34,499
Indiana	1,878	1,882
Iowa	64	127
Kansas	1,707	1,783
Kentucky	19,479	20,756
Louisiana	11,765	14,084
Maine	633	758
Maryland	12,476	14,060
Massachusetts	11,239	15,680
Michigan	8,610	12,900
Minnesota	12,529	13,345
Missouri	36,711	39,025
Mississippi	3,193	3,275
Montana	1,588	1,679
Nebraska	2,386	2,523
Nevada	7,779	8,370
New Jersey	16,040	19,240
New Mexico	8,045	8,377
New York	114,727	127,946
North Carolina	22,914	21,249
North Dakota	566	867
Ohio	42,028	53,223
Oklahoma	1,215	1,923
Oregon	17,966	18,661
Pennsylvania	39,167	44,068
Rhode Island	729	-
South Carolina	25,064	26,787
Tennessee	14,905	17,631
Texas	105,580	128,765
Utah	25,682	24,581
Virginia	3,721	6,302
Washington	20,793	27,447
West Virginia	3,867	4,060
Wisconsin	3,043	3,287
General allowance for loan loss	(10,846)	(15,278)
Total Mortgage Loans on Real Estate	$814,612	$967,480

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.  MORTGAGE LOANS (CONTINUED)

The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2012 and 2011.

The Company originated ten commercial mortgage loans with a total cost of $14.1 million during the year ended December 31, 2012 with rates ranging from 3.9% to 7.5% and originated three commercial mortgage loans with a total cost of $10.4 million during the year ended December 31, 2011 with rates ranging from 4.5% to 5.4%.  During the years ended December 31, 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgage loans.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties’ value at the time that the original loan is made.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  The specific allowance for loan loss was $4.9 million and $19.2 million at December 31, 2012 and 2011, respectively.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $10.8 million and $15.3 million at December 31, 2012 and 2011, respectively.  While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2012, the Company individually and collectively evaluated loans with a gross carrying value of $830.3 million and $813.3 million, respectively.  At December 31, 2011, the Company individually and collectively evaluated loans with a gross carrying value of $1,002.0 million and $982.8 million, respectively.

All mortgages held at December 31, 2012 are in good standing.  Should the Company have any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2012 and 2011.

The Company accrues interest income on impaired loans to the extent it is deemed collectible.  Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold or is otherwise made whole.  Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.  MORTGAGE LOANS (CONTINUED)

Other information is as follows:

(In Thousands)	2012	2011	2010

As of year end, the Company held mortgages with interest more than 180 days past due with a recorded investment, excluding accrued interest	$-	$ -	$ -

Total interest due on mortgages with interest more than 180 days past due	-	-	-

Taxes, assessments and any amounts advanced and not included in the mortgage loan total	-	-	-

Current year impaired loans with a related allowance for credit losses	17,016	62,995	26,692
Related allowance for credit losses	4,855	19,220	9,195

Impaired mortgage loans without an allowance for credit losses	-	-	-

Average recorded investment in impaired loans	1,702	3,499	2,644

Interest income recognized during the period the loans were impaired	-	-	-

Amount of interest income recognized on a cash basis during the period the loans were impaired	-	-	-

Allowance for credit losses:
Balance at beginning of period	$34,498	$ 30,145	$ 32,197
Additions charged to operations	5,872	15,479	20,935
Direct write-downs charged against the allowances	(15,715)	(4,037)	(22,987)
Recoveries of amounts previously charged off	(8,954)	(7,089)	-
Balance at end of period	$15,701	$ 34,498	$ 30,145

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.  MORTGAGE LOANS (CONTINUED)

The credit quality indicator for the Company’s mortgage loans is an internal risk rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the recorded investment of the Company’s mortgage loans net of allowances for credit losses disaggregated by credit quality indicator as of December 31, 2012 and 2011:

(In Thousands)

Internal Risk Rating	2012	2011
AAA	$ -	$ 13,647
AA	25,920	11,298
A	10,478	-
BBB	199,344	149,068
BB and Lower	577,555	764,969
Impaired	17,016	62,996
Total	$830,313	$1,001,978

Total allowance for loan loss	(15,701)	(34,498)
Mortgage Loans on Real Estate	$814,612	$ 967,480

The following table provides an aging of past due commercial mortgage loans as of December 31, 2012 and 2011, based on the recorded investment net of allowances for credit losses.

(In Thousands)
	2012	2011
Current	$830,313	$997,429

30-59 Days Past Due	-	1,822
60-89 Days Past Due	-	2,727
Greater Than 90 Days - Accruing	-	-
Greater Than 90 Days - Not Accruing	-	-
Total Past Due	$ -	$ 4,549

Total allowance for loan loss	(15,701)	(34,498)
Total Mortgage Loans on Real Estate	$814,612	$967,480

5.  REAL ESTATE

The Company held four real estate properties for sale as of December 31, 2012.  One of the properties was originally acquired by foreclosure from the mortgage portfolio and the remaining three were acquired through purchase. The real estate held for sale includes $56.5 million of properties formerly occupied by the Company and $36.5 million formerly held for investment. These properties are being sold to a related party in connection with the Sale Transaction as described in Note 1 and are expected to be sold within the next annual statement period.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

5.  REAL ESTATE (CONTINUED)

The Company sold five properties during 2012 including four properties previously impaired that resulted in a total net realized gains of $3.4 million as compared to one property sold during 2011 for a net loss of $0.1 million.  These amounts are shown in the Company's Statement of Operations as part of net realized capital gains and losses.

The Company recognized four impairment losses on real estate as of December 31, 2012 as compared to no impairment losses recorded for 2011.  All four properties were real estate moved to held for sale during 2012 and were impaired for $1.5 million based on estimated fair value less costs to sell.  The properties were sold during the year for a total realized gain of $0.7 million.  The impairments are shown in the Company's Statement of Operations as part of net realized capital gains and losses.

6.  INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on debt securities, preferred stock, mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold.  Realized gains and losses from the remaining investments are reported, net of tax, on the Statement of Operations, but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses from investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

	Years Ended December 31,
	2012	2011	2010
(In Thousands)
Realized gains (losses):
Debt securities	$(341,475)	$(38,604)	$(41,370)
Preferred stocks	71	(111)	(2,189)
Common stocks	917	67	5,647
Common stocks of affiliates	-	(9)	-
Mortgage loans	(25,080)	(7,140)	2,171
Real estate	1,924	(77)	-
Cash, cash equivalents and short-terms	(1)	15	(45)
Other invested assets	476	(223)	3,447
Derivative instruments	(38,009)	(48,513)	(242,488)
Subtotal	(401,177)	(94,595)	(274,827)
Capital gains tax benefit	(2,216)	(1,288)	-
Net realized losses	(398,961)	(93,307)	(274,827)
Gains/losses transferred to IMR (net of taxes)	(44,975)	(38,415)	41,650
Total	$(443,936)	$(131,722)	$(233,177)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

6.  INVESTMENT GAINS AND LOSSES (CONTINUED)

	Years Ended December 31,
	2012	2011	2010
(In Thousands)
Changes in net unrealized capital gains
(losses), net of deferred income tax:
Debt securities	$162,954	$19,089	$4,098
Common stocks	(25)	(166)	(2,698)
Common stocks of affiliates	46,080	12,375	66,483
Mortgage loans	12,218	(2,829)	1,334
Derivative instruments	(61,068)	205,495	127,814
Other invested assets	(1,596)	(3,953)	(5,497)
Total	$158,563	$230,011	$191,534

Deferred tax expense netted in unrealized capital gains (losses) above, except for common stock of affiliates and affiliated other invested assets, were $60.6 million, $117.2 million and $67.3 million at December 31, 2012, 2011 and 2010, respectively.

7.  NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2012	2011	2010

Debt securities (unaffiliated)	$357,153	$420,578	$515,133
Debt securities of affiliates	-	-	32
Preferred stocks	1,336	1,139	262
Mortgage loans	56,621	63,059	73,637
Real estate investment income	28,693	25,810	25,703
Contract loans	24,446	31,580	43,962
Cash, cash equivalents and short-terms	510	819	2,031
Derivative instruments	(394,532)	131,554	(270,173)
Other invested assets	5,660	8,818	6,334
Other investment income	554	3,446	3,490
Gross investment income	80,441	686,803	400,411

Interest expense on surplus notes	42,752	42,583	42,583
Investment expenses and other interest expense on
borrowed money	37,076	38,863	38,353
Net investment income	$613	$605,357	$319,475

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

7.  NET INVESTMENT INCOME (CONTINUED)

The Company’s policy is to exclude all investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain.  The total amount of investment income due and accrued excluded from surplus for the year ended December 31, 2012 and 2011 was $0.2 million and $0.1 million, respectively.  The investment income due and accrued excluded from interest income for the year ended December 31, 2010 was $0.2 million.

8.  DERIVATIVES

The Company uses derivatives for hedging or replication purposes only.  Interest rate swaps are mainly employed for duration matching purposes.  Combination swaps comprised of currency and equity returns in combination with interest rate swaps, are used to hedge the Company’s European Medium Term Note program.  Beginning in the second quarter of 2005 and continuing into 2006, the Company marketed guaranteed investment contracts (“GICS”) to unrelated third parties and entered into Funding Agreements and interest rate swaps as part of this guaranteed investment program.  The interest rate swaps allow the Company to lock U.S. dollar fixed rate payments for the life of the contracts.  Effective October 1, 2008, the Company designated existing interest rate swaps as a cash flow hedge of variable cash payments to be made under the respective funding agreements. To qualify for hedge accounting treatment, the swap must be highly effective in mitigating the designated risk of the hedged item.  Effectiveness of the hedge is formally assessed and documented at the inception of each hedging relationship and quarterly throughout the life of the hedging relationship.  Options are used to hedge equity exposure embedded in contracts issued by the Company and to hedge equity exposure embedded in fixed and variable annuity products.  Futures are used to hedge equity exposure included in the equity indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange rates.

Interest rate swaps and combination swaps entered into prior to January 1, 2003, the effective date of SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities, Income Generation and Replication (Synthetic Asset) Transactions (“SSAP No. 86”) are carried at zero value or cumulative foreign currency gains, respectively.  Swaps entered into January 1, 2003 and after as well as options, swaptions, and currency swaps are reported at fair value with the unrealized gain or loss reported as an adjustment to surplus.  All futures are marked to market and settled on a daily basis with the gain or loss reported as a component of investment income.  Credit valuation adjustments (“CVAs”) are necessary to properly reflect the component of fair value of derivative instruments that arises from default risk.  CVAs are based on a methodology that uses credit default swap (“CDS”) spreads as a key input in determining an implied level of expected loss over the total life of the derivative contact. Where no observable CDS spreads are available, the counterparty or Company credit spreads derived from bond yields are used instead.  CVAs are intended to achieve a fair value of the underlying contracts and are normally based on publicly available information. The CVAs also take into account contractual factors designed to reduce the Company’s credit exposure to each counterparty, such as collateral and legal rights of offset.

CVAs are not recorded for interest rate swaps used as cash flow hedges, when proven highly effective. The Company accounts for its interest rate swaps, used as cash flow hedges, in accordance with the guidance in SSAP No. 86. In accordance with SSAP No. 86, derivatives that qualify for hedge accounting are recognized in a manner consistent with the hedged item.  The interest rate swaps employed by the Company have been designated as cash flow hedges of

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

8.  DERIVATIVES (CONTINUED)

specific funding agreements, and accordingly if proven highly effective, the swap will be reported at amortized cost, consistent with the hedged funding agreement. At initial designation, the fair values of the swaps were recorded into surplus with subsequent amortization into income through the maturity date of the funding agreements. In the event that a swap is not proven highly effective, it will be recorded at fair value with unrealized gains/losses recorded to surplus. At December 31, 2012 and 2011, all hedges were highly effective.

Market risk is the risk of loss due to market price changes of the derivative instrument or underlying security or index.  To mitigate this risk the Company matches the market sensitivity of the hedge with the market sensitivity of the underling asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction.  The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties all of which include credit-related contingent features.  Certain counterparty relationships also may include supplementary agreements with such tailored terms as additional triggers for early terminations, acceptable practices related to cross-transaction netting and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level.  These triggers apply to both the Company and its counterparty.

At December 31, 2012 and 2011, the Company pledged $185.2 million and $276.6 million, respectively, in U.S. Treasury securities as collateral to counterparties.  At December 31, 2012 and 2011, counterparties pledged to the Company $175.2 million and $240.2 million, respectively, in collateral comprised of cash and U.S. Treasury securities.

Derivatives entered into prior to January 1, 2003 are carried in accordance with SSAP No. 31, Derivatives.  There were no outstanding notional or principal amounts at December 31, 2012 for derivatives entered into prior to January 1, 2003.  Derivatives entered into subsequent to January 1, 2003 are carried in accordance with SSAP No. 86.  The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

8.  DERIVATIVES (CONTINUED)

	Outstanding at
	December 31, 2012
	(per SSAP No. 86)

(In Thousands)	Notional	Fair Value/
	Principal	Statement	Amortized	Unrealized
	Amounts	Value	Cost	Gain (Loss)

Non-hedging interest rate swaps	$ 5,618,430	$148,367	$ -	$148,367
Hedging interest rate swaps	900,000	(33,863)	(7,065)	(26,798)
Currency swaps	67,500	(9,149)	-	(9,149)
Payor swaptions	3,115,000	12,994	14,037	(1,043)
Equity index options	861,101	35,432	57,766	(22,334)
Total	$10,562,031	$153,781	$64,738	$ 89,043
	Outstanding at
	December 31, 2011
	(per SSAP No. 86)

(In Thousands)	Notional	Fair Value/
	Principal	Statement	Amortized	Unrealized
	Amounts	Value	Cost	Gain (Loss)

Non-hedging interest rate swaps	$4,244,007	$251,816	$ -	$251,816
Hedging interest rate swaps	900,000	(68,562)	(16,284)	(52,278)
Currency swaps	47,500	(3,357)	-	(3,357)
Payor swaptions	-	-	-	-
Equity index options	1,949,878	46,945	92,327	(45,382)
Total	$7,141,385	$226,842	$76,043	$150,799

At December 31, 2012 and 2011, open futures contracts had a notional value of $5,223.7 million and $4,747.8 million and a fair value of $(50.2) million and $3.9 million, respectively. This amount does not include the component of variation margin that has already been cash settled.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

9.  REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability arising from this contingency is unlikely.

The Company manages a closed block of SPWL insurance policies, a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWLs in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.4 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.  As discussed in Note 2, in connection with the Sale Transaction, the Board of Directors approved the recapture of 100% of the risks pursuant to this agreement.  The recapture occurred during the first quarter of 2013.  See Note 19.

The Company  has a reinsurance agreement with BarbCo 3, an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld and a modified coinsurance basis.  This agreement also provided for the ceding of new business written after the effective date.

Effective January 1, 2010, the Company and BarbCo 3 amended the agreement to include coverage of certain corporate and bank-owned variable universal life and private placement variable universal life insurance cases sold between December 31, 2009 and March 31, 2010, inclusive.  Reinsurance coverage continued for all cases sold prior to April 1, 2010.  However, cases sold on or after April 1, 2010 have not been reinsured.  This amendment also enabled the Company to discontinue reinsuring a portion of the covered business that was previously reinsured on a modified coinsurance basis, effective April 1, 2010.  The discontinuance of the business reinsured on a modified coinsurance basis did not have a material impact on the Company’s financial statements.

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual universal life, individual private placement variable universal life, BOLI and COLI policies.  These amounts are reinsured on either a monthly renewable, yearly renewable term basis or modified coinsurance basis.

The Company has agreements with unrelated companies that provide for reinsurance of guaranteed minimum death benefits under certain variable annuity contracts.  These amounts are reinsured on a monthly renewable term basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

9.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

Years Ended December 31,
(In Thousands)	2012	2011	2010
Premiums and annuity considerations:
Direct	$453,109	$3,349,441	$3,595,173
Ceded - Affiliated	(24,101)	(98,654)	(104,781)
Ceded - Non-Affiliated	(13,093)	(20,568)	(23,702)
Net premiums and annuity considerations	$415,915	$3,230,219	$3,466,690

Insurance and other individual policy benefits and claims:
Direct	$968,595	$957,552	$627,871
Assumed - Non-Affiliated	5,503	6,679	10,214
Ceded - Affiliated	(145,408)	(147,092)	(154,212)
Ceded - Non-Affiliated	(24,739)	(9,442)	(19,176)
Net policy benefits and claims	$803,951	$807,697	$464,697

The following schedule reflects related party reinsurance information recorded in the Statement of Operations for the years ended December 31, 2012, 2011 and 2010:

	December 31, 2012
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	-	(24,101)
Commission and expense allowance ceded	-	(1,101)
Policy benefits and changes in reserves	-	(7,950)
Commission and expense allowance assumed	-	-

	December 31, 2011
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	-	(98,654)
Commission and expense allowance ceded	-	287
Policy benefits and changes in reserves	-	(143,732)
Commission and expense allowance assumed	-	-

	December 31, 2010
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	-	(104,781)
Commission and expense allowance ceded	-	5,819
Policy benefits and changes in reserves	-	(121,278)
Commission and expense allowance assumed	-	-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

10.  RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company.  Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium.  Extra premiums on single premium policies are amortized over ten years.  Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages.  Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest sensitive policies, substandard is reflected in the cost of insurance charges.

As of December 31, 2012 and 2011, the Company had $18.7 million and $23.5 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware.  Reserves (direct and assumed) to cover the above insurance as of December 31, 2012 and 2011 totaled $3.2 million and $3.8 million, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the instructions. Other than normal updates of reserves, the only significant reserve changes as of December 31, 2012 and 2011 were the changes in additional reserves held due to asset adequacy analysis testing. Direct asset adequacy reserves were $236.4 million and $174.4 million at December 31, 2012 and 2011, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

11.  WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2012	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$ -	$1,644,686	$ -	$1,644,686	6%
At book value less current surrender charge of 5% or more	2,204,320	-	-	2,204,320	9%
At fair value	-	-	18,324,602	18,324,602	70%
Total with adjustment or at fair value	$2,204,320	$1,644,686	$18,324,602	$22,173,608	85%
At book value without adjustment
(minimal or no charge or adjustment)	$2,099,491	$ -	$ -	$ 2,099,491	8%

Not subject to discretionary withdrawal	1,786,178	-	27,031	1,813,209	7%
Total (Gross: Direct +Assumed)	6,089,989	1,644,686	18,351,633	26,086,308	100%
Reinsurance ceded	32,494	-	-	32,494
Total (net)	$6,057,495	$1,644,686	$18,351,633	$26,053,814

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2011	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$ -	$2,290,921	$ -	$ 2,290,921	8%
At book value less current surrender charge of 5% or more	2,716,685	-	-	2,716,685	10%
At fair value	-	-	18,091,642	18,091,642	67%
Total with adjustment or at fair value	$2,716,685	$2,290,921	$18,091,642	$23,099,248	85%
At book value without adjustment
(minimal or no charge or adjustment)	$2,080,394	$ -	$ -	$ 2,080,394	8%

Not subject to discretionary withdrawal	1,823,304	-	24,856	1,848,160	7%
Total (Gross: Direct +Assumed)	6,620,383	2,290,921	18,116,498	27,027,802	100%
Reinsurance ceded	31,703	-	-	31,703
Total (net)	$6,588,680	$2,290,921	$18,116,498	$26,996,099

12.  SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in variable separate accounts include individual and group life and annuity contracts. The assets of this account are carried at fair value and the investment risk of such securities is retained by the contractholder. These variable products provide minimum death benefits and in certain annuity contracts minimum accumulation or withdrawal benefits.  The minimum guaranteed benefit reserves associated with the unitized separate account are reported in Aggregate reserves for life contracts in the Company’s statements of Admitted assets, Liabilities, Capital stock and Surplus.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

12.  SEPARATE ACCOUNTS (CONTINUED)

The Company has also established non-unitized separate accounts for certain MVA fixed annuities, including those for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets of the variable deferred annuity account are carried at fair value. The assets of the fixed deferred annuity account are carried on a general account basis.

The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these variable contracts. Investment income and changes in mutual fund asset values on variable separate accounts are allocated to policyholders and therefore are not reflected in the Statements of Operations of the general account.

For the current reporting year, the Company summarized the reported assets and liabilities from these product lines/transactions into a separate account as follows:

•	Sun Life (U.S.) Variable Life
•	Sun Life (U.S.) Variable Annuity
•	Sun Life (U.S.) Market Value Adjusted Annuity

A majority of the variable separate account assets are legally insulated from the general account whereas the MVA assets are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of legally insulated, vs. not legally insulated, is supported by section 2932 of the Delaware Insurance Code.

The Company maintained separate account assets totaling $31,948.7 million and $31,623.6 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011 the Company’s separate account statement included legally insulated assets of $30,012.1 million and $29,068.9 million respectively.

The assets legally insulated and non-legally insulated from the general account as of December 31, 2012 are attributed to the following products/transactions:

Product / Transactions	Legally Insulated Assets	Non- Legally Insulated Assets

(In millions)
Sun Life (U.S.) Variable Life	$11,069.3	$ -
Sun Life (U.S.) Variable Annuity	18,942.8	-
Sun Life (U.S.) Market Value Adjusted Annuity	-	1,936.6
Total	$30,012.1	$1,936.6

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

12.  SEPARATE ACCOUNTS (CONTINUED)

Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges.  The resulting surplus is recorded in the general account Statement of Operations as a component of Net Transfers from Separate Accounts.  The variable separate accounts are non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risks and rewards, and MVA separate accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The Company had $25,687.6 million and $25,331.3 million of non-guaranteed separate account reserves and $1,644.7 million and $2,290.9 million of guaranteed separate account reserves as of December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $22,695.0 million and $25,025.7 million, respectively.

To compensate the general account for the risk taken, the separate account paid risk charges of $191.1 million, $182.3 million and $241.5 million during the years ended December 31, 2012, 2011 and 2010, respectively.

For the years ended December 31, 2012, 2011 and 2010, the general account of the Company paid $110.1 million, $88.4 million and $123.7 million towards separate account guarantees, respectively.

The Company does not engage in securities lending transactions within the separate account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

12.  SEPARATE ACCOUNTS (CONTINUED)

An analysis of the separate account reserves as of December 31, 2012 is as follows:

(In Thousands)	Nonindexed
	Guarantee	Nonguaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

Premiums, considerations
or deposits for year ended
12/31/2012	$(164,491)	$635,210	$470,719

Reserves at 12/31/2012

For accounts with assets at:
Fair Value	350,650	25,687,602	26,038,252
Amortized Cost	1,294,036	-	1,294,036
Total Reserves	$1,644,686	$25,687,602	$27,332,288

By withdrawal characteristics:
With FV adjustment	$1,644,686	$ -	$1,644,686
At fair value	-	25,660,571	25,660,571
Subtotal	1,644,686	25,660,571	27,305,257
Not subject to discretionary
withdrawal	-	27,031	27,031
Total	$1,644,686	$25,687,602	$27,332,288

Below is the reconciliation of Net Transfers to Separate Accounts:

	Years Ended December 31,
(In Thousands)	2012	2011	2010

Transfers to Separate Accounts	$470,719	$2,734,402	$3,133,485
Transfers from Separate Accounts	(2,685,911)	(2,271,063)	(2,068,907)
Net Transfers to Separate Accounts on the Statement of Operations	$(2,215,192)	$463,339	$1,064,578

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value in the Company’s balance sheet are categorized as follows:

Level 1

•	Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices and exchange traded derivatives.

Level 2

•	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

Quoted prices for similar assets or liabilities in active markets,

Quoted prices for identical or similar assets or liabilities in non-active markets,

Inputs other than quoted market prices that are observable, and

Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the government, municipal bonds, structured notes and certain ABS including collateralized debt obligations, RMBS, CMBS, certain corporate debt, certain private equity investments and certain derivatives.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's opinions regarding the assumptions a market participant would use in pricing the asset or liability.  Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, and CMBS, certain corporate debt, certain private equity investments, certain mutual fund holdings and certain derivatives.

There have been no significant changes made in valuation techniques during 2012 or 2011.

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2012 are as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)
Industrial and miscellaneous	-	-	-	-
Debt securities - Unaffiliated (c)
Asset-backed securities	-	-	19,405	19,405
Residential mortgage-backed securities	-	37,869	6,486	44,355
Commercial mortgage-backed securities	-	13,718	-	13,718
Industrial and miscellaneous	-	-	-	-
Derivative Assets (e)				-
Interest Rate contracts	8	269,898	-	269,906
Equity contracts	36,780	4,563	-	41,343
FX contracts	839	337	-	1,176
Separate Accounts assets (d)	21,405,998	6,476,234	508,231	28,390,463
Total assets at fair value	$21,443,625	$6,802,619	$534,122	$28,780,366

Liabilities at fair value:
Separate Accounts (d)	$ -	$ (58,247)	$ -	$ (58,247)
Derivative Liabilities (e)
Interest Rate contracts	(3,353)	(108,873)	-	(112,226)
Equity Contracts	(51,763)	-	-	(51,763)
FX contracts	(1,849)	(9,149)	-	(10,998)
Total liabilities at fair value	$ (56,965)	$ (176,269)	$ -	$ (233,234)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2011 are as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)
Industrial and miscellaneous	458	-	3,824	4,282
Debt securities - Unaffiliated (c)
Asset-backed securities	-	-	23,157	23,157
Residential mortgage-backed securities	-	110,080	29,857	139,937
Commercial mortgage-backed securities	-	43,857	-	43,857
Industrial and miscellaneous	-	7,343	-	7,343
Derivative Assets (e)
Interest Rate contracts	4,044	356,028	-	360,072
Equity contracts	32,585	17,252	5,193	55,030
FX contracts	-	577	-	577
Separate Accounts assets (d)	21,314,394	5,662,018	518,053	27,494,465
Total assets at fair value	$21,351,481	$6,197,155	$580,084	$28,128,720

Liabilities at fair value:
Separate Accounts (d)	$ -	$ (84,434)	$ -	$ (84,434)
Derivative Liabilities (e)				-
Interest Rate contracts	-	(104,724)	-	(104,724)
Equity Contracts	(4,686)	-	-	(4,686)
FX contracts	(3,524)	(3,422)	-	(6,946)
Total liabilities at fair value	$ (8,210)	$ (192,580)	$ -	$ (200,790)

(a) Preferred stocks with NAIC designations between 4 and 6 are carried at the lower of amortized cost or fair value.  Where fair value is less than amortized cost, amounts are included in the table above.

(b) Common stocks are carried at fair value.

(c) Debt securities with NAIC designations of 6 are carried at the lower of amortized cost or fair value.  Where fair value is less than amortized cost, amounts are included in the table above.

(d) Separate Account assets include invested assets carried at fair value, but exclude debt securities and preferred stocks where market risk is guaranteed by the Company and assets carried at amortized cost based on the respective NAIC rating, as explained above, as well as $2,186.6 million and $2,365.8 million of investment income and receivables due at December 31, 2012 and 2011, respectively, which are included in the Separate Account assets on the Statement of Admitted Assets, Liabilities, Capital Stock and Surplus. Separate Account liabilities include derivative liabilities carried at fair value.

(e) The derivatives included in the leveling descriptions are carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

None of the Company's assets measured at fair value transferred between levels 1 and 2 during the years ended December 31, 2012 and December 31, 2011.

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which are categorized as Level 3 for the twelve-month period ended December 31, 2012:

(In Thousands)	Beginning Balance at 01/01/2012	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2012
Assets:
Common stock	$3,824	$ -	$ -	$ 670	$ 16	$ -	$ -	$(4,510)	$ -	$ -
Debt securities - Unaffiliated
Asset-backed securities	23,157	16	(8,425)	(1,220)	7,018	-	-	(618)	(523)	19,405
Residential mortgage-backed securities	29,857	4,381	(27,719)	(4,885)	5,671	-	-	-	(819)	6,486
Industrial and miscellaneous	-	-	-	-	-	-	-	-	-	-
Derivative Assets	5,193	-	-	-	-	-	-	-	(5,193)	-
Separate Accounts assets	518,053	31,673	(4,931)	585	8,078	266,219	11,512	(266,621)	(56,337)	508,231
Total Assets	$580,084	$36,070	$(41,075)	$(4,850)	$20,783	$266,219	$11,512	$(271,749)	$(62,872)	$534,122

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which are categorized as Level 3 for the twelve-month period ended December 31, 2011:

(In Thousands)	Beginning Balance at 01/01/2011	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2011
Assets:
Common stock	$ -	$ -	$ -	$ 84	$ 17	$ 3,723	$ -	$ -	$ -	$ 3,824
Debt securities - Unaffiliated
Asset-backed securities	23,943	27,729	(11,523)	(17,912)	1,838	-	-	-	(918)	23,157
Residential mortgage-backed securities	4,251	48,889	(6,692)	(11,232)	1,551	-	-	-	(6,910)	29,857
Industrial and miscellaneous	1	-	(1)	-	-	-	-	-	-	-
Derivative Assets	13,785	-	-	-	-	-	-	-	(8,592)	5,193
Separate Accounts assets	553,319	11,345	(49,035)	(2,145)	8,306	694,866	-	(623,201)	(75,402)	518,053
Total Assets	$595,299	$87,963	$(67,251)	$(31,205)	$11,712	$698,589	$ -	$(623,201)	$(91,822)	$580,084

The Company transfers assets into or out of Level 3 at the fair value as of the beginning of the reporting period.  Transfers made were the result of changes in the level of observability of inputs used to price the assets as well as changes in NAIC ratings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments for the twelve-month period ended December 31, 2012:

All Financial Instruments:
(In Thousands)

	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 341,431	$ 341,431	$ 341,431	$ -	$ -	$ -
Debt securities	7,731,439	7,308,199	1,101,108	6,326,443	303,888	-
Preferred stocks	22,833	23,000	-	21,677	1,156	-
Mortgages	870,010	814,612	-	-	870,010	-
Derivatives – options and swaptions	48,426	48,426	30,869	17,557	-	-
Derivatives – swaps and forwards	257,241	257,241	-	257,241	-	-
Derivatives- futures	6,758	6,758	6,758	-	-	-
Contract loans	610,742	564,071	-	-	610,742	-
Other invested assets	33,668	30,569	-	20,542	13,126	-
Separate account assets	29,859,238	29,761,545	21,456,900	7,711,370	690,968	-

Contractholder deposit funds and other policyholder liabilities	(1,088,797)	(1,128,331)	-	-	(1,088,797)	-
Long-term debt to affiliates	(100,000)	(100,000)	-	-	(100,000)	-
Derivatives – swaps and forwards	(151,886)	(125,088)	-	(151,886)	-	-
Derivatives- Futures	(56,965)	(56,965)	(56,965)	-	-	-
Separate account liabilities	(91,958)	(91,958)	-	(58,247)	(33,711)	-

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments for the twelve-month period ended December 31, 2011:

(In Thousands)
	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 747,160	$ 747,160	$ 747,160	$ -	$ -	$ -
Debt securities	7,521,055	7,455,226	508,599	6,682,204	330,252	-
Preferred stocks	19,106	23,330	-	17,936	1,170	-
Common stocks	4,283	4,283	459	-	3,824	-
Mortgages	1,061,235	967,480	-	-	1,061,235	-
Derivatives – options and swaptions	46,945	46,945	24,499	17,253	5,193	-
Derivatives – swaps and forwards	356,604	356,604	-	356,604	-	-
Derivatives- futures	12,130	12,130	12,130	-	-	-
Contract loans	629,185	582,575	-	-	629,185	-
Other invested assets	35,885	34,040	-	19,418	16,467	-
Separate account assets	29,342,707	29,249,073	21,326,429	7,307,369	708,909	-

Contractholder deposit funds and other policyholder liabilities	(1,088,697)	(1,159,839)	-	-	(1,088,697)	-
Long-term debt to affiliates	(683,503)	(683,000)	-	-	(683,503)	-
Derivatives – swaps and forwards	(176,707)	(124,429)	-	(176,707)	-	-
Derivatives- Futures	(8,210)	(8,210)	(8,210)	-	-	-
Separate account liabilities	(121,538)	(121,538)	-	(84,434)	(37,104)	-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments - The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Debt securities - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.

In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

Common and Preferred Stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices.  Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Mortgage loans - The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Derivatives - The fair values of swaps are based on current settlement values, dealer quotes and market prices.  Fair values for options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets (excluding investments accounted for under the equity method) include low income housing tax credits (“LIHTC”), surplus debentures, and equipment leases.  The fair value of LIHTCs and equipment leases approximate their carrying values. The fair values of surplus debentures are based upon the same methods used for other private placements as described above.

Separate accounts – The estimated fair values of assets and liabilities are valued with the same methodology described above.  The difference between Separate Account assets and liabilities reflected above and the total recognized in the statements of admitted assets, liabilities and capital and surplus represents amounts that are considered non-financial instruments.

Liabilities for deposit type contracts - The fair values of the Company’s general account insurance reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

Long-term debt to affiliates - The fair value of long-term debt to affiliates is based on future cash flows discounted at the stated interest rate, considering all appropriate terms of the related agreements.  Due to certain provisions included in such agreements, whereby the issuer of the notes has the ability to call each note at par with appropriate approvals, the fair value is equal to par value.  Long-term debt to affiliates includes borrowed money and surplus funds.

14.  STATUTORY INVESTMENT VALUATION RESERVES

The AVR provides a reserve for losses from investments in debt securities, preferred stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR and amortized into income over the remaining contractual life of the security sold.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

14.  STATUTORY INVESTMENT VALUATION RESERVES (CONTINUED)

The table shown below presents changes in the AVR and IMR:

	December 31, 2012		December 31, 2011
(In Thousands)	AVR	IMR	AVR	IMR

Balance, beginning of year	$188,181	36,660	$82,139	$21,873

Net realized investment (losses) gains,
net of tax - General Account	(305,741)	44,975	(99,396)	38,415

Net realized investment losses,
net of tax - Separate Account	(4,316)	-	(5,731)	-

Net unrealized capital gains,
net of deferred taxes - General Account	114,911	-	217,718	-

Net unrealized capital gains (losses),
net of deferred taxes - Separate Account	13,077	-	(17,354)	-

Adjustment for CY liability losses released
from reserve	-	(3,528)	-	(8,423)

Less amortization of net investment gains	-	(13,396)	-	(15,205)

Increase in reserve based upon SVO requirements	41,029	-	21,548	-

Balance, before transfers	47,141	64,711	198,924	36,660

Adjustment down to maximum	-	-	(10,743)	-
Balance, end of year	$47,141	$64,711	$188,181	$36,660

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized.  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In connection with the Sale Transaction described in Note 1, the Parent is planning to make an election under Treasury Regulation Section 1.1502-36(d) to retain the deferred tax asset related to the Company’s net operating loss carryforward, capital loss carryforward and deferred acquisition cost.  Upon receipt of regulatory approval of the Sale Transaction, it is expected that the deferred tax asset related to these items will be transferred to the Parent.  Therefore, since Management believes that because it is more likely than not that the deferred tax assets related to the Sale Transaction will be not be realized by the Company, a valuation allowance has been recorded against these particular deferred tax assets as of December 31, 2012.

The following table provides the components of the Company’s net deferred tax asset (“DTAs”) and deferred tax liabilities (“DTLs”) as of December 31, 2012 and 2011.  The net admitted DTA was calculated under SSAP No. 101 for the year ended December 31, 2012 and was calculated under SSAP No. 10R for the year ended December 31, 2011.  The impact of transitioning from SSAP No. 10R to SSAP No. 101 was a decrease in net admitted deferred tax assets and surplus of $49.9 million.

(In Thousands)	December 31, 2012					December 31, 2011				Change
Description	Ordinary		Capital		Total	Ordinary		Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,156,141		$17,856		$1,173,997	$1,138,890		$71,582	$1,210,472	$ 17,251	$(53,726)	$(36,475)
Statutory Valuation Allowance Adjustments	(361,941)		(17,856)		(379,797)	-		-	-	(361,941)	(17,856)	(379,797)
Adjusted Gross Deferred Tax Assets	794,200	-	-	-	794,200	1,138,890	-	71,582	1,210,472	(344,690)	(71,582)	(416,272)
Deferred Tax Assets Nonadmitted	392,830		-		392,830	615,750		71,582	687,332	(222,920)	(71,582)	(294,502)
Subtotal Net Admitted Deferred Tax Assets	401,370		-		401,370	523,140		-	523,140	(121,770)	-	(121,770)
Deferred Tax Liabilities	240,172		-		240,172	308,109		-	308,109	(67,937)	-	(67,937)
Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability)	$ 161,198		$ -		$161,198	$215,031		$ -	$215,031	$(53,833)	$ -	$(53,833)

The following table provides a reconciliation of the impact of adoption of SSAP No. 101:

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) under SSAP No. 101	$(53,833)
Less: Tax effect of unrealized gains/(losses)	(60,568)
Less: Change in net admitted deferred tax assets as a result of the adoption of SSAP No. 101	(49,877)
Change in net admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$56,612

Deferred Tax Assets Nonadmitted under SSAP No. 101	$(294,502)
Less: Change in non-admitted deferred tax assets as a result of the adoption of SSAP No. 101	49,877
Change in non-admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$(344,379)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

The following table provides component amounts of the Company's net admitted DTA calculation by tax character.  The components of the admission calculation were performed under (i) paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c of SSAP No. 101 for the year ended December 31, 2012 and (ii) paragraphs 10.e.i, 10.e.ii.a, 10.e.ii.b, 10.e.iii of SSAP No. 10R for the year ended December 31, 2011.  As it pertains to the Company, the only difference between the two computations is that SSAP No. 101 uses the current reporting period surplus figures whereas SSAP No. 10R uses the prior quarter surplus figures.

	December 31, 2012			December 31, 2011			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
			(Col 1+2)			(Col 4+5)	(Col 1-4)	(Col 2-5)	(Col 7+8)
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Admitted Pursuant to 11.a.	-	-	-	-		-	-	-	-
(b) Admitted Pursuant to 11.b. (lesser of 11.b.i. or 11.b.ii.)	161,198	-	161,198	215,031	-	215,031	(53,833)	-	(53,833)
(c) 11.b.i	459,248	-	459,248	579,334	-	579,334	(120,086)	-	(120,086)
(d) 11.b.ii			161,198			215,031			(53,832)
(e) Admitted Pursuant to 11.c.	207,226	1,124	208,350	308,109	-	308,109	(100,883)	1,124	(99,759)
(f) Total admitted under 11.a. - 11.c.	368,424	1,124	369,548	523,140	-	523,140	(154,716)	1,124	(153,592)
(g) Deferred tax liabilities	207,226	1,124	208,350	308,109	-	308,109	(100,883)	1,124	(99,759)
Net admitted deferred tax asset/liability	161,198	-	161,198	215,031	-	215,031	(53,833)	-	(53,833)

	2012	2011
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	893%	708%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$1,074,655,679	$1,101,023,536

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

The following table provides the impact of tax planning strategies, if used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs.

	December 31, 2012			December 31, 2011			Change
	Ordinary	Capital		Ordinary	Capital
Description	Percent	Percent	Total Percent	Percent	Percent	Total Percent	Ordinary	Capital	Total Percent
Impact of Tax Planning Strategies

Adjusted Gross DTAs	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(% of Total Adjusted Gross DTAs)

Net Admitted Adjusted Gross DTAs	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(% of Total Net Admitted Adjusted
Gross DTAs)

The Company utilizes tax planning strategies in the calculation of its adjusted gross DTA.  However, due to the method prescribed for calculating the ratios for the net admitted DTA as shown in the above table, the percentage impact of using tax planning strategies used to calculate the adjusted gross DTA is not reflected in the table above.

The following tables provide the Company's significant components of income taxes incurred and the changes in DTAs and DTLs.

				Change	Change
(In Thousands)	December 31, 2012	December 31, 2011	December 31, 2010	2012 - 2011	2011 - 2010
Current Income Tax

Federal tax benefit from operations	$(84,977)	$(37,926)	$(25,108)	$(47,051)	$(12,818)
Federal tax expense on prior period adjustment	-	-	6,091	-	(6,091)
Federal income tax on net capital gains	(2,216)	9,659	52,206	(11,875)	(42,547)
Utilization of capital loss carry-forwards	-	(10,948)	(52,206)	10,948	41,258
Federal tax expense (benefit) on stock options	184	(982)	(569)	1,166	(413)
Current income tax benefit	$(87,009)	$(40,197)	$(19,586)	$(46,812)	$(20,611)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

(In Thousands)	December 31, 2012	December 31, 2011	Change
Deferred Tax Assets:

Ordinary
Policyholder reserves	$ 517,331	$ 536,293	$ (18,962)
Investments	213,028	165,450	47,578
Deferred acquisition costs	119,385	139,678	(20,293)
Net operating loss carry-forward	242,556	244,481	(1,925)
Other (including items <5% of total ordinary tax assets)	63,841	52,988	10,853
Total ordinary deferred tax assets	$ 1,156,141	$ 1,138,890	$ 17,251

Statutory valuation allowance adjustment	$ 361,941	$ -	$ 361,941

Nonadmitted	392,830	615,750	(222,920)

Admitted ordinary deferred tax assets	$ 401,370	$ 523,140	$ (121,770)

Capital:
Investments	-	66,124	(66,124)
Net capital loss carry-forward	17,856	5,458	12,398
Subtotal	$ 17,856	$ 71,582	$ (53,726)

Statutory valuation allowance adjustment	$ 17,856	$ -	$ 17,856

Nonadmitted	-	71,582	(71,582)

Admitted capital deferred tax assets	$ -	$ -	$ -

Admitted deferred tax assets	$ 401,370	$ 523,140	$ (121,770)

Deferred Tax Liabilities:

Ordinary
Investments	$ 135,748	$ 147,150	$ (11,402)
Policyholder reserves	89,539	147,072	(57,533)
Other (including items <5% of total ordinary tax liabilities)	14,885	13,887	998
Subtotal	$ 240,172	$ 308,109	$ (67,937)

Capital:
Investments	-	-	-
Subtotal	$ -	$ -	$ -

Deferred tax liabilities	$ 240,172	$ 308,109	$ (67,937)

Net admitted deferred tax assets/liabilities	$ 161,198	$ 215,031	$ (53,833)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15. FEDERAL INCOME TAXES (CONTINUED)

The following table provides a reconciliation of the impact of adoption of SSAP No. 101:

Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) under SSAP No. 101	$(53,833)
Less: Tax effect of unrealized gains/(losses)	(60,568)
Less: Change in net admitted deferred tax assets as a result of the adoption of SSAP No. 101	(49,877)
Change in net admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$56,612

Deferred Tax Assets Nonadmitted under SSAP No. 101	$(294,502)
Less: Change in non-admitted deferred tax assets as a result of the adoption of SSAP No. 101	49,877
Change in non-admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$(344,379)

The change in net deferred income taxes is comprised of the following:

(In Thousands)
Description	December 31, 2012	December 31, 2011	Change
Total deferred tax assets	$1,173,997	$1,210,472	$(36,475)
Total deferred tax liabilities	240,172	308,109	(67,937)
Net deferred tax asset	$933,825	$902,363	$31,462
Statutory valuation allowance	(379,797)	-	(379,797)
Net deferred tax assets/liabilities	$554,028	$902,363	$(348,335)
Tax effect of unrealized (gains)/losses			(60,568)
Change in net deferred income tax			$(287,767)

Change in net deferred income tax (before admissibility) due to the adoption of SSAP 101			49,877
Change in net deferred income tax (before admissibility) excluding the effects of SSAP 101			$(337,644)

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income taxes. The significant items causing this difference at December 31, 2012, 2011 and 2010 are as follows:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

(In Thousands)	December 31, 2012			December 31, 2011			December 31, 2010
Description	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net gain from operations	$(41,797)	$(14,629)	3.3%	$(423,255)	$(148,139)	28.6%	$72,267	$25,294	-12.5%
Pre-tax capital gains - Pre IMR	(401,177)	(140,412)	31.7%	(94,595)	(33,108)	6.4%	(274,828)	(96,190)	47.5%
Dividends Received Deduction		(14,000)	3.2%		(14,000)	2.7%		(14,000)	6.9%
Tax Credits		(4,739)	1.1%		(4,281)	0.8%		(3,930)	1.9%
Non-deductible expenses		545	-0.1%		669	-0.1%		639	-0.3%
Change in tax contingency reserves		(1,860)	0.4%		1,676	-0.3%		4,153	-2.1%
Reversal of IMR		(4,743)	1.1%		(8,270)	1.6%		3,932	-1.9%
Change in non-admitted assets		4,763	-1.1%		1,605	-0.3%		(777)	0.4%
Prior year adjustments		(2,455)	0.6%		(5,728)	1.1%		3,149	-1.6%
Prior period adjustment booked to Surplus		-	0.0%		-	0.0%		6,091	-3.0%
Change in statutory valuation allowance		379,797	-85.9%		-	0.0%		-	0.0%
Other		(1,509)	0.3%		-	0.0%		(129)	0.1%
Total statutory income taxes		$200,758	-45.4%		$(209,576)	40.5%		$(71,768)	35.4%

Federal income taxes incurred		$(87,009)	19.6%		$(40,197)	7.8%		$(19,586)	9.6%
Change in net deferred income taxes		287,767	-65.0%		(169,379)	32.7%		(52,182)	25.8%
Total statutory income taxes		$200,758	-45.4%		$(209,576)	40.5%		$(71,768)	35.4%

At December 31, 2012, the Company has $693.0 million of net operating losses carryforwards, which will begin to expire, if not utilized, in 2023.  At December 31, 2012, the Company has $51.0 million of capital loss carryforward, which will expire, if not utilized, in 2014. At December 31, 2012, the Company has $6.2 million of foreign tax credit carryforwards, which will begin to expire if not utilized, in 2019. At December 31, 2012, the Company has $6.2 million of LIHTC carryforwards, which will expire, if not utilized, in 2029.  At December 31, 2012, the Company has no Minimum Tax Credits.

At December 31, 2012, the following are income tax expenses (benefits) incurred in current and prior years that will be available for recoupment in the event of future net losses (gains) (in thousands):

2012	$ (64,460)
2011	(59,740)
2010	(65,258)

The Company did not pay income taxes for the years ended December 31, 2012, 2011 or 2010.

A reconciliation of the beginning and ending balances of tax contingencies computed in accordance with SSAP No. 101 and No. 5R is as follows:

(In Thousands)	2012	2011
Balance, beginning of year	$ 1,477	$ 3,625
Gross increases related to tax positions in prior years	-	-
Gross decreases related to tax positions in prior years	-	-
Gross increases related to tax positions in current year	-	-
Settlements	-	(2,148)
Close of tax examinations/statutes of limitations	-	-
Balance, end of year	$ 1,477	$ 1,477

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

Included above in the balance of tax contingencies are liabilities for unrecognized tax benefits (“UTBs”) related to permanent tax adjustments, exclusive of interest.  If recognized, these amounts would favorably affect the Company’s effective tax rate on income from operations in future periods, exclusive of any related interest.

The Company recognizes interest accrued related to UTBs in income tax expense.  The Company had accrued interest balance of $6.3 million and $9.2 million as of December 31, 2012 and 2011, respectively. The Company recognized $2.9 million in gross interest benefit related to UTBs during the year ended December 31, 2012. The Company has not accrued any penalties related to UTBs.

As of December 31, 2012, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2003.  In August 2006, the Internal Revenue Service (“IRS”) issued a Revenue Agent’s Report for the Company’s 2001 and 2002 tax years.  The Company disagreed with some of the proposed adjustments and the case was assigned to The Appeals Division of the IRS (“Appeals”).  A settlement was reached and formally approved by the Company on January 11, 2010.   The effects of the settlement are in line with previous expectations and have no material impact on the Company’s financial statements.

In October 2008, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2003 and 2004. The Company disagreed with some of the adjustments and filed a protest, which was assigned to Appeals in 2009.  On May 27, 2010 the IRS held opening conference for the 2003 and 2004 Appeal.  The Company is involved in discussions with the IRS to reach a resolution. On January 6, 2011 the IRS issued a Revenue Agent’s Report for the Company for tax years 2005 and 2006. The Company disagrees with some of the issues and is in the process of filing a protest.

While the final outcome of the appeals and ongoing tax examinations is not determinable, the Company has recorded its best estimate of potential liability and does not believe that any adjustments would be material to its financial position.

On August 4, 2011, the IRS held Open Conference for the tax years 2007-2009.  The Company is in the process of responding to the IRS requests for information.  The Company also provided the disclosure letter to the IRS on September 21, 2011.

The Company will file a consolidated return with SLC – U.S. Ops Holdings for the year ended December 31, 2012, as the Company did for the years ended December 31, 2011 and 2010.

The Company has a written agreement approved by the Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation.  Pursuant to this agreement, allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.  Intercompany tax balances are settled on a quarterly basis, with a final true up after filing of the federal income tax return, as prescribed by the terms of the tax sharing agreement.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

The Company will file a consolidated federal income tax return for 2012 with the following affiliates:

Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.	Sun Life Financial (U.S.) Reinsurance Company
Sun Life Financial (U.S.) Holdings, Inc.	Massachusetts Financial Services Company
Sun Life Financial (Japan), Inc.	MFS Investment Management K.K.
Sun Life Financial (U.S.) Finance, Inc.	MFS Fund Distributors, Inc.
Sun Canada Financial Co.	MFS Service Center, Inc.
Sun Life Financial Distributors, Inc.	MFS Institutional Advisors, Inc.
Clarendon Insurance Agency, Inc.	MFS Heritage Trust Company
Sun Life of Canada (U.S.) Holdings, Inc.	California Benefits Dental Plan
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	Sun Life Administrators (U.S.), Inc.
Sun Life Assurance Company of Canada (U.S.)	Dental Holdings, Inc.
Independence Life and Annuity Company	Sun Life Financial (U.S.) Services Company, Inc.

16.  CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions.  The State of Delaware has enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Delaware Commissioner of Insurance is limited to the greater of:  (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company was not permitted to pay dividends in 2012 without prior approval from the Delaware Commissioner of Insurance.

No dividends were paid to the Parent during 2012. Extra ordinary dividends of $300 million were paid to the Parent during 2011. No dividends were paid to the Parent during 2010.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items at December 31, 2012 and 2011 was as follows (in thousands):

	2012	2011
Net unrealized capital losses, excluding deferred tax	$81,981	$(137,151)
Non-admitted assets	(401,635)	(707,402)
Asset valuation reserve	(47,141)	(188,181)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

17.  RISK-BASED CAPITAL

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products.  The Company has met the minimum RBC requirements at December 31, 2012 and 2011.

18.  COMMITMENTS AND CONTINGENT LIABILITIES

Contingent commitments

The Company has commitments for partnership investments of $11.5 million and $11.8 million as of December 31, 2012 and 2011, respectively.

Regulatory and industry developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

The pending liquidation of Executive Life Insurance Company, along with other insolvencies reported by National Organization of Life and Health Insurance Guaranty Associations, will result in retrospective premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $10.2 million for guaranty fund assessments as of December 31, 2012. The Company does not know the period over which the guaranty fund assessments are expected to be paid.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes it clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

18.  COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The issue was included in the 2012-2013 Priority Guidance Plan, issued on November 19, 2012, as one of the projects the IRS intends to work on in 2013. The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives. For the years ended December 31, 2012,  2011 and 2010, the Company’s financial statements reflect benefits of $11.6 million, $13.8 million and $10.6 million, respectively, related to the separate account DRD.

The Company recorded adjustments as of, and for the twelve months ended, December 31, 2011 due to inaccurate interest rates on certain contract loan balances processed during the year, and in prior years, related to SPWL policies (see Note 1). The Company continues to investigate the interest rates used on SPWL contract loans outstanding in prior years, although management has not determined a reasonable estimate for any remaining potential future adjustments at this time.  Potential future adjustments will also be subject to the 100% funds-withheld reinsurance agreement with SLOC.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimable.  Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating lease agreements.  Rental expenses, including allocated amounts, for 2012, 2011 and 2010 were approximately $5.4 million, $5.7 million and $5.9 million, respectively.

The Company had previously transferred assets to Sun Life Services, which resulted in a sale-leaseback transaction.  At the time of the transfer, the Company established a liability, which represented the cost of certain of the assets transferred, and had been amortizing the liability over the remaining useful life of the assets on a straight-line basis.  During December, 2012, the value of the assets transferred were written down to zero, and the remaining liability was amortized into income.  The write-off resulted in an increase to surplus of approximately $8.6 million, pre-tax, as the leased assets had been previously non-admitted.  The Company has no remaining future minimum lease payments related to these assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

18.  COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Leasing is not a significant part of the Company’s business activities.  At December 31, 2012, the Company leased office space to its affiliate, the U.S. Branch.  This lease was scheduled to expire in December 2014 and included options to extend the terms for each of twelve successive five-year terms at fair market rental. This lease was revised on January 1, 2013.  Refer to Note 19.

19.  SUBSEQUENT EVENTS

Effective January 1, 2013, the Company revised the lease agreement with its affiliate, the US Branch, to assign the rights, liabilities and obligations under the lease from the U.S. Branch to another affiliate, Sun Life Services.  The lease was amended to be a 20 year term, subject to termination rights every 5th year after the start of the lease.

In December 2012, the Board of Directors of the Company approved the recapture of 100 percent of the risks under certain single premium whole life insurance policies that are currently reinsured to its affiliate, SLOC, pursuant to a December 31, 2003 reinsurance agreement.  The transaction was effective for the first quarter of 2013, and the Company recorded a decrease to surplus of approximately $34.7 million.

During December 2012, the Company’s Board of Directors approved the extraordinary distribution of all of the issued and outstanding shares of the Company’s wholly-owned subsidiary, ILAC, to the Parent. The Company received regulatory approval and ILAC was distributed effective January 1, 2013.  The impact to the Company's surplus was a decrease of $64.2 million.  The Company recorded the distribution as a return of gross paid in and contributed surplus.

Subsequent events were evaluated through the issuance of the audited statutory-basis financial statements, which were made available on April 24, 2013.  No events were identified subsequent to the filing of the Company’s Annual Statement on March 1, 2013, other than those disclosed above.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS

The following OTTI was recognized during the statement year on loan-backed or structured securities that the Company had either intent to sell or inability to hold until recovery.

	(1) Amortized Cost Basis Before Other-than-Temporary Impairment	(2) Other-than-Temporary Impairment Recognized in Loss		(3) Fair Value 1 - (2a + 2b)
(In Thousands)		2(a) Interest	2(b) Non-Interest

OTTI recognized 1st Quarter

a. Intent to sell	$ -	$ -	$ -	$ -
b. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -
c. Total 1st Quarter	$ -	$ -	$ -	$ -

OTTI recognized 2nd Quarter

d. Intent to sell	$ -	$ -	$ -	$ -
e. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -
f. Total 2nd Quarter	$ -	$ -	$ -	$ -

OTTI recognized 3rd Quarter

g. Intent to sell	$ -	$ -	$ -	$ -
h. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -
i. Total 3rd Quarter	$ -	$ -	$ -	$ -

OTTI recognized 4th Quarter

j. Intent to sell	$1,020,430	$ -	$ 309,060	$ 711,370
k. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -

l. Total 4th Quarter	$1,020,430	$ -	$ 309,060	$ 711,370

m. Annual Aggregate Total		$ -	$ 309,060

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

The following table presents details on credit impairments recorded on loan-backed and structured securities pursuant to SSAP No. 43R for the year ended December 31, 2012.

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

04542BMV1	$ 715,694	$ 616,316	$ 99,379	$ 616,316	$ 616,316	03/31/2012
058931BR6	701,587	599,987	101,600	599,987	420,046	03/31/2012
05948KCC1	1,364,954	1,364,675	279	1,364,675	1,364,675	03/31/2012
05948KCD9	488,310	427,848	60,463	427,848	427,848	03/31/2012
05948KDV8	209,699	99,825	109,875	99,825	99,825	03/31/2012
05948KHW2	690,518	689,185	1,333	689,185	689,185	03/31/2012
05948KMR7	1,950,097	1,947,662	2,434	1,947,662	1,947,662	03/31/2012
05948KST7	967,969	617,006	350,962	617,006	617,006	03/31/2012
05948KTP4	1,085,092	1,083,831	1,261	1,083,831	1,083,831	03/31/2012
05948KVE6	1,631,340	1,628,616	2,723	1,628,616	1,628,616	03/31/2012
05948KVF3	252,137	158,148	93,989	158,148	158,148	03/31/2012
05948KYD5	657,184	526,678	130,506	526,678	309,738	03/31/2012
05948X2A8	2,046,752	2,043,928	2,824	2,043,928	1,697,023	03/31/2012
05948XD99	3,984,971	3,981,293	3,679	3,981,293	3,651,260	03/31/2012
05948XY96	2,720,165	2,716,433	3,732	2,716,433	2,239,994	03/31/2012
05949AQL7	6,115,675	6,112,074	3,601	6,112,074	4,665,375	03/31/2012
05949AYP9	795,413	779,024	16,389	779,024	779,024	03/31/2012
05949CBN5	259,273	249,951	9,323	249,951	97,533	03/31/2012
05949CQD1	6,425,577	6,422,496	3,082	6,422,496	6,320,767	03/31/2012
05949QBV6	218,552	151,576	66,976	151,576	65,243	03/31/2012
06052LAA5	10,739,243	10,705,683	33,560	10,705,683	10,649,697	03/31/2012
12513YAK6	1,981,016	1,351,747	629,270	1,351,747	1,351,747	03/31/2012
12669FQF3	238,607	154,420	84,187	154,420	154,420	03/31/2012
12669FXC2	432,867	368,405	64,462	368,405	368,405	03/31/2012
172973D63	3,018,944	3,018,834	110	3,018,834	2,788,378	03/31/2012
17309BAB3	772,049	745,969	26,081	745,969	612,640	03/31/2012
225308BG9	18,592,800	2,092,800	16,500,000	2,092,800	2,092,800	03/31/2012
32051GD77	278,429	-	278,429	-	30	03/31/2012
32051GMN2	1,500,725	1,500,274	451	1,500,274	1,500,274	03/31/2012
32051GRL1	951	-	951	-	13	03/31/2012
32051GWZ4	829,084	446,352	382,732	446,352	446,352	03/31/2012
32052LAC7	3,340,036	3,339,853	183	3,339,853	3,119,776	03/31/2012
32052LAT0	106,944	-	106,944	-	13,883	03/31/2012
362341EV7	34,276	15,370	18,906	15,370	18	03/31/2012
36828QQS8	1,410,040	827,520	582,520	827,520	827,520	03/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

41161PNC3	$ 261,414	$ 160,813	$ 100,602	$ 160,813	$ 180,057	03/31/2012
466247HG1	206,664	180,929	25,735	180,929	180,929	03/31/2012
466247RD7	82,517	78,118	4,399	78,118	78,118	03/31/2012
466247ST1	151,358	70,222	81,137	70,222	70,222	03/31/2012
466247WV1	1,201,854	175,584	1,026,270	175,584	175,584	03/31/2012
46625M7A1	3,593,085	3,147,948	445,137	3,147,948	1,752,828	03/31/2012
46625YDW0	1,816,954	800,012	1,016,942	800,012	800,012	03/31/2012
46625YNY5	2,221,575	1,349,946	871,629	1,349,946	1,349,946	03/31/2012
46625YRC9	2,775,579	1,267,316	1,508,263	1,267,316	1,267,316	03/31/2012
46629PAJ7	156,286	78,838	77,449	78,838	78,838	03/31/2012
46630VAQ5	1,400,777	671,778	728,999	671,778	671,778	03/31/2012
57643LRK4	1,056,919	986,257	70,662	986,257	461,415	03/31/2012
57643MAY0	495,692	475,334	20,359	475,334	381,220	03/31/2012
68403BAE5	5,161,869	5,127,228	34,641	5,127,228	3,930,695	03/31/2012
69335YAJ5	1,184,975	1,184,186	789	1,184,186	1,184,186	03/31/2012
73316PCL2	403,403	329,086	74,318	329,086	329,086	03/31/2012
749577AA0	18,562,056	18,547,193	14,864	18,547,193	16,598,553	03/31/2012
74958AAD6	5,213,223	5,183,195	30,028	5,183,195	4,690,130	03/31/2012
74958EAG1	9,758,550	9,745,382	13,168	9,745,382	9,132,248	03/31/2012
74958YAA0	4,219,010	4,196,925	22,085	4,196,925	4,014,899	03/31/2012
75970NAT4	535,899	489,193	46,706	489,193	323,601	03/31/2012
75970QAF7	4,983,532	4,938,546	44,986	4,938,546	2,777,406	03/31/2012
759950DT2	447,341	280,066	167,275	280,066	273,148	03/31/2012
760985D32	322,777	303,961	18,817	303,961	303,961	03/31/2012
760985XY2	335,948	242,263	93,685	242,263	242,263	03/31/2012
760985XZ9	44,887	39,772	5,115	39,772	39,772	03/31/2012
760985ZJ3	445,376	414,982	30,393	414,982	414,982	03/31/2012
76110WWJ1	467,919	465,398	2,521	465,398	465,398	03/31/2012
76111J2B9	2,281,454	2,277,098	4,356	2,277,098	1,926,738	03/31/2012
76111J7T5	670,771	670,338	433	670,338	606,234	03/31/2012
76111XPG2	220,812	211,825	8,987	211,825	211,825	03/31/2012
863576AT1	16,377	2,215	14,161	2,215	24	03/31/2012
863576CV4	3,404,658	2,294,503	1,110,155	2,294,503	2,294,503	03/31/2012
929227WP7	20,269	19,764	505	19,764	12,939	03/31/2012
929227Z66	4,959,994	4,958,183	1,811	4,958,183	3,724,548	03/31/2012
92922FH27	54,290	8,821	45,469	8,821	30,269	03/31/2012
939336Y31	193,154	150,850	42,303	150,850	150,850	03/31/2012
94981FAN2	1,237,573	1,216,932	20,641	1,216,932	1,216,932	03/31/2012
94983JAJ1	128,041	84,399	43,642	84,399	84,399	03/31/2012
04542BMW9	80,317	39,797	40,520	39,797	39,797	06/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05946XGH0	$ 813,629	$ 768,919	$ 44,710	$ 768,919	$ 768,919	06/30/2012
05948KCD9	617,923	386,581	231,342	386,581	386,581	06/30/2012
05948KGM5	294,205	244,424	49,782	244,424	244,424	06/30/2012
+05948KHW2	868,719	749,954	118,766	749,954	749,954	06/30/2012
05948KST7	612,021	408,363	203,658	408,363	408,363	06/30/2012
05948KVF3	228,995	194,345	34,650	194,345	194,345	06/30/2012
05949AXN5	586,035	579,458	6,577	579,458	579,458	06/30/2012
05949AYP9	692,554	653,266	39,288	653,266	653,266	06/30/2012
05949QBV6	117,358	-	117,358	-	17,061	06/30/2012
1248P8AC3	2,509,395	2,504,861	4,534	2,504,861	2,590,501	06/30/2012
12501RAC3	1,001,102	996,001	5,101	996,001	876,862	06/30/2012
12666CAF0	69,224	68,773	451	68,773	312,970	06/30/2012
12669FHU0	776,196	717,077	59,119	717,077	717,077	06/30/2012
12669FQF3	204,038	157,319	46,719	157,319	157,319	06/30/2012
12669FSH7	1,040,603	937,822	102,781	937,822	937,822	06/30/2012
12669FXC2	502,793	428,930	73,862	428,930	428,930	06/30/2012
17309BAB3	643,529	629,429	14,100	629,429	489,050	06/30/2012
20173QAK7	2,895,563	1,057,500	1,838,063	1,057,500	1,057,500	06/30/2012
21075WBM6	303,235	302,288	947	302,288	302,419	06/30/2012
225308BG9	4,172,944	-	4,172,944	-	1,339,470	06/30/2012
31846LBT2	92,792	91,839	953	91,839	82,327	06/30/2012
31846LBW5	136,856	133,130	3,726	133,130	133,667	06/30/2012
32051GVB8	840,900	142,131	698,769	142,131	142,131	06/30/2012
32051GWZ4	878,164	388,198	489,966	388,198	388,198	06/30/2012
362341EV7	13,255	-	13,255	-	16	06/30/2012
36242DYN7	76,375	27,308	49,066	27,308	115,440	06/30/2012
393505MU3	427,713	406,940	20,774	406,940	431,375	06/30/2012
393505QN5	9,005	8,862	143	8,862	9,104	06/30/2012
393505QZ8	3,666,005	3,550,607	115,398	3,550,607	3,894,727	06/30/2012
393505SU7	320,188	299,393	20,795	299,393	329,814	06/30/2012
393505UU4	1,154,212	1,144,485	9,727	1,144,485	1,183,337	06/30/2012
393505VW9	95,387	93,890	1,497	93,890	97,747	06/30/2012
396789KD0	3,107,559	2,384,646	722,913	2,384,646	626,416	06/30/2012
41161PNC3	137,072	106,403	30,669	106,403	117,578	06/30/2012
456684AA7	12,528,669	6,278,669	6,250,000	6,278,669	4,225,000	06/30/2012
466247HG1	196,878	155,188	41,690	155,188	155,188	06/30/2012
466247QP1	1,395,960	1,333,695	62,265	1,333,695	1,088,306	06/30/2012
466247ST1	139,130	102,574	36,556	102,574	65,561	06/30/2012
466247WV1	196,405	180,495	15,910	180,495	180,495	06/30/2012
46625M7A1	3,147,948	2,231,715	916,233	2,231,715	1,793,551	06/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

46630VAQ5	$ 2,447,271	$ 1,451,528	$ 995,743	$ 1,451,528	$ 841,146	06/30/2012
477122AU9	240,828	-	240,828	-	787	06/30/2012
52108H3S1	3,096,806	2,089,661	1,007,145	2,089,661	260,747	06/30/2012
59549NAA1	4,863,223	4,846,795	16,429	4,846,795	5,015,851	06/30/2012
59549NAD5	1,442,539	1,441,623	916	1,441,623	1,462,399	06/30/2012
59549RAC8	773,345	765,179	8,166	765,179	709,032	06/30/2012
59549WAD5	2,219,088	2,218,604	485	2,218,604	2,202,269	06/30/2012
59560UAC5	4,311,890	4,308,300	3,590	4,308,300	4,528,580	06/30/2012
68403BAE5	5,127,228	5,103,385	23,843	5,103,385	3,891,963	06/30/2012
68619ABJ5	1,109,239	1,109,036	202	1,109,036	1,125,607	06/30/2012
749577AA0	17,487,126	16,877,535	609,591	16,877,535	15,822,388	06/30/2012
74958AAD6	4,987,417	4,849,256	138,160	4,849,256	4,422,437	06/30/2012
74958EAG1	9,572,748	9,454,153	118,595	9,454,153	8,949,993	06/30/2012
74958YAA0	3,974,466	3,927,508	46,957	3,927,508	3,701,205	06/30/2012
760985D32	323,164	293,859	29,306	293,859	293,859	06/30/2012
760985YX3	451,882	447,707	4,175	447,707	134,790	06/30/2012
760985ZJ3	431,796	415,711	16,084	415,711	415,711	06/30/2012
76110VBX5	415,523	411,351	4,172	411,351	402,988	06/30/2012
76110WWJ1	470,690	453,768	16,922	453,768	453,768	06/30/2012
76111J2B9	2,102,528	2,086,732	15,796	2,086,732	1,778,712	06/30/2012
76111J5M2	2,239,142	2,219,079	20,063	2,219,079	2,145,225	06/30/2012
76111XPE7	2,654,650	2,651,441	3,210	2,651,441	2,415,022	06/30/2012
76111XPG2	458,936	278,907	180,030	278,907	278,907	06/30/2012
76111XXX6	45,922	-	45,922	-	20	06/30/2012
79548KA73	2,701,839	2,701,296	543	2,701,296	1,607,639	06/30/2012
863576AT1	2,022	-	2,022	-	22	06/30/2012
863576CV4	2,798,169	2,249,080	549,090	2,249,080	2,249,080	06/30/2012
921796GR3	1,205,010	1,190,001	15,008	1,190,001	1,172,989	06/30/2012
921796HD3	1,805,081	1,729,936	75,146	1,729,936	1,834,646	06/30/2012
921796KF4	5,270,632	4,997,633	272,999	4,997,633	5,150,024	06/30/2012
929227K21	918,408	918,261	147	918,261	830,594	06/30/2012
929227Z66	4,593,605	4,593,065	541	4,593,065	3,609,181	06/30/2012
92922FH27	6,738	2,797	3,941	2,797	19,868	06/30/2012
92922FXB9	108,270	99,938	8,332	99,938	99,938	06/30/2012
92978MAL0	2,782,435	1,632,069	1,150,366	1,632,069	1,632,069	06/30/2012
939336RN5	4,666,141	4,636,794	29,347	4,636,794	4,380,807	06/30/2012
939336TY9	2,312,992	2,310,770	2,222	2,310,770	2,264,249	06/30/2012
939336TZ6	880,953	880,531	422	880,531	829,849	06/30/2012
939336Y31	160,147	98,334	61,813	98,334	98,334	06/30/2012
94979YBC8	3,273,949	3,236,450	37,499	3,236,450	2,333,711	06/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

94980DAE8	$ 4,049,806	$ 4,030,147	$ 19,659	$ 4,030,147	$ 3,064,033	06/30/2012
94980XAS3	5,352,047	5,326,963	25,084	5,326,963	4,030,375	06/30/2012
94981FAN2	1,326,845	1,083,762	243,083	1,083,762	1,083,762	06/30/2012
94981UAL3	330,943	276,749	54,194	276,749	276,749	06/30/2012
94981YAA9	1,514,980	1,488,146	26,835	1,488,146	1,344,060	06/30/2012
94983JAJ1	74,848	60,982	13,866	60,982	53,699	06/30/2012
94983NAN3	26,535	9,992	16,543	9,992	30,202	06/30/2012
000780AV8	3,773,810	3,771,157	2,653	3,771,157	3,505,489	09/30/2012
03072SQX6	365,142	334,757	30,385	334,757	334,757	09/30/2012
03927PAE8	2,669,908	1,274,175	1,395,733	1,274,175	1,274,175	09/30/2012
04542BMW9	62,425	12,017	50,408	12,017	24,653	09/30/2012
05946XGH0	750,322	682,238	68,083	682,238	682,238	09/30/2012
05948KCC1	1,088,395	1,086,064	2,330	1,086,064	1,086,064	09/30/2012
05948KCD9	350,011	325,534	24,476	325,534	325,534	09/30/2012
05948KGM5	212,693	198,496	14,197	198,496	198,496	09/30/2012
05948KJX8	3,647,492	3,644,707	2,785	3,644,707	3,644,707	09/30/2012
05948KMR7	2,219,299	2,212,190	7,110	2,212,190	2,212,190	09/30/2012
05948KST7	425,000	363,068	61,932	363,068	363,068	09/30/2012
05948KTP4	1,283,329	1,278,733	4,596	1,278,733	1,278,733	09/30/2012
05948KVE6	2,019,251	2,008,165	11,085	2,008,165	2,008,165	09/30/2012
05948KVF3	432,977	129,568	303,409	129,568	129,568	09/30/2012
05948KYD5	521,288	473,190	48,099	473,190	396,143	09/30/2012
05948X2A8	1,920,380	1,906,116	14,264	1,906,116	1,597,823	09/30/2012
05948XD99	3,714,841	3,708,274	6,567	3,708,274	3,174,683	09/30/2012
05948XY96	2,555,519	2,550,616	4,903	2,550,616	1,958,416	09/30/2012
059497AB3	971,154	681,261	289,893	681,261	202,500	09/30/2012
059497AF4	539,296	243,900	295,396	243,900	243,900	09/30/2012
05949AQL7	5,841,980	5,838,205	3,775	5,838,205	4,512,178	09/30/2012
05949AXN5	430,549	297,518	133,031	297,518	297,518	09/30/2012
05949AYP9	611,267	176,848	434,419	176,848	176,848	09/30/2012
06051GCY3	4,595,510	4,582,076	13,434	4,582,076	3,925,990	09/30/2012
07324YAK5	457,369	334,344	123,025	334,344	185,813	09/30/2012
12666CAF0	68,773	66,632	2,142	66,632	269,125	09/30/2012
12669EGX8	318,804	298,854	19,950	298,854	298,854	09/30/2012
12669ETE6	2,128,731	2,127,955	776	2,127,955	1,889,322	09/30/2012
12669FXC2	369,370	340,219	29,152	340,219	340,219	09/30/2012
161546DN3	215,462	215,314	148	215,314	215,314	09/30/2012
16162WGC7	2,912,279	2,910,768	1,511	2,910,768	2,734,032	09/30/2012
172973D63	2,683,774	2,681,683	2,090	2,681,683	2,485,428	09/30/2012
17307GPH5	516,665	413,826	102,839	413,826	413,826	09/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

17309BAB3	$ 616,605	$ 603,094	$ 13,511	$ 603,094	$ 514,995	09/30/2012
22545LAT6	161,272	106,492	54,779	106,492	37,725	09/30/2012
294751DF6	555,914	554,387	1,527	554,387	468,300	09/30/2012
32051GMN2	1,512,009	1,501,420	10,589	1,501,420	1,501,420	09/30/2012
32051GZ99	6,781,183	6,778,396	2,787	6,778,396	6,783,895	09/30/2012
32052LAC7	3,198,430	3,193,132	5,298	3,193,132	3,234,469	09/30/2012
36242DYN7	19,538	-	19,538	-	12	09/30/2012
378961AF3	5,205,677	5,204,611	1,066	5,204,611	5,204,611	09/30/2012
466247RD7	357,231	59,623	297,609	59,623	59,623	09/30/2012
46629PAJ7	189,295	74,400	114,895	74,400	74,400	09/30/2012
55265KZR3	6,378,549	6,373,570	4,979	6,373,570	5,461,822	09/30/2012
55265WAT0	2,537,801	2,536,316	1,484	2,536,316	2,428,114	09/30/2012
57643MAY0	442,492	404,433	38,059	404,433	372,182	09/30/2012
57643MHT4	2,647,499	2,644,323	3,176	2,644,323	2,224,674	09/30/2012
59022HEB4	1,433,024	1,186,130	246,894	1,186,130	1,186,130	09/30/2012
68403BAE5	5,103,385	5,077,281	26,103	5,077,281	4,603,481	09/30/2012
69335YAJ5	1,652,558	1,649,885	2,673	1,649,885	1,649,885	09/30/2012
75970NAT4	489,193	459,097	30,096	459,097	224,639	09/30/2012
75970QAF7	4,934,658	4,852,220	82,438	4,852,220	2,989,145	09/30/2012
760985TP6	1,050,089	1,048,112	1,977	1,048,112	873,467	09/30/2012
760985U41	1,340,645	1,338,080	2,565	1,338,080	1,181,235	09/30/2012
76110VPG7	1,548,634	1,546,137	2,496	1,546,137	1,361,480	09/30/2012
76110WVR4	2,536,501	2,536,280	221	2,536,280	2,304,801	09/30/2012
76111XPE7	2,519,361	2,518,070	1,291	2,518,070	2,249,408	09/30/2012
76111XPF4	811,414	811,390	24	811,390	811,390	09/30/2012
863576CV4	2,362,966	2,102,173	260,793	2,102,173	2,102,173	09/30/2012
90263BHE1	858,821	858,614	207	858,614	626,816	09/30/2012
9292275R3	2,378,957	2,166,853	212,104	2,166,853	2,145,124	09/30/2012
929227Z66	4,382,182	4,378,491	3,692	4,378,491	3,452,223	09/30/2012
92922FH27	1,415	-	1,415	-	7,979	09/30/2012
92922FKK3	2,953,747	2,952,625	1,122	2,952,625	2,381,767	09/30/2012
92922FXB9	129,197	88,100	41,097	88,100	88,100	09/30/2012
939336Y31	64,026	57,621	6,404	57,621	57,621	09/30/2012
94979YBC8	3,084,646	3,062,528	22,117	3,062,528	2,213,461	09/30/2012
94980DAE8	3,717,296	3,673,130	44,166	3,673,130	2,812,807	09/30/2012
94980DAF5	1,060,283	1,049,531	10,751	1,049,531	734,157	09/30/2012
94980XAS3	5,107,600	5,070,816	36,784	5,070,816	3,853,180	09/30/2012
94980XAT1	1,230,611	1,223,894	6,717	1,223,894	795,303	09/30/2012
94981UAL3	344,475	217,651	126,824	217,651	217,651	09/30/2012
94983JAJ1	41,256	23,725	17,531	23,725	24,994	09/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

94983NAN3	$ 7,568	$ -	$ 7,568	$ -	$ 16,503	09/30/2012
000780AV8	3,631,960	3,373,039	258,920	3,373,039	3,373,039	12/31/2012
000780AX4	632,839	494,104	138,735	494,104	494,104	12/31/2012
000780GM2	641,496	580,112	61,384	580,112	580,112	12/31/2012
000780KJ4	1,502,924	1,430,437	72,487	1,430,437	1,430,437	12/31/2012
03072SQW8	2,410,465	274,833	2,135,632	274,833	274,833	12/31/2012
03072SQX6	2,181,658	272,104	1,909,555	272,104	272,104	12/31/2012
03702WAK0	765,304	5,798	759,506	5,798	63,700	12/31/2012
03927PAE8	2,117,730	1,880,925	236,805	1,880,925	1,880,925	12/31/2012
03927PAG3	26,498	1,500	24,998	1,500	1,500	12/31/2012
04542BMV1	2,109,131	432,010	1,677,121	432,010	432,010	12/31/2012
04542BMW9	9,160	995	8,165	995	14,074	12/31/2012
04544PAE9	5,045,815	2,277,369	2,768,447	2,277,369	2,277,369	12/31/2012
058931BR6	492,314	362,427	129,887	362,427	362,427	12/31/2012
05946XFK4	965,693	859,524	106,170	859,524	859,524	12/31/2012
05946XGG2	12,209,071	8,097,849	4,111,222	8,097,849	8,097,849	12/31/2012
05946XGH0	2,283,933	275,682	2,008,251	275,682	275,682	12/31/2012
05948KCC1	1,793,613	1,027,297	766,316	1,027,297	1,027,297	12/31/2012
05948KCD9	515,781	212,674	303,107	212,674	212,674	12/31/2012
05948KCU1	3,611,435	3,182,928	428,508	3,182,928	3,182,928	12/31/2012
05948KDT3	5,870,079	5,000,447	869,633	5,000,447	5,000,447	12/31/2012
05948KDU0	2,745,012	679,951	2,065,061	679,951	679,951	12/31/2012
05948KDV8	463,283	58,777	404,507	58,777	58,777	12/31/2012
05948KGK9	4,488,181	3,895,049	593,132	3,895,049	3,895,049	12/31/2012
05948KGL7	2,052,683	1,304,035	748,648	1,304,035	1,304,035	12/31/2012
05948KGM5	824,286	216,911	607,375	216,911	216,911	12/31/2012
05948KHU6	5,521,363	4,588,665	932,698	4,588,665	4,588,665	12/31/2012
05948KHV4	2,354,051	1,838,724	515,327	1,838,724	1,838,724	12/31/2012
05948KHW2	872,047	643,697	228,350	643,697	643,697	12/31/2012
05948KJX8	4,258,031	3,581,872	676,159	3,581,872	3,581,872	12/31/2012
05948KJY6	1,947,804	1,299,490	648,314	1,299,490	1,299,490	12/31/2012
05948KJZ3	828,066	357,905	470,162	357,905	357,905	12/31/2012
05948KMR7	3,661,974	2,201,172	1,460,803	2,201,172	2,201,172	12/31/2012
05948KNU9	2,929,135	1,445,360	1,483,775	1,445,360	1,445,360	12/31/2012
05948KRR2	4,948,306	2,821,847	2,126,458	2,821,847	2,821,847	12/31/2012
05948KST7	1,326,119	169,803	1,156,316	169,803	169,803	12/31/2012
05948KTP4	3,939,151	1,126,244	2,812,906	1,126,244	1,126,244	12/31/2012
05948KVE6	4,656,909	1,929,566	2,727,343	1,929,566	1,929,566	12/31/2012
05948KVF3	428,800	83,931	344,869	83,931	83,931	12/31/2012
05948KYD5	429,431	271,410	158,022	271,410	271,410	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05948X2A8	$ 1,853,002	$ 1,553,812	$ 299,190	$ 1,553,812	$ 1,553,812	12/31/2012
05948X5C1	845,591	742,698	102,894	742,698	742,698	12/31/2012
05948XD99	3,625,545	3,159,458	466,087	3,159,458	3,159,458	12/31/2012
05948XDK4	903,540	833,783	69,757	833,783	833,783	12/31/2012
05948XUE9	7,158,303	5,731,682	1,426,621	5,731,682	5,731,682	12/31/2012
05948XUF6	3,288,311	856,922	2,431,389	856,922	856,922	12/31/2012
05948XXB2	2,815,031	2,505,151	309,880	2,505,151	2,505,151	12/31/2012
05948XXC0	1,106,743	876,673	230,070	876,673	876,673	12/31/2012
05948XXD8	533,167	388,739	144,428	388,739	388,739	12/31/2012
05948XY96	2,496,124	1,917,693	578,431	1,917,693	1,917,693	12/31/2012
059497AB3	681,261	225,133	456,128	225,133	225,133	12/31/2012
059497AF4	434,201	173,400	260,801	173,400	173,400	12/31/2012
05949AF47	1,309,453	963,444	346,009	963,444	963,444	12/31/2012
05949AQL7	5,727,666	4,429,748	1,297,918	4,429,748	4,429,748	12/31/2012
05949AXN5	2,508,229	243,109	2,265,120	243,109	243,109	12/31/2012
05949AYP9	551,783	116,393	435,390	116,393	116,393	12/31/2012
05949CBN5	201,153	115,049	86,103	115,049	115,049	12/31/2012
06051GCY3	4,454,613	3,755,089	699,524	3,755,089	3,755,089	12/31/2012
07324MAF2	1,145,368	851,220	294,148	851,220	851,220	12/31/2012
07324MAH8	604,972	50,022	554,950	50,022	50,022	12/31/2012
07324SCV2	1,581,889	961,411	620,478	961,411	961,411	12/31/2012
07324YAK5	324,507	105,993	218,514	105,993	105,993	12/31/2012
07325NBR2	2,661,291	1,186,041	1,475,250	1,186,041	1,186,041	12/31/2012
07388LAQ3	766,806	441,000	325,806	441,000	441,000	12/31/2012
12498NAB9	2,257,214	1,443,044	814,170	1,443,044	1,443,044	12/31/2012
12513EAU8	5,195,280	3,200,000	1,995,280	3,200,000	3,200,000	12/31/2012
12513YAK6	2,498,304	1,040,886	1,457,418	1,040,886	1,040,886	12/31/2012
12513YAS9	201,164	15,312	185,853	15,312	15,312	12/31/2012
12558MBM3	2,570,591	2,343,445	227,145	2,343,445	2,343,445	12/31/2012
12666CAF0	66,632	46,335	20,297	46,335	230,695	12/31/2012
126670ZM3	4,521,697	2,087,850	2,433,847	2,087,850	2,087,850	12/31/2012
126673DR0	5,490,616	1,790,140	3,700,476	1,790,140	1,790,140	12/31/2012
126673GC0	1,882,217	466,477	1,415,740	466,477	466,477	12/31/2012
126673JE3	2,921,722	893,016	2,028,706	893,016	893,016	12/31/2012
126673NF5	2,444,100	944,070	1,500,030	944,070	944,070	12/31/2012
126673P48	3,689,072	646,771	3,042,301	646,771	646,771	12/31/2012
126673ZW5	6,875,193	1,063,355	5,811,838	1,063,355	1,063,355	12/31/2012
126673ZZ8	916,600	41,589	875,012	41,589	41,589	12/31/2012
12667FD44	853,903	319,652	534,251	319,652	319,652	12/31/2012
12669EGX8	472,125	284,016	188,110	284,016	284,016	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

12669ETE6	$ 2,023,158	$ 1,796,839	$ 226,319	$ 1,796,839	$ 1,796,839	12/31/2012
12669FHU0	912,916	642,756	270,160	642,756	642,756	12/31/2012
12669FQF3	134,883	45,887	88,996	45,887	45,887	12/31/2012
12669FSH7	1,816,823	1,457,594	359,228	1,457,594	1,457,594	12/31/2012
12669FXC2	1,316,705	218,161	1,098,544	218,161	218,161	12/31/2012
12669GJK8	3,420,402	1,485,355	1,935,047	1,485,355	1,485,355	12/31/2012
14986DAT7	276,103	191,320	84,783	191,320	191,320	12/31/2012
14986DAU4	99,856	-	99,856	-	57,684	12/31/2012
161546DN3	294,891	266,211	28,680	266,211	266,211	12/31/2012
161546GN0	1,191,358	1,050,069	141,289	1,050,069	1,050,069	12/31/2012
161546HW9	965,266	907,139	58,127	907,139	907,139	12/31/2012
16162WGC7	2,798,809	2,629,303	169,506	2,629,303	2,629,303	12/31/2012
16162WJZ3	1,853,947	1,554,159	299,788	1,554,159	1,554,159	12/31/2012
172973D63	2,577,404	2,391,535	185,869	2,391,535	2,391,535	12/31/2012
172973D89	654,772	550,705	104,067	550,705	550,705	12/31/2012
172973TG4	424,156	352,045	72,111	352,045	352,045	12/31/2012
172973UY3	1,672,701	1,509,911	162,790	1,509,911	1,509,911	12/31/2012
172973YG8	831,247	781,798	49,449	781,798	781,798	12/31/2012
17307GPH5	2,031,634	422,513	1,609,121	422,513	422,513	12/31/2012
17307GVL9	7,821,564	7,095,384	726,180	7,095,384	7,095,384	12/31/2012
17309BAB3	591,631	520,323	71,308	520,323	520,323	12/31/2012
17311QBS8	5,804,504	1,671,609	4,132,895	1,671,609	1,671,609	12/31/2012
20047NAN2	3,447,842	312,261	3,135,581	312,261	312,261	12/31/2012
20173QAK7	2,518,461	1,107,486	1,410,975	1,107,486	1,107,486	12/31/2012
20173QAR2	792,759	80,960	711,799	80,960	80,960	12/31/2012
225458RZ3	113,669	97,224	16,445	97,224	97,224	12/31/2012
22545LAT6	106,492	30,000	76,492	30,000	30,000	12/31/2012
22545MAP2	288,142	7,680	280,462	7,680	7,680	12/31/2012
225470BC6	3,240,696	1,856,928	1,383,768	1,856,928	1,856,928	12/31/2012
225470BE2	1,315,919	439,954	875,965	439,954	439,954	12/31/2012
225470H22	1,501,709	1,325,000	176,709	1,325,000	1,325,000	12/31/2012
294751DF6	554,387	472,565	81,822	472,565	472,565	12/31/2012
294751EL2	530,504	336,684	193,820	336,684	336,684	12/31/2012
294751FA5	3,033,731	1,209,949	1,823,783	1,209,949	1,209,949	12/31/2012
31846LBT2	86,320	77,432	8,888	77,432	77,432	12/31/2012
32027NFV8	811,001	759,568	51,433	759,568	759,568	12/31/2012
32027NNS6	1,306,760	839,774	466,986	839,774	839,774	12/31/2012
32051DL75	627,907	580,897	47,009	580,897	580,897	12/31/2012
32051GEF8	316,042	25,140	290,901	25,140	25,140	12/31/2012
32051GMN2	2,732,660	1,482,063	1,250,597	1,482,063	1,482,063	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

32051GNB7	$ 3,456,505	$ 694,089	$ 2,762,417	$ 694,089	$ 694,089	12/31/2012
32051GVB8	1,047,616	19,754	1,027,863	19,754	19,754	12/31/2012
32051GWZ4	1,801,125	75,052	1,726,074	75,052	75,052	12/31/2012
32052LAC7	3,144,307	3,142,157	2,150	3,142,157	3,191,132	12/31/2012
361849K68	3,397,716	1,750,000	1,647,716	1,750,000	1,750,000	12/31/2012
361849K84	967,916	479,034	488,882	479,034	479,034	12/31/2012
36185N4T4	1,731,177	1,396,760	334,417	1,396,760	1,396,760	12/31/2012
36228FC61	1,222,535	1,010,471	212,064	1,010,471	1,010,471	12/31/2012
36242D7Y3	3,611,749	2,780,208	831,540	2,780,208	2,780,208	12/31/2012
36242DNF6	1,900,875	949,154	951,722	949,154	949,154	12/31/2012
36242DSU8	3,965,466	3,679,120	286,346	3,679,120	3,679,120	12/31/2012
36828QQS8	1,693,655	382,234	1,311,422	382,234	382,234	12/31/2012
36828QSL1	660,344	275,550	384,794	275,550	275,550	12/31/2012
378961AF3	5,361,449	4,959,812	401,637	4,959,812	4,959,812	12/31/2012
396789KD0	2,384,646	706,484	1,678,162	706,484	706,484	12/31/2012
41161PNC3	64,000	36,962	27,038	36,962	36,962	12/31/2012
45254TTZ7	3,680,351	2,277,556	1,402,795	2,277,556	2,277,556	12/31/2012
466247HF3	1,629,465	340,912	1,288,553	340,912	340,912	12/31/2012
466247HG1	217,621	126,724	90,897	126,724	126,724	12/31/2012
466247QP1	1,281,848	1,200,115	81,734	1,200,115	1,202,187	12/31/2012
466247RD7	765,289	59,623	705,666	59,623	59,623	12/31/2012
466247ST1	78,873	41,834	37,038	41,834	41,834	12/31/2012
466247WV1	263,476	159,243	104,233	159,243	159,243	12/31/2012
46625M7A1	2,231,715	1,825,653	406,063	1,825,653	1,825,653	12/31/2012
46625YBQ5	239,957	139,942	100,015	139,942	139,942	12/31/2012
46625YBR3	3,411,899	944,526	2,467,374	944,526	944,526	12/31/2012
46625YDW0	1,364,398	497,956	866,442	497,956	497,956	12/31/2012
46625YHA4	2,090,251	1,464,901	625,350	1,464,901	1,464,901	12/31/2012
46625YNY5	2,336,117	788,199	1,547,918	788,199	788,199	12/31/2012
46625YRC9	1,518,375	624,837	893,538	624,837	1,311,796	12/31/2012
46625YSU8	2,799,103	1,901,618	897,485	1,901,618	1,901,618	12/31/2012
46625YWB5	4,593,759	743,436	3,850,323	743,436	743,436	12/31/2012
46625YWL3	190,383	139,026	51,357	139,026	139,026	12/31/2012
46627QAA6	97,328	-	97,328	-	36,747	12/31/2012
46629GAR9	886,025	858,660	27,365	858,660	858,660	12/31/2012
46629MAU9	3,034,691	1,670,005	1,364,686	1,670,005	1,670,005	12/31/2012
46629PAJ7	142,477	60,000	82,477	60,000	60,000	12/31/2012
46630AAA6	1,567,232	660,800	906,432	660,800	660,800	12/31/2012
46630VAQ5	1,451,528	473,328	978,200	473,328	473,328	12/31/2012
46630VAS1	303,691	177,560	126,131	177,560	177,560	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

46631BAN5	$ 1,601,873	$ 784,674	$ 817,199	$ 784,674	$ 784,674	12/31/2012
46632HAN1	6,497,754	2,024,150	4,473,605	2,024,150	2,024,150	12/31/2012
46632MAU4	16,005	1,600	14,405	1,600	1,600	12/31/2012
49436PAD7	15,720	189	15,531	189	189	12/31/2012
49436PAE5	34,279	353	33,925	353	353	12/31/2012
50179MAR2	1,485,782	1,260,000	225,782	1,260,000	1,260,000	12/31/2012
52108H3R3	2,854,698	354,202	2,500,496	354,202	354,202	12/31/2012
52108H3S1	2,089,661	224,614	1,865,046	224,614	224,614	12/31/2012
52108HA87	3,003,898	2,195,094	808,804	2,195,094	2,195,094	12/31/2012
55265KN62	1,977,874	1,714,286	263,589	1,714,286	1,714,286	12/31/2012
55265KZR3	6,180,890	5,309,465	871,425	5,309,465	5,309,465	12/31/2012
55265KZT9	1,625,249	1,123,972	501,277	1,123,972	1,123,972	12/31/2012
55265WAT0	2,335,168	2,235,946	99,223	2,235,946	2,235,946	12/31/2012
55313KAK7	157,312	35,000	122,312	35,000	35,000	12/31/2012
57643LRK4	932,132	652,013	280,118	652,013	652,013	12/31/2012
57643MAY0	379,967	313,039	66,927	313,039	313,039	12/31/2012
57643MHT4	2,529,216	2,139,900	389,316	2,139,900	2,139,900	12/31/2012
57643MHV9	463,949	36,844	427,105	36,844	36,844	12/31/2012
585525EJ3	2,034,283	1,711,824	322,459	1,711,824	1,711,824	12/31/2012
59020UNG6	2,153,883	1,101,756	1,052,126	1,101,756	1,101,756	12/31/2012
59022HEA6	2,888,705	1,490,575	1,398,130	1,490,575	1,490,575	12/31/2012
59022HEB4	1,711,720	1,130,817	580,903	1,130,817	1,203,567	12/31/2012
59022HJV5	2,742,592	1,285,056	1,457,536	1,285,056	1,285,056	12/31/2012
59023BAJ3	6,468,587	4,057,774	2,410,813	4,057,774	4,057,774	12/31/2012
59025KAJ1	4,331,858	641,655	3,690,203	641,655	641,655	12/31/2012
59549RAC8	746,302	722,855	23,447	722,855	722,855	12/31/2012
59549WAD5	2,158,531	2,142,483	16,048	2,142,483	2,142,483	12/31/2012
61750WBD4	18,368	-	18,368	-	12,991	12/31/2012
68403BAE5	5,077,281	4,572,367	504,914	4,572,367	4,572,367	12/31/2012
69335YAJ5	2,533,096	1,684,489	848,607	1,684,489	1,684,489	12/31/2012
70069FGB7	2,641,414	2,590,680	50,734	2,590,680	2,590,680	12/31/2012
73316PAJ9	2,418,891	1,488,569	930,323	1,488,569	1,488,569	12/31/2012
73316PBA7	3,391,850	2,470,631	921,219	2,470,631	2,470,631	12/31/2012
73316PBB5	2,689,792	1,345,967	1,343,824	1,345,967	1,345,967	12/31/2012
73316PBS8	7,360,511	5,263,895	2,096,616	5,263,895	5,263,895	12/31/2012
73316PCK4	1,205,895	863,769	342,126	863,769	863,769	12/31/2012
73316PCL2	617,236	247,748	369,488	247,748	247,748	12/31/2012
73316PGL8	3,011,124	505,477	2,505,647	505,477	505,477	12/31/2012
749577AA0	15,512,951	15,136,511	376,440	15,136,511	15,136,511	12/31/2012
74958AAD6	4,460,147	4,318,699	141,447	4,318,699	4,318,699	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

74958YAA0	$ 3,630,970	$ 3,503,186	$ 127,784	$ 3,503,186	$ 3,503,186	12/31/2012
75970NAT4	459,097	297,430	161,667	297,430	297,430	12/31/2012
75970QAF7	4,838,532	3,158,690	1,679,841	3,158,690	3,158,690	12/31/2012
759950DS4	2,584,200	628,692	1,955,509	628,692	628,692	12/31/2012
760985D32	1,067,888	409,762	658,125	409,762	409,762	12/31/2012
760985Q61	1,404,801	1,082,380	322,420	1,082,380	1,082,380	12/31/2012
760985TP6	962,542	802,443	160,100	802,443	802,443	12/31/2012
760985TQ4	615,370	466,580	148,790	466,580	466,580	12/31/2012
760985U41	1,338,080	1,234,928	103,152	1,234,928	1,234,928	12/31/2012
760985XY2	942,246	221,342	720,904	221,342	221,342	12/31/2012
760985XZ9	41,387	14,792	26,595	14,792	14,792	12/31/2012
760985YX3	447,707	121,538	326,170	121,538	121,538	12/31/2012
760985ZJ3	1,414,921	731,230	683,691	731,230	731,230	12/31/2012
76110VBX5	317,620	313,198	4,423	313,198	313,198	12/31/2012
76110VPG7	1,459,721	1,320,080	139,641	1,320,080	1,320,080	12/31/2012
76110WC79	1,407,092	1,072,592	334,499	1,072,592	1,072,592	12/31/2012
76110WC87	1,912,817	644,046	1,268,770	644,046	644,046	12/31/2012
76110WVR4	2,427,528	2,263,455	164,073	2,263,455	2,263,455	12/31/2012
76110WVS2	561,192	443,956	117,236	443,956	443,956	12/31/2012
76110WWJ1	1,219,069	449,081	769,987	449,081	449,081	12/31/2012
76111J2B9	1,792,533	1,667,600	124,933	1,667,600	1,667,600	12/31/2012
76111J5M2	2,009,320	1,938,347	70,973	1,938,347	1,938,347	12/31/2012
76111J6G4	522,590	475,143	47,446	475,143	475,143	12/31/2012
76111J7T5	515,962	446,840	69,122	446,840	446,840	12/31/2012
76111XCZ4	450,459	397,853	52,606	397,853	397,853	12/31/2012
76111XEK5	640,342	601,985	38,356	601,985	601,985	12/31/2012
76111XFN8	627,096	575,418	51,678	575,418	575,418	12/31/2012
76111XJA2	642,447	525,950	116,498	525,950	525,950	12/31/2012
76111XPE7	2,323,876	2,076,607	247,269	2,076,607	2,076,607	12/31/2012
76111XPF4	940,353	738,528	201,826	738,528	738,528	12/31/2012
76111XPG2	255,300	127,837	127,463	127,837	127,837	12/31/2012
76112BHZ6	4,495,205	1,949,422	2,545,783	1,949,422	1,949,422	12/31/2012
76113ABJ9	4,652,571	3,957,730	694,841	3,957,730	3,957,730	12/31/2012
79548KA73	2,148,194	1,453,989	694,204	1,453,989	1,453,989	12/31/2012
80382UAT0	860,891	480,890	380,001	480,890	480,890	12/31/2012
81744FGG6	2,979,286	430,677	2,548,610	430,677	430,677	12/31/2012
81744FHQ3	1,531,805	226,201	1,305,604	226,201	226,201	12/31/2012
83611MDJ4	6,919,468	1,544,141	5,375,327	1,544,141	1,544,141	12/31/2012
83611MMK1	2,318,487	2,068,840	249,647	2,068,840	2,068,840	12/31/2012
863576CV4	10,137,251	1,691,574	8,445,678	1,691,574	1,691,574	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

86359BV81	$ 550,671	$ 388,281	$ 162,390	$ 388,281	$ 388,281	12/31/2012
86359BW98	1,928,966	1,737,904	191,062	1,737,904	1,737,904	12/31/2012
90263BHE1	858,614	654,253	204,361	654,253	654,253	12/31/2012
921796GR3	1,087,264	1,074,777	12,487	1,074,777	1,074,777	12/31/2012
9292275R3	2,037,806	2,019,136	18,669	2,019,136	2,019,136	12/31/2012
929227K21	905,010	819,346	85,664	819,346	819,346	12/31/2012
929227WP7	18,846	11,883	6,963	11,883	11,883	12/31/2012
92922FKK3	2,890,935	2,338,966	551,969	2,338,966	2,338,966	12/31/2012
92922FVM7	1,108,551	825,824	282,727	825,824	825,824	12/31/2012
92922FXB9	342,517	95,136	247,381	95,136	95,136	12/31/2012
9297663A9	3,529,483	2,635,981	893,502	2,635,981	2,635,981	12/31/2012
92976BBV3	1,225,869	768,320	457,549	768,320	768,320	12/31/2012
92977QAQ1	956,053	273,552	682,500	273,552	273,552	12/31/2012
92978MAL0	4,517,268	3,285,509	1,231,760	3,285,509	3,285,509	12/31/2012
92978PAQ2	136,922	29,896	107,026	29,896	29,896	12/31/2012
92978PAR0	648,835	146,401	502,434	146,401	146,401	12/31/2012
939336RN5	4,224,462	3,990,922	233,540	3,990,922	3,990,922	12/31/2012
939336TY9	2,058,741	2,014,369	44,372	2,014,369	2,014,369	12/31/2012
939336TZ6	784,472	719,888	64,584	719,888	719,888	12/31/2012
939336Y31	204,565	62,788	141,777	62,788	62,788	12/31/2012
949760AW2	3,664,355	3,529,257	135,098	3,529,257	3,529,257	12/31/2012
949760AY8	918,895	698,480	220,415	698,480	698,480	12/31/2012
94979YBC8	2,983,747	2,151,562	832,185	2,151,562	2,151,562	12/31/2012
94980DAE8	3,457,958	2,688,892	769,066	2,688,892	2,688,892	12/31/2012
94980DAF5	988,050	709,150	278,900	709,150	709,150	12/31/2012
94980XAS3	4,853,099	3,694,609	1,158,491	3,694,609	3,694,609	12/31/2012
94980XAT1	1,171,346	763,388	407,958	763,388	763,388	12/31/2012
94981FAN2	3,724,374	717,541	3,006,833	717,541	717,541	12/31/2012
94981UAL3	1,474,857	151,858	1,322,999	151,858	151,858	12/31/2012
94982FAS0	7,266,191	3,948,450	3,317,740	3,948,450	3,948,450	12/31/2012
94982MAH9	156,185	155,678	507	155,678	155,678	12/31/2012
94982QAE7	2,801,020	2,398,153	402,868	2,398,153	2,398,153	12/31/2012
94983JAJ1	12,612	6,897	5,715	6,897	6,897	12/31/2012
9292275Q5	5,291,440	4,843,623	447,816	4,843,623	4,842,483	12/31/2012
05947U2X5	2,689,349	2,447,050	242,299	2,447,050	2,447,050	12/31/2012
05947UMH8	3,960,355	3,833,004	127,351	3,833,004	3,833,004	12/31/2012
05947UPX0	2,710,047	2,576,451	133,596	2,576,451	2,576,451	12/31/2012
05947UQA9	4,001,001	3,466,092	534,909	3,466,092	3,466,092	12/31/2012
05947UQC5	4,614,901	3,184,668	1,430,233	3,184,668	3,184,668	12/31/2012
05947USK5	7,235,732	6,552,134	683,598	6,552,134	6,552,134	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05950WAM0	$ 6,155,522	$ 2,950,090	$ 3,205,432	$ 2,950,090	$ 2,950,090	12/31/2012
05952AAQ7	994,410	574,470	419,940	574,470	574,470	12/31/2012
07383FWL8	3,970,173	3,589,484	380,689	3,589,484	3,589,484	12/31/2012
126175AK4	4,998,867	4,885,600	113,267	4,885,600	4,885,600	12/31/2012
17309DAH6	5,056,790	3,621,615	1,435,175	3,621,615	3,621,615	12/31/2012
201730BE7	315,190	222,412	92,778	222,412	222,412	12/31/2012
22540VCY6	5,300,000	2,576,966	2,723,034	2,576,966	2,576,966	12/31/2012
22541QSM5	3,988,854	3,920,612	68,242	3,920,612	3,920,612	12/31/2012
22541QSN3	2,033,096	1,967,209	65,887	1,967,209	1,967,209	12/31/2012
22541QV82	2,805,364	2,562,756	242,608	2,562,756	2,562,756	12/31/2012
22541S2W7	734,843	734,622	221	734,622	734,622	12/31/2012
22541SKU1	7,333,054	7,230,109	102,944	7,230,109	7,230,109	12/31/2012
225470DN0	4,453,344	3,808,161	645,183	3,808,161	3,808,161	12/31/2012
22943EAE3	4,800,768	4,671,696	129,072	4,671,696	4,671,696	12/31/2012
23322BNY0	3,204	2	3,202	2	2	12/31/2012
361849ZC9	1,989,039	1,957,282	31,757	1,957,282	1,957,282	12/31/2012
36228CWA7	3,731,162	2,450,505	1,280,657	2,450,505	2,450,505	12/31/2012
36828QFV3	1,999,074	1,985,288	13,786	1,985,288	1,985,288	12/31/2012
36828QFX9	1,978,414	1,919,824	58,590	1,919,824	1,919,824	12/31/2012
36828QHZ2	1,501,180	1,495,583	5,597	1,495,583	1,495,583	12/31/2012
36828QJM9	1,993,588	1,830,870	162,718	1,830,870	1,830,870	12/31/2012
36828QPG5	4,915,146	4,217,910	697,236	4,217,910	4,217,910	12/31/2012
36828QPH3	3,939,836	3,209,208	730,628	3,209,208	3,209,208	12/31/2012
396789KA6	247,495	212,430	35,066	212,430	212,430	12/31/2012
45254NLY1	695,277	609,453	85,823	609,453	609,453	12/31/2012
45254TUA0	2,934,137	1,547,514	1,386,623	1,547,514	1,547,514	12/31/2012
46625M2E8	4,910,704	4,708,695	202,009	4,708,695	4,708,695	12/31/2012
46625M2N8	2,999,379	2,489,277	510,102	2,489,277	2,489,277	12/31/2012
46625M3X5	4,891,658	3,584,858	1,306,800	3,584,858	3,584,858	12/31/2012
46625M3Z0	4,674,255	2,170,905	2,503,349	2,170,905	2,170,905	12/31/2012
46625MB65	8,509,231	8,030,485	478,746	8,030,485	8,030,485	12/31/2012
46625MQ44	5,007,174	3,827,010	1,180,164	3,827,010	3,827,010	12/31/2012
46625MW39	2,490,905	2,420,190	70,715	2,420,190	2,420,190	12/31/2012
46625MW70	7,713,856	7,035,568	678,287	7,035,568	7,035,568	12/31/2012
46625YDJ9	1,493,314	1,305,392	187,923	1,305,392	1,305,392	12/31/2012
46625YDK6	3,969,977	2,800,424	1,169,553	2,800,424	2,800,424	12/31/2012
46625YDS9	999,547	342,957	656,590	342,957	342,957	12/31/2012
46625YGZ0	3,483,534	2,426,305	1,057,229	2,426,305	2,426,305	12/31/2012
46625YNL3	4,999,765	4,492,550	507,215	4,492,550	4,492,550	12/31/2012
46625YNP4	1,277,491	1,269,208	8,284	1,269,208	1,269,208	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

46628FAQ4	$ 8,933,741	$ 5,572,395	$ 3,361,346	$ 5,572,395	$ 5,572,395	12/31/2012
52108HA79	3,000,457	2,664,654	335,803	2,664,654	2,664,654	12/31/2012
52108HUW2	4,987,024	4,915,340	71,684	4,915,340	4,915,340	12/31/2012
55312VAN8	5,446,398	2,029,290	3,417,108	2,029,290	2,029,290	12/31/2012
59022HBV3	1,994,063	1,334,065	659,997	1,334,065	1,334,065	12/31/2012
61745MTL7	4,195,800	4,141,028	54,772	4,141,028	4,141,028	12/31/2012
61750CAM9	5,005,769	4,002,670	1,003,099	4,002,670	4,002,670	12/31/2012
929766EK5	3,260,218	3,251,266	8,952	3,251,266	3,251,266	12/31/2012
929766KR3	1,212,610	1,131,895	80,715	1,131,895	1,131,895	12/31/2012
929766MZ3	4,992,504	3,987,000	1,005,504	3,987,000	3,987,000	12/31/2012
929766NA7	3,156,200	715,246	2,440,954	715,246	715,246	12/31/2012
929766UG6	606,238	548,833	57,405	548,833	548,833	12/31/2012
929766WN9	6,669,460	6,643,520	25,940	6,643,520	6,643,520	12/31/2012
92976BAC6	7,127,925	5,863,528	1,264,397	5,863,528	5,863,528	12/31/2012
92976BDW9	2,175,297	1,303,884	871,414	1,303,884	1,303,884	12/31/2012
92976BEB4	4,712,125	3,750,837	961,288	3,750,837	3,750,837	12/31/2012
000780CW4	1,351,525	1,325,464	26,060	1,325,464	1,325,464	12/31/2012
004375BF7	901,654	446,924	454,730	446,924	446,924	12/31/2012
040104BV2	7,033,455	6,692,892	340,563	6,692,892	6,692,892	12/31/2012
05946XFJ7	3,044,481	2,776,280	268,201	2,776,280	2,776,280	12/31/2012
05948JAM4	511,640	381,492	130,148	381,492	381,492	12/31/2012
05948KAL3	2,649,704	2,480,382	169,322	2,480,382	2,480,382	12/31/2012
05948KFC8	5,823,204	5,049,686	773,518	5,049,686	5,049,686	12/31/2012
05948KFD6	2,688,379	1,907,999	780,380	1,907,999	1,907,999	12/31/2012
05948KFE4	1,274,865	442,235	832,630	442,235	442,235	12/31/2012
05948XEG2	882,936	550,783	332,153	550,783	550,783	12/31/2012
05948XLA7	947,921	777,446	170,475	777,446	777,446	12/31/2012
05948XM24	747,840	678,751	69,089	678,751	678,751	12/31/2012
05949ACJ7	2,084,590	1,970,321	114,268	1,970,321	1,970,321	12/31/2012
05949AJF8	3,794,004	562,949	3,231,055	562,949	562,949	12/31/2012
06051GAK5	596,185	528,974	67,211	528,974	528,974	12/31/2012
06051GAL3	313,755	265,946	47,809	265,946	265,946	12/31/2012
126502AC7	120,410	106,752	13,659	106,752	106,752	12/31/2012
126502E*0	59,416	51,200	8,216	51,200	51,200	12/31/2012
126671ZS8	139,828	135,133	4,696	135,133	135,133	12/31/2012
12669D2W7	1,238,382	1,052,166	186,216	1,052,166	1,052,166	12/31/2012
12669DMH8	2,203,535	2,108,929	94,606	2,108,929	2,108,929	12/31/2012
12669DZS0	614,208	577,378	36,830	577,378	577,378	12/31/2012
12669EMM5	750,940	554,778	196,162	554,778	554,778	12/31/2012
12669ETF3	761,053	660,167	100,886	660,167	660,167	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

12669ETG1	$ 402,410	$ 339,204	$ 63,205	$ 339,204	$ 339,204	12/31/2012
12669FHB2	2,473,327	2,321,483	151,844	2,321,483	2,321,483	12/31/2012
12669FHC0	957,419	860,325	97,094	860,325	860,325	12/31/2012
12669FHT3	2,458,036	1,976,478	481,558	1,976,478	1,976,478	12/31/2012
12669GHZ7	312,007	262,360	49,647	262,360	262,360	12/31/2012
15132EHR2	291,035	271,000	20,035	271,000	271,000	12/31/2012
152314LN8	1,410,491	1,155,292	255,199	1,155,292	1,155,292	12/31/2012
161546JL1	992,542	935,680	56,862	935,680	935,680	12/31/2012
16162WGD5	1,699,898	1,510,999	188,898	1,510,999	1,510,999	12/31/2012
172939AB6	22,241	20,376	1,865	20,376	20,376	12/31/2012
172973D71	1,285,475	1,131,114	154,361	1,131,114	1,131,114	12/31/2012
172973TE9	1,714,243	1,546,196	168,047	1,546,196	1,546,196	12/31/2012
172973YF0	2,903,343	2,831,033	72,310	2,831,033	2,831,033	12/31/2012
294751DW9	2,541,893	1,944,940	596,953	1,944,940	1,944,940	12/31/2012
294751DX7	607,492	364,709	242,783	364,709	364,709	12/31/2012
31738VCA1	249,708	245,964	3,744	245,964	245,964	12/31/2012
32051D4G4	2,604,291	1,951,821	652,469	1,951,821	1,951,821	12/31/2012
32051DQ88	127,112	8,458	118,654	8,458	8,458	12/31/2012
32051GJE6	4,663,177	1,217,887	3,445,290	1,217,887	1,217,887	12/31/2012
36185HEC3	1,458,227	1,142,784	315,443	1,142,784	1,142,784	12/31/2012
36185N4S6	4,519,758	3,995,062	524,695	3,995,062	3,995,062	12/31/2012
36185NQ78	3,071,868	2,401,045	670,823	2,401,045	2,401,045	12/31/2012
36228FC20	4,818,893	4,640,985	177,908	4,640,985	4,640,985	12/31/2012
36242DR62	779,111	774,951	4,160	774,951	774,951	12/31/2012
36242DSV6	1,991,751	1,223,886	767,865	1,223,886	1,223,886	12/31/2012
378961AV8	3,695,467	3,273,033	422,434	3,273,033	3,273,033	12/31/2012
44967#AD7	25,853	25,277	575	25,277	25,277	12/31/2012
46626LFL9	494,186	464,790	29,396	464,790	464,790	12/31/2012
493553BL4	301,348	244,319	57,030	244,319	244,319	12/31/2012
55265KJ34	7,590,237	7,375,088	215,149	7,375,088	7,375,088	12/31/2012
55265KN54	6,525,824	5,852,711	673,112	5,852,711	5,852,711	12/31/2012
55265KSX8	1,956,405	1,934,631	21,774	1,934,631	1,934,631	12/31/2012
55265KUP2	2,020,200	1,981,659	38,541	1,981,659	1,981,659	12/31/2012
55265KWS4	547,577	517,895	29,682	517,895	517,895	12/31/2012
55265KWT2	266,851	246,843	20,009	246,843	246,843	12/31/2012
55265KYB9	3,899,236	3,769,244	129,992	3,769,244	3,769,244	12/31/2012
55265WAU7	1,737,608	1,662,925	74,683	1,662,925	1,662,925	12/31/2012
57643MAX2	1,615,539	1,375,797	239,742	1,375,797	1,375,797	12/31/2012
57643MDQ4	1,945,136	1,802,160	142,976	1,802,160	1,802,160	12/31/2012
57643MHU1	871,526	610,612	260,914	610,612	610,612	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

64352VEH0	$ 3,229,720	$ 3,112,093	$ 117,627	$ 3,112,093	$ 3,112,093	12/31/2012
73316PDT4	5,879,965	1,679,815	4,200,150	1,679,815	1,679,815	12/31/2012
743947AA1	7,317	6,507	810	6,507	6,507	12/31/2012
743947AB9	11,037	10,715	322	10,715	10,715	12/31/2012
74434UCQ5	1,806	1,388	418	1,388	1,388	12/31/2012
74434UJA3	40,036	37,530	2,506	37,530	37,530	12/31/2012
759950BJ6	2,479,245	1,949,944	529,301	1,949,944	1,949,944	12/31/2012
759950BV9	1,599,184	1,305,122	294,063	1,305,122	1,305,122	12/31/2012
760985D24	573,640	532,730	40,910	532,730	532,730	12/31/2012
760985H95	1,409,146	1,302,352	106,794	1,302,352	1,302,352	12/31/2012
760985N56	1,582,236	688,380	893,856	688,380	688,380	12/31/2012
760985VT5	1,582,861	1,497,971	84,890	1,497,971	1,497,971	12/31/2012
760985VU2	638,363	590,371	47,992	590,371	590,371	12/31/2012
760985VV0	408,446	369,933	38,513	369,933	369,933	12/31/2012
76110VMJ4	322,423	309,636	12,787	309,636	309,636	12/31/2012
76110VPT9	461,573	436,327	25,245	436,327	436,327	12/31/2012
76110WRV0	97,679	64,107	33,572	64,107	64,107	12/31/2012
76111J5N0	1,311,341	1,245,602	65,739	1,245,602	1,245,602	12/31/2012
76111XCX9	2,055,130	2,008,122	47,008	2,008,122	2,008,122	12/31/2012
76111XCY7	603,752	567,840	35,913	567,840	567,840	12/31/2012
76111XEJ8	1,808,856	1,712,534	96,322	1,712,534	1,712,534	12/31/2012
76112BAG5	5,113,070	2,282,103	2,830,967	2,282,103	2,282,103	12/31/2012
76112BDV9	2,416,615	1,361,850	1,054,765	1,361,850	1,361,850	12/31/2012
805564QB0	4,546,020	2,738,448	1,807,572	2,738,448	2,738,448	12/31/2012
81375WDS2	542,271	535,097	7,174	535,097	535,097	12/31/2012
86358RR82	96,603	15,594	81,009	15,594	15,594	12/31/2012
86359A4Q3	7,507,376	6,933,519	573,857	6,933,519	6,933,519	12/31/2012
86359A4R1	2,334,756	2,040,373	294,383	2,040,373	2,040,373	12/31/2012
86359AF24	2,317,797	2,167,146	150,651	2,167,146	2,167,146	12/31/2012
86359AP31	2,049,013	1,941,719	107,295	1,941,719	1,941,719	12/31/2012
86359AP49	662,024	617,030	44,994	617,030	617,030	12/31/2012
86359APH0	1,494,813	1,346,465	148,348	1,346,465	1,346,465	12/31/2012
86359APK3	1,117,949	890,387	227,562	890,387	890,387	12/31/2012
86359AUL5	748,257	708,736	39,521	708,736	708,736	12/31/2012
86359AUM3	308,137	282,089	26,048	282,089	282,089	12/31/2012
86359AY56	7,171,930	6,180,032	991,898	6,180,032	6,180,032	12/31/2012
86359AY64	1,733,121	1,248,913	484,208	1,248,913	1,248,913	12/31/2012
86359BX48	425,101	110,716	314,385	110,716	110,716	12/31/2012
929227E51	2,110,415	2,088,064	22,351	2,088,064	2,088,064	12/31/2012
92922FHD3	13,718,261	12,765,252	953,010	12,765,252	12,765,252	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

92922FQT8	$ 4,636,290	$ 4,324,840	$ 311,450	$ 4,324,840	$ 4,324,840	12/31/2012
939336UA9	613,776	498,739	115,037	498,739	498,739	12/31/2012
939336Z63	1,791,657	347,518	1,444,139	347,518	347,518	12/31/2012
939336ZW6	668,990	604,444	64,546	604,444	604,444	12/31/2012
939336ZX4	451,055	402,421	48,634	402,421	402,421	12/31/2012
94979LAM5	4,198,187	2,126,597	2,071,591	2,126,597	2,126,597	12/31/2012
05946XTX1	63,578	-	63,578	-	9,226	03/31/2011
05949QBV6	439,387	320,778	118,609	320,778	320,778	03/31/2011
12501RAA7	687,384	634,111	53,273	634,111	247,215	03/31/2011
12501RAB5	473,819	455,923	17,896	455,923	278,023	03/31/2011
1729734M8	598,459	34,517	563,942	34,517	34,517	03/31/2011
32051GRL1	216,906	94,593	122,313	94,593	94,593	03/31/2011
32051GVB8	1,061,652	662,991	398,661	662,991	662,991	03/31/2011
32052UAX1	223,793	44,476	179,317	44,476	44,476	03/31/2011
362341EV7	200,442	127,315	73,127	127,315	127,315	03/31/2011
36828QMN3	1,572,785	1,190,445	382,340	1,190,445	1,190,445	03/31/2011
466247HG1	167,823	136,184	31,639	136,184	136,184	03/31/2011
466247ST1	306,662	263,619	43,043	263,619	263,619	03/31/2011
46625YRC9	4,458,814	3,074,844	1,383,970	3,074,844	3,074,844	03/31/2011
52520MGD9	367,415	321,919	45,496	321,919	612,377	03/31/2011
59025KAJ1	4,854,518	4,165,509	689,009	4,165,509	4,165,509	03/31/2011
74958AAD6	5,925,044	5,918,038	7,006	5,918,038	5,243,442	03/31/2011
74958YAA0	4,966,566	4,956,324	10,242	4,956,324	4,422,432	03/31/2011
75970QAF7	5,410,463	5,363,550	46,913	5,363,550	3,439,667	03/31/2011
760985XZ9	212,864	65,288	147,576	65,288	65,288	03/31/2011
76110WVR4	3,211,131	3,207,855	3,276	3,207,855	2,619,300	03/31/2011
76111XA60	47,620	29,572	18,048	29,572	29,572	03/31/2011
929227WP7	105,591	89,560	16,031	89,560	10,934	03/31/2011
92922FH27	1,386,838	80,165	1,306,673	80,165	80,165	03/31/2011
04542BMW9	114,495	106,111	8,384	106,111	106,111	06/30/2011
05948KJX8	4,736,028	4,735,999	29	4,735,999	3,904,985	06/30/2011
05949AQL7	6,499,368	6,498,921	447	6,498,921	5,007,687	06/30/2011
05949QBV6	2,438,027	335,492	2,102,535	335,492	335,492	06/30/2011
12669FQF3	116,729	79,244	37,485	79,244	79,244	06/30/2011
1729734M8	224,643	37,434	187,209	37,434	37,434	06/30/2011
32051GD77	1,206,432	110,044	1,096,388	110,044	110,044	06/30/2011
32051GRL1	109,815	36,279	73,536	36,279	36,279	06/30/2011
32051GVB8	665,328	601,955	63,373	601,955	601,955	06/30/2011
32052LAT0	150,776	112,095	38,681	112,095	112,095	06/30/2011
32052UAX1	101,690	25,904	75,786	25,904	46,534	06/30/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

362341EV7	$ 120,714	$ 79,368	$ 41,346	$ 79,368	$ 79,368	06/30/2011
378961AF3	7,146,891	7,128,339	18,552	7,128,339	6,168,008	06/30/2011
393505QZ8	3,700,762	3,666,005	34,757	3,666,005	3,963,679	06/30/2011
396789KD0	4,005,465	3,107,559	897,906	3,107,559	2,690,682	06/30/2011
466247HG1	164,017	133,674	30,343	133,674	133,674	06/30/2011
466247ST1	210,248	193,695	16,553	193,695	193,695	06/30/2011
46625YHA4	3,048,496	2,090,251	958,245	2,090,251	1,459,754	06/30/2011
46625YSU8	2,987,943	2,034,739	953,204	2,034,739	2,034,739	06/30/2011
52520MGD9	281,889	257,299	24,590	257,299	277,975	06/30/2011
73316PGL8	905,964	835,934	70,030	835,934	835,934	06/30/2011
749577AA0	20,091,722	20,001,589	90,133	20,001,589	18,045,720	06/30/2011
74958AAD6	5,918,038	5,883,237	34,801	5,883,237	5,310,489	06/30/2011
74958YAA0	4,909,517	4,855,315	54,202	4,855,315	4,484,588	06/30/2011
75970QAF7	5,363,550	5,334,229	29,321	5,334,229	2,978,902	06/30/2011
760985XZ9	67,558	51,399	16,159	51,399	51,399	06/30/2011
760985YX3	772,122	771,413	709	771,413	134,671	06/30/2011
76110WWJ1	548,807	548,777	30	548,777	548,777	06/30/2011
76111XA60	124,883	-	124,883	-	25	06/30/2011
76111XXX6	125,032	112,682	12,350	112,682	112,682	06/30/2011
863576AT1	131,834	128,663	3,171	128,663	128,663	06/30/2011
929227Z66	5,128,490	5,127,793	697	5,127,793	4,143,659	06/30/2011
92922FH27	90,411	73,028	17,383	73,028	73,028	06/30/2011
94981FAN2	1,435,300	1,419,729	15,571	1,419,729	1,419,729	06/30/2011
94983JAJ1	1,754,968	215,801	1,539,167	215,801	215,801	06/30/2011
94983NAN3	1,928,910	275,047	1,653,863	275,047	275,047	06/30/2011
058931BR6	4,003,028	807,566	3,195,462	807,566	807,566	09/30/2011
05948KCC1	2,200,773	2,194,261	6,512	2,194,261	1,397,800	09/30/2011
05948KJX8	4,670,175	4,665,114	5,061	4,665,114	3,859,951	09/30/2011
05948KMR7	1,973,971	1,961,471	12,500	1,961,471	1,961,471	09/30/2011
05948KTP4	1,045,935	1,037,456	8,479	1,037,456	1,037,456	09/30/2011
05949AQL7	6,375,850	6,373,905	1,945	6,373,905	5,099,796	09/30/2011
12498NAB9	2,496,412	2,487,974	8,438	2,487,974	1,776,388	09/30/2011
12669EGX8	794,335	787,816	6,519	787,816	355,249	09/30/2011
12669FQF3	191,381	121,550	69,831	121,550	121,550	09/30/2011
1729734M8	249,998	2,861	247,137	2,861	2,861	09/30/2011
32051GD77	136,440	82,385	54,055	82,385	82,385	09/30/2011
32051GMN2	2,821,948	2,821,279	669	2,821,279	1,447,532	09/30/2011
32051GRL1	563,098	4,600	558,498	4,600	4,600	09/30/2011
32051GVB8	937,953	701,759	236,194	701,759	701,759	09/30/2011
32052LAT0	546,240	97,984	448,256	97,984	97,984	09/30/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

32052UAX1	$ 22,506	$ -	$ 22,506	$ -	$ 2,131	09/30/2011
362341EV7	193,579	73,217	120,362	73,217	73,217	09/30/2011
36242DYN7	1,245,587	191,813	1,053,774	191,813	191,813	09/30/2011
36828QQS8	2,292,515	1,681,795	610,720	1,681,795	1,681,795	09/30/2011
378961AF3	6,823,930	6,823,597	333	6,823,597	5,917,366	09/30/2011
41161PNC3	490,169	271,297	218,872	271,297	271,297	09/30/2011
466247HG1	187,421	125,127	62,294	125,127	125,127	09/30/2011
466247RD7	177,307	72,229	105,078	72,229	72,229	09/30/2011
466247ST1	141,876	88,983	52,893	88,983	88,983	09/30/2011
46625YRC9	3,185,700	2,017,746	1,167,954	2,017,746	2,017,746	09/30/2011
46625YWB5	3,407,724	1,995,408	1,412,316	1,995,408	1,995,408	09/30/2011
52108RAF9	23,037,046	22,826,282	210,764	22,826,282	22,455,728	09/30/2011
52520MGD9	251,205	-	251,205	-	210,301	09/30/2011
57643MAY0	653,019	631,992	21,027	631,992	447,902	09/30/2011
57643MHT4	3,096,463	3,084,054	12,409	3,084,054	2,507,802	09/30/2011
57643MHV9	330,179	314,810	15,369	314,810	314,810	09/30/2011
59022HEB4	2,612,095	1,958,614	653,481	1,958,614	1,076,814	09/30/2011
59022HJV5	3,321,042	2,742,592	578,450	2,742,592	1,281,305	09/30/2011
69335YAJ5	1,192,980	1,191,908	1,072	1,191,908	1,191,908	09/30/2011
73316PCL2	414,590	366,316	48,274	366,316	366,316	09/30/2011
749577AA0	20,001,589	19,931,154	70,435	19,931,154	17,887,740	09/30/2011
74958AAD6	5,731,239	5,695,345	35,894	5,695,345	4,851,337	09/30/2011
74958EAG1	10,031,158	9,967,239	63,919	9,967,239	9,397,290	09/30/2011
75970QAF7	5,334,229	5,308,922	25,307	5,308,922	2,966,313	09/30/2011
760985XZ9	143,765	89,346	54,419	89,346	55,486	09/30/2011
760985YX3	771,413	771,294	119	771,294	136,716	09/30/2011
76110WWJ1	500,717	500,610	107	500,610	500,610	09/30/2011
76111XPF4	1,261,129	1,260,953	176	1,260,953	774,735	09/30/2011
76111XPG2	674,890	588,362	86,528	588,362	236,411	09/30/2011
76111XXX6	314,771	112,085	202,686	112,085	112,085	09/30/2011
79548KA73	3,421,473	3,420,266	1,207	3,420,266	2,035,242	09/30/2011
863576AT1	368,875	85,218	283,657	85,218	85,218	09/30/2011
929227Z66	5,073,191	5,070,516	2,675	5,070,516	4,094,174	09/30/2011
92922FH27	97,182	66,765	30,417	66,765	66,765	09/30/2011
92922FKK3	3,207,478	3,198,049	9,429	3,198,049	2,547,647	09/30/2011
9297663A9	4,028,914	3,529,483	499,431	3,529,483	1,986,182	09/30/2011
94983JAJ1	351,280	170,099	181,181	170,099	170,099	09/30/2011
94983NAN3	173,817	92,809	81,008	92,809	92,809	09/30/2011
05950EAG3	30,183,307	30,056,008	127,299	30,056,008	29,669,370	12/31/2011
00011#AA1	2,100,280	1,547,987	552,293	1,547,987	1,547,987	12/31/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

03072SQX6	$ 2,050,818	$ 423,137	$ 1,627,681	$ 423,137	$ 423,137	12/31/2011
04542BMV1	1,328,167	643,496	684,671	643,496	643,496	12/31/2011
04542BMW9	506,326	64,724	441,602	64,724	64,724	12/31/2011
058931BR6	7,177,477	543,772	6,633,705	543,772	543,772	12/31/2011
05946XGH0	382,543	356,478	26,065	356,478	356,478	12/31/2011
05948KCC1	1,392,116	1,391,706	410	1,391,706	1,391,706	12/31/2011
05948KCD9	515,244	442,579	72,665	442,579	442,579	12/31/2011
05948KDV8	884,509	108,900	775,609	108,900	108,900	12/31/2011
05948KGM5	694,551	596,539	98,012	596,539	596,539	12/31/2011
05948KHW2	816,786	706,375	110,411	706,375	706,375	12/31/2011
05948KMR7	1,661,014	1,658,803	2,211	1,658,803	1,658,803	12/31/2011
05948KST7	1,053,127	639,748	413,379	639,748	639,748	12/31/2011
05948KTP4	1,183,682	1,181,674	2,008	1,181,674	1,181,674	12/31/2011
05948KVE6	2,258,559	2,247,528	11,031	2,247,528	2,247,528	12/31/2011
05948KVF3	727,012	207,877	519,135	207,877	207,877	12/31/2011
05948KYD5	2,251,679	362,895	1,888,784	362,895	362,895	12/31/2011
05948X2A8	2,137,551	2,128,744	8,807	2,128,744	1,763,555	12/31/2011
05948XXB2	3,109,409	3,107,330	2,079	3,107,330	2,729,311	12/31/2011
05948XXD8	262,117	257,777	4,340	257,777	257,777	12/31/2011
05949AXN5	540,501	325,520	214,981	325,520	325,520	12/31/2011
05949CQD1	6,597,410	6,595,176	2,234	6,595,176	6,239,982	12/31/2011
05949QBV6	2,415,385	241,556	2,173,829	241,556	249,771	12/31/2011
12666CAF0	123,383	69,224	54,159	69,224	503,275	12/31/2011
12669EGX8	375,979	280,186	95,793	280,186	280,186	12/31/2011
12669ETE6	2,498,517	2,493,814	4,703	2,493,814	2,221,902	12/31/2011
12669FHU0	719,948	717,904	2,044	717,904	717,904	12/31/2011
12669FQF3	245,424	132,049	113,375	132,049	132,049	12/31/2011
12669FSH7	1,435,476	995,092	440,384	995,092	995,092	12/31/2011
12669FXC2	404,672	273,184	131,488	273,184	273,184	12/31/2011
161546DN3	351,057	349,900	1,157	349,900	349,900	12/31/2011
161546HW9	756,388	726,182	30,206	726,182	726,182	12/31/2011
16162WGC7	3,461,672	3,449,244	12,428	3,449,244	3,227,112	12/31/2011
16162WJZ3	2,371,231	2,359,279	11,952	2,359,279	2,062,297	12/31/2011
1729734M8	623,572	-	623,572	-	19	12/31/2011
172973D63	3,192,154	3,169,067	23,087	3,169,067	2,380,205	12/31/2011
172973D89	670,127	651,802	18,325	651,802	651,802	12/31/2011
172973TG4	594,441	593,328	1,113	593,328	484,583	12/31/2011
17307GPH5	1,010,982	353,916	657,066	353,916	353,916	12/31/2011
17307GVL9	7,834,492	7,821,564	12,928	7,821,564	5,494,912	12/31/2011
294751DF6	557,080	555,914	1,166	555,914	330,203	12/31/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

32027NFV8	$ 1,017,588	$ 1,016,627	$ 961	$ 1,016,627	$ 890,143	12/31/2011
32051GD77	528,714	40,604	488,110	40,604	40,604	12/31/2011
32051GEF8	63,140	23,752	39,388	23,752	23,752	12/31/2011
32051GMN2	1,490,618	1,489,908	710	1,489,908	1,489,908	12/31/2011
32051GRL1	499,454	951	498,503	951	1,829	12/31/2011
32051GVB8	1,206,614	269,833	936,781	269,833	269,833	12/31/2011
32051GWZ4	1,162,314	921,577	240,737	921,577	921,577	12/31/2011
32051GZ99	7,237,940	7,235,767	2,173	7,235,767	6,445,194	12/31/2011
32052LAT0	714,063	36,692	677,371	36,692	36,692	12/31/2011
362341EV7	901,766	34,276	867,490	34,276	12,027	12/31/2011
36242DYN7	687,876	76,701	611,175	76,701	89,736	12/31/2011
41161PNC3	3,018,573	221,195	2,797,378	221,195	221,195	12/31/2011
466247HG1	1,123,781	176,277	947,504	176,277	176,277	12/31/2011
466247RD7	1,203,396	58,102	1,145,294	58,102	58,102	12/31/2011
466247ST1	1,360,058	92,874	1,267,184	92,874	92,874	12/31/2011
466247WV1	3,456,993	287,019	3,169,974	287,019	287,019	12/31/2011
46625YDW0	2,406,451	1,401,920	1,004,531	1,401,920	1,401,920	12/31/2011
46625YNY5	3,241,193	1,021,498	2,219,695	1,021,498	1,021,498	12/31/2011
46629GAH1	11,020,499	11,018,895	1,604	11,018,895	10,454,169	12/31/2011
55265WAT0	2,992,397	2,969,350	23,047	2,969,350	2,687,695	12/31/2011
57643LRK4	1,097,221	1,070,887	26,334	1,070,887	457,086	12/31/2011
57643MAY0	612,710	515,169	97,541	515,169	395,635	12/31/2011
59025KAJ1	3,907,836	2,335,500	1,572,336	2,335,500	2,335,500	12/31/2011
68403BAE5	5,268,205	5,161,869	106,336	5,161,869	3,522,620	12/31/2011
73316PBB5	1,575,032	1,354,955	220,077	1,354,955	1,354,955	12/31/2011
73316PCL2	393,515	335,646	57,869	335,646	335,646	12/31/2011
749577AA0	19,406,292	19,136,446	269,846	19,136,446	17,368,349	12/31/2011
74958AAD6	5,437,888	5,412,308	25,580	5,412,308	4,943,011	12/31/2011
74958EAG1	9,967,239	9,898,451	68,788	9,898,451	8,974,350	12/31/2011
74958YAA0	4,583,343	4,455,509	127,834	4,455,509	3,814,289	12/31/2011
75970NAT4	5,959,232	535,899	5,423,333	535,899	421,417	12/31/2011
75970QAF7	5,308,923	4,983,532	325,391	4,983,532	2,622,406	12/31/2011
759950DS4	840,905	647,426	193,479	647,426	647,426	12/31/2011
759950DT2	1,489,823	298,370	1,191,453	298,370	298,370	12/31/2011
760985D32	532,550	339,945	192,605	339,945	339,945	12/31/2011
760985Q61	1,015,461	595,619	419,842	595,619	595,619	12/31/2011
760985TQ4	830,301	828,530	1,771	828,530	676,091	12/31/2011
760985XY2	622,403	254,807	367,596	254,807	254,807	12/31/2011
760985YX3	770,112	451,882	318,230	451,882	134,281	12/31/2011
760985ZJ3	642,566	436,305	206,261	436,305	436,305	12/31/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

76110WC87	$ 750,726	$ 626,383	$ 124,343	$ 626,383	$ 626,383	12/31/2011
76110WVS2	370,484	333,673	36,811	333,673	333,673	12/31/2011
76110WWJ1	552,222	482,590	69,632	482,590	482,590	12/31/2011
76111XCZ4	614,758	612,514	2,244	612,514	455,771	12/31/2011
76111XEK5	1,050,178	1,044,486	5,692	1,044,486	961,912	12/31/2011
76111XPG2	270,306	242,952	27,354	242,952	242,952	12/31/2011
76111XXX6	1,384,838	46,272	1,338,566	46,272	157,240	12/31/2011
863576AT1	1,620,876	17,608	1,603,268	17,608	37,280	12/31/2011
863576CV4	2,993,569	2,910,155	83,414	2,910,155	2,910,155	12/31/2011
90263BHE1	883,466	858,821	24,645	858,821	608,721	12/31/2011
929227WP7	82,125	20,448	61,677	20,448	12,864	12/31/2011
92922FH27	263,260	37,024	226,236	37,024	37,024	12/31/2011
92922FXB9	388,231	141,252	246,979	141,252	141,252	12/31/2011
929766C43	1,500,952	1,499,955	997	1,499,955	1,426,053	12/31/2011
939336Y31	334,049	214,920	119,129	214,920	214,920	12/31/2011
949760AW2	4,914,535	4,901,463	13,072	4,901,463	4,665,359	12/31/2011
94981FAN2	1,383,151	1,280,331	102,820	1,280,331	1,280,331	12/31/2011
94981UAL3	1,055,663	300,291	755,372	300,291	300,291	12/31/2011
94983JAJ1	171,925	123,493	48,432	123,493	123,493	12/31/2011
94983NAN3	1,238,828	31,651	1,207,177	31,651	68,415	12/31/2011
97180*FL7	1,784,426	947,685	836,741	947,685	947,685	12/31/2011
04542BMW9	163,346	160,150	3,196	160,150	160,150	03/31/2010
05948KJX8	5,085,617	5,070,831	14,786	5,070,831	3,044,716	03/31/2010
05948KYD5	1,130,518	1,126,693	3,825	1,126,693	1,126,693	03/31/2010
05948XXC0	1,490,624	1,480,529	10,095	1,480,529	987,361	03/31/2010
059497AF4	3,009,716	1,679,420	1,330,296	1,679,420	288,571	03/31/2010
05949AQL7	7,370,316	7,222,748	147,568	7,222,748	4,295,382	03/31/2010
07388LAQ3	2,664,161	2,448,776	215,385	2,448,776	846,215	03/31/2010
12513YAS9	525,912	410,719	115,193	410,719	410,719	03/31/2010
12669FQF3	834,006	737,326	96,680	737,326	169,856	03/31/2010
14986DAT7	3,137,985	1,142,533	1,995,452	1,142,533	837,853	03/31/2010
14986DAU4	1,020,551	658,935	361,616	658,935	694,661	03/31/2010
161546HE9	7,479,230	7,478,623	607	7,478,623	3,334,619	03/31/2010
172973YG8	1,670,825	1,669,866	959	1,669,866	1,140,727	03/31/2010
17307GVL9	7,862,741	7,834,493	28,248	7,834,493	4,920,625	03/31/2010
19075CAL7	1,712,054	1,564,519	147,535	1,564,519	898,237	03/31/2010
20047NAN2	7,029,548	5,118,446	1,911,102	5,118,446	2,938,690	03/31/2010
20173QAR2	1,584,995	1,234,810	350,185	1,234,810	747,376	03/31/2010
225458RZ3	1,035,044	200,698	834,346	200,698	277,185	03/31/2010
22545LAT6	439,955	332,939	107,016	332,939	121,477	03/31/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

24763LFY1	$ 561,822	$ 538,115	$ 23,707	$ 538,115	$ 296,317	03/31/2010
294751FA5	1,639,916	1,603,298	36,618	1,603,298	1,603,298	03/31/2010
361849K84	1,936,810	1,417,161	519,649	1,417,161	798,768	03/31/2010
36228FC61	1,546,683	1,545,575	1,108	1,545,575	1,545,575	03/31/2010
36242DYN7	477,674	469,311	8,363	469,311	469,311	03/31/2010
36828QSL1	4,840,420	660,344	4,180,076	660,344	896,775	03/31/2010
46625YBQ5	1,001,702	371,970	629,732	371,970	418,914	03/31/2010
46625YBR3	7,505,956	4,984,873	2,521,083	4,984,873	947,025	03/31/2010
46627QAA6	2,916,509	1,849,052	1,067,457	1,849,052	1,603,888	03/31/2010
46629MAU9	3,788,101	3,241,420	546,681	3,241,420	992,881	03/31/2010
46630VAS1	1,597,543	1,195,892	401,651	1,195,892	756,919	03/31/2010
46631BAN5	6,418,655	3,552,290	2,866,365	3,552,290	1,208,011	03/31/2010
59023NAS7	1,057,720	172,962	884,758	172,962	172,962	03/31/2010
61750WBD4	592,726	150,106	442,620	150,106	189,092	03/31/2010
69335YAJ5	2,661,078	2,642,652	18,426	2,642,652	1,137,763	03/31/2010
73316PBB5	738,420	734,002	4,418	734,002	734,002	03/31/2010
73316PCK4	1,207,016	1,205,895	1,121	1,205,895	612,767	03/31/2010
73316PCL2	269,630	268,265	1,365	268,265	268,265	03/31/2010
76110WWJ1	650,648	649,453	1,195	649,453	649,453	03/31/2010
76111XA60	719,495	513,327	206,168	513,327	513,327	03/31/2010
863576AT1	262,582	250,910	11,672	250,910	250,910	03/31/2010
929227Z66	6,968,632	6,922,086	46,546	6,922,086	4,734,268	03/31/2010
929766D42	2,936,327	2,315,970	620,357	2,315,970	2,687,157	03/31/2010
929766TU7	2,020,496	1,813,590	206,906	1,813,590	1,766,645	03/31/2010
92977QAQ1	1,214,832	956,053	258,779	956,053	832,427	03/31/2010
92978TAW1	1,044,074	912,432	131,642	912,432	306,577	03/31/2010
982512AC9	240,000	-	240,000	-	160,000	03/31/2010
982512AD7	270,000	-	270,000	-	150,000	03/31/2010
000780KJ4	2,472,754	2,450,454	22,300	2,450,454	1,475,438	06/30/2010
04542BMW9	319,454	176,197	143,257	176,197	176,197	06/30/2010
05946XTX1	498,941	148,217	350,724	148,217	148,217	06/30/2010
05948KCC1	2,500,508	2,499,042	1,466	2,499,042	1,860,238	06/30/2010
05948KJX8	5,018,923	5,015,726	3,197	5,015,726	3,159,525	06/30/2010
05948KST7	885,235	879,839	5,396	879,839	879,839	06/30/2010
05948KTP4	1,467,660	1,464,290	3,370	1,464,290	1,464,290	06/30/2010
059497AF4	1,679,420	729,597	949,823	729,597	302,072	06/30/2010
05949AQL7	7,091,458	7,087,744	3,714	7,087,744	4,386,158	06/30/2010
07388LAQ3	2,448,776	861,057	1,587,719	861,057	914,626	06/30/2010
12513YAS9	592,740	201,164	391,576	201,164	422,835	06/30/2010
12669FQF3	723,927	695,845	28,082	695,845	170,468	06/30/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

1729734B2	$ 10,369,524	$ 10,328,482	$ 41,042	$ 10,328,482	$ 9,845,910	06/30/2010
17309BAB3	3,315,004	3,204,330	110,674	3,204,330	1,931,124	06/30/2010
20047NAN2	5,118,446	3,891,086	1,227,360	3,891,086	3,386,225	06/30/2010
225458RZ3	200,698	179,469	21,229	179,469	317,887	06/30/2010
22545LAT6	332,938	212,132	120,806	212,132	130,326	06/30/2010
24763LFY1	533,733	473,182	60,551	473,182	275,243	06/30/2010
32051GD77	766,269	418,021	348,248	418,021	418,021	06/30/2010
32052UAX1	254,919	178,199	76,720	178,199	178,199	06/30/2010
36242DYN7	481,991	481,146	845	481,146	481,146	06/30/2010
393505QZ8	3,729,647	3,700,762	28,885	3,700,762	3,564,991	06/30/2010
466247HG1	253,893	191,598	62,295	191,598	191,598	06/30/2010
46629GAR9	2,889,411	886,025	2,003,386	886,025	1,320,992	06/30/2010
46629MAU9	3,241,421	3,034,691	206,730	3,034,691	1,051,762	06/30/2010
46630AAA6	4,068,290	1,567,232	2,501,058	1,567,232	1,294,678	06/30/2010
46630VAQ5	5,695,973	4,916,541	779,432	4,916,541	1,736,071	06/30/2010
46630VAS1	1,195,892	795,922	399,970	795,922	800,606	06/30/2010
52108H3R3	4,960,373	3,239,380	1,720,993	3,239,380	1,727,429	06/30/2010
52108H3S1	6,441,029	3,608,579	2,832,450	3,608,579	942,927	06/30/2010
52470UAJ4	470,139	371,968	98,171	371,968	705,000	06/30/2010
55313KAK7	1,186,450	603,064	583,386	603,064	511,459	06/30/2010
59023NAS7	509,783	169,442	340,341	169,442	169,442	06/30/2010
61750CAT4	386,659	300,386	86,273	300,386	350,832	06/30/2010
61750WBD4	150,106	120,699	29,407	120,699	136,556	06/30/2010
69335YAJ5	2,632,954	2,631,479	1,475	2,631,479	1,190,602	06/30/2010
75970QAF7	6,180,351	6,165,261	15,090	6,165,261	3,067,781	06/30/2010
760985YX3	917,631	917,298	333	917,298	180,999	06/30/2010
76110WWJ1	651,460	650,763	697	650,763	650,763	06/30/2010
76111XA60	219,869	164,533	55,336	164,533	164,533	06/30/2010
76111XPF4	1,482,549	1,482,525	24	1,482,525	958,700	06/30/2010
76111XXX6	341,776	278,381	63,395	278,381	278,381	06/30/2010
79548KA73	3,852,829	3,852,502	327	3,852,502	2,069,474	06/30/2010
863576AT1	288,946	258,059	30,887	258,059	258,059	06/30/2010
929227Z66	6,597,439	6,593,172	4,267	6,593,172	4,610,062	06/30/2010
929766D42	2,315,970	2,014,001	301,969	2,014,001	3,081,130	06/30/2010
92976BBV3	1,981,127	1,754,571	226,556	1,754,571	825,900	06/30/2010
92978MAL0	6,459,170	5,667,635	791,535	5,667,635	2,203,832	06/30/2010
92978TAW1	912,432	310,094	602,338	310,094	324,603	06/30/2010
939336Y31	591,862	191,673	400,189	191,673	191,673	06/30/2010
03702WAK0	901,336	846,217	55,119	846,217	163,800	09/30/2010
05946XTX1	97,076	36,779	60,297	36,779	36,779	09/30/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05948KCC1	$ 2,457,109	$ 2,454,980	$ 2,129	$ 2,454,980	$ 1,864,815	09/30/2010
05948KGK9	5,644,212	5,637,378	6,834	5,637,378	3,627,031	09/30/2010
05948KJX8	4,960,880	4,959,318	1,562	4,959,318	3,209,528	09/30/2010
05948KTP4	1,484,002	1,464,574	19,428	1,464,574	1,464,574	09/30/2010
05949AQL7	6,913,447	6,911,857	1,590	6,911,857	4,405,716	09/30/2010
05949CQD1	7,028,946	7,025,882	3,065	7,025,882	6,610,080	09/30/2010
07324MAF2	1,833,107	1,396,120	436,987	1,396,120	357,102	09/30/2010
07324MAH8	1,127,494	753,783	373,711	753,783	78,372	09/30/2010
07324YAK5	1,033,205	730,253	302,951	730,253	420,492	09/30/2010
07388LAQ3	861,057	766,806	94,251	766,806	963,604	09/30/2010
12513EAU8	7,743,834	5,195,280	2,548,554	5,195,280	3,000,039	09/30/2010
14986DAT7	1,142,533	675,315	467,218	675,315	1,041,873	09/30/2010
14986DAU4	658,935	260,355	398,580	260,355	739,644	09/30/2010
17309BAB3	2,921,148	2,331,794	589,354	2,331,794	1,943,993	09/30/2010
20047NAN2	3,891,086	3,447,842	443,244	3,447,842	3,559,671	09/30/2010
20173QAR2	1,234,810	792,759	442,051	792,759	879,448	09/30/2010
225458RZ3	179,469	113,669	65,801	113,669	315,630	09/30/2010
22545LAT6	212,132	161,272	50,861	161,272	137,033	09/30/2010
225470H22	2,490,925	1,501,709	989,216	1,501,709	667,541	09/30/2010
24763LFY1	464,853	405,394	59,459	405,394	277,440	09/30/2010
30249YAC7	928,590	821,510	107,080	821,510	70,000	09/30/2010
32051GVB8	1,475,156	1,224,159	250,997	1,224,159	1,224,159	09/30/2010
32052UAX1	983,428	139,360	844,069	139,360	139,360	09/30/2010
361849K68	4,886,861	4,140,080	746,781	4,140,080	2,134,556	09/30/2010
361849K84	1,417,161	967,916	449,245	967,916	827,018	09/30/2010
36828QQS8	4,722,738	2,886,895	1,835,843	2,886,895	1,350,415	09/30/2010
46625YBR3	4,984,873	4,041,145	943,728	4,041,145	4,084,059	09/30/2010
46625YDW0	4,024,429	3,910,989	113,440	3,910,989	1,372,045	09/30/2010
46625YNY5	7,708,957	5,427,441	2,281,515	5,427,441	2,392,480	09/30/2010
46627QAA6	1,849,052	720,428	1,128,624	720,428	1,817,355	09/30/2010
46630VAQ5	4,916,541	3,176,271	1,740,271	3,176,271	1,819,895	09/30/2010
46630VAS1	795,922	303,691	492,231	303,691	831,497	09/30/2010
46631BAN5	3,552,290	1,601,873	1,950,417	1,601,873	1,350,706	09/30/2010
501673AA5	7,823,069	7,643,277	179,792	7,643,277	6,985,475	09/30/2010
52108H3R3	3,239,380	3,079,175	160,205	3,079,175	1,808,802	09/30/2010
52108H3S1	3,608,579	3,096,806	511,773	3,096,806	922,856	09/30/2010
57643LRK4	1,595,201	1,580,900	14,301	1,580,900	832,745	09/30/2010
59022HJV5	6,163,822	4,492,159	1,671,663	4,492,159	2,421,887	09/30/2010
59023BAJ3	6,610,785	6,468,587	142,198	6,468,587	3,585,236	09/30/2010
61750CAT4	300,386	265,031	35,355	265,031	365,641	09/30/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

61750WBD4	$ 120,699	$ 90,758	$ 29,941	$ 90,758	$ 118,203	09/30/2010
69335YAJ5	2,621,890	2,618,601	3,289	2,618,601	1,220,855	09/30/2010
74958AAD6	5,978,385	5,977,848	538	5,977,848	5,451,282	09/30/2010
75970QAF7	6,165,261	5,990,156	175,105	5,990,156	3,534,000	09/30/2010
760985XZ9	1,029,985	424,003	605,982	424,003	177,288	09/30/2010
760985YX3	917,298	917,083	214	917,083	183,292	09/30/2010
76111XA60	376,816	117,087	259,729	117,087	117,087	09/30/2010
79548KA73	3,852,502	3,851,756	745	3,851,756	2,308,375	09/30/2010
863576AT1	180,309	178,696	1,614	178,696	178,696	09/30/2010
929227WP7	166,429	118,630	47,800	118,630	4,374	09/30/2010
929227Z66	6,143,586	6,142,145	1,441	6,142,145	4,362,464	09/30/2010
92976BBV3	1,754,571	1,558,689	195,882	1,558,689	972,621	09/30/2010
92978TAW1	310,094	140,244	169,849	140,244	337,741	09/30/2010
94982MAH9	211,734	70,341	141,392	70,341	70,341	09/30/2010
94982MAJ5	246,297	11,878	234,420	11,878	3,353	09/30/2010
03702WAK0	846,217	765,304	80,913	765,304	227,500	12/31/2010
058931BR6	2,372,861	2,035,212	337,649	2,035,212	2,035,212	12/31/2010
05946XTX1	782,843	17,627	765,216	17,627	17,627	12/31/2010
05948KYD5	2,980,670	1,146,902	1,833,768	1,146,902	1,146,902	12/31/2010
05949QBV6	4,844,699	360,042	4,484,657	360,042	360,042	12/31/2010
07324MAF2	1,396,120	1,145,368	250,752	1,145,368	638,792	12/31/2010
07324MAH8	753,783	604,972	148,811	604,972	237,294	12/31/2010
07324SCV2	2,401,515	2,088,844	312,671	2,088,844	1,374,812	12/31/2010
07324YAK5	708,659	587,686	120,973	587,686	413,579	12/31/2010
12513YAK6	2,496,971	1,443,260	1,053,711	1,443,260	1,443,260	12/31/2010
12558MBM3	3,247,227	3,246,368	859	3,246,368	1,697,988	12/31/2010
12669FQF3	248,932	194,676	54,256	194,676	194,676	12/31/2010
14986DAT7	675,316	276,103	399,213	276,103	970,463	12/31/2010
1729734M8	457,557	134,580	322,977	134,580	134,580	12/31/2010
19075CAL7	1,564,519	1,405,971	158,548	1,405,971	1,252,320	12/31/2010
225470BC6	2,512,002	1,908,758	603,244	1,908,758	1,908,758	12/31/2010
225470BE2	1,405,664	811,496	594,168	811,496	811,496	12/31/2010
24763LFY1	395,102	237,201	157,901	237,201	260,771	12/31/2010
30249YAC7	821,511	679,736	141,775	679,736	150,000	12/31/2010
32051GD77	1,759,378	435,593	1,323,785	435,593	435,593	12/31/2010
32051GEF8	69,228	23,366	45,862	23,366	23,366	12/31/2010
32051GNB7	1,370,928	690,671	680,257	690,671	690,671	12/31/2010
32051GVB8	2,591,522	1,216,677	1,374,845	1,216,677	1,216,677	12/31/2010
32052LAT0	845,340	386,404	458,936	386,404	386,404	12/31/2010
32052UAX1	198,000	104,891	93,109	104,891	104,891	12/31/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

361849K68	$ 4,140,081	$ 3,397,716	$ 742,365	$ 3,397,716	$ 2,132,186	12/31/2010
36185N4T4	2,526,810	2,498,866	27,944	2,498,866	1,470,067	12/31/2010
362341EV7	620,364	350,784	269,580	350,784	350,784	12/31/2010
36242DYN7	502,111	501,388	723	501,388	501,388	12/31/2010
41161PNC3	1,088,687	419,527	669,160	419,527	419,527	12/31/2010
466247HG1	766,300	137,008	629,292	137,008	137,008	12/31/2010
466247ST1	440,254	262,265	177,989	262,265	262,265	12/31/2010
46625YBQ5	371,970	239,957	132,013	239,957	645,469	12/31/2010
46625YBR3	4,041,145	3,411,899	629,246	3,411,899	3,809,170	12/31/2010
46625YDW0	3,910,989	3,385,871	525,118	3,385,871	1,367,837	12/31/2010
46625YRC9	5,802,991	3,582,883	2,220,108	3,582,883	3,582,883	12/31/2010
46625YSU8	2,453,973	2,031,513	422,460	2,031,513	2,031,513	12/31/2010
46629PAJ7	224,525	208,317	16,208	208,317	208,317	12/31/2010
501673AA5	7,128,339	7,123,086	5,253	7,123,086	6,660,438	12/31/2010
50179MAR2	2,412,499	1,485,782	926,717	1,485,782	2,147,855	12/31/2010
52108H3R3	3,079,175	2,854,698	224,477	2,854,698	1,154,094	12/31/2010
52520MGD9	798,362	415,414	382,948	415,414	551,928	12/31/2010
55313KAK7	603,064	157,312	445,752	157,312	467,689	12/31/2010
57643LRK4	1,554,982	1,195,982	359,000	1,195,982	844,168	12/31/2010
59022HEA6	3,006,376	2,888,705	117,671	2,888,705	1,795,782	12/31/2010
59022HEB4	2,758,100	2,612,095	146,005	2,612,095	1,386,249	12/31/2010
59022HJV5	3,595,170	2,424,054	1,171,116	2,424,054	2,424,054	12/31/2010
59023NAS7	889,189	-	889,189	-	51,488	12/31/2010
61750WBD4	90,758	44,566	46,192	44,566	66,506	12/31/2010
749577AA0	20,177,132	20,091,722	85,410	20,091,722	18,676,820	12/31/2010
74958AAD6	5,977,847	5,925,044	52,803	5,925,044	5,460,000	12/31/2010
74958YAA0	5,031,438	4,966,566	64,872	4,966,566	4,431,025	12/31/2010
75970QAF7	5,990,156	5,410,463	579,693	5,410,463	3,273,302	12/31/2010
76111XA60	1,399,254	60,304	1,338,950	60,304	60,304	12/31/2010
76111XXX6	555,787	272,945	282,842	272,945	272,945	12/31/2010
863576AT1	1,011,402	365,193	646,209	365,193	365,193	12/31/2010
929227WP7	117,689	116,577	1,112	116,577	4,443	12/31/2010
9297663A9	5,554,741	4,028,914	1,525,827	4,028,914	1,224,167	12/31/2010
92976BBV3	1,153,698	820,878	332,820	820,878	820,878	12/31/2010
92978PAR0	835,535	648,835	186,700	648,835	970,875	12/31/2010
94982MAH9	293,093	62,028	231,065	62,028	62,028	12/31/2010
94982MAJ5	11,382	-	11,382	-	3,648	12/31/2010
94983JAJ1	1,002,072	349,065	653,007	349,065	349,065	12/31/2010
52470LAL9	6,985,639	1,400,193	5,585,446	1,400,193	1,750,000	09/30/2009
22545MAP2	1,159,551	288,142	871,409	288,142	573,973	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

52470UAJ4	$ 4,688,325	$ 470,139	$ 4,218,186	$ 470,139	$ 470,000	09/30/2009
92977QAQ1	5,174,207	1,630,057	3,544,150	1,630,057	686,376	09/30/2009
14986DAU4	1,709,398	1,304,079	405,319	1,304,079	667,264	09/30/2009
982512AD7	3,000,000	270,000	2,730,000	270,000	270,000	09/30/2009
939336Y31	2,026,129	1,259,088	767,041	1,259,088	317,326	09/30/2009
62940HAG0	60	-	60	-	77,866	09/30/2009
92978PAR0	1,230,854	1,022,472	208,382	1,022,472	427,024	09/30/2009
46630JBN8	2,659,534	1,547,406	1,112,128	1,547,406	466,082	09/30/2009
00011#AA1	4,212,719	2,105,098	2,107,621	2,105,098	2,106,360	09/30/2009
94985JBM1	9,858,656	7,806,976	2,051,680	7,806,976	7,900,000	09/30/2009
52520MGD9	8,418,688	6,465,075	1,953,613	6,465,075	1,342,816	09/30/2009
982512AC9	2,000,000	240,000	1,760,000	240,000	240,000	09/30/2009
92922FXB9	1,056,201	819,717	236,484	819,717	226,047	09/30/2009
61750CAT4	422,293	386,659	35,634	386,659	285,233	09/30/2009
46630VAS1	3,514,501	2,430,615	1,083,886	2,430,615	1,178,095	09/30/2009
12666CAF0	1,137,783	108,140	1,029,643	108,140	108,140	09/30/2009
07388LAQ3	3,688,803	2,664,161	1,024,642	2,664,161	670,209	09/30/2009
92922FHE1	5,909,853	4,959,175	950,678	4,959,175	4,238,455	09/30/2009
92978TAW1	2,259,889	1,534,166	725,723	1,534,166	431,440	09/30/2009
94983NAN3	3,823,387	3,108,005	715,382	3,108,005	1,264,882	09/30/2009
929766RC9	986,883	286,139	700,744	286,139	294,110	09/30/2009
760985XZ9	1,118,083	422,713	695,370	422,713	422,713	09/30/2009
41161PNC3	4,145,640	4,145,606	34	4,145,606	780,989	09/30/2009
32052LAT0	2,609,333	2,105,917	503,416	2,105,917	582,883	09/30/2009
126670ZM3	5,000,000	4,522,872	477,128	4,522,872	1,131,355	09/30/2009
362341EV7	1,873,949	1,449,004	424,945	1,449,004	644,672	09/30/2009
04544PAE9	5,500,000	5,078,219	421,781	5,078,219	1,932,007	09/30/2009
14986DAT7	5,019,721	4,640,950	378,771	4,640,950	836,312	09/30/2009
32052UAX1	2,215,022	1,840,129	374,893	1,840,129	331,534	09/30/2009
76113ABJ9	5,000,000	4,652,571	347,429	4,652,571	1,507,580	09/30/2009
07325NBR2	3,000,000	2,661,291	338,709	2,661,291	205,926	09/30/2009
45254TTZ7	4,000,000	3,680,351	319,649	3,680,351	1,296,632	09/30/2009
92922FVM7	1,528,813	1,214,899	313,914	1,214,899	866,598	09/30/2009
12669GJK8	3,912,446	3,640,807	271,639	3,640,807	1,668,658	09/30/2009
05949AF47	1,701,838	1,452,385	249,453	1,452,385	403,640	09/30/2009
22545LAT6	481,914	439,326	42,588	439,326	129,012	09/30/2009
81744FGG6	3,235,863	3,017,797	218,066	3,017,797	858,741	09/30/2009
760985XY2	1,823,208	1,612,669	210,539	1,612,669	788,427	09/30/2009
83611MDJ4	1,435,961	1,238,822	197,139	1,238,822	1,238,822	09/30/2009
07324SCV2	2,936,189	2,751,255	184,934	2,751,255	1,256,524	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

81744FHQ3	$ 2,014,843	$ 1,832,170	$ 182,673	$ 1,832,170	$ 586,803	09/30/2009
92978PAQ2	450,685	274,574	176,111	274,574	71,175	09/30/2009
07324MAF2	2,000,001	1,833,107	166,894	1,833,107	240,000	09/30/2009
161546HE9	8,046,825	7,882,684	164,141	7,882,684	3,986,115	09/30/2009
59020UNG6	3,116,869	2,958,347	158,522	2,958,347	1,244,393	09/30/2009
94982MAJ5	431,149	281,054	150,095	281,054	41,812	09/30/2009
83611MMK1	4,310,134	4,165,753	144,381	4,165,753	3,213,951	09/30/2009
61750WBD4	732,301	592,726	139,575	592,726	152,259	09/30/2009
17307GVL9	7,996,278	7,862,741	133,537	7,862,741	4,750,552	09/30/2009
05947U5C8	3,710,081	3,607,910	102,171	3,607,910	3,243,545	09/30/2009
57643LRK4	2,000,000	1,907,872	92,128	1,907,872	963,306	09/30/2009
058931BR6	11,371,571	11,283,550	88,021	11,283,550	1,973,481	09/30/2009
393505QZ8	3,816,034	3,729,647	86,387	3,729,647	2,983,040	09/30/2009
921796HD3	2,746,710	2,668,591	78,119	2,668,591	2,410,776	09/30/2009
07324MAH8	1,202,000	1,127,494	74,506	1,127,494	72,120	09/30/2009
70069FGB7	3,000,000	2,926,370	73,630	2,926,370	1,984,218	09/30/2009
30249YAC7	1,000,000	928,590	71,410	928,590	80,000	09/30/2009
07324YAK5	1,221,964	1,155,619	66,345	1,155,619	360,113	09/30/2009
86359BW98	2,000,000	1,934,091	65,909	1,934,091	1,109,004	09/30/2009
05949QBV6	9,345,379	9,281,254	64,125	9,281,254	2,695,278	09/30/2009
05946XGG2	14,811,796	14,750,498	61,298	14,750,498	10,657,216	09/30/2009
05948KDT3	7,338,265	7,281,442	56,823	7,281,442	4,117,024	09/30/2009
55265KZT9	2,663,503	2,607,377	56,126	2,607,377	1,235,036	09/30/2009
05948KRR2	6,003,719	5,948,027	55,692	5,948,027	2,965,353	09/30/2009
05948KTP4	2,450,491	2,396,695	53,796	2,396,695	2,396,695	09/30/2009
73316PAJ9	2,963,570	2,911,805	51,765	2,911,805	1,290,531	09/30/2009
949760AY8	2,000,521	1,951,714	48,807	1,951,714	1,107,708	09/30/2009
05948KDV8	1,589,017	1,543,043	45,974	1,543,043	294,134	09/30/2009
12667FD44	1,000,000	956,557	43,443	956,557	412,204	09/30/2009
94983QAL0	9,761,307	9,718,494	42,813	9,718,494	8,200,000	09/30/2009
05948KHW2	1,368,202	1,326,345	41,857	1,326,345	538,017	09/30/2009
294751FA5	3,732,993	3,691,195	41,798	3,691,195	1,645,545	09/30/2009
05948KCU1	4,934,707	4,893,451	41,256	4,893,451	2,892,012	09/30/2009
05948KDU0	3,365,059	3,324,479	40,580	3,324,479	1,399,368	09/30/2009
32027NNS6	1,894,230	1,853,732	40,498	1,853,732	1,059,058	09/30/2009
12669FXC2	2,231,806	2,192,100	39,706	2,192,100	622,285	09/30/2009
86359BV81	1,332,327	1,293,683	38,644	1,293,683	796,625	09/30/2009
32051GD77	4,057,716	4,020,725	36,991	4,020,725	457,353	09/30/2009
80382UAT0	1,382,139	1,346,185	35,954	1,346,185	639,116	09/30/2009
94983HAE6	6,949,595	6,916,514	33,081	6,916,514	6,481,074	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

161546GN0	$ 1,585,814	$ 1,552,789	$ 33,025	$ 1,552,789	$ 661,209	09/30/2009
05946XGH0	1,661,356	1,628,896	32,460	1,628,896	1,628,896	09/30/2009
73316PBB5	2,959,275	2,927,866	31,409	2,927,866	752,340	09/30/2009
05948KGM5	1,283,048	1,252,179	30,869	1,252,179	426,357	09/30/2009
36242DSU8	3,995,581	3,965,466	30,115	3,965,466	1,964,400	09/30/2009
36228FC61	2,466,883	2,438,890	27,993	2,438,890	1,619,877	09/30/2009
000780GM2	1,529,671	1,501,780	27,891	1,501,780	1,286,499	09/30/2009
32051GWZ4	3,793,221	3,765,374	27,847	3,765,374	1,607,941	09/30/2009
05948XDK4	2,064,327	2,039,416	24,911	2,039,416	1,612,303	09/30/2009
05948KJZ3	1,003,980	979,169	24,811	979,169	378,811	09/30/2009
05948KCC1	2,662,512	2,637,954	24,558	2,637,954	1,923,238	09/30/2009
76111XA60	3,419,200	3,394,730	24,470	3,394,730	504,814	09/30/2009
79548KA73	3,877,304	3,853,161	24,143	3,853,161	2,114,452	09/30/2009
05948KGL7	2,728,102	2,704,923	23,179	2,704,923	1,423,328	09/30/2009
172973YG8	1,778,018	1,755,723	22,295	1,755,723	1,253,287	09/30/2009
05948KHV4	2,903,736	2,882,005	21,731	2,882,005	1,314,819	09/30/2009
05948XUE9	9,079,088	9,057,459	21,629	9,057,459	6,666,364	09/30/2009
863576AT1	2,654,654	2,633,856	20,798	2,633,856	782,459	09/30/2009
12669FQF3	886,171	865,747	20,424	865,747	189,734	09/30/2009
76111XJA2	1,168,979	1,149,017	19,962	1,149,017	590,151	09/30/2009
05948XUF6	4,159,336	4,139,391	19,945	4,139,391	2,735,553	09/30/2009
75970QAF7	6,200,000	6,180,351	19,649	6,180,351	2,819,369	09/30/2009
59023NAS7	210,356	190,791	19,565	190,791	190,791	09/30/2009
1729734M8	2,110,476	2,092,667	17,809	2,092,667	217,727	09/30/2009
172973D89	1,200,206	1,182,572	17,634	1,182,572	570,730	09/30/2009
126673ZW5	6,892,709	6,875,193	17,516	6,875,193	1,428,106	09/30/2009
73316PGL8	3,097,204	3,081,154	16,050	3,081,154	1,011,781	09/30/2009
36242DNF6	1,916,862	1,900,875	15,987	1,900,875	753,653	09/30/2009
863576CV4	13,336,016	13,321,409	14,607	13,321,409	3,879,489	09/30/2009
126673DR0	5,504,724	5,490,616	14,108	5,490,616	2,961,121	09/30/2009
05948KNU9	3,517,370	3,505,447	11,923	3,505,447	1,546,716	09/30/2009
05946XTX1	1,272,012	1,260,090	11,922	1,260,090	320,030	09/30/2009
05948KHU6	6,776,820	6,764,966	11,854	6,764,966	4,227,900	09/30/2009
172973UY3	3,291,891	3,280,044	11,847	3,280,044	1,556,863	09/30/2009
76111XXX6	2,108,395	2,096,980	11,415	2,096,980	203,201	09/30/2009
12498NAB9	3,869,708	3,858,572	11,136	3,858,572	2,985,682	09/30/2009
76111XFN8	1,178,532	1,168,989	9,543	1,168,989	624,489	09/30/2009
05948KYD5	1,144,187	1,134,648	9,539	1,134,648	1,134,648	09/30/2009
9292275R3	4,623,774	4,614,688	9,086	4,614,688	3,566,745	09/30/2009
05949AYP9	1,481,161	1,472,139	9,022	1,472,139	264,908	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

126673P48	$ 3,698,052	$ 3,689,072	$ 8,980	$ 3,689,072	$ 897,646	09/30/2009
32051DL75	1,471,427	1,462,462	8,965	1,462,462	932,952	09/30/2009
05948KJY6	2,341,037	2,334,051	6,986	2,334,051	1,186,638	09/30/2009
126673JE3	2,928,643	2,921,722	6,921	2,921,722	913,718	09/30/2009
73316PCK4	1,213,795	1,207,016	6,779	1,207,016	545,252	09/30/2009
05948KST7	2,634,023	2,627,244	6,779	2,627,244	878,384	09/30/2009
04542BMW9	986,607	979,876	6,731	979,876	261,633	09/30/2009
73316PBA7	3,400,239	3,393,581	6,658	3,393,581	1,616,222	09/30/2009
04542BMV1	2,961,218	2,955,282	5,936	2,955,282	1,272,742	09/30/2009
76110WC87	2,782,895	2,776,966	5,929	2,776,966	1,207,355	09/30/2009
05946XFK4	2,305,673	2,299,746	5,927	2,299,746	1,380,840	09/30/2009
126673NF5	2,449,935	2,444,100	5,835	2,444,100	624,503	09/30/2009
76112BHZ6	4,500,508	4,495,205	5,303	4,495,205	967,537	09/30/2009
17309BAB3	4,460,319	4,455,085	5,234	4,455,085	2,760,754	09/30/2009
05948KVF3	1,895,405	1,890,433	4,972	1,890,433	652,633	09/30/2009
126673GC0	1,886,987	1,882,217	4,770	1,882,217	399,302	09/30/2009
76110WC79	1,987,831	1,983,803	4,028	1,983,803	989,420	09/30/2009
161546HW9	1,826,923	1,824,265	2,658	1,824,265	486,507	09/30/2009
17307GPH5	2,793,950	2,791,540	2,410	2,791,540	1,158,195	09/30/2009
12558MBM3	3,741,659	3,739,287	2,372	3,739,287	1,208,716	09/30/2009
126673ZZ8	918,957	916,600	2,357	916,600	101,071	09/30/2009
760985YX3	921,902	919,948	1,954	919,948	174,201	09/30/2009
000780KJ4	2,704,947	2,703,042	1,905	2,703,042	1,481,815	09/30/2009
76110WVS2	948,581	946,805	1,776	946,805	433,727	09/30/2009
55265KN62	4,216,252	4,214,523	1,729	4,214,523	3,158,209	09/30/2009
49436PAD7	8,114	6,463	1,651	6,463	18,750	09/30/2009
03072SQW8	2,411,577	2,410,465	1,112	2,410,465	324,128	09/30/2009
05948X5C1	1,329,548	1,329,210	338	1,329,210	494,543	09/30/2009
05949CQD1	7,029,101	7,028,946	155	7,028,946	6,117,840	09/30/2009
294751EL2	688,089	687,939	150	687,939	189,294	09/30/2009
76111XPF4	1,582,656	1,582,626	30	1,582,626	1,026,600	09/30/2009
52520MGD9	6,457,436	802,118	5,655,318	802,118	1,007,185	12/31/2009
05950VAV2	2,347,277	-	2,347,277	-	1,720,809	12/31/2009
19075CAL7	6,588,882	1,712,054	4,876,828	1,712,054	872,746	12/31/2009
12666CAF0	3,956,428	109,455	3,846,973	109,455	109,455	12/31/2009
92977QAQ1	1,630,057	1,214,832	415,225	1,214,832	803,782	12/31/2009
46630JBN8	2,507,276	-	2,507,276	-	521,355	12/31/2009
14986DAU4	1,304,079	1,020,551	283,528	1,020,551	692,779	12/31/2009
46625YWL3	3,850,659	190,383	3,660,276	190,383	960,272	12/31/2009
20173QAR2	5,017,973	1,584,996	3,432,977	1,584,996	724,486	12/31/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

92978TAM3	$ 3,382,212	$ 384,005	$ 2,998,207	$ 384,005	$ 701,486	12/31/2009
939336Y31	591,631	331,868	259,763	331,868	331,868	12/31/2009
039279AD6	2,913,397	93,038	2,820,359	93,038	462,400	12/31/2009
92978PAR0	1,022,473	835,535	186,938	835,535	657,536	12/31/2009
46629YAR0	1,812,715	-	1,812,715	-	881,574	12/31/2009
50179MAR2	6,120,728	2,412,499	3,708,229	2,412,499	984,643	12/31/2009
92976UAE0	787,206	-	787,206	-	776,158	12/31/2009
55313KAK7	3,111,989	1,186,450	1,925,539	1,186,450	529,488	12/31/2009
46630VAS1	2,430,615	1,597,543	833,072	1,597,543	965,910	12/31/2009
14986DAT7	4,640,950	3,137,985	1,502,965	3,137,985	828,309	12/31/2009
92922FXB9	328,528	210,089	118,439	210,089	210,089	12/31/2009
46629MAU9	5,229,909	3,788,101	1,441,808	3,788,101	984,955	12/31/2009
76111XA60	1,724,371	505,901	1,218,470	505,901	505,901	12/31/2009
92978TAW1	1,534,165	1,044,074	490,091	1,044,074	298,409	12/31/2009
46630EAP5	1,784,701	-	1,784,701	-	1,427,915	12/31/2009
12513YAS9	977,144	707,933	269,211	707,933	463,176	12/31/2009
929766TU7	3,005,384	2,020,496	984,888	2,020,496	1,228,252	12/31/2009
929766RC9	286,139	30,699	255,440	30,699	397,716	12/31/2009
03927PAG3	967,933	26,498	941,435	26,498	102,500	12/31/2009
83611MDJ4	1,920,970	1,287,577	633,393	1,287,577	1,287,577	12/31/2009
32052UAX1	657,866	335,246	322,620	335,246	335,246	12/31/2009
36242D7Y3	4,616,450	3,994,454	621,996	3,994,454	1,528,751	12/31/2009
03927PAE8	4,025,740	3,513,463	512,277	3,513,463	1,061,813	12/31/2009
161546HW9	932,751	433,836	498,915	433,836	433,836	12/31/2009
126670ZM3	4,522,872	4,521,697	1,175	4,521,697	1,733,065	12/31/2009
04544PAE9	5,078,219	5,045,815	32,404	5,045,815	1,741,718	12/31/2009
05948KVF3	1,082,955	637,052	445,903	637,052	637,052	12/31/2009
81744FHQ3	521,191	268,780	252,411	268,780	268,780	12/31/2009
12669GJK8	3,586,261	3,542,023	44,238	3,542,023	1,408,487	12/31/2009
92978PAQ2	274,574	136,922	137,652	136,922	74,128	12/31/2009
04542BMW9	492,332	228,941	263,391	228,941	228,941	12/31/2009
81744FGG6	1,336,150	1,331,444	4,706	1,331,444	1,331,444	12/31/2009
76111J6G4	1,299,758	1,093,144	206,614	1,093,144	583,775	12/31/2009
59020UNG6	1,221,083	1,215,962	5,121	1,215,962	1,215,962	12/31/2009
12667FD44	956,556	853,903	102,653	853,903	415,403	12/31/2009
32051GD77	515,097	411,794	103,303	411,794	411,794	12/31/2009
12669FXC2	2,158,004	2,069,445	88,559	2,069,445	509,396	12/31/2009
05946XGG2	14,568,401	14,508,165	60,236	14,508,165	10,355,641	12/31/2009
393505QZ8	3,834,016	3,729,647	104,369	3,729,647	3,185,172	12/31/2009
86359BW98	1,934,092	1,928,966	5,126	1,928,966	1,194,206	12/31/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05946XGH0	$ 1,146,994	$ 1,114,628	$ 32,366	$ 1,114,628	$ 1,114,628	12/31/2009
05948KTP4	1,352,946	1,351,720	1,226	1,351,720	1,351,720	12/31/2009
94983QAL0	9,718,495	9,708,975	9,520	9,708,975	8,800,000	12/31/2009
73316PBB5	815,103	801,523	13,580	801,523	801,523	12/31/2009
80382UAT0	1,174,916	1,171,632	3,284	1,171,632	570,286	12/31/2009
000780AX4	1,332,875	1,297,611	35,264	1,297,611	463,084	12/31/2009
94984EAD4	8,881,011	8,849,306	31,705	8,849,306	8,212,374	12/31/2009
69335YAJ5	2,700,687	2,670,388	30,299	2,670,388	1,128,164	12/31/2009
94982FAS0	7,801,857	7,775,269	26,588	7,775,269	2,712,794	12/31/2009
05948KCC1	2,598,158	2,598,122	36	2,598,122	1,855,173	12/31/2009
79548KA73	3,853,161	3,852,829	332	3,852,829	2,101,269	12/31/2009
863576AT1	307,409	305,817	1,592	305,817	305,817	12/31/2009
05948KHV4	1,285,785	1,285,647	138	1,285,647	1,285,647	12/31/2009
94982QAE7	1,824,206	1,805,617	18,589	1,805,617	1,805,617	12/31/2009
1729734M8	232,824	232,362	462	232,362	232,362	12/31/2009
863576CV4	3,816,873	3,813,277	3,596	3,813,277	3,813,277	12/31/2009
05948KHU6	6,663,738	6,659,494	4,244	6,659,494	4,099,059	12/31/2009
466247HF3	324,064	309,427	14,637	309,427	309,427	12/31/2009
73316PBS8	7,374,627	7,360,511	14,116	7,360,511	3,870,072	12/31/2009
73316PCL2	249,414	235,528	13,886	235,528	235,528	12/31/2009
05948KYD5	1,124,112	1,120,866	3,246	1,120,866	1,120,866	12/31/2009
05948KST7	867,584	865,700	1,884	865,700	865,700	12/31/2009
73316PBA7	3,393,581	3,391,850	1,731	3,391,850	1,559,969	12/31/2009
466247HG1	298,770	297,709	1,061	297,709	297,709	12/31/2009
05948X5C1	1,290,122	1,290,072	50	1,290,072	468,637	12/31/2009
74041AAD5	10,000,249	6,900,249	3,100,000	6,900,249	2,912,500	12/31/2009
Total	$ 3,207,854,633	$ 2,555,666,406	$ 652,188,244	$ 2,555,666,406	$ 2,060,302,724

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

B.	None.

C.
(1) Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on April 30, 2009.)

(2) Amendment One to the Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on April 30, 2009.)

(3) Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on April 27, 2010.)

(4) Amendment Three to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on April 27, 2010.)

(5) Sales Operations and General Agent Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on April 27, 2012.)

D.
(1)  Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

 (3)  Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Maturity Extension Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(6)  Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7)  Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)  Directed Deductions Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E.
(1)  Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3)  Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F.
(1)  Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

(2)  Bylaws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H.           (1)      Participation Agreement, dated February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on February 3, 2000.)

 (2)     Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)      Participation Agreement, dated September 1, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(4)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

 (5)      Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(6)      Participation Agreement, dated April 30, 2001, by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)      Amended and Restated Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(8)    Participation Agreement, dated July 15, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(9)
Participation Agreement, dated September 12, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(10)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(11)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(12)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(13)    Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(14)    Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 33-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(15)    Participation Agreement, dated October 1, 2008, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 111688, filed with the Securities and Exchange Commission on September 22, 2008.)

(16)   Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Massachusetts Financial Services Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on December 10, 2012.)

I.
Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J.	(1)	Powers of Attorney.

(2)           Resolution of the Board of Directors of the Depositor dated April 11, 2013, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on April 29, 2013.)

K.	Legal Opinion.

L.           None.

M.           None.

N.	Consents of Deloitte & Touche LLP.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director
Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chairman and Director and President, SLF U.S.
Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President and Chief Actuary
Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary
David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations
Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Life and Annuities, Inforce Management and Director
Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario, Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Colm J. Freyne Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 29, 2013.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29.  INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)  Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, I and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account and Sun Life (N.Y.) Variable Accounts A, B, C and D.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

Kenneth A. McCullum	President and Director
Scott M. Davis	Director
Larry R. Madge	Director
Paul Finnegan	Anti-Money Laundering Compliance Officer
Michael S. Bloom	Assistant Secretary
Kathleen T. Baron	Chief Compliance Officer
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Michelle A. Greco	Senior Counsel
Jie Cheng Kerri R. Ansello Maryellen Percuoco	Tax Assistant Vice President Secretary Assistant Secretary

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life of Canada (U.S.).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of April, 2013.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Kenneth N. Crowley
Kenneth N. Crowley
Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	Chairman and Director and President, SLF U.S.	April 29, 2013
Westley V. Thompson	(Principal Executive Officer)

/s/Keith Gubbay*	Senior Vice President and	April 29, 2013
Keith Gubbay	Chief Financial Officer and Treasurer
(Principal Financial Officer)

/s/ Vincent A. Montiverdi*	Vice President and Controller	April 29, 2013
Vincent A. Montiverdi	(Principal Accounting Officer)

*By: /s/ Kenneth N. Crowley	Attorney-in-Fact for:	April 29, 2013
Kenneth N. Crowley
Kenneth A. McCullum, Director
Scott M. Davis, Director
Thomas A. Bogart, Director
Colm J. Freyne, Director Larry R. Madge, Director

*Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures.  Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on April 29, 2013.  Powers of attorney are enclosed herein.

EXHIBIT INDEX

J1 K	Powers of Attorney Legal Opinion

N	Consents of Deloitte & Touche LLP

Representation of Counsel Pursuant to Rule 485(b)